UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2016

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds.This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

This Page Intentionally Left Blank

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2016

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/15	Actual Ending Account Value 04/30/16	Actual Expenses Paid During Period* 11/1/15-04/30/16	Actual Expense Ratio During Period 11/1/15-04/30/16**
Large Cap Core Fund	$1,000.00	$985.90	$4.92	0.99%
Large Cap Strategies Fund	1,000.00	988.60	5.52	1.11%
Small & Mid Cap Fund	1,000.00	1,006.80	5.57	1.11%
Strategic Opportunities Fund	1,000.00	970.60	5.91	1.20%
Fixed Income Fund	1,000.00	1,016.70	3.23	0.64%
Municipal Bond Fund	1,000.00	1,020.20	2.98	0.59%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
3

Old Westbury Funds, Inc.
Disclosure of Fund Expenses - (Continued)
For the Period Ended April 30, 2016

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/1/15	Hypothetical Ending Account Value 04/30/16	Hypothetical Expenses Paid During Period* 11/1/15-04/30/16	Hypothetical Expense Ratio During Period 11/1/15-04/30/16**
Large Cap Core Fund	$1,000.00	$1,020.05	$5.00	0.99%
Large Cap Strategies Fund	1,000.00	1,019.45	5.60	1.11%
Small & Mid Cap Fund	1,000.00	1,019.45	5.60	1.11%
Strategic Opportunities Fund	1,000.00	1,019.00	6.06	1.20%
Fixed Income Fund	1,000.00	1,021.80	3.23	0.64%
Municipal Bond Fund	1,000.00	1,022.05	2.98	0.59%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	April 30, 2016
(Unaudited)

Shares		Value
COMMON STOCKS — 90.9%
Banks — 8.4%
602,680	BNP Paribas SA - ADR	$16,079,502
379,270	Citigroup, Inc.	17,552,616
348,510	DBS Group Holdings Ltd. - ADR	15,777,048
452,355	HSBC Holdings Plc – ADR	15,076,992
1,520,055	KeyCorp	18,681,477
395,740	Morgan Stanley	10,708,724
1,282,350	Siam Commercial Bank Public Co. Ltd.(d)	4,901,051
		98,777,410
Consumer Discretionary — 21.9%
192,770	Accor SA	8,539,032
471,810	Bridgestone Corp. - ADR	8,629,405
192,500	CBS Corp. - Class B	10,762,675
458,065	Comcast Corp. - Class A	27,832,029
355,530	Dollar General Corp.	29,121,462
2,352,530	Kingfisher Plc	12,508,739
245,955	Lowe’s Cos, Inc.	18,697,499
92,630	Mohawk Industries, Inc.(b)	17,843,317
262,430	Nielsen Holdings Plc	13,683,100
343,460	NIKE, Inc. - Class B	20,243,532
1,365,370	Nissan Motor Co. Ltd.	12,832,425
335,275	Pandora A/S - ADR	10,883,027
230,005	PVH Corp.	21,988,478
232,245	Royal Caribbean Cruises Ltd.	17,975,763
235,000	Sky Plc - ADR	12,901,500
420,000	Tata Motors Ltd. - ADR(b)	12,759,600
		257,201,583
Consumer Staples — 8.4%
273,190	CVS Health Corp.	27,455,595
227,770	PepsiCo, Inc.	23,451,199
350,000	Svenska Cellulosa AB SCA - ADR	11,074,000
439,460	Unilever NV	19,305,504
616,155	Wilmar International Ltd. - ADR	16,993,555
		98,279,853
Diversified Financials — 5.8%
556,040	Discover Financial Services	31,288,371
894,120	ING Groep NV	10,949,724
876,620	Mediobanca SpA	7,202,112
1,237,540	ORIX Corp.	18,452,605
		67,892,812
Energy — 4.7%
135,125	China Petroleum & Chemical Corp. - ADR	9,562,796
466,955	ConocoPhillips	22,315,779
914,150	Encana Corp.	6,994,373
1,029,070	ENI SpA	16,732,462
		55,605,410
Shares		Value
Health Care — 12.9%
140,535	Aetna, Inc.	$15,777,864
300,485	AstraZeneca Plc	17,246,087
273,035	DENTSPLY Sirona, Inc.	16,272,886
262,570	Otsuka Holdings Co. Ltd.	10,601,511
553,560	Pfizer, Inc.	18,106,948
176,670	Shionogi & Co. Ltd.	9,369,820
152,830	Shire Plc	9,515,167
137,265	St. Jude Medical, Inc.	10,459,593
193,765	Thermo Fisher Scientific, Inc.	27,950,601
135,827	Zimmer Holdings, Inc.	15,724,692
		151,025,169
Industrials — 4.4%
186,500	Itochu Corp. – ADR	4,666,230
237,245	Raytheon Co.	29,975,906
189,360	Union Pacific Corp.	16,517,873
		51,160,009
Information Technology — 11.9%
45,515	Alphabet, Inc. - Class C(b)	31,542,350
396,080	Apple, Inc.	37,128,539
121,340	Atos SE	10,794,330
107,185	Broadcom Ltd.	15,622,214
245,165	CDW Corp.	9,438,853
2,122,900	Nokia Oyj	12,518,820
188,030	NXP Semiconductors NV(b)	16,035,198
896,810	Telefonaktiebolaget LM Ericsson - B Shares	7,258,952
		140,339,256
Insurance — 3.1%
166,955	American International Group, Inc.	9,319,428
106,935	CHUBB Ltd.	12,603,359
2,228,159	RSA Insurance Group Plc - ADR	14,906,384
		36,829,171
Materials — 1.1%
322,140	Rio Tinto Ltd.	12,626,646
Real Estate — 0.8%
878,090	Wharf Holdings Ltd. - ADR	9,480,738
Telecommunication Services — 1.7%
269,675	China Telecom Corp. Ltd. - ADR	13,386,667
485,500	KDDI Corp. - ADR	6,962,070
		20,348,737
Utilities — 5.8%
200,640	American Water Works Co., Inc.	14,598,566
286,435	Edison International	20,253,819
390,870	Electric Power Development Co. Ltd.	12,177,952
452,240	Enagas SA	13,777,132

5

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Shares		Value
Utilities (continued)
418,550	Tokyo Gas Co. Ltd. - ADR	$7,165,576
		67,973,045
Total Common Stocks (Cost $984,313,174)		1,067,539,839

Principal
Amount
U.S. GOVERNMENT AGENCIES — 1.6%
Federal Home Loan Bank — 1.6%
$6,875,000	0.25%, 05/04/16(c)	6,874,905
12,000,000	0.23%, 05/16/16(c)	11,998,833
		18,873,738
Total U.S. Government Agencies (Cost $18,873,738)		18,873,738

Shares
INVESTMENT COMPANY — 6.7%
78,451,100	SEI Daily Income Trust Government II Fund, Class A, 0.01%,(e)	78,451,100
Total Investment Company (Cost $78,451,100)		78,451,100
TOTAL INVESTMENTS — 99.2% (Cost $1,081,638,012)(a)		1,164,864,677
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		8,859,357
NET ASSETS — 100.0%		$1,173,724,034

(a)	Cost for federal income tax purposes is $1,081,649,254 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$138,494,364
Unrealized depreciation	(55,278,941)
Net unrealized appreciation	$83,215,423

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	This security is considered either fully or partially illiquid.
(e)	Rate shown represents current yield at April 30, 2016.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	8.4%
Consumer Discretionary	21.9%
Consumer Staples	8.4%
Diversified Financials	5.8%
Energy	4.7%
Health Care	12.9%
Industrials	4.4%
Information Technology	11.9%
Insurance	3.1%
Materials	1.1%
Real Estate	0.8%
Telecommunication Services	1.7%
Utilities	5.8%
Other*	9.1%
100.0%

*	Includes cash and equivalents, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaid and accrued expenses payable.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2016
(Unaudited)

Shares		Value
COMMON STOCKS — 90.0%
BELGIUM — 0.2%
387,000	UCB SA	$28,958,973
BERMUDA — 0.2%
123,244	Axis Capital Holdings Ltd.	6,565,208
74,786	RenaissanceRe Holdings Ltd.	8,294,515
152,017	Validus Holdings Ltd.	7,006,464
		21,866,187
BRAZIL — 1.2%
21,700,000	Ambev SA	121,142,691
1,563,900	Ambev SA - ADR	8,742,201
1,170,952	Banco Bradesco SA - ADR	8,747,011
1,208,600	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	6,016,205
554,100	Cia Brasileira de Distribuicao - ADR	8,117,565
715,368	Cielo SA	6,936,839
1,119,693	Itau Unibanco Holding SA - ADR	10,670,674
		170,373,186
CANADA — 1.3%
1,303,000	Canadian Pacific Railway Ltd.	187,998,797
CHILE — 0.0%
341,100	Banco Santander Chile - ADR	6,617,340
CHINA — 3.5%
289,500	51Job, Inc. - ADR(b)	8,627,100
1,133,500	AAC Technologies Holdings, Inc.	7,883,604
959,200	Alibaba Group Holding Ltd. - ADR(b)	73,800,848
375,200	Baidu, Inc. - ADR(b)	72,901,360
4,855,500	China Shenhua Energy Co. Ltd. - H Shares	8,212,580
122,362	CNOOC Ltd. - ADR	15,103,142
253,800	Ctrip.com International Ltd. - ADR(b)	11,068,218
1,854,000	ENN Energy Holdings Ltd.	9,070,544
9,846,000	Huaneng Power International, Inc. - Class H	7,070,121
115,100	JD.Com, Inc. -ADR(b)	2,941,955
3,404,000	Jiangsu Expressway Co. Ltd. - H Shares	4,484,895
795,872	Shenzhou International Group Holdings Ltd.	4,124,593
28,700,000	Sinopharm Group Co. Ltd. - H Shares(e)	123,207,725
6,501,500	Tencent Holdings Ltd.	133,183,147
1,576,000	Tingyi Cayman Islands Holding Corp.	1,842,788
2,905,000	Want Want China Holdings Ltd.	2,239,542
		485,762,162
COLUMBIA — 0.0%
177,100	Bancolombia SA - ADR	6,851,999
Shares		Value
CZECH REPUBLIC — 0.1%
42,188	Komercni Banka AS	$8,679,056
DENMARK — 1.4%
3,450,000	Novo Nordisk A/S - Class B	192,625,044
EGYPT — 0.0%
666,500	Commercial International Bank Egypt SAE - GDR	2,486,045
FINLAND — 2.1%
1,650,000	Kone Oyj - Class B	75,271,378
4,870,000	Sampo Oyj - A Shares(e)	212,628,933
		287,900,311
FRANCE — 1.5%
1,125,000	L’Oreal SA	204,113,326
GEORGIA — 0.1%
278,302	Bank of Georgia Holdings Plc	9,312,110
GERMANY — 0.9%
1,122,000	Bayerische Motoren Werke AG	103,422,571
305,120	K+S AG	7,609,483
83,625	Muenchener Rueckversicherungs- Gesellschaft AG	15,507,567
		126,539,621
GUERNSEY — 0.1%
227,620	Amdocs Ltd.	12,869,635
HONG KONG — 2.1%
3,224,000	AIA Group Ltd.	19,409,919
707,709	ASM Pacific Technology Ltd.	5,109,219
3,093,183	China Merchants Holdings International Co. Ltd.	9,211,480
3,621,500	China Mobile Ltd.	41,528,500
238,700	China Mobile Ltd. - ADR	13,730,024
9,888,000	China Unicom Hong Kong Ltd.	11,676,582
208,400	Hong Kong Exchanges and Clearing Ltd.	5,273,875
2,875,718	Jardine Matheson Holdings Ltd.(e)	159,027,205
795,500	Power Assets Holdings Ltd.	7,583,858
3,844,400	Sands China Ltd.	13,777,968
8,173,162	Sino Biopharmaceutical Ltd.	5,816,222
		292,144,852
HUNGARY — 0.1%
412,217	Richter Gedeon	8,191,616
INDIA — 1.9%
2,663,821	Ambuja Cements Ltd.	8,875,387
2,329,000	Asian Paints Ltd.(e)	30,416,045
1,630,400	Axis Bank Ltd.	11,611,653
1,980,200	Bharti Airtel Ltd.(b)	10,854,828
812,700	Bharti Infratel Ltd.	4,594,028
1,732,434	Dabur India Ltd.	7,203,457
113,233	Eicher Motors Ltd.	34,202,068
4,581,700	Housing Development Finance Corp.	75,183,949

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Shares		Value
INDIA (continued)
762,800	Maruti Suzuki India Ltd.	$43,638,761
4,573,000	Motherson Sumi Systems Ltd.	17,397,807
4,846,000	Titan Co. Ltd.(e)	26,001,679
		269,979,662
INDONESIA — 0.1%
16,775,000	Astra International Tbk PT	8,554,131
13,671,262	Bank Rakyat Indonesia Persero Tbk PT	10,729,266
		19,283,397
JAPAN — 5.2%
894,800	Aeon Co. Ltd.	13,821,464
612,900	Ajinomoto Co, Inc.	14,717,664
4,235,000	ANA Holdings, Inc.	12,259,211
326,200	Bandai Namco Holdings, Inc.	7,173,947
762,400	Canon, Inc.	22,298,767
537,900	Daiwa House Industry Co. Ltd.	14,979,302
100,000	Fast Retailing Co. Ltd.	27,429,511
156,500	Fujifilm Holdings Corp.	6,720,381
1,200,000	Hoshizaki Electric Co. Ltd.(e)	104,548,872
645,500	Japan Airlines Co. Ltd.	23,981,781
314,800	JS Group Corp.	6,810,805
294,300	Konami Holdings Corp.	9,501,133
391,600	Kyowa Hakko Kirin Co. Ltd.	7,302,015
90,600	Lawson, Inc.	7,237,782
1,480,000	Mitsui Chemicals, Inc.	5,174,436
343,000	NH Foods Ltd.	7,836,776
806,100	Nikon Corp.	12,205,142
1,229,900	Nippon Suisan Kaisha Ltd.	7,028,000
573,500	Nippon Telegraph & Telephone Corp.	26,217,143
5,070,000	Nomura Research Institute Ltd.(e)	185,359,962
226,000	NTT Data Corp.	12,192,105
121,600	Obic Co. Ltd.	6,640,000
1,502,000	Ono Pharmaceutical Co. Ltd.	70,272,143
2,180,000	Osaka Gas Co. Ltd.	8,129,925
363,600	Otsuka Holdings Co. Ltd.	14,680,692
501,500	Santen Pharmaceutical Co. Ltd.	7,522,500
96,100	Secom Co. Ltd.	7,627,486
65,000	Shimamura Co. Ltd.	9,059,680
151,000	Sohgo Security Services Co. Ltd.	8,713,722
209,600	Terumo Corp.	8,322,932
2,375,000	Tokyo Gas Co. Ltd.	10,828,125
1,600,000	Toray Industries, Inc.	13,935,338
3,226,000	Ube Industries Ltd.	6,367,105
233,300	West Japan Railway Co.	14,642,645
		721,538,492
KENYA — 0.0%
573,679	East African Breweries Ltd.	1,686,957
LUXEMBOURG — 0.1%
337,200	Tenaris SA - ADR	9,128,004
Shares		Value
MEXICO — 0.3%
245,091	El Puerto de Liverpool SAB de CV	$2,785,305
51,200	Fomento Economico Mexicano SAB de CV - ADR	4,772,352
66,100	Grupo Aeroportuario del Sureste SAB de CV - ADR	10,168,824
2,286,300	Grupo Financiero Banorte SAB de CV - Series O	12,999,152
409,200	Grupo Televisa SAB - ADR	11,960,916
		42,686,549
NETHERLANDS — 3.3%
623,000	ASML Holding NV	60,181,800
1,100,000	Core Laboratories NV	147,026,000
758,969	Nostrum Oil & Gas Plc	3,340,776
14,678,255	Reed Elsevier NV(e)	246,312,723
		456,861,299
PERU — 0.0%
52,100	CrediCorp Ltd.	7,576,382
PHILIPPINES — 0.0%
1,073,312	Universal Robina Corp.	4,770,530
POLAND — 0.1%
253,386	Bank Pekao SA	10,306,181
RUSSIA — 0.2%
224,600	Lukoil PJSC - ADR	9,545,500
176,200	Magnit PJSC Sponsored - GDR	6,096,520
2,144,300	Sberbank of Russia - ADR	17,197,286
		32,839,306
SINGAPORE — 0.7%
3,224,444	Jardine Cycle & Carriage Ltd.(e)	92,596,221
	SOUTH AFRICA — 0.7%
486,700	Aspen Pharmacare Holdings Ltd.	11,469,986
826,380	Discovery Ltd.	7,385,333
318,859	Massmart Holdings Ltd.	2,735,397
461,500	Naspers Ltd. - Class N	63,322,459
365,600	Sasol Ltd.	11,927,057
558,100	Standard Bank Group Ltd.	5,007,326
		101,847,558
SOUTH KOREA — 0.8%
12,515	AMOREPACIFIC Corp.	4,475,919
242,673	Hankook Tire Co. Ltd.	11,309,405
40,105	Hyundai Mobis	9,169,170
238,125	Kia Motors Corp.	10,010,696
236,080	Korea Electric Power Corp.	12,804,760
447,310	LG Display Co. Ltd.	9,382,753
298,060	LG Electronics, Inc.	15,224,760
7,500	LG Household & Health Care Ltd.	6,628,489
44,400	Samsung Electronics Co. Ltd. - GDR	24,257,505

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
78,610	Samsung Life Insurance Co. Ltd.	$7,554,674
		110,818,131
SWEDEN — 1.8%
2,500,000	Atlas Copco AB - A Shares	64,691,269
3,780,700	Investor AB - B Shares(e)	138,743,444
4,900,950	Nordea Bank AB	47,572,559
		251,007,272
SWITZERLAND — 2.8%
188,495	Allied World Assurance Co. Holdings AG	6,706,652
316,700	Coca-Cola HBC AG - CDI	6,478,469
2,693,000	Nestle SA	200,718,753
608,097	Roche Holding AG	153,719,923
205,995	Swiss Re AG	18,273,923
		385,897,720
TAIWAN — 0.4%
970,000	Advantech Co. Ltd.	6,857,037
454,150	Airtac International Group	3,013,304
310,930	Eclat Textile Co. Ltd.	3,552,467
772,330	Hiwin Technologies Corp.	3,400,331
1,670,250	Hon Hai Precision Industry Co., Ltd.	3,992,691
143,000	Largan Precision Co. Ltd.	10,064,490
390,000	MediaTek, Inc.	2,781,137
5,834,000	Taiwan Semiconductor Manufacturing Co. Ltd.	27,132,360
		60,793,817
THAILAND — 0.7%
2,786,000	Airports of Thailand Public Co. Ltd.	31,265,731
40,660,000	CP ALL Public Co. Ltd.(e)	53,254,938
2,367,500	Siam Commercial Bank Public Co. Ltd.	9,048,418
		93,569,087
TURKEY — 0.1%
709,100	Arcelik AS	4,761,969
3,194,400	Turkiye Garanti Bankasi AS	9,841,218
		14,603,187
UNITED ARAB EMIRATES — 0.1%
312,200	DP World Ltd.	5,900,580
339,800	MHP SA - GDR	3,126,159
		9,026,739
UNITED KINGDOM — 1.7%
3,131,000	ARM Holdings Plc	42,889,465
890,768	ASOS Plc(b)	46,868,820
135,590	Berkeley Group Holdings Plc	5,933,634
222,133	Hikma Pharmaceuticals Plc	7,153,539
880,000	Reckitt Benckiser Group Plc	85,558,223
Shares		Value
UNITED KINGDOM (continued)
4,637,000	Rolls-Royce Holdings Plc	$45,361,141
		233,764,822
UNITED STATES — 54.2%
14,813	Alleghany Corp.(b)	7,721,721
55,000	Alphabet, Inc. - Class A(b)	38,933,400
299,000	Alphabet, Inc. - Class C(b)	207,209,990
78,000	Amazon.com, Inc.(b)	51,448,020
599,000	Anadarko Petroleum Corp.	31,603,240
2,584,709	Apple, Inc.	242,290,622
2,435,000	Automatic Data Processing, Inc.	215,351,400
123,690	AutoZone, Inc.(b)	94,651,299
2,528,757	Bank of New York Mellon Corp. (The)	101,757,182
2,043,800	Baxalta, Inc.	85,737,410
779,586	Baxter International, Inc.	34,473,293
963,000	Becton Dickinson and Co.	155,293,380
1,246,000	Berkshire Hathaway, Inc. - Class B(b)	181,268,080
170,671	Big Lots, Inc.	7,826,972
169,000	Biogen Idec, Inc.(b)	46,473,310
509,000	BioMarin Pharmaceutical, Inc.(b)	43,102,120
2,010,000	Bristol-Myers Squibb Co.	145,081,800
760,453	Brocade Communications Systems, Inc.	7,307,953
203,534	Cablevision Systems Corp.	6,796,000
474,264	Cardinal Health, Inc.	37,210,753
483,000	Cerner Corp.(b)	27,115,620
2,110,000	Charles Schwab Corp. (The)	59,945,100
273,477	Clorox Co. (The)	34,247,525
2,597,000	Coca-Cola Co. (The)	116,345,600
989,000	Cognizant Technology Solutions Corp. - Class A(b)	57,727,930
2,244,400	Colgate-Palmolive Co.	159,172,848
1,138,454	Comcast Corp. - Class A	69,172,465
4,381,950	Corning, Inc.	81,811,007
720,000	Costco Wholesale Corp.	106,653,600
504,742	Darden Restaurants, Inc.	31,420,190
3,400,200	Discovery Communications, Inc. - Class A(b)	92,859,462
718,774	Edwards Lifesciences Corp.(b)	76,340,987
876,000	Facebook, Inc. - Class A(b)	103,000,080
89,337	Factset Research Systems, Inc.	13,467,553
1,426,250	Fluor Corp.	77,958,825
3,667,950	Gap, Inc. (The)	85,023,081
1,307,500	Gilead Sciences, Inc.	115,334,575
8,058,900	Hewlett Packard Enterprise Co.	134,261,274
320,000	Illumina, Inc.(b)	43,196,800
1,213,195	Ingersoll-Rand Plc	79,512,800
282,161	International Business Machines Corp.	41,178,576
114,832	Jack Henry & Associates, Inc.	9,304,837
385,349	Johnson & Johnson	43,189,916
1,884,298	JPMorgan Chase & Co.	119,087,634
434,000	Kansas City Southern	41,121,500

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Shares		Value
UNITED STATES (continued)
299,144	Kimberly-Clark Corp.	$37,449,837
2,369,600	Kraft Heinz Co. (The)	184,994,672
856,000	Las Vegas Sands Corp.	38,648,400
304,000	Linkedin Corp.(b)	38,094,240
1,024,574	Lockheed Martin Corp.	238,090,506
214,000	Markel Corp.(b)(e)	192,409,540
2,116,500	Mastercard, Inc. - Class A	205,279,335
3,410,700	Mattel, Inc.	106,038,663
176,406	McCormick & Co., Inc. - Non Voting Shares	16,543,355
322,215	McDonald’s Corp.	40,756,975
310,700	McKesson Corp.	52,141,674
579,000	Medidata Solutions, Inc.(b)	25,261,770
1,583,100	Medtronic Plc	125,302,365
2,465,100	Merck & Co., Inc.	135,186,084
566,000	Monsanto Co.	53,022,880
151,135	Myriad Genetics, Inc.(b)	5,440,860
238,625	National Oilwell Varco, Inc.	8,600,045
890,000	NIKE, Inc. - Class B	52,456,600
719,586	NiSource, Inc.	16,341,798
983,220	Occidental Petroleum Corp.	75,363,813
2,786,320	Oracle Corp.	111,062,715
140,387	Panera Bread Co. - Class A(b)	30,111,608
1,065,782	People’s United Financial, Inc.	16,519,621
1,567,865	PepsiCo, Inc.	161,427,380
1,487,000	Philip Morris International, Inc.	145,904,440
1,283,883	PNC Financial Services Group, Inc. (The)	112,699,250
500,700	Praxair, Inc.	58,812,222
109,900	Priceline Group, Inc. (The)(b)	147,668,234
1,653,445	Quest Diagnostics, Inc.	124,289,461
1,292,800	Range Resources Corp.	57,025,408
200,083	Raytheon Co.	25,280,487
138,000	Regeneron Pharmaceuticals, Inc.(b)	51,985,980
448,404	Republic Services, Inc.	21,106,376
102,057	Sanderson Farms, Inc.	9,362,709
861,300	Schlumberger Ltd.	69,196,842
1,010,500	Synchrony Financial(b)	30,890,985
3,522,700	Texas Instruments, Inc.	200,934,808
189,629	Texas Roadhouse, Inc.	7,721,693
554,598	TJX Cos., Inc.	42,049,620
288,000	Under Armour, Inc. - Class A(b).	12,654,720
288,000	Under Armour, Inc. - Class C(b).	11,750,400
3,986,000	US BanCorp	170,162,340
1,608,900	Verizon Communications, Inc.(b)	81,957,366
1,314,000	Visa, Inc. - Class A	101,493,360
1,200,000	Wabtec Corp.	99,516,000
585,439	Wal-Mart Stores, Inc.	39,148,306
1,195,000	Walt Disney Co. (The)	123,395,700
177,787	Waste Connections, Inc.	11,961,509
576,348	Waste Management, Inc.	33,883,499
2,494,000	Wells Fargo & Co.	124,650,120
1,495,000	Whole Foods Market, Inc.	43,474,600
Shares		Value
UNITED STATES (continued)
847,000	Workday, Inc. - Class A(b)	$63,508,060
		7,549,016,961
Total Common Stocks (Cost $10,909,696,142)		12,532,888,534
PREFERRED STOCKS — 0.0%
SOUTH KOREA — 0.0%
11,100	Samsung Electronics Co. Ltd. - GDR, 6.74%	5,080,437
Total Preferred Stocks (Cost $5,313,420)		5,080,437
PARTICIPATION NOTES — 0.1%
UNITED KINGDOM — 0.1%
132,800	HSBC Bank Plc (Jarir Marketing), 0.00%, due 1/22/18(f)	4,362,692
167,120	HSBC Bank Plc (Qatar National Bank), 0.00%, due 9/12/16(f)	6,408,501
Total Participation Notes (Cost $13,435,128)		10,771,193
RIGHTS/WARRANTS—0.0%
United Kingdom — 0.0%
329,227,000	Rolls-Royce Holdings Plc - Entitlement Shares	481,052
Total Rights/Warrants (Cost $479,846)		481,052

Principal
Amount
U.S. GOVERNMENT AGENCIES — 1.4%
Federal Home Loan Bank — 1.4%
$6,875,000	0.25%, 05/04/16(c)	6,874,904
17,000,000	0.25%, 05/06/16(c)	16,999,524
17,800,000	0.29%, 05/09/16(c)	17,799,128
84,200,000	0.31%, 05/13/16(c)	84,193,601
12,000,000	0.23%, 05/16/16(c)	11,998,836
30,425,000	0.20%, 05/25/16(c)	30,420,132
35,135,000	0.28%, 05/26/16(c)	35,129,132
Total U.S. Government Agencies (Cost $203,411,809)		203,415,257

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Shares		Value
EXCHANGE TRADED FUNDS — 7.0%
3,000,000	iShares MSCI Emerging Markets Index Fund	$103,170,000
12,100,000	iShares MSCI EMU	426,767,000
31,973,000	iShares MSCI Japan Index Fund	365,131,660
1,843,000	WisdomTree Japan Hedged Equity Fund	75,747,300
Total Exchange Traded Funds (Cost $964,084,539)		970,815,960
INVESTMENT COMPANY — 1.5%
204,126,500	Federated Government Obligations Fund, 0.00%(d)	204,126,500
Total Investment Company (Cost $204,126,500)		204,126,500
TOTAL INVESTMENTS — 100.0% (Cost $12,300,547,384)(a)		13,927,578,933
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(1,227,487)
NET ASSETS — 100.0%		$13,926,351,446

(a)	Cost for federal income tax purposes is $12,310,999,742 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,912,031,548
Unrealized depreciation	(295,452,357)
Net unrealized appreciation	$1,616,579,191

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at April 30, 2016.
(e)	This security is considered either fully or partially illiquid.
(f)	Security exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $10,771,193, which is 0.08% of net assets.

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

GDR-Global Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	4.9%
Consumer Discretionary	12.6%
Consumer Staples	13.2%
Diversified Financials	4.7%
Energy	3.2%
Health Care	14.5%
Industrials	10.2%
Information Technology	19.8%
Insurance	3.6%
Materials	1.3%
Real Estate	0.1%
Telecommunication Services	1.4%
Utilities	0.5%
Other*	10.0%
100.0%

*	Includes cash and equivalents, participation notes, rights/ warrants, exchange traded funds, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaid and accrued expenses payable.

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments	April 30, 2016 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCKS — 87.6%
AUSTRALIA — 2.0%
44,250,097	Other Securities	2.0	$108,151,792
AUSTRIA — 0.2%
383,305	Other Securities	0.2	9,915,736
BELGIUM — 0.4%
560,979	Other Securities	0.4	21,572,929
BERMUDA — 0.8%
400,000	Endurance Specialty Holdings Ltd.	0.5	25,592,000
579,652	Other Securities	0.3	17,233,560
			42,825,560
BRAZIL — 0.3%
3,335,836	Other Securities	0.3	18,034,359
CAMBODIA — 0.0%
416,000	Other Securities	0.0	297,645
CANADA — 1.8%
1,471,119	CAE, Inc.	0.3	17,399,702
7,826,484	Other Securities	1.5	77,641,585
			95,041,287
CHILE — 0.0%
30,008,062	Other Securities	0.0	2,192,212
CHINA — 1.1%
107,152,111	Other Securities	1.1	60,022,772
CURACAO — 0.0%
71,060	Other Securities	0.0	2,526,800
DENMARK — 0.6%
308,793	Chr. Hansen Holding A/S	0.4	19,217,313
595,395	Other Securities	0.2	11,986,206
			31,203,519
FAEROE ISLANDS — 0.0%
7,968	Other Securities	0.0	273,186
FINLAND — 0.4%
1,560,944	Other Securities	0.4	20,660,168
FRANCE — 2.4%
3,396,640	Other Securities	2.4	129,037,795
GEORGIA — 0.0%
4,097	Other Securities	0.0	137,087
GERMANY — 2.7%
175,208	MTU Aero Engines AG	0.3	16,535,340
3,421,948	Other Securities	2.4	130,222,226
			146,757,566
GIBRALTAR — 0.0%
23,380	Other Securities	0.0	73,789
GREECE — 0.0%
540,931	Other Securities	0.0	1,220,860
Shares		Percentage of Net Assets (%)	Value
GUERNSEY — 0.0%
5,739	Other Securities	0.0	$2,736
HONG KONG — 0.9%
179,057,473	Other Securities	0.9	50,286,943
HUNGARY — 0.0%
9,919	Other Securities	0.0	17,221
INDIA — 1.2%
13,368,449	Other Securities	1.2	63,136,259
INDONESIA — 0.4%
267,615,624	Other Securities	0.4	24,010,211
IRELAND — 0.6%
4,256,659	Other Securities	0.6	29,707,603
ISLE OF MAN — 0.0%
15,866	Other Securities	0.0	125,650
ISRAEL — 1.6%
932,500	Check Point Software Technologies Ltd.(b)	1.4	77,276,275
4,258,615	Other Securities	0.2	10,757,038
			88,033,313
ITALY — 0.6%
13,363,374	Other Securities	0.6	33,803,558
JAPAN — 7.7%
376,600	Nifco, Inc.	0.3	18,759,211
57,939,960	Other Securities	7.4	397,389,683
			416,148,894
JERSEY CHANNEL ISLANDS — 0.0%
459,534	Other Securities	0.0	2,065,204
LUXEMBOURG — 0.3%
484,802	Other Securities	0.3	14,243,402
MALAYSIA — 0.4%
34,074,349	Other Securities	0.4	23,558,261
MALTA — 0.0%
39,751	Other Securities	0.0	397,571
MARTINIQUE — 0.0%
100,000	Other Securities	0.0	140,520
MEXICO — 0.4%
13,005,971	Other Securities	0.4	22,244,798
MONACO — 0.0%
12,500	Other Securities	0.0	168,267
MONGOLIA — 0.0%
317,500	Other Securities	0.0	2,783
NETHERLANDS — 0.7%
1,592,561	Other Securities	0.7	36,128,041
NEW ZEALAND — 0.7%
11,305,746	Other Securities	0.7	35,490,632
NORWAY — 0.1%
942,703	Other Securities	0.1	4,360,399

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
PERU — 0.1%
3,665,026	Other Securities	0.1	$3,514,704
PHILIPPINES — 0.2%
46,145,853	Other Securities	0.2	11,036,521
POLAND — 0.1%
826,010	Other Securities	0.1	3,056,795
PORTUGAL — 0.1%
6,477,913	Other Securities	0.1	3,587,393
SINGAPORE — 1.2%
9,845,500	CapitaLand Mall Trust REIT	0.3	15,154,244
34,109,363	Other Securities	0.9	51,609,256
			66,763,500
SOUTH AFRICA — 0.4%
3,737,190	Other Securities	0.4	20,321,741
SOUTH KOREA — 0.8%
2,504,525	Other Securities	0.8	44,785,284
SPAIN — 0.7%
6,545,266	Other Securities	0.7	39,325,801
SWAZILAND — 0.0%
84,845	Other Securities	0.0	10,143
SWEDEN — 1.0%
3,589,026	Other Securities	1.0	54,356,022
SWITZERLAND — 1.5%
560,000	Allied World Assurance Co. Holdings AG	0.4	19,924,800
1,064,402	Other Securities	1.1	60,322,089
			80,246,889
TAIWAN — 0.7%
38,951,438	Other Securities	0.7	37,735,425
THAILAND — 0.2%
41,152,656	Other Securities	0.2	12,033,119
TURKEY — 0.1%
1,524,788	Other Securities	0.1	2,603,623
UKRAINE — 0.0%
11,788	Other Securities	0.0	158,895
UNITED ARAB EMIRATES — 0.0%
751,842	Other Securities	0.0	574,075
UNITED KINGDOM — 4.6%
456,346	Croda International Plc	0.4	20,077,114
1,272,327	Greene King Plc	0.3	15,207,168
306,651	Spirax-Sarco Engineering Plc	0.3	15,301,408
32,544,886	Other Securities	3.6	196,055,098
			246,640,788
UNITED STATES — 47.6%
523,587	Advance Auto Parts, Inc.	1.5	81,731,931
680,000	ANSYS, Inc.(b)	1.1	61,723,600
270,000	Blackbaud, Inc.	0.3	16,677,900
400,000	CLARCOR, Inc.	0.4	23,508,000
Shares		Percentage of Net Assets (%)	Value
UNITED STATES (continued)
485,000	Cooper Cos., Inc. (The)	1.4	$74,243,800
2,524,400	CoreLogic, Inc.(b)(c)	1.7	89,565,712
460,000	CR Bard, Inc.	1.8	97,598,200
400,000	CST Brands, Inc.	0.3	15,108,000
936,234	Dun & Bradstreet Corp. (The)(c)	1.9	103,369,596
550,000	Financial Engines, Inc.	0.3	17,715,500
965,000	Flowserve Corp.	0.9	47,101,650
695,000	IDEX Corp.	1.0	56,920,500
790,200	Ingredion, Inc.	1.7	90,944,118
350,000	Integra LifeScience Holdings Corp.(b)	0.5	24,787,000
680,000	JM Smucker Co. (The)	1.6	86,346,400
415,000	John Wiley & Sons, Inc. - Class A(c)	0.4	20,579,850
2,200,000	KAR Auction Services, Inc.(c)	1.5	82,720,000
625,000	Laboratory Corp of America Holdings(b)	1.4	78,325,000
335,000	LogMein, Inc.(b)	0.4	19,999,500
1,325,000	Nasdaq, Inc.	1.5	81,765,750
2,678,900	Newell Brands, Inc.	2.3	121,997,106
15,265,712	Nexteer Automotive Group Ltd.	0.3	16,098,380
544,200	Omnicom Group, Inc.	0.8	45,152,274
600,000	Qualys, Inc.(b)	0.3	15,108,000
200,000	RBC Bearings, Inc.(b)(c)	0.3	14,660,000
867,000	Rockwell Collins, Inc.	1.4	76,460,730
11,854,500	Samsonite International SA(c)	0.7	38,282,719
440,000	Snap-on, Inc.	1.3	70,083,200
500,000	Snyder’s-Lance, Inc.	0.3	15,985,000
885,000	Spectrum Brands Holdings, Inc.(c)	1.9	100,536,000
255,000	TreeHouse Foods, Inc.(b)	0.4	22,542,000
365,000	UMB Financial Corp.	0.4	20,348,750
680,000	Universal Health Services, Inc., Series B	1.7	90,902,400
1,350,000	Vantiv, Inc. - Class A(b)	1.4	73,629,000
506,351	Waters Corp.(b)	1.2	65,906,646
230,000	WEX, Inc.(b)	0.4	21,732,700
1,100,000	Wolverine World Wide, Inc.	0.4	20,845,000
285,000	Woodward, Inc.	0.3	15,449,849
1,377,500	Wyndham Worldwide Corp.	1.8	97,733,625
14,436,343	Other Securities	8.4	450,976,795
			2,565,162,181
Total Common Stocks (Cost $3,768,977,558)			4,725,930,227
INVESTMENT COMPANY — 0.8%
41,802,100	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	0.8	$41,802,100
Total Investment Company (Cost $41,802,100)			41,802,100

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
EXCHANGE TRADED FUNDS — 5.0%
192,200	iShares Core S&P Small Cap ETF	0.4	$21,895,424
952,300	iShares MSCI EAFE Small Cap Index Fund	0.9	47,986,397
100,861	iShares MSCI Japan Small Cap Index Fund(c)	0.1	5,872,127
55,000	SPDR Russell Nomura Small Cap Japan Fund(c)	0.1	2,914,175
180,000	SPDR S&P Emerging Markets Small Cap Fund(c)	0.1	7,065,000
860,000	SPDR S&P Oil & Gas Exploration & Production ETF	0.6	30,736,400
868,200	SPDR S&P Regional Banking ETF	0.7	35,031,870
584,870	Vanguard FTSE All World ex-US Small-Cap ETF(c)	1.0	56,264,494
495,750	Vanguard Small-Cap ETF	1.0	56,247,795
185,000	WisdomTree Emerging Markets Small Cap Dividend Fund	0.1	7,142,850
Total Exchange Traded Funds (Cost $240,353,271)			271,156,532
RIGHTS/WARRANTS—0.0%
3,403,683	Other Rights/Warrants	0.0	125,108
Total Rights/Warrants (Cost $56,063)			125,108

Principal Amount		Percentage of Net Assets (%)	Value
U.S. GOVERNMENT AGENCIES — 5.5%
Federal Home Loan Bank — 5.5%
$21,500,000	0.22%, 05/05/2016(e)	0.4	21,499,549
12,000,000	0.23%, 05/16/2016(e)	0.2	11,998,836
36,000,000	0.24%, 05/24/2016(e)	0.7	35,994,492
1,000,000	0.25%, 05/04/2016(e)	0.0	999,986
3,000,000	0.25%, 05/06/2016(e)	0.1	2,999,916
8,000,000	0.25%, 05/10/2016(e)	0.1	7,999,552
6,875,000	0.26%, 05/04/2016(e)	0.1	6,874,904
12,000,000	0.26%, 05/06/2016(e)	0.2	11,999,664
6,700,000	0.26%, 05/11/2016(e)	0.1	6,699,578
4,000,000	0.27%, 05/18/2016(e)	0.1	3,999,556
16,000,000	0.27%, 05/23/2016(e)	0.3	15,997,664
20,000,000	0.27%, 06/03/2016(e)	0.4	19,994,940
48,600,000	0.28%, 05/04/2016(e)	0.9	48,599,320
30,000,000	0.29%, 05/09/2016(e)	0.6	29,998,530
13,000,000	0.29%, 05/09/2016(e)	0.2	12,999,363
10,600,000	0.29%, 06/22/2016(e)	0.2	10,595,718
20,000,000	0.31%, 05/10/2016(e)	0.4	19,998,880
10,000,000	0.31%, 05/13/2016(e)	0.2	9,999,240
14,700,000	0.32%, 05/09/2016(e)	0.3	14,699,280
Principal Amount		Percentage of Net Assets (%)	Value
Federal Home Loan Bank (continued)
$1,700,000	0.33%, 05/17/2016(e)	0.0	$1,699,823
Total U.S. Government Agencies (Cost $295,648,307)			295,648,791

Shares
CASH SWEEP — 1.0%
52,706,153	Citibank - US Dollars on Deposit in Custody Account, 0.02%(d)	1.0	$52,706,153
Total Cash Sweep (Cost $52,706,153)			52,706,153
TOTAL INVESTMENTS — 99.9% (Cost $4,399,543,452)(a)			$5,387,368,911
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			4,297,750
NET ASSETS — 100.0%			$5,391,666,661

(a)	Cost for federal income tax purposes is $4,404,828,143 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,150,654,335
Unrealized depreciation	(168,113,567)
Net unrealized appreciation	$982,540,768

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $508,928,958 or 9.44% of net assets.
(d)	The rate shown is the current yield as of April 30, 2016.
(e)	The rate represents the annualized yield at time of purchase.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Level 3 common stocks and rights with a value of $1,361,290 (cost of $9,535,365) or 0.03% of net assets were fair valued by the Board of Directors.

REIT — Real Estate Investment Trust

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	3.1%
Consumer Discretionary	14.5%
Consumer Staples	9.1%
Diversified Financials	2.9%
Energy	1.1%
Health Care	13.1%
Industrials	21.2%
Information Technology	11.5%
Insurance	2.1%
Materials	5.3%
Real Estate	2.4%
Telecommunication Services	0.4%
Utilities	1.0%
Other*	12.3%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids, and accrued expenses payable.

15

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	April 30, 2016
(Unaudited)

Shares		Value
COMMON STOCKS — 9.9%
BELGIUM — 0.1%
52,792	Groupe Bruxelles Lambert SA	$4,662,491
BERMUDA — 0.4%
31,689	Argo Group International Holdings Ltd.	1,741,944
34,357	Axis Capital Holdings Ltd.	1,830,197
55,688	Golar LNG Ltd.	923,307
118,959	RenaissanceRe Holdings Ltd.	13,193,743
164,116	Validus Holdings Ltd.	7,564,106
		25,253,297
CANADA — 0.0%
33,010	Enbridge, Inc.	1,371,235
46,068	TransCanada Corp.	1,911,361
		3,282,596
CHINA — 0.1%
3,789,500	China Shenhua Energy Co. Ltd. - H Shares	6,409,550
HONG KONG — 0.6%
4,772,000	Anxin-China Holdings Ltd.(b)(c)(d)	44,417
2,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
1,289,985	China Mobile Ltd.	14,792,529
2,350,600	Guangdong Investment Ltd.	3,333,368
5,286,000	Li & Fung Ltd.	3,277,812
1,163,500	Link REIT (The)	7,072,287
1,453,832	MTR Corp. Ltd.	7,197,095
368,500	Power Assets Holdings Ltd.	3,513,075
2,523,000	Sino Biopharmaceutical Ltd.	1,795,429
		41,026,012
IRELAND — 0.1%
84,227	Eaton Corp. Plc	5,329,042
JAPAN — 1.8%
37,600	Ain Pharmaciez, Inc.	1,887,068
140,000	Ajinomoto Co, Inc.	3,361,842
19,700	Cosmos Pharmaceutical Corp.	3,425,282
67,510	East Japan Railway Co.	6,233,254
50,907	Hisamitsu Pharmaceutical Co., Inc.	2,502,290
191,400	Kewpie Corp.	5,200,539
31,300	Kobayashi Pharmaceutical Co. Ltd.	2,594,605
73,900	Konami Holdings Corp.	2,385,775
57,300	Lawson, Inc.	4,577,538
363,000	Lion Corp.	4,598,910
127,600	Miura Co. Ltd.	2,471,650
361,000	Nichirei Corp.	3,257,143
130,400	Nikon Corp.	1,974,383
99,000	Nissin Foods Holdings Co. Ltd.	4,726,692
45,356	Nitori Holdings Co. Ltd.	4,382,140
36,100	Obic Co. Ltd.	1,971,250
44,300	Oracle Corp. Japan	2,460,648
Shares		Value
JAPAN (continued)
722,000	Osaka Gas Co. Ltd.	$2,692,571
411,500	Otsuka Holdings Co. Ltd.	16,614,699
83,800	Park24 Co. Ltd.	2,429,727
19,700	Rinnai Corp.	1,808,919
139,800	Rohto Pharmaceutical Co. Ltd.	2,485,917
77,600	Sankyo Co. Ltd.	3,041,278
83,733	Sawai Pharmaceutical Co. Ltd.	5,571,707
61,400	Sohgo Security Services Co. Ltd.	3,543,195
1,050,300	Sumitomo Osaka Cement Co. Ltd.	4,639,483
836,000	Toray Industries Inc.	7,281,214
93,700	Toyo Suisan Kaisha Ltd.	3,434,492
26,200	Tsuruha Holdings, Inc.	2,600,301
115,628	West Japan Railway Co.	7,257,178
312,000	Yokogawa Electric Corp.	3,536,391
		124,948,081
MALAYSIA — 0.2%
2,104,000	DiGi.com Berhad	2,369,794
2,193,500	Malayan Banking Berhad	5,014,196
1,002,800	Public Bank Berhad	4,800,297
		12,184,287
PAKISTAN — 0.0%
1,050,800	Engro Corp. Ltd.	3,136,908
SINGAPORE — 0.2%
387,400	DBS Group Holdings Ltd.	4,401,585
723,500	Oversea-Chinese Banking Corp. Ltd.	4,718,069
329,700	United Overseas Bank Ltd.	4,559,929
		13,679,583
SOUTH KOREA — 0.3%
71,861	Dongbu Insurance Co. Ltd.	4,421,148
9,259	Green Cross Corp.	1,405,834
64,057	Green Cross Holdings Corp.	1,978,942
142,129	Kia Motors Corp.	5,975,056
95,908	LG Display Co. Ltd.	2,011,762
348,640	LG Uplus Corp.	3,427,039
10,527	Shinsegae Co. Ltd.	1,954,064
		21,173,845
SWITZERLAND — 0.2%
204,869	Allied World Assurance Co. Holdings AG	7,289,239
37,245	CHUBB Ltd.	4,389,696
		11,678,935
TAIWAN — 0.1%
9,376,000	First Financial Holding Co. Ltd.	4,593,086
997,000	Foxconn Technology Co. Ltd.	2,058,729
		6,651,815

16

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Shares		Value
THAILAND — 0.0%
1,411,692	Bangkok Expressway & Metro Public Co. Ltd. - FOR(b)(d)	$240,469
UNITED KINGDOM — 0.1%
83,000	BP Plc - ADR	2,787,140
333,293	Meggitt Plc	2,000,079
18,000	Michael Kors Holdings Ltd.(d)	929,880
15,000	Rio Tinto Plc - ADR	504,900
		6,221,999
UNITED STATES — 5.7%
29,595	3M Co.	4,953,611
17,000	AbbVie, Inc.	1,037,000
24,500	Advance Auto Parts, Inc.	3,824,450
69,917	Altria Group, Inc.	4,384,495
72,766	American Electric Power Co., Inc.	4,620,641
60,807	American Financial Group, Inc.	4,202,372
92,997	American Water Works Co., Inc.	6,766,462
41,095	Amgen, Inc.	6,505,339
39,627	Anthem, Inc.	5,578,293
59,411	AptarGroup, Inc.	4,515,236
109,983	Arthur J Gallagher & Co.	5,063,617
136,109	Baxter International, Inc.	6,018,740
31,000	Best Buy Co., Inc.	994,480
33,000	CA, Inc.	978,780
25,393	Calpine Corp.(d)	400,702
523,510	Capitol Federal Financial, Inc.	6,957,448
48,322	Cardinal Health, Inc.	3,791,344
40,808	Carnival Corp.	2,001,632
68,077	Caterpillar Inc.	5,290,944
49,763	Church & Dwight Co., Inc.	4,613,030
105,000	Cisco Systems, Inc.	2,886,450
50,000	Citigroup, Inc.	2,314,000
32,349	Clorox Co. (The)	4,051,065
13,077	Columbia Pipeline Group, Inc.	335,033
104,804	Commerce Bancshares, Inc.	4,906,923
52,978	Consolidated Edison, Inc.	3,952,159
90,348	Crane Co.	5,020,638
47,064	Danaher Corp.	4,553,442
232,714	Darden Restaurants, Inc.	14,486,447
20,500	Delta Air Lines, Inc.	854,235
38,000	Discovery Communications, Inc. - Class A(d)	1,037,780
59,028	Dollar Tree, Inc.(d)	4,705,122
74,685	Dover Corp.	4,906,805
52,184	DTE Energy Co.	4,652,725
14,200	EOG Resources, Inc.	1,173,204
7,571	Exelon Corp.	265,666
14,500	Express Scripts Holding Co.(d)	1,069,085
55,950	Exxon Mobil Corp.	4,945,980
19,600	Fluor Corp.	1,071,336
122,660	Franklin Resources, Inc.	4,580,124
1,725,000	General Motors Co., Escrow Shares(c)(d)	258,750
125,000	Gilead Sciences, Inc.	11,026,250
Shares		Value
UNITED STATES (continued)
295,066	Government Properties Income Trust, REIT	$5,582,649
48,934	Hershey Co. (The)	4,556,245
25,000	Hess Corp.	1,490,500
58,000	Hewlett Packard Enterprise Co.	966,280
84,387	IAC/InterActiveCorp.	3,910,494
30,000	Intel Corp.	908,400
34,767	International Business Machines Corp.	5,073,896
51,000	Jabil Circuit, Inc.	885,360
42,298	Johnson & Johnson.	4,740,760
85,011	Kimberly-Clark Corp.	10,642,527
95,396	Kinder Morgan, Inc.	1,694,233
12,500	Lam Research Corp.	955,000
8,900	Lear Corp.	1,024,657
38,893	Lockheed Martin Corp.	9,037,955
31,199	Macquarie Infrastructure Corp.	2,196,098
12,500	ManpowerGroup, Inc.	962,875
48,801	McCormick & Co., Inc. - Non Voting Shares	4,576,558
113,097	McDonald’s Corp.	14,305,640
6,400	McKesson Corp.	1,074,048
112,152	Microsoft Corp.	5,593,020
29,000	Newfield Exploration Co.(d)	1,051,250
257,713	NexPoint Residential Trust, Inc., REIT(b)	3,623,445
18,554	NextEra Energy, Inc.	2,181,579
274,215	NiSource, Inc.	6,227,423
161,975	Northwest Bancshares, Inc.	2,270,890
99,551	NRG Yield, Inc. - Class A	1,506,207
58,846	Omnicom Group, Inc.	4,882,453
24,500	Oracle Corp.	976,570
15,687	Panera Bread Co. - Class A(d)	3,364,705
91,020	Pattern Energy Group, Inc.	1,911,420
87,781	Paychex, Inc.	4,575,146
572,870	People’s United Financial, Inc.	8,879,485
9,149	PG&E Corp.	532,472
46,593	Philip Morris International, Inc.	4,571,705
65,275	Pinnacle West Capital Corp.	4,742,229
10,500	Pioneer Natural Resources Co.	1,744,050
2,017	PNM Resources, Inc.	63,899
115,960	Portland General Electric Co.	4,605,931
124,020	PPL Corp.	4,668,113
41,786	Praxair, Inc.	4,908,184
77,031	ProAssurance Corp.	3,676,690
37,005	Quest Diagnostics, Inc.	2,781,666
23,091	Raytheon Co.	2,917,548
26,806	Rice Midstream Partners LP	446,856
80,542	Sanderson Farms, Inc.	7,388,923
64,502	Schlumberger Ltd.	5,182,091
19,522	SemGroup Corp. - Class A	598,545
15,854	Sempra Energy	1,638,511
42,125	Shell Midstream Partners LP	1,591,061
107,082	Sonoco Products Co.	5,021,075
65,439	SunPower Corp.(d)	1,317,941
125,377	TJX Cos., Inc.	9,506,084

17

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Shares		Value
UNITED STATES (continued)
38,574	Travelers Cos., Inc. (The)	$4,239,283
16,000	United Continental Holdings, Inc.(d)	732,960
44,881	United Parcel Service, Inc. - Class B	4,715,647
46,013	United Technologies Corp.	4,802,377
8,500	United Therapeutics Corp.(d)	894,200
15,000	Valero Energy Corp.	883,050
19,000	VMware, Inc. - Class A(d)	1,081,290
120,827	Wal-Mart Stores, Inc.	8,079,701
80,447	Wec Energy Group Inc.	4,682,820
99,850	Westar Energy, Inc.	5,153,259
19,000	Western Digital Corp.	776,435
65,699	Western Refining Logistics LP(d)	1,731,169
12,951	Williams Cos., Inc. (The)	251,120
13,300	Wyndham Worldwide Corp.	943,635
114,358	Xcel Energy, Inc.	4,577,751
		398,627,874
Total Common Stocks (Cost $602,643,035)		684,506,784
MASTER LIMITED PARTNERSHIPS — 0.5%
UNITED STATES — 0.5%
68,908	Antero Midstream Partners LP	1,759,910
144,620	Boardwalk Pipeline Partners LP	2,352,967
20,190	Buckeye Partners LP	1,453,680
49,211	Cheniere Energy Partners LP	1,435,485
86,754	Cheniere Energy Partners LP Holdings LLC	1,689,968
6,896	Columbia Pipeline Partners LP	100,199
26,763	Delek Logistics Partners LP(d)	899,237
43,471	Dominion Midstream Partners LP	1,458,017
24,870	Energy Transfer Equity LP	309,134
31,364	Energy Transfer Partners LP(d)	1,111,227
76,919	Enterprise Products Partners LP	2,052,968
39,307	EQT GP Holdings LP	1,040,063
16,067	EQT Midstream Partners LP(d)	1,273,952
10,664	Magellan Midstream Partners LP	768,554
67,055	NextEra Energy Partners LP	1,937,219
23,419	Phillips 66 Partners LP	1,340,504
80,105	Plains All American Pipeline LP	1,837,609
26,498	Spectra Energy Partners LP	1,336,294
38,866	Sunoco Logistics Partners LP	1,137,996
54,802	Sunoco LP	1,966,844
79,269	TC PipeLines LP(d)	4,341,563
17,476	Tesoro Logistics LP(d)	808,090
43,093	Valero Energy Partners LP	2,055,105
		34,466,585
Total Master Limited Partnerships (Cost $31,471,945)		34,466,585
Shares		Value
CLOSED-END FUNDS — 5.7%
UNITED STATES — 5.7%
420,000	AllianceBernstein Global High Income Fund, Inc.(b)	$5,002,200
426,882	Apollo Tactical Income Fund, Inc.(b)	6,070,262
585,715	Ares Dynamic Credit Allocation Fund, Inc.(b)	8,071,153
120,000	Avenue Income Credit Strategies Fund(b)	1,394,400
506,147	Babson Capital Global Short Duration High Yield Fund(b)	8,710,790
90,709	Babson Capital Participation Investors(b)	1,264,483
289,264	Blackrock Corp. High Yield Fund, Inc.	2,973,634
601,890	BlackRock Credit Allocation Income Trust(b)	7,619,927
2,820,654	BlackRock Debt Strategies Fund, Inc.(b)	9,900,496
235,000	BlackRock Defined Opportunity Credit Trust(b)	3,087,900
825,000	BlackRock Income Trust, Inc.(b)	5,395,500
640,000	Blackrock Limited Duration Income Trust(b)	9,568,000
1,141,941	Blackrock Multi-Sector Income Trust(b)	18,442,347
1,108,716	Blackstone/GSO Strategic Credit Fund(b)	15,433,327
627,204	Brookfield Mortgage Opportunity Income Fund, Inc.(b)	9,357,884
45,444	Brookfield Total Return Fund, Inc.	1,078,386
711,685	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(b)	16,674,780
100,140	Cohen & Steers Quality Income Realty Fund, Inc.	1,233,725
117,446	Cohen & Steers REIT and Preferred Income Fund, Inc.	2,207,985
1,160,837	Doubleline Income Solutions Fund(b)	20,430,731
355,000	First Trust High Income Long/Short Fund(b)	5,289,500
428,169	First Trust Intermediate Duration Preferred & Income Fund(b)	9,856,450
93,441	Guggenheim Credit Allocation Fund(b)	1,808,083
294,754	Guggenheim Strategic Opportunities Fund(b)	5,169,985
1,921,832	Invesco Dynamic Credit Opportunities Fund(b)	20,775,004
3,459,239	Invesco Senior Income Trust(b)	14,113,695
260,783	KKR Income Opportunities Fund(b)	3,838,726

18

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Shares		Value
UNITED STATES (continued)
405,024	Legg Mason BW Global Income Opportunities Fund, Inc.(b)	$5,079,001
430,280	New America High Income Fund(b)	3,640,169
464,807	NexPoint Credit Strategies Fund(b)	9,100,921
205,544	Nuveen Mortgage Opportunity Term Fund(b)	4,709,013
319,796	Nuveen Preferred & Income Term Fund(b)	7,550,384
1,604,535	Nuveen Quality Preferred Income Fund(b)	13,606,457
724,076	PIMCO Corporate & Income Strategy Fund(b)	10,347,046
1,485,000	PIMCO Dynamic Credit Income Fund(b)	27,130,950
882,644	PIMCO Dynamic Income Fund(b)	24,299,189
700,000	PIMCO Income Strategy Fund II(b)	6,279,000
697,840	Pioneer Floating Rate Trust(b)	7,892,570
976,266	Prudential Global Short Duration High Yield Fund, Inc.(b)	14,575,651
758,916	Prudential Short Duration High Yield Fund, Inc.(b)	11,930,160
245,000	Stone Harbor Emerging Markets Income Fund(b)	3,393,250
2,215,000	Voya Prime Rate Trust(b)	11,185,750
1,517,699	Wells Fargo Advantage Income Opportunities Fund(b)	11,777,344
1,118,159	Western Asset High Income Fund II, Inc.(b)	7,715,297
83,677	Western Asset Mortgage Defined Opportunity Fund(b)	1,949,674
27,383	Western Asset Variable Rate Strategic Fund, Inc.	430,461
Total Closed-End Funds (Cost $434,552,852)		397,361,640
EXCHANGE TRADED FUNDS — 1.9%
UNITED STATES — 1.9%
3,275,000	iShares MSCI Japan Index Fund	37,400,500
300,000	iShares Silver Trust(d)	5,094,000
66,000	iShares US Preferred Stock ETF	2,585,880
30,000	ProShares UltraShort Yen(d)	2,040,600
610,000	Schwab Short-Term U.S. Treasury ETF(b)	30,981,900
210,000	SPDR Gold Shares(d)	25,966,500
216,000	Vanguard Short-Term Bond ETF	17,411,760
112,209	WisdomTree Europe SmallCap Dividend Fund	6,423,965
Total Exchange Traded Funds (Cost $124,327,938)		127,905,105
Shares		Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
9,000	Allergan Plc, 5.50%	$7,277,571
104,500	New York Community Capital Trust V, 6.00%	5,272,025
Total Preferred Stocks (Cost $13,165,223)		12,549,596

Contracts
CALL OPTIONS PURCHASED — 0.0%
2,000	iShares MSCI Turkey ETF, Strike $45.00, Expires 05/20/16	300,000
200	London Metal Exchange Nickel Futures, Strike $9,500.00, Expires 12/07/16	1,106,880
Total Call Options Purchased (Cost $1,319,994)		1,406,880
PUT OPTIONS PURCHASED — 0.1%
2,000	Chicago Board of Trade Soybean Futures, Strike $900.00, Expires 05/20/16	112,500
280	Chicago Board of Trade Soybean Futures, Strike $900.00, Expires 06/24/16	29,750
200	London Metal Exchange Aluminium Futures, Strike $1,500.00, Expires 06/01/16	8,000
100	London Metal Exchange Copper Futures, Strike $4,500.00, Expires 06/01/16	32,750
1,575	S&P 500 Index, Strike $2,050, Expires 06/30/16	7,182,000
1,200	Singapore Exchange Iron Ore Futures, Strike $44.00, Expires 05/31/16	0
1,200	Singapore Exchange Iron Ore Futures, Strike $44.00, Expires 06/30/16	13,200
Total Put Options Purchased (Cost $7,162,065)		7,378,200

Principal
Amount
BANK LOANS — 0.1%
UNITED STATES — 0.1%
$4,000,000	Starwood Capital Corp./Schulte Hospitality Group, Mezzanine Term Loan, 0.00%, 06/30/17(b)	3,946,000
4,000,000	Thor Equities 680 Madison Ave LLC, Mezzanine Loan, 5.22%, 08/09/17	3,980,000
Total Bank Loans (Cost $8,023,704)		7,926,000

19

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal
Amount			Value
CORPORATE BONDS — 8.0%
BELGIUM — 0.1%
$5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(e)	$4,955,000
BERMUDA — 0.1%
7,000,000		Celestial Nutrifoods Ltd., Cnv., 16.00%, 06/12/16(b)(c)(d)(f)(g)	1,041,008
1,540,000		Digicel Ltd., 6.75%, 03/01/23(e)	1,388,887
			2,429,895
BULGARIA — 0.0%
1,500,000	(h)	Bulgarian Telecommunications Co. EAD, 6.63%, 11/15/18(e)	1,757,603
CANADA — 0.1%
500,000		Quebecor Media, Inc., 5.75%, 01/15/23	518,125
850,000		Teck Resources Ltd., 3.15%, 01/15/17	841,500
2,275,000		Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21(i)	2,081,625
			3,441,250
CAYMAN ISLANDS — 0.1%
650,000	(j)	Brakes Capital, 7.13%, 12/15/18(e)	984,179
1,150,000		Jafz Sukuk Ltd., 7.00%, 06/19/19(e)	1,285,125
2,000,000		Petrobras Global Finance BV, 5.38%, 01/27/21	1,777,500
850,000		Suzano Trading Ltd., 5.88%, 01/23/21(e)	867,000
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(e)	301,538
			5,215,342
CROATIA (HRVATSKA) — 0.1%
2,100,000	(h)	Agrokor dd, 9.13%, 02/01/20(e)	2,561,518
CYPRUS — 0.0%
400,000	(k)	Aroundtown Property Holdings Plc, 1.50%, 05/03/22(e)	438,419
825,000		Global Ports Finance Plc, 6.87%, 01/25/22(e)	822,937
			1,261,356
CZECH REPUBLIC — 0.0%
550,000	(h)	EP Energy AS, 4.38%, 05/01/18(e)	650,563
Principal
Amount			Value
CZECH REPUBLIC (continued)
$1,175,000	(h)	RPG Byty Sro, 6.75%, 05/01/20(e)	$1,391,347
			2,041,910
FINLAND — 0.0%
800,000	(k)	SATO Oyj, 2.38%, 03/24/21(e)	922,286
FRANCE — 0.1%
247,500	(k)	Autodis SA, 6.50%, 02/01/19(e)	293,173
725,000	(k)	BUT SAS, 7.38%, 09/15/19(e)	868,901
300,000	(k)	Casino Guichard Perrachon SA, 2.80%, 08/05/26(e)	336,480
850,000	(k)	Faurecia, 3.63%, 06/15/23(e)	990,330
275,000		Numericable-SFR SA, 7.38%, 05/01/26(i)	280,500
1,550,000	(k)	Numericable-SFR SAS, 5.38%, 05/15/22(e)	1,841,836
975,000		Numericable-SFR SAS, 6.00%, 05/15/22(i)	976,268
700,000	(k)	Numericable-SFR SAS, 5.63%, 05/15/24(e)	833,248
275,000	(k)	Solvay Finance SA, 5.43%, 11/29/49(e)(l)	323,195
650,000		SPCM SA, 6.00%, 01/15/22(e)	663,000
300,000	(k)	TDF Infrastructure SAS, 2.88%, 10/19/22(e)	368,419
			7,775,350
GERMANY — 0.1%
300,000	(k)	alstria office REIT-AG, 2.13%, 04/12/23(e)	350,448
1,680,000	(k)	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20(e)	2,052,773
400,000	(k)	HeidelbergCement AG, 2.25%, 03/30/23(e)	471,190
1,425,000	(k)	Rapid Holding GmbH, 6.63%, 11/15/20(e)	1,721,611
600,000	(k)	RWE AG, 2.75%, 04/21/75(e)(l)	600,824
725,000	(k)	RWE AG, 3.50%, 04/21/75(e)(l)	662,904
1,000,000	(k)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(e)	1,201,392
325,000	(k)	Unitymedia GmbH, 3.75%, 01/15/27(e)	335,859
475,000	(k)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.63%, 02/15/26(e)	569,737

20

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount			Value
GERMANY (continued)
$225,000	(k)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, 01/15/29(e)	$290,597
			8,257,335
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 13.00%, 01/05/12(b)(c)(d)(f)(g)	1,133,154
HUNGARY — 0.0%
775,000	(k)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(e)	879,431
INDONESIA — 0.0%
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(e)	860,000
IRELAND — 0.1%
500,000	(h)	Ardagh Packaging Finance Plc, 9.25%, 10/15/20(e)	601,148
175,000	(h)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.13%, 05/15/23(e)	200,385
500,000	(h)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 05/15/24(e)	572,528
375,000	(k)	eircom Finance Ltd., 9.25%, 05/15/20(e)	451,432
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(e)	661,492
1,725,000		Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18(e)	1,740,094
975,000	(m)	Russian Railways via RZD Capital Plc, 2.18%, 02/26/18	1,015,858
650,000		Russian Railways via RZD Capital Plc, 5.70%, 04/05/22(e)	674,479
1,000,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 04/30/18(e)	1,095,000
			7,012,416
ITALY — 0.0%
125,000	(k)	Finmeccanica SpA, 4.88%, 03/24/25	169,705
500,000	(k)	Onorato Armatori SpA, 7.75%, 02/15/23(e)	578,253
525,000	(k)	Snai SpA, 7.63%, 06/15/18(e)	622,195
			1,370,153
Principal Amount			Value
JAPAN — 0.0%
$900,000	(h)	SoftBank Group Corp., 4.75%, 07/30/25(e)	$1,094,959
225,000	(h)	SoftBank Group Corp., 5.25%, 07/30/27(e)	267,943
			1,362,902
JERSEY CHANNEL ISLANDS — 0.1%
925,000	(j)	CPUK Finance Ltd., 7.00%, 08/28/20(e)	1,409,010
700,000	(h)	Lincoln Finance Ltd., 6.88%, 04/15/21(e)	858,649
			2,267,659
LUXEMBOURG — 0.4%
975,000		Altice Financing SA, 6.63%, 02/15/23(i)	964,080
875,000		Altice Financing SA, 7.50%, 05/15/26(i)	879,069
1,000,000		Altice Finco SA, 8.13%, 01/15/24(i)	975,000
675,000		Altice Finco SA, 7.63%, 02/15/25(i)	629,444
675,000	(k)	Altice Luxembourg SA, 7.25%, 05/15/22(e)	786,439
850,000		ArcelorMittal, 6.13%, 06/01/18	881,348
325,000	(k)	Cirsa Funding Luxembourg SA, 5.75%, 05/15/21(e)	377,818
550,000	(k)	Cirsa Funding Luxembourg SA, 5.88%, 05/15/23(e)	635,260
1,000,000		Cosan Luxembourg SA, 5.00%, 03/14/23(e)	895,000
650,000	(k)	Dakar Finance SA, 9.00% cash or 9.25% payment-in-kind interest, 11/15/20(e)(n)	729,400
1,200,000	(k)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(e)	1,394,678
1,200,000		Gazprom OAO Via Gaz Capital SA, 8.15%, 04/11/18(e)	1,307,904
1,300,000	(m)	Gazprom OAO Via Gaz Capital SA, 3.38%, 11/30/18(e)	1,374,222
300,000	(k)	Gestamp Funding Luxembourg SA, 5.88%, 05/31/20(e)	354,681
975,000	(k)	Glencore Finance Europe SA, 2.75%, 04/01/21(e)	1,088,519
600,000	(k)	Grand City Properties SA, 3.75%, 02/18/49(l)	659,552
2,200,000	(k)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(e)	2,935,221
400,000		Intelsat Jackson Holdings SA, 8.00%, 02/15/24(i)	411,000
1,450,000	(k)	Intralot Capital Luxembourg SA, 6.00%, 05/15/21(e)	1,494,464

21

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount			Value
LUXEMBOURG (continued)
$1,675,000	(m)	Matterhorn Telecom SA, 3.63%, 05/01/22(e)	$1,647,203
630,000		Minerva Luxembourg SA, 7.75%, 01/31/23(e)	640,237
2,085,000		Severstal OAO Via Steel Capital SA, 4.45%, 03/19/18(e)	2,118,739
1,475,000	(k)	SIG Combibloc Holdings SCA, 7.75%, 02/15/23(e)	1,811,406
200,000	(k)	Swissport Investments SA, 6.75%, 12/15/21(e)	244,756
1,125,000	(k)	Telecom Italia Finance SA, 7.75%, 01/24/33	1,785,642
1,025,000	(k)	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 05/01/22(e)	1,200,090
650,000		Tupy Overseas SA, 6.63%, 07/17/24(e)	614,250
			28,835,422
MEXICO — 0.0%
1,125,000		Cemex SAB de CV, 7.75%, 04/16/26(i)	1,198,125
800,000		Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21(e)	768,000
			1,966,125
NETHERLANDS — 0.4%
1,500,000	(k)	Cable Communications Systems NV, 7.50%, 11/01/20(e)	1,816,345
325,000		Constellium NV, 7.88%, 04/01/21(i)	335,546
675,000	(k)	Constellium NV, 4.63%, 05/15/21(e)	656,203
400,000	(k)	Fiat Chrysler Automobiles NV, 3.75%, 03/29/24(e)	467,183
1,206,000	(k)	Hydra Dutch Holdings 2 BV, 5.25%, 04/15/19(e)(l)	1,312,421
400,000	(k)	Koninklijke KPN NV, 6.13%, 09/14/18(e)(l)	490,084
1,425,000	(k)	LGE HoldCo VI BV, 7.13%, 05/15/24(e)	1,789,164
600,000		Majapahit Holding BV, 7.75%, 01/20/20(e)	687,000
700,000	(k)	NE Property Cooperatief UA, 3.75%, 02/26/21(e)	813,426
1,000,000		Petrobras Global Finance BV, 3.25%, 03/17/17	985,500
1,700,000	(k)	Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21(e)	1,917,732
200,000	(k)	Schaeffler Finance BV, 2.75%, 05/15/19(e)	232,046
Principal Amount			Value
NETHERLANDS (continued)
$3,350,000	(k)	Schaeffler Holding Finance BV, 6.88% cash or 11.13% payment-in-kind interest, 08/15/18(e)(n)	$3,960,604
4,000,000	(k)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(b)(e)	4,419,915
1,200,000	(k)	Telefonica Europe BV, 7.63%, 09/18/21(e)(l)	1,508,753
800,000	(k)	Telefonica Europe BV, 5.88%, 03/31/49(e)(l)	928,948
539,000	(k)	United Group BV, 7.88%, 11/15/20(e)	654,216
1,000,000	(k)	Vonovia Finance BV, 4.00%, 12/29/49(e)(l)	1,156,220
			24,131,306
NORWAY — 0.1%
150,000	(k)	Lock AS, 5.50%, 08/15/20(e)(l)	171,329
1,150,000	(k)	Lock AS, 7.00%, 08/15/21(e)	1,396,218
975,000	(k)	Silk Bidco AS, 7.50%, 02/01/22(e)	1,147,131
			2,714,678
PERU — 0.0%
800,000		InRetail Consumer, 5.25%, 10/10/21(e)	815,600
POLAND — 0.0%
450,000	(k)	Play Finance 1 SA, 6.50%, 08/01/19(e)	536,092
1,075,000	(k)	Play Finance 2 SA, 5.25%, 02/01/19(e)	1,263,653
			1,799,745
SPAIN — 0.0%
725,000	(k)	Ence Energia y Celulosa SA, 5.38%, 11/01/22(e)	873,295
SWEDEN — 0.0%
1,125,000	(h)	Akelius Residential Property AB, 3.38%, 09/23/20(e)	1,336,904
640,000	(h)	TVN Finance Corp III AB, 7.38%, 12/15/20(e)	787,798
			2,124,702
TURKEY — 0.0%
850,000		Tupras Turkiye Petrol Rafinerileri AS, 4.13%, 05/02/18(e)	857,225
1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(e)	1,296,734
			2,153,959

22

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount			Value
UNITED KINGDOM — 0.2%
$825,000	(k)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(e)	$1,301,648
325,000	(h)	Boparan Finance Plc, 4.38%, 07/15/21(e)	356,327
1,125,000	(k)	Co-operative Group Holdings 2011 Ltd., STEP, 5.63%, 07/08/20(e)	1,774,536
375,000	(k)	Co-operative Group Holdings 2011 Ltd., STEP, 7.50%, 07/08/26	592,292
400,000	(k)	Infinis Plc, 7.00%, 02/15/19(e)	587,384
300,000		International Game Technology Plc, 5.63%, 02/15/20(i)	314,250
1,600,000	(h)	International Game Technology Plc, 4.75%, 02/15/23(e)	1,921,403
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(i)	1,378,437
925,000	(k)	Jerrold Finco Plc, 9.75%, 09/15/18(e)	1,439,420
575,000	(h)	Kerling Ltd., 10.63%, 02/01/17(e)	660,053
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(d)(g)(i)	1,312
400,000	(k)	Premier Foods Finance Plc, 6.50%, 03/15/21(e)	583,293
850,000	(k)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(e)	1,384,268
1,250,000	(h)	TA Manufacturing Ltd., 3.63%, 04/15/23(e)	1,328,453
300,000	(h)	Thomas Cook Finance Plc, 7.75%, 06/15/20(e)	355,505
400,000	(h)	Thomas Cook Finance Plc, 6.75%, 06/15/21(e)	469,473
625,000	(h)	Worldpay Finance Plc, 3.75%, 11/15/22(e)	749,654
			15,197,708
UNITED STATES — 6.0%
10,000,000		Akamai Technologies, Inc., Cnv., 0.50%, 02/15/19(f)	9,656,250
2,000,000		Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	2,060,000
750,000		Altice US Finance I Corp., 5.50%, 05/15/26(i)	757,500
3,000,000		AmTrust Financial Services, Inc., Cnv., 2.75%, 12/15/44	2,251,875
175,000		Anadarko Petroleum Corp., 4.85%, 03/15/21	182,539
75,000		Anadarko Petroleum Corp., 3.45%, 07/15/24	70,541
Principal Amount			Value
UNITED STATES (continued)
$125,000		Anadarko Petroleum Corp., 5.55%, 03/15/26	$133,984
1,250,000		Antero Resources Corp., 5.13%, 12/01/22	1,200,000
9,000,000		Apollo Commercial Real Estate Finance, Inc., Cnv., 5.50%, 03/15/19	9,106,875
750,000		Belden, Inc., 5.25%, 07/15/24(i)	731,250
1,125,000		Belo Corp., 7.75%, 06/01/27	1,192,500
5,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	5,153,125
5,000,000		Blackstone Mortgage Trust, Inc., Cnv., 5.25%, 12/01/18	5,271,875
1,450,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23(i)	1,654,812
600,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(i)	531,000
2,000,000		Bottomline Technologies, Inc., Cnv., 1.50%, 12/01/17	2,075,000
500,000		Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21(i)	472,500
15,500,000		Brocade Communications Systems, Inc., 1.38%, 01/01/20(i)	15,005,937
2,000,000		CalAmp Corp., Cnv., 1.63%, 05/15/20(i)	1,813,750
1,075,000		Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22	728,312
10,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20	10,066,400
1,550,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24(i)	1,623,625
2,025,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(i)	2,065,500
725,000	(h)	Cemex Finance LLC, 5.25%, 04/01/21(e)	855,568
1,000,000		Cemex Finance LLC, 9.38%, 10/12/22(i)	1,103,750
1,025,000		Centene Escrow Corp., 5.63%, 02/15/21(i)	1,078,812
1,200,000		Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(i)	1,228,536
6,000,000		Ciena Corp. Cnv., 0.88%, 06/15/17	5,887,500
7,000,000		Colony Capital, Inc., Cnv., 3.88%, 01/15/21	6,440,000

23

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$300,000	Continental Resources, Inc., 3.80%, 06/01/24	$255,750
775,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23(i)	707,187
1,000,000	CSC Holdings LLC, 6.75%, 11/15/21	1,031,875
4,000,000	Envestnet, Inc., Cnv., 1.75%, 12/15/19	3,575,000
750,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	435,000
750,000	Exterran Partners LP/EXLP Finance Corp., 6.00%, 04/01/21	588,750
300,000	Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/01/22	235,500
6,000,000	Finisar Corp., Cnv., 0.50%, 12/15/33	5,718,750
500,000	Forum Energy Technologies, Inc., 6.25%, 10/01/21	455,000
1,000,000	Freeport-McMoRan, Inc., 2.30%, 11/14/17	967,500
800,000	Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24	724,000
1,300,000	GEO Group, Inc. (The), 6.00%, 04/15/26	1,331,850
50,000	GLP Capital LP/GLP Financing II, Inc., 4.38%, 04/15/21	51,125
150,000	GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	156,375
8,000,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/29/49(l)	7,724,000
900,000	H&E Equipment Services, Inc., 7.00%, 09/01/22	909,000
300,000	HD Supply, Inc., 5.75%, 04/15/24(i)	314,625
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	12,331,250
5,000,000	Huron Consulting Group Inc, 1.25%, 10/01/19	4,809,375
3,000,000	Illumina, Inc., Cnv., 0.04%, 06/15/19(f)	2,988,750
8,000,000	Integrated Device Technology, Inc., Cnv., 0.88%, 11/15/22(i)	7,455,000
2,000,000	InterDigital, Inc., Cnv., 1.50%, 03/01/20	2,096,250
Principal Amount			Value
UNITED STATES (continued)
$750,000		InvenSense, Inc., Cnv., 1.75%, 11/01/18	$698,906
7,000,000		JDS Uniphase Corp., Cnv., 0.63%, 08/15/33	6,750,625
3,000,000		Jefferies Group LLC, Cnv., 3.88%, 11/01/29	2,998,125
375,000		Kaiser Aluminum Corp., 5.88%, 05/15/24(i)	383,906
2,000,000		KB Home, Cnv., 1.38%, 02/01/19	1,918,750
500,000		Lamar Media Corp., 5.75%, 02/01/26(i)	528,750
28,956,231		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(b)	16,143,099
27,000,000		LinkedIn Corp., Cnv., 0.50%, 11/01/19(b)	25,211,250
13,000,000		Live Nation Entertainment, Inc., Cnv., 2.50%, 05/15/19	12,943,125
775,000		Masco Corp., 4.38%, 04/01/26	798,250
4,000,000		Medidata Solutions, Inc., Cnv., 1.00%, 08/01/18	4,207,500
10,000,000		Mentor Graphics Corp., Cnv., 4.00%, 04/01/31	10,506,250
3,000,000		Meritage Homes Corp., Cnv., 1.88%, 09/15/32	2,958,750
5,000,000		Micron Technology Inc., Series G, Cnv., 3.00%, 11/15/43	3,540,625
1,000,000		Molina Healthcare, Inc., 5.38%, 11/15/22(i)	1,032,500
925,000		MPLX LP, 4.88%, 12/01/24(i)	901,571
125,000		MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24	133,125
1,150,000	(h)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,388,251
900,000	(h)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	1,070,226
4,000,000		National Health Investors, Inc., Cnv., 3.25%, 04/01/21	4,180,000
10,600,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	10,586,750
2,000,000		Nuance Communications, Inc., Cnv., 1.00%, 12/15/35(i)	1,807,500
500,000		NuStar Logistics LP, 6.75%, 02/01/21	495,000
17,000,000		ON Semiconductor Corp., Cnv., 1.00%, 12/01/20(i)	15,416,875

24

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$1,500,000		Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(i)	$1,612,500
800,000		Post Holdings, Inc., 7.38%, 02/15/22	843,000
100,000		PQ Corp., 6.75%, 11/15/22(i)	103,125
12,000,000		Priceline Group, Inc. (The), Cnv., 0.90%, 09/15/21(b)	12,390,000
200,000	(h)	PSPC Escrow Corp., 6.00%, 02/01/23(e)	201,530
175,000		QEP Resources, Inc., 6.88%, 03/01/21	173,250
525,000		Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21(i)	548,625
6,000,000		Restoration Hardware Holdings, Inc., Cnv., 2.90%, 06/15/19(f)(i)	4,942,500
500,000		Rice Energy, Inc., 6.25%, 05/01/22	495,000
1,500,000		Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	1,490,625
875,000		Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	857,500
500,000		Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	483,750
625,000		Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	609,375
500,000		Safway Group Holding LLC/Safway Finance Corp., 7.00%, 05/15/18(i)	500,000
12,000,000		ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(g)(i)	0
7,000,000		Shutterfly, Inc., Cnv., 0.25%, 05/15/18	6,978,125
800,000		Sinclair Television Group, Inc., 5.88%, 03/15/26(i)	828,000
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(i)	3,233,738
50,000		Standard Industries, Inc., 5.13%, 02/15/21(i)	52,000
2,475,000		Standard Industries, Inc., 5.50%, 02/15/23(i)	2,589,469
15,000,000		Starwood Property Trust, Inc., Cnv., 3.75%, 10/15/17	14,896,875
9,900,000		Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	10,073,250
3,000,000		Starwood Waypoint Residential Trust, Cnv., 3.00%, 07/01/19	2,983,125
2,500,000		Starwood Waypoint Residential Trust, Cnv., REIT, 4.50%, 10/15/17	2,557,813
Principal Amount			Value
UNITED STATES (continued)
$1,650,000		Sunoco LP/Sunoco Finance Corp., 6.25%, 04/15/21(i)	$1,670,625
475,000		Team Health, Inc., 7.25%, 12/15/23(i)	504,391
500,000		Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	510,000
6,000,000		TiVo, Inc., Cnv., 2.00%, 10/01/21	5,880,000
2,250,000		T-Mobile USA, Inc., 6.84%, 04/28/23	2,399,063
775,000		TPC Group, Inc., 8.75%, 12/15/20(i)	571,563
14,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19	12,162,500
675,000		Unit Corp., 6.63%, 05/15/21	457,313
1,000,000		United States Steel Corp., 6.05%, 06/01/17	1,021,875
11,500,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20(l)	12,233,125
7,000,000		Verint Systems, Inc., Cnv., 1.50%, 06/01/21	6,291,250
1,091,000	(h)	VWR Funding, Inc., 4.63%, 04/15/22(e)	1,241,136
29,287,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(g)	6,443,140
24,750,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(g)	5,445,000
9,840,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(g)	2,164,800
8,200,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(g)	1,804,000
3,000,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(g)	660,000
6,000,000		Web.com Group, Inc., Cnv., 1.00%, 08/15/18	5,805,000
7,000,000		Wright Medical Group, Inc., Cnv., 2.00%, 02/15/20	6,654,375
675,000	(h)	XPO Logistics, Inc., 5.75%, 06/15/21(e)	761,419
2,000,000		Yahoo!, Inc., Cnv., 0.30%, 12/01/18(f)	2,010,000
			417,994,687
VIRGIN ISLANDS (BRITISH) — 0.0%
850,000		GTL Trade Finance, Inc., 7.25%, 10/20/17(e)	889,185
Total Corporate Bonds (Cost $581,627,876)			555,000,972

25

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount			Value
GOVERNMENT BONDS — 1.7%
BRAZIL — 0.3%
$10,280,000	(k)	Brazil Letras do Tesouro Nacional, 15.10%, 07/01/19(f)	$2,061,853
1,410,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 10.00%, 05/15/19	1,203,649
160,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/20	134,363
840,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/22	701,636
1,292,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/23	1,094,610
80,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/24	66,950
2,400,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,029,218
27,080,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/21	7,528,716
3,650,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23	981,397
24,870,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/25	6,585,161
450,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/27	116,834
			22,504,387
INDONESIA — 0.2%
1,900,000,000	(k)	Indonesia Treasury Bond, 5.25%, 05/15/18	139,287
1,932,000,000	(k)	Indonesia Treasury Bond, 11.50%, 09/15/19	164,701
9,062,000,000	(k)	Indonesia Treasury Bond, 11.00%, 11/15/20	779,588
41,839,000,000	(k)	Indonesia Treasury Bond, 12.80%, 06/15/21	3,883,337
6,125,000,000	(k)	Indonesia Treasury Bond, 8.25%, 07/15/21	480,451
19,566,000,000	(k)	Indonesia Treasury Bond, 7.00%, 05/15/22	1,444,320
33,599,000,000	(k)	Indonesia Treasury Bond, 12.90%, 06/15/22	3,205,051
11,914,000,000	(k)	Indonesia Treasury Bond, 10.25%, 07/15/22	1,023,224
23,599,000,000	(k)	Indonesia Treasury Bond, 5.63%, 05/15/23	1,597,531
Principal Amount			Value
INDONESIA (continued)
$8,500,000,000	(k)	Indonesia Treasury Bond, 9.50%, 07/15/23	$708,668
950,000,000	(k)	Indonesia Treasury Bond, 11.75%, 08/15/23	88,255
600,000,000	(k)	Indonesia Treasury Bond, 10.00%, 09/15/24	51,839
716,000,000	(k)	Indonesia Treasury Bond, 7.00%, 05/15/27	51,127
1,300,000,000	(k)	Indonesia Treasury Bond, 10.25%, 07/15/27	116,422
363,000,000	(k)	Indonesia Treasury Bond, 10.00%, 02/15/28	32,125
1,078,000,000	(k)	Indonesia Treasury Bond, 6.13%, 05/15/28	71,080
388,000,000	(k)	Indonesia Treasury Bond, 9.00%, 03/15/29	31,989
4,640,000,000	(k)	Indonesia Treasury Bond, 8.38%, 03/15/34	368,304
			14,237,299
MALAYSIA — 0.2%
20,000	(k)	Bank Negara Malaysia Monetary Notes, 3.00%, 05/03/16(f)	5,120
690,000	(k)	Bank Negara Malaysia Monetary Notes, 2.70%, 05/12/16(f)	176,519
930,000	(k)	Bank Negara Malaysia Monetary Notes, 3.10%, 06/07/16(f)	237,593
1,180,000	(k)	Bank Negara Malaysia Monetary Notes, 3.00%, 07/19/16(f)	300,593
390,000	(k)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/06/16(f)	98,788
1,510,000	(k)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/11/16(f)	382,473
1,190,000	(k)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/18/16(f)	301,270
8,338,000	(k)	Malaysia Government Bond, 3.17%, 07/15/16	2,137,706
9,335,000	(k)	Malaysia Government Bond, 4.26%, 09/15/16	2,405,993
7,770,000	(k)	Malaysia Government Bond, 3.81%, 02/15/17	2,004,193
2,790,000	(k)	Malaysia Government Bond, 3.39%, 03/15/17	718,203
7,549,000	(k)	Malaysia Government Bond, 4.01%, 09/15/17	1,961,990
2,750,000	(k)	Malaysia Government Bond, 3.31%, 10/31/17	708,076

26

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount			Value
MALAYSIA (continued)
$1,515,000	(k)	Malaysia Government Bond, 4.24%, 02/07/18	$395,310
2,019,000	(k)	Malaysia Government Bond, 3.26%, 03/01/18	518,176
130,000	(k)	Malaysia Treasury Bill, 2.80%, 05/27/16(f)	33,223
20,000	(k)	Malaysia Treasury Bill, 3.00%, 08/05/16(f)	5,087
10,000	(k)	Malaysia Treasury Bill, 2.70%, 01/20/17(f)	2,514
			12,392,827
MEXICO — 0.4%
58,390,000	(k)	Mexican Bonos, 7.25%, 12/15/16	3,462,820
150,570,000	(k)	Mexican Bonos, 5.00%, 06/15/17	8,843,448
23,900,000	(k)	Mexican Bonos, 7.75%, 12/14/17	1,469,083
30,270,000	(k)	Mexican Bonos, 4.75%, 06/14/18	1,770,369
2,720,000	(k)	Mexican Udibonos, 5.00%, 06/16/16	861,367
2,712,000	(k)	Mexican Udibonos, 3.50%, 12/14/17	886,763
1,851,000	(k)	Mexican Udibonos, 4.00%, 06/13/19	618,758
1,465,000	(k)	Mexican Udibonos, 2.50%, 12/10/20	466,579
179,097,000	(k)	Mexico Cetes, 3.30%, 05/12/16(f)	1,039,564
121,511,000	(k)	Mexico Cetes, 3.30%, 05/19/16(f)	704,792
157,938,000	(k)	Mexico Cetes, 3.30%, 05/26/16(f)	915,407
181,734,000	(k)	Mexico Cetes, 3.30%, 06/23/16(f)	1,050,276
344,953,000	(k)	Mexico Cetes, 3.40%, 07/07/16(f)	1,991,164
31,125,000	(k)	Mexico Cetes, 3.40%, 07/21/16(f)	179,322
175,952,000	(k)	Mexico Cetes, 3.40%, 08/04/16(f)	1,012,218
162,450,000	(k)	Mexico Cetes, 3.26%, 10/13/16(f)	927,565
86,543,000	(k)	Mexico Cetes, 3.25%, 10/27/16(f)	493,464
400,678,000	(k)	Mexico Cetes, 3.30%, 12/08/16(f)	2,273,978
51,139,000	(k)	Mexico Cetes, 3.25%, 03/30/17(f)	286,539
			29,253,476
Principal Amount			Value
PHILIPPINES — 0.1%
$136,650,000	(k)	Philippine Government Bond, 9.13%, 09/04/16	$2,984,978
210,000	(k)	Philippine Government Bond, 2.88%, 05/22/17	4,511
110,000	(k)	Philippine Government Bond, 5.88%, 01/31/18	2,466
640,000	(k)	Philippine Government Bond, 2.13%, 05/23/18	13,513
17,570,000	(k)	Philippine Government Bond, 3.88%, 11/22/19	383,931
2,040,000	(k)	Philippine Treasury Bill, 1.40%, 06/08/16(f)	43,433
5,020,000	(k)	Philippine Treasury Bill, 1.40%, 09/07/16(f)	106,547
1,510,000	(k)	Philippine Treasury Bill, 1.20%, 09/14/16(f)	31,992
2,060,000	(k)	Philippine Treasury Bill, 1.60%, 12/07/16(f)	43,587
3,010,000	(k)	Philippine Treasury Bill, 1.30%, 03/15/17(f)	62,980
			3,677,938
POLAND — 0.1%
2,268,000	(k)	Poland Government Bond, 1.75%, 01/25/17(l)	594,667
8,307,000	(k)	Poland Government Bond, 1.75%, 01/25/21(l)	2,135,647
			2,730,314
PORTUGAL — 0.0%
2,560,000		Portugal Government International Bond, 5.13%, 10/15/24(i)	2,540,938
SOUTH KOREA — 0.3%
222,000,000	(k)	Korea Monetary Stabilization Bond, 2.79%, 06/02/16	195,070
325,600,000	(k)	Korea Monetary Stabilization Bond, 1.62%, 06/09/16	285,802
77,500,000	(k)	Korea Monetary Stabilization Bond, 1.57%, 07/09/16	68,027
2,506,200,000	(k)	Korea Monetary Stabilization Bond, 1.56%, 08/09/16	2,207,849
312,500,000	(k)	Korea Monetary Stabilization Bond, 1.52%, 09/09/16	274,286
2,990,700,000	(k)	Korea Monetary Stabilization Bond, 2.22%, 10/02/16	2,632,800
1,537,800,000	(k)	Korea Monetary Stabilization Bond, 1.53%, 10/08/16	1,349,832
481,600,000	(k)	Korea Monetary Stabilization Bond, 1.61%, 11/09/16	424,505
6,770,900,000	(k)	Korea Monetary Stabilization Bond, 2.07%, 12/02/16	5,962,784
434,300,000	(k)	Korea Monetary Stabilization Bond, 1.57%, 01/09/17	381,389

27

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount			Value
SOUTH KOREA (continued)
$769,600,000	(k)	Korea Monetary Stabilization Bond, 1.96%, 02/02/17	$677,987
203,100,000	(k)	Korea Monetary Stabilization Bond, 1.70%, 08/02/17	178,753
1,512,300,000	(k)	Korea Monetary Stabilization Bond, 1.56%, 10/02/17	1,328,943
521,500,000	(k)	Korea Monetary Stabilization Bond, 1.49%, 02/02/18	457,873
266,000,000	(k)	Korea Treasury Bond, 2.75%, 06/10/16	233,789
2,454,640,000	(k)	Korea Treasury Bond, 3.00%, 12/10/16	2,174,138
2,197,000,000	(k)	Korea Treasury Bond, 2.00%, 12/10/17	1,944,547
631,500,000	(k)	Korea Treasury Bond, 1.75%, 12/10/18	558,435
371,500,000	(k)	Korea Treasury Bond, 1.50%, 06/10/19	322,841
892,470,000	(k)	Korea Treasury Bond, 2.00%, 03/10/21	799,685
			22,459,335
UKRAINE — 0.1%
829,000	(k)	Ukraine Government International Bond, 7.75%, 09/01/24(i)	785,643
1,699,000		Ukraine Government International Bond, 7.75%, 09/01/25(i)	1,595,888
1,699,000	(k)	Ukraine Government International Bond, 7.75%, 09/01/26(i)	1,580,410
1,699,000		Ukraine Government International Bond, 7.75%, 09/01/27(i)	1,578,286
3,513,000		Ukraine Government International Bond, 3.31%, 05/31/40(i)(l)	1,097,075
			6,637,302
Total Government Bonds (Cost $119,228,030)			116,433,816
ASSET-BACKED SECURITIES — 8.5%
CAYMAN ISLANDS — 2.6%
11,750,000		Adams Mill CLO Ltd., Series 2014-1A, Class F, 6.32%, 07/15/26(b)(i)(l)	5,589,441
7,500,000		Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 11.13%, 07/15/26(b)(f)(i)	2,481,240
3,000,000		ALM Loan Funding Ltd., Series 2012-6A, Class DR, 6.27%, 07/15/26(i)(l)	2,391,024
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,100,000	ALM Loan Funding Ltd., Series 2013-7R2A, Class C, 4.07%, 04/24/24(i)(l)	$1,052,518
1,000,000	ALM Loan Funding Ltd., Series 2013-7R2A, Class D, 5.62%, 04/24/24(i)(l)	938,467
1,200,000	ALM Loan Funding Ltd., Series 2015-12A, Class D, 6.13%, 04/16/27(i)(l)	1,043,760
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class D, 5.98%, 07/15/27(i)(l)	1,637,465
1,100,000	ALM Loan Funding Ltd., Series 2015-17A, Class C1, 4.75%, 01/15/28(i)(l)	1,048,817
1,250,000	American Money Management Corp. CLO IX Ltd., Series 2011-9A, Class DR, 6.28%, 01/15/22(i)(l)	1,258,888
2,250,000	American Money Management Corp. CLO IX Ltd., Series 2011-9A, Class ER, 8.28%, 01/15/22(i)(l)	2,117,488
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class D, 5.63%, 05/26/28(i)(l)	955,000
2,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class F, 6.53%, 04/15/27(i)(l)	1,650,381
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 6.08%, 10/17/26(i)(l)	2,911,796
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 5.84%, 07/22/26(i)(l)	4,129,988
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, 6.23%, 01/16/27(i)(l)	2,102,130
1,000,000	Ares XXVII CLO Ltd., Series 2013-2A, Class D, 4.37%, 07/28/25(i)(l)	899,270
2,750,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.87%, 12/05/25(i)(l)	2,363,849
2,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.65%, 10/15/26(i)(l)	1,826,474
650,000	Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.87%, 08/15/24(i)(l)	590,734
1,000,000	Atrium CDO Corp., Series -8A, Class D, 5.12%, 10/23/22(i)(l)	995,732
5,000,000	Atrium XI, Series 11A, Class E, 5.72%, 10/23/25(i)(l)	4,154,586
2,000,000	Atrium XII, Series 12A, Class E, 6.59%, 10/22/26(i)(l)	1,725,127
1,000,000	Babson CLO Ltd., Series 16-1A, Class E, 7.17%, 01/22/28(i)(l)	846,167
750,000	Babson CLO Ltd., Series 2015-2A, Class E, 6.18%, 07/20/27(i)(l)	622,827

28

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, 4.53%, 07/15/28(i)(l)	$1,700,000
1,250,000	Battalion CLO VII Ltd., Series 2014-7A, Class D, 5.92%, 10/17/26(i)(l)	778,069
500,000	Battalion CLO VIII Ltd., Series 2015-8A, Class D, 6.08%, 04/18/27(i)(l)	408,313
1,250,000	Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 6.18%, 04/18/27(i)(l)	1,038,757
2,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 4.22%, 01/20/28(i)(l)	2,086,875
1,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class D, 5.82%, 01/20/28(i)(l)	934,656
1,000,000	Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.08%, 07/15/26(i)(l)	858,693
650,000	BlueMountain CLO Ltd., Series 2011-1A, Class E, 6.37%, 08/16/22(i)(l)	638,952
2,500,000	BlueMountain CLO Ltd., Series 2012-1A, Class D, 4.98%, 07/20/23(i)(l)	2,441,976
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, 5.94%, 11/30/26(i)(l)	1,033,196
1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, 4.38%, 04/13/27(i)(l)	883,047
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, 6.08%, 04/13/27(i)(l)	1,245,303
500,000	BlueMountain CLO Ltd., Series 2015-2A, Class E, 5.98%, 07/18/27(i)(l)	400,923
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class D2, 4.51%, 01/20/27(i)(l)	937,578
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class E, 6.96%, 01/20/27(i)(l)	908,524
2,500,000	Carlyle Global Market Strategies CLO 2015-3 Ltd., Series 2015-3A, Class D, 6.32%, 07/28/28(i)(l)	2,000,715
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 5.93%, 04/20/27(i)(l)	1,231,904
3,250,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, 11.00%, 10/20/27(f)(i)	3,127,295
Principal Amount		Value
CAYMAN ISLANDS (continued)
$750,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class D, 8.23%, 04/20/27(i)(l)	$668,083
1,000,000	Carlyle Global Market Strategies CLO, Series 2015-2A, Class D, 5.92%, 04/27/27(i)(l)	822,193
1,800,000	CIFC Funding Ltd., Series 2011-1A, Class D, 5.63%, 01/19/23(i)(l)	1,787,400
1,500,000	CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.39%, 05/26/27(i)(l)	1,318,355
1,000,000	Dryden Senior Loan Fund, Series 2014-34A, Class D, 4.23%, 10/15/26(i)(l)	880,489
1,000,000	Dryden Senior Loan Fund, Series 2014-36A, Class E, 5.82%, 11/09/25(i)(l)	820,837
1,250,000	Galaxy XI CLO Ltd., Series 2011-11A, Class E, 5.62%, 08/20/22(i)(l)	1,128,819
600,000	Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class E, 6.13%, 04/17/22(i)(l)	532,711
2,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 6.18%, 04/18/27(i)(l)	1,670,099
3,000,000	Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 07/17/23(i)(l)	2,754,319
1,000,000	HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.08%, 07/19/27(i)(l)	901,200
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, 5.63%, 04/15/27(b)(i)(l)	17,242,963
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 04/15/27(b)(f)(i)	11,550,100
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, 7.13%, 07/20/27(b)(i)(l)	4,143,420
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 6.67%, 07/20/27(b)(f)(i)	3,829,893
1,000,000	LCM Ltd. Partnership IX LP, Series 9A, Class E, 4.83%, 07/14/22(i)(l)	971,404
1,000,000	LCM Ltd. Partnership XIII LP, Series 13A, Class D, 4.43%, 01/19/23(i)(l)	903,828
1,000,000	LCM Ltd. Partnership XVII LP, Series -17A, Class D, 4.13%, 10/15/26(i)(l)	873,707
1,500,000	LCM Ltd. Partnership XVIII LP, Series -18A, Class D, 4.43%, 04/20/27(i)(l)	1,325,373
500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, 4.61%, 04/20/27(f)(i)	303,324

29

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, 5.98%, 04/20/27(i)(l)	$822,100
1,350,000	LCM Ltd. Partnership XXI LP, Series -21A, Class D, 5.73%, 04/20/28(i)(l)	1,285,465
1,000,000	Madison Park Funding Ltd., Series 2012-9A, Class E, 5.87%, 08/15/22(i)(l)	880,687
1,000,000	Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 6.86%, 01/22/28(i)(l)	841,893
1,000,000	Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.08%, 04/27/27(i)(l)	871,701
1,000,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class D, 4.46%, 01/15/28(i)(l)	886,633
1,250,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class E, 6.96%, 01/15/28(i)(l)	971,198
1,250,000	Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.55%, 07/25/23(i)(l)	1,157,624
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.17%, 08/04/25(i)(l)	548,404
1,000,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.37%, 11/14/25(i)(l)	886,831
1,000,000	Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 4.64%, 01/23/27(i)(l)	881,525
1,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.57%, 04/15/27(i)(l)	949,497
1,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 8.47%, 04/15/27(i)(l)	909,371
1,000,000	Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.78%, 05/05/23(i)(l)	887,178
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.27%, 11/14/26(i)(l)	980,248
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.22%, 11/14/26(i)(l)	883,610
1,250,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.89%, 11/22/25(i)(l)	1,025,059
5,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class E, 5.82%, 11/18/26(i)(l)	3,932,636
1,375,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.33%, 10/20/28(i)(l)	1,108,709
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,750,000	OZLM Funding III Ltd., Series 2013-3A, Class D, 5.64%, 01/22/25(i)(l)	$1,488,375
1,750,000	OZLM Funding Ltd., Series 2012-1A, Class DR, 7.34%, 07/22/27(i)(l)	1,544,864
1,500,000	OZLM VII Ltd., Series 2014-7A, Class D, 5.63%, 07/17/26(i)(l)	1,217,603
1,000,000	OZLM XI Ltd., Series 2015-11A, Class C2, 4.37%, 01/30/27(i)(l)	886,501
1,250,000	OZLM XIII Ltd., Series 2015-13A, Class D, 6.07%, 07/30/27(i)(l)	836,045
1,200,000	OZLM XIV Ltd., Series 2015-14A, Class C, 4.73%, 01/15/29(i)(l)	1,075,836
1,500,000	OZLM XIV Ltd., Series 2015-14A, Class D, 6.73%, 01/15/29(i)(l)	1,171,576
1,200,000	Regatta V Funding Ltd., Series 2014-1A, Class D, 5.52%, 10/25/26(i)(l)	946,221
1,650,000	Sound Point CLO III Ltd., Series 2013-2A, Class E, 5.23%, 07/15/25(i)(l)	1,362,609
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, 6.13%, 07/20/27(i)(l)	828,563
1,000,000	Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.08%, 04/15/26(i)(l)	845,409
1,250,000	Symphony CLO IX LP, Series 2012-9A, Class E, 5.63%, 04/16/22(i)(l)	1,112,466
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 5.68%, 10/17/26(i)(l)	1,224,233
1,000,000	Voya CLO Ltd., Series 2012-2AR, Class ER, 6.63%, 10/15/22(i)(l)	847,314
1,000,000	Voya CLO Ltd., Series 2014-1A, Class C, 4.03%, 04/18/26(i)(l)	866,821
3,750,000	Voya CLO Ltd., Series 2015-1A, Class E, 7.13%, 04/18/27(i)(l)	2,657,256
1,250,000	Voya CLO Ltd., Series 2015-2A, Class D, 4.02%, 07/23/27(i)(l)	1,127,637
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 6.13%, 04/20/26(b)(i)(l)	5,396,738
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 11.02%, 04/20/26(b)(f)(i)	6,034,414
4,250,000	Webster Park CLO Ltd., Series 2015-1A, Class C, 4.56%, 01/20/27(i)(l)	3,971,560
2,650,000	Webster Park CLO Ltd., Series 2015-1A, Class D, 6.61%, 01/20/27(i)(l)	2,216,439
		180,785,311

30

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
UNITED STATES — 5.9%
$16,750,739	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.68%, 05/25/35(l)	$13,746,997
9,938,733	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.43%, 05/28/39(i)(l)	7,215,836
3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, 0.86%, 02/25/36(l)	2,728,894
8,488,980	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.58%, 12/25/36(l)	6,650,946
3,850,084	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.78%, 03/25/36(l)	1,321,745
3,850,084	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.78%, 03/25/36(l)	1,321,745
15,454,146	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.64%, 10/25/36(l)	12,343,014
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.63%, 12/25/36(i)(l)	7,477,395
3,814,162	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(l)	1,817,103
3,575,777	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(l)	1,867,269
6,054,982	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(l)	3,231,575
3,800,000	Carrington Mortgage Loan Trust Series, Series 2006-NC2, Class A3, 0.58%, 06/25/36(l)	3,147,333
8,203,000	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, 0.58%, 07/25/36(l)	6,833,345
12,189,967	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 0.59%, 10/25/36(l)	6,894,924
3,507,535	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.63%, 02/25/37(l)	3,307,909
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.85%, 02/25/37(l)	3,143,083
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.57%, 12/25/36(l)	4,599,112
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.65%, 12/25/36(l)	6,796,680
Principal Amount		Value
UNITED STATES (continued)
$4,150,980	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28	$3,975,193
2,953,313	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(l)	2,630,813
2,253,679	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.59%, 09/25/46(l)	2,020,782
2,671,841	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, STEP, 6.29%, 06/25/21	2,770,378
2,226,840	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(l)	2,503,274
18,243,673	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, 0.81%, 05/25/37(l)	14,713,620
4,164,197	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35	4,096,255
5,293,470	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	4,861,022
3,253,984	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.73%, 12/15/33(i)(l)	2,743,434
2,971,369	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, 0.67%, 02/15/30(i)(l)	2,426,895
2,703,636	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, 0.62%, 05/15/35(i)(l)	2,247,776
3,099,846	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.59%, 11/25/36(l)	1,641,681
5,957,652	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.59%, 03/25/37(l)	3,775,745
8,546,631	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.60%, 02/25/37(l)	4,692,636
5,205,892	GFT Mortgage Loan Trust, Series 2015-GFT1, Class A, STEP, 3.72%, 01/25/55(i)	5,143,421
4,912,146	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, 0.67%, 02/25/36(l)	4,758,494
4,212,194	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, 0.65%, 11/25/36(l)	3,891,858

31

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$3,862,671	Greenpoint Manufactured Housing, Series 1999-1, Class A5, 6.77%, 08/15/29(l)	$3,763,250
3,525,325	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(l)	3,703,559
9,266,038	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(l)	9,123,438
759,488	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(l)	530,037
7,245,539	GSAMP Trust, Series 2006-FM2, Class A2B, 0.55%, 09/25/36(l)	2,971,017
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, 6.07%, 03/17/27(i)(l)	820,626
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class D, 4.33%, 11/15/26(i)(l)	869,528
500,000	Highbridge Loan Management Ltd., Series 2016-8A, Class D, 5.33%, 04/20/27(i)(l)	465,000
4,000,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 4.19%, 08/17/32(i)(l)	3,860,120
1,258,377	Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, STEP, 6.24%, 02/25/36(i)	1,306,525
10,952,108	Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.66%, 02/25/36(l)	8,695,009
22,869,074	Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A3, 0.63%, 02/25/36(l)	12,445,757
1,450,346	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 0.55%, 11/25/36(l)	594,092
20,005,658	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 0.60%, 11/25/36(l)	8,274,272
3,932,167	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, 0.66%, 11/25/36(l)	1,644,928
8,867,108	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 0.63%, 03/25/46(l)	3,424,892
27,612,859	Long Beach Mortgage Loan Trust, Series 2006-5, Class 2A4, 0.68%, 06/25/36(l)	13,917,839
21,494,546	Long Beach Mortgage Loan Trust, Series 2006-6, Class 1A, 0.58%, 07/25/36(l)	12,744,492
5,627,974	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.56%, 08/25/36(l)	2,587,921
Principal Amount		Value
UNITED STATES (continued)
$7,482,545	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 0.60%, 10/25/36(l)	$2,980,350
4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 3.69%, 03/25/32(l)	3,733,040
5,132,936	Mastr Second Lien Trust, Series 2006-1, Class A, 0.75%, 03/25/36(l)	1,380,215
1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, 8.37%, 04/20/28(i)(l)	940,000
1,847,533	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.68%, 06/25/36(l)	1,190,356
12,585,023	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.59%, 09/25/36(l)	5,535,277
4,150,730	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.67%, 11/25/36(l)	2,468,983
9,799,882	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.57%, 05/25/37(l)	6,675,205
6,222,213	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,882,117
3,718,605	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	3,716,870
1,124,845	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(l)	876,630
2,030,352	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(l)	2,167,985
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(i)	1,933,883
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(i)	3,867,156
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(i)	14,526,395
20,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(b)(i)	19,770,606
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(b)(i)	9,573,315
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(i)	3,823,040

32

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$10,000,000	Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, 4.38%, 10/25/54(i)	$10,000,000
2,500,000	Progress Residential Trust, Series 2014-SFR1, Class F, 5.14%, 10/17/31(i)(l)	2,374,675
6,000,000	Progress Residential Trust, Series 2015-SFR1, Class E, 4.44%, 02/17/32(i)(l)	5,839,997
4,026,089	Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIA, 0.93%, 07/25/32(l)	3,455,031
18,480,000	Santander Drive Auto Receivables Trust, Series 2012-AA, 0.00%, 12/16/19(b)(i)	7,854,000
20,980,000	Santander Drive Auto Receivables Trust, Series 2014-S5, 0.00%, 12/16/19(b)(i)	11,119,400
20,980,000	Santander Drive Auto Receivables Trust, Series 2014-S6, 0.00%, 12/16/19(b)(i)	13,217,400
2,000,000	Silver Bay Realty Trust, Series 2014-1, Class E, 3.69%, 09/17/31(i)(l)	1,990,720
4,260,910	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.65%, 06/25/37(l)	2,569,888
5,870,696	US Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 01/27/35(i)	5,820,943
		407,363,961
Total Asset-Backed Securities (Cost $641,861,585)		588,149,272
NON-AGENCY MORTGAGE-BACKED SECURITIES — 8.5%
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.6%
2,209,933	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.99%, 07/25/35(l)	1,985,548
3,081,055	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.93%, 03/25/37(l)	2,379,712
6,962,389	Ajax Mortgage Loan Trust, Series 2016-A, Class A, STEP, 4.25%, 08/25/64(i)	6,883,191
3,396,196	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.31%, 09/25/46(l)	2,263,095
3,387,515	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,581,432
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$75,005	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.63%, 08/25/37(l)	$74,423
2,390,791	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/25/35	2,049,652
33	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	32
712,190	Banc of America Funding Corp., Series 2005-F, Class 6A1, 2.85%, 09/20/35(l)	678,474
1,463,238	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.94%, 02/20/36(l)	1,164,030
1,363,653	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.90%, 06/20/36(l)	1,111,738
3,788,437	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	3,192,552
1,634,548	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.89%, 10/25/35(l)	1,427,884
5,702,038	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.84%, 03/27/47(i)(l)	5,467,457
6,250,000	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 0.66%, 06/26/47(i)(l)	5,518,467
3,758,084	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.66%, 02/25/36(l)	3,127,999
1,218,250	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 2.77%, 08/25/35(l)	1,066,270
1,184,985	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.00%, 05/25/47(l)	1,057,981
6,871,370	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 7.02%, 05/25/37(l)	5,950,794
3,435,851	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 2.98%, 11/25/35(l)	2,509,591
3,511,538	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.87%, 04/25/36(l)	2,755,088
7,745,978	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 0.75%, 11/25/36(l)	5,794,915
3,540,201	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, 0.74%, 11/25/36(l)	7,193,381
3,376,990	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(i)	3,037,981

33

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$660,848	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.92%, 05/25/35(l)	$642,832
660,213	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 4.87%, 06/25/36(l)	623,583
6,587,261	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(i)	5,442,675
929,954	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	842,184
2,439,976	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.73%, 08/25/35(l)	2,066,014
4,278,501	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.74%, 08/25/35(l)	3,404,832
7,192,353	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.78%, 09/25/35(l)	5,930,201
2,836,555	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.69%, 12/25/35(l)	2,374,092
208,155	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.38%, 12/25/35(l)	178,666
7,010,022	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.88%, 04/25/35(l)	5,436,478
3,295,592	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.88%, 05/25/35(l)	2,625,717
1,786,618	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	1,576,910
5,597,143	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.78%, 05/25/36(l)	3,198,326
3,276,882	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	2,508,912
6,582,803	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	5,354,407
3,109,516	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,099,205
2,439,602	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.78%, 06/25/36(l)	1,434,983
2,439,602	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.71%, 06/25/36(l)	699,104
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,514,888	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	$2,105,339
2,510,738	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.83%, 03/25/36(l)	1,544,262
7,052,461	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	5,685,608
2,703,149	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	2,294,494
1,958,089	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,640,117
2,453,895	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,075,046
5,611,027	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	4,744,757
396,937	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	355,878
1,126,146	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.83%, 05/25/36(l)	829,121
6,387,213	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	4,634,062
4,829,106	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.16%, 11/20/36(l)	3,618,723
10,524,995	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, 2.11%, 11/25/46(l)	8,749,301
6,057,521	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.62%, 11/25/46(l)	4,747,359
7,414,881	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 1.23%, 11/25/46(l)	5,957,554
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.71%, 10/25/46(l)	2,061,951
6,074,392	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 0.55%, 12/25/46(l)	5,213,852
8,466,088	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.63%, 03/20/47(l)	6,081,764
3,562,640	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.59%, 02/25/47(l)	2,929,574

34

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,798,691	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.64%, 05/25/36(l)	$1,443,251
10,048,792	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.64%, 07/25/46(l)	7,585,812
15,786,325	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.63%, 07/25/46(l)	12,801,731
9,931,196	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, 0.66%, 03/25/36(l)	9,347,639
8,044,544	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.61%, 11/25/36(l)	8,018,268
6,938,431	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, 0.61%, 04/25/46(l)	6,265,123
3,635,961	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,926,396
3,662,300	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	3,008,443
1,879,285	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,461,108
6,798,547	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	5,148,673
7,083,795	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	5,667,921
1,824,926	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,391,590
6,039,788	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.84%, 03/25/47(l)	5,653,633
3,527,230	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 5.25%, 11/25/36	3,337,991
6,400,612	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 1.19%, 03/25/47(l)	4,797,687
5,055,868	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.56%, 03/25/47(l)	3,397,674
2,902,282	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,315,007
4,110,120	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.59%, 01/25/36(l)	3,723,732
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,105,521	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	$1,045,030
3,330,621	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.61%, 03/20/36(l)	3,238,931
16,701,640	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.34%, 04/25/46(l)	9,304,961
5,254,396	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.63%, 04/25/46(l)	4,575,112
1,887,812	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.85%, 07/25/36(i)(l)	1,698,703
4,222,371	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	3,707,625
422,024	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	383,365
4,081,687	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	3,781,936
805,539	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.62%, 01/27/36(i)(l)	789,693
2,529,570	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.76%, 08/25/46(i)(l)	2,476,697
4,733,852	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 12.79%, 04/27/37(i)(l)	3,629,147
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, 0.59%, 05/25/28(i)(l)	2,623,642
1,957,629	Credit Suisse Mortgage Trust, Series 2015-5R, Class 3A1, 4.75%, 01/29/37(i)	1,979,398
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.62%, 10/27/36(i)(l)	4,883,206
7,034,807	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.62%, 01/27/37(i)(l)	6,335,371
2,468,440	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, 0.57%, 08/25/37(l)	2,148,871

35

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,335,094	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 1.12%, 04/25/47(l)	$2,792,795
3,628,660	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.56%, 08/25/47(l)	2,962,800
2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.43%, 07/25/24(l)	1,893,434
3,223,880	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.44%, 09/25/28(l)	3,438,784
1,236,664	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.25%, 11/19/35(l)	1,131,453
6,810,333	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.78%, 01/25/35(i)(l)	5,623,393
2,451,942	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.78%, 01/25/36(i)(l)	2,000,968
1,182,973	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.95%, 01/25/35(l)	1,185,538
1,793,041	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.99%, 05/25/35(l)	1,709,901
451,099	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	417,343
1,102,196	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	1,074,696
1,748,558	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.05%, 01/25/36(l)	1,569,541
1,862,848	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	1,662,521
2,119,303	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.34%, 04/25/37(l)	1,591,009
671,070	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.35%, 04/25/47(l)	500,495
6,297,131	Impac CMB Trust, Series 2005-7, Class A1, 0.95%, 11/25/35(l)	4,950,079
61,428,188	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 8.23%, 07/25/47(f)	4,938,034
4,370,723	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 3.09%, 06/25/36(l)	3,332,980
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,439,352	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.20%, 01/25/37(l)	$5,253,472
12,244,942	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 0.65%, 11/25/36(l)	10,207,213
230,617	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.50%, 03/25/37(l)	282,622
4,901,881	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.59%, 03/25/37(l)	4,596,765
5,376,069	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.24%, 10/25/37(l)	4,196,470
572,932	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	555,143
5,039,243	JPMorgan Resecuritization Trust, Series 2015-3, Class 2A1, 4.30%, 05/25/25(i)(l)	4,931,806
5,693,006	Lehman XS Trust, Series 2007-20N, Class A1, 1.58%, 12/25/37(l)	4,064,885
3,959,716	LSTAR Securities Investment Trust, Series 2014-1, 3.53%, 09/01/21(i)(l)	3,922,594
4,123,173	LSTAR Securities Investment Trust, Series 2015-2, Class A, 2.44%, 01/01/20(i)(l)	4,068,185
19,869,814	LSTAR Securities Investment Trust, Series 2016-2, Class A, 2.43%, 03/01/21(i)(l)	19,186,293
7,173,993	Mastr Resecuritization Trust, Series 2008-3, Class A1, 0.87%, 08/25/37(i)(l)	4,932,551
3,617,938	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.91%, 05/25/36(l)	2,899,881
1,286,702	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	1,068,287
11,738,428	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.77%, 05/26/37(i)(l)	8,623,075
11,761,633	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(l)	5,167,363
6,492,341	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(i)	5,877,439
2,852,522	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(i)	2,620,030

36

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,695,671	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	$1,427,294
2,120,447	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.32%, 11/25/35(l)	1,955,210
292,013	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	271,824
7,064,772	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.75%, 08/25/36(l)	6,043,827
3,704,253	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.61%, 05/25/35(l)	3,064,387
3,930,349	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.78%, 10/25/36(l)	2,867,939
6,297,601	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 5.98%, 10/25/36(l)	4,176,894
3,848,522	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 0.61%, 09/25/47(l)	3,058,375
5,245,293	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.65%, 05/25/46(l)	2,796,768
5,981,124	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.78%, 06/25/35(i)(l)	4,769,146
714,394	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 2.87%, 02/25/37(l)	621,242
2,911,052	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.01%, 04/25/37(l)	2,454,847
1,081,177	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.11%, 04/25/37(l)	844,218
4,234,615	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 06/25/47(l)	3,709,745
191,891	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.57%, 12/25/35(l)	178,582
3,589,815	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.17%, 10/25/46(l)	3,328,007
8,445,145	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 1.92%, 01/25/47(l)	7,184,261
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,859,576	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.35%, 02/25/46(l)	$5,288,928
2,308,072	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.24%, 07/25/37(l)	1,855,168
5,026,372	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 1.15%, 05/25/47(l)	4,153,492
2,160,864	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,852,483
5,463,247	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	2,511,028
2,493,370	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.34%, 08/25/46(l)	1,583,024
449,098	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.80%, 07/25/36(l)	440,640
1,020,443	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.77%, 04/25/36(l)	991,293
		524,531,397
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
10,594,482	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 0.89%, 09/25/37(i)(l)	8,895,154
3,000,000	Carefree Portfolio Trust, Series 2014-CARE, Class E, 4.43%, 11/15/19(i)(l)	2,968,172
1,500,000	Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.41%, 11/15/19(i)(l)	1,494,705
7,000,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.68%, 12/15/27(i)(l)	6,961,422
1,500,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 01/10/48(i)(l)	989,700
3,000,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.23%, 09/15/48(i)	2,193,305
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class D, 4.43%, 01/10/23(i)(l)	913,123

37

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.59%, 08/15/27(i)(l)	$2,000,840
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 2.88%, 08/15/27(i)(l)	4,443,051
2,000,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48(l)	1,499,714
15,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.49%, 12/15/34(i)(l)	13,807,656
10,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.49%, 12/15/34(i)(l)	9,168,454
3,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.33%, 07/15/31(i)(l)	2,884,302
1,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.38%, 07/31/31(i)(l)	990,970
1,030,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.28%, 02/12/51(l)	1,018,877
3,750,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 7.78%, 04/25/46(i)(l)	3,579,195
1,003,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 02/15/51(l)	990,429
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.15%, 09/15/57(i)	1,300,765
		66,099,834
Total Non-Agency Mortgage-Backed Securities (Cost $570,084,332)		590,631,231
U.S. GOVERNMENT AGENCIES — 51.7%
Federal Home Loan Bank — 51.7%
24,020,000	0.20%, 05/02/16(o)	24,019,600
50,000,000	0.22%, 05/03/16(o)	49,999,650
7,000,000	0.36%, 05/03/16(o)	6,999,951
5,000,000	0.25%, 05/03/16(o)	4,999,965
500,000	0.26%, 05/03/16(o)	499,997
96,400,000	0.28%, 05/04/16(o)	96,398,650
92,990,000	0.25%, 05/04/16(o)	92,988,698
15,000,000	0.35%, 05/04/16(o)	14,999,790
7,500,000	0.26%, 05/04/16(o)	7,499,895
1,100,000	0.32%, 05/04/16(o)	1,099,985
42,500,000	0.29%, 05/05/16(o)	42,499,108
Principal Amount		Value
Federal Home Loan Bank (continued)
$15,000,000	0.34%, 05/05/16(o)	$14,999,685
12,700,000	0.22%, 05/05/16(o)	12,699,730
71,000,000	0.32%, 05/06/16(o)	70,998,012
35,500,000	0.35%, 05/06/16(o)	35,499,006
35,000,000	0.31%, 05/06/16(o)	34,999,020
6,000,000	0.34%, 05/06/16(o)	5,999,832
4,000,000	0.25%, 05/06/16(o)	3,999,888
83,800,000	0.32%, 05/09/16(o)	83,795,894
71,000,000	0.29%, 05/09/16(o)	70,996,521
42,400,000	0.34%, 05/09/16(o)	42,397,922
34,050,000	0.23%, 05/09/16(o)	34,048,332
29,700,000	0.29%, 05/09/16(o)	29,698,545
95,700,000	0.25%, 05/10/16(o)	95,694,641
63,500,000	0.34%, 05/10/16(o)	63,496,444
55,000,000	0.30%, 05/10/16(o)	54,996,920
30,000,000	0.30%, 05/10/16(o)	29,998,320
78,900,000	0.25%, 05/11/16(o)	78,895,029
45,000,000	0.32%, 05/11/16(o)	44,997,165
1,000,000	0.26%, 05/11/16(o)	999,937
45,000,000	0.33%, 05/12/16(o)	44,996,895
40,000,000	0.34%, 05/12/16(o)	39,997,240
25,000,000	0.30%, 05/16/16(o)	24,997,575
9,670,000	0.23%, 05/16/16(o)	9,669,062
19,800,000	0.33%, 05/17/16(o)	19,797,941
270,400,000	0.31%, 05/18/16(o)	270,369,986
4,700,000	0.27%, 05/18/16(o)	4,699,478
59,300,000	0.27%, 05/19/16(o)	59,293,003
100,000,000	0.20%, 05/20/16(o)	99,987,500
74,000,000	0.26%, 05/20/16(o)	73,990,750
33,900,000	0.25%, 05/20/16(o)	33,895,763
23,250,000	0.33%, 05/20/16(o)	23,247,094
171,000,000	0.26%, 05/23/16(o)	170,975,034
44,000,000	0.27%, 05/23/16(o)	43,993,576
28,100,000	0.27%, 05/23/16(o)	28,095,897
72,500,000	0.27%, 05/24/16(o)	72,488,908
16,000,000	0.24%, 05/24/16(o)	15,997,552
11,000,000	0.28%, 05/24/16(o)	10,998,317
74,000,000	0.28%, 05/25/16(o)	73,988,160
60,000,000	0.20%, 05/25/16(o)	59,990,400
91,000,000	0.28%, 05/26/16(o)	90,984,803
18,500,000	0.25%, 06/02/16(o)	18,495,468
80,000,000	0.30%, 06/03/16(o)	79,979,760
1,800,000	0.27%, 06/03/16(o)	1,799,545
50,000,000	0.25%, 06/06/16(o)	49,986,150
32,300,000	0.29%, 06/06/16(o)	32,291,053
140,000,000	0.30%, 06/08/16(o)	139,958,980
100,000,000	0.29%, 06/08/16(o)	99,970,700
20,000,000	0.30%, 06/10/16(o)	19,993,820
57,825,000	0.29%, 06/13/16(o)	57,805,744

38

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Federal Home Loan Bank (continued)
$29,875,000	0.30%, 06/14/16(o)	$29,865,828
160,000,000	0.30%, 06/15/16(o)	159,944,320
116,000,000	0.29%, 06/17/16(o)	115,957,776
74,000,000	0.30%, 06/20/16(o)	73,971,288
100,000,000	0.29%, 06/22/16(o)	99,959,600
64,400,000	0.28%, 06/22/16(o)	64,373,982
7,100,000	0.28%, 06/24/16(o)	7,097,018
930,000	0.29%, 07/07/16(o)	929,454
112,000,000	0.32%, 07/15/16(o)	111,926,304
Total U.S. Government Agencies (Cost $3,587,950,384)		3,587,977,856

Shares
CASH SWEEP — 2.9%
UNITED STATES — 2.9%
202,616,799	Citibank - US Dollars on Deposit in Custody Account, 0.02%(p)	202,616,799
Total Cash Sweep (Cost $202,616,799)		202,616,799
TOTAL INVESTMENTS — 99.7% (Cost $6,926,035,762)(a)		6,914,310,736
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		22,169,071
NET ASSETS — 100.0%		$6,936,479,807

Shares
SECURITIES SOLD SHORT — (0.6)%
(49,000)	Continental Resources, Inc.	(1,825,740)
(50,000)	CurrencyShares Japanese Yen Trust	(4,546,500)
(60,000)	Freeport-McMoRan Copper & Gold, Inc.	(840,000)
(63,000)	Murphy Oil Corp.	(2,251,620)
(15,000)	Schlumberger Ltd.	(1,205,100)
(230,000)	Southwestern Energy Co.	(3,088,900)
(602,000)	Utilities Select Sector SPDR Fund	(29,148,840)
Total Securities Sold Short (Proceeds received $(38,639,227))		$(42,906,700)

Contracts		Value
CALL OPTIONS WRITTEN — 0.0%
(500)	Citigroup, Inc., Strike $52.50, Expires 06/17/16	$(8,500)
(500)	Gilead Sciences, Inc., Strike $110.00, Expires 05/20/16	(1,500)
(150)	London Metal Exchange Nickel Futures, Strike $11,500.00, Expires 12/07/16	(293,940)
Total Call Options Written (Premiums received $(734,101))		(303,940)
PUT OPTIONS WRITTEN — (0.1)%
(1,200)	Singapore Exchange Iron Ore Futures, Strike $38.00, Expires 05/31/16.	0
(1,200)	Singapore Exchange Iron Ore Futures, Strike $38.00, Expires 06/30/16.	(1,200)
(100)	London Metal Exchange Copper Futures, Strike $4,000.00, Expires 06/01/16	(3,000)
(1,575)	S&P 500 Index, Strike $2,000, Expires 06/30/16	(5,040,000)
Total Put Options Written (Premiums received $(4,178,988))		(5,044,200)

Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — 0.0%
41,470	Apple, Inc., One purchased call strike 120.57, One written call strike 156.74, One written put strike 120.57 with a barrier level strike of 102.48, Expires 01/20/17, Broker Bank of America N.A.	(1,040,175)
1,166,559	ConocoPhillips, One purchased call strike 46.29, One written call strike 48.6045, One purchased put strike 46.29 with a barrier level strike of 34.7175 (216,029 contracts), One written put strike 46.29 with a barrier level strike of 34.7175 (216,029 contracts), Expires 11/18/16, Broker JPMorgan Chase Bank N.A.(q)	1,028,211
174,624	ConocoPhillips, One purchased call strike 58.4113, One written call strike 64.7106, One written put strike 57.266 with a barrier level strike of 37.2229, Expires 08/18/16, Broker JPMorgan Chase Bank N.A.	(1,743,740)

39

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
11,809	DAXK Index, One purchased call strike 4,488.00, One written call strike 4,667.52, One written put strike 3,814.80 (4,456 contracts), Expires 03/16/17, Broker UBS AG(q)	$973,811
3,007	DAXK Index, One purchased call strike 4,988.05, One written put strike 4,988.05 with a barrier level strike of 4,401.95, Expires 06/16/16, Broker JPMorgan Chase Bank N.A.	80,880
6,398	DAXK Index, One purchased call strike 5,079.97, One written call strike 5,333.9685, One purchased put strike 4,978.3706 (1,969 contracts), One purchased put strike 4,978.3706 with a barrier level strike of 4,622.7727 (1,969 contracts), One written put strike 5,079.97 with a barrier level strike of 4,622.7727 (3,937 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	77,844
3,904	DAXK Index, One purchased call strike 5,122.64, One written put strike 5,122.64 with a barrier level strike of 4,564.27, Expires 11/17/16, Broker JPMorgan Chase Bank N.A.	(468,540)
1,864	DAXK Index, One purchased call strike 5,417.135, One purchased put strike 5,256.23, One written put strike 5,363.50 with a barrier level strike of 4,398.07 (3,729 contracts), Expires 09/15/16, Broker JPMorgan Chase Bank N.A.(q)	(1,002,220)
4,762	DAXK Index, One purchased call strike 5,670.00, One written call strike 5,953.50, One purchased put strike 5,556.60 (1,764 contracts), One purchased put strike 5,556.60 with a barrier level strike of 5,159.70 (1,764 contracts), One written put strike 5,670.00 with a barrier level strike of 5,159.70 (3,527 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	(1,045,661)
Contracts/ Notional Amount ($)		Value
5,313	DAXK Index, One purchased call strike 5,702.50, One written call strike 5,987.625, One purchased put strike 5,588.45 (1,754 contracts), One purchased put strike 5,588.45 with a barrier level strike of 5,189.275 (1,754 contracts), One written put strike 5,702.50 with a barrier level strike of 5,189.275 (3,507 contracts), Expires 07/14/16, Broker Goldman Sachs International(q)	$(1,115,232)
5,891	DAXK Index, One purchased call strike 5,813.84, One written call strike 6,104.532, One purchased put strike 5,697.5632 (1,720 contracts), One purchased put strike 5,697.5632 with a barrier level strike of 5,290.59 (1,720 contracts), One written put strike 5,813.84 with a barrier level strike of 5,290.59 (3,440 contracts), Expires 06/16/16, Broker JPMorgan Chase Bank N.A.(q)	(1,474,729)
7,106	DAXK Index, One purchased call strike 5,889.604, One written call strike 6,184.0842, One purchased put strike 5,771.812 (2,547 contracts), One purchased put strike 5,771.812 with a barrier level strike of 5,359.54 (2,547 contracts), One written put strike 5,889.604 with a barrier level strike of 5,359.54 (5,094 contracts), Expires 07/29/16, Broker Citibank N.A.(q)	(2,202,864)
5,160	DAXK Index, One purchased call strike 6,163.15, One written call strike 6,471.31, One purchased put strike 6,039.89 with a barrier level strike of 5,608.47 (1,623 contracts), One written put strike 6,163.15 with a barrier level strike of 5,608.47 (3,245 contracts), Expires 05/19/16, Broker Credit Suisse International(q)	(2,224,370)

40

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
1,186,441	Energy Select Sector SPDR Fund, One purchased call strike 59.00, One written call strike 61.36, One written put strike 53.10 (338,983 contracts), Expires 12/30/16, Broker Credit Suisse International(q)	$1,493,109
1,064,506	Energy Select Sector SPDR Fund, One purchased call strike 62.94, One written call strike 65.4576, One written put strike 56.646 ( 317,763 contracts), Expires 01/20/17, Broker Goldman Sachs International(q)	962,737
28,360,127	EUR/USD foreign exchange rate, One purchased put strike 1.08, One written put strike 1.02, One written call strike 1.09 with a barrier level strike of 1.15 ($10,000,000 notional amount), Expires 03/01/17, Broker Goldman Sachs International(r)	(499,425)
57,600,000	EUR/USD foreign exchange rate, One purchased put strike 1.085, One written put strike 1.03, One written call strike 1.085 with a barrier level strike of 1.13 ($20,000,000 notional amount), Expires 07/29/16, Broker JPMorgan Chase Bank N.A.(r)	(653,310)
58,000,000	EUR/USD foreign exchange rate, One purchased put strike 1.11, One written put strike 1.04, One written call strike 1.1196 with a barrier level strike of 1.17 ($25,000,000 notional amount), Expires 02/06/17, Broker Bank of America N.A.(r)	(596,824)
10,000,000	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, Broker Citibank N.A.	1,953,220
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, One written put strike 2,725.10 with a barrier level strike of 2,125.58, Expires 12/16/16, Broker Goldman Sachs International	2,022,474
Contracts/ Notional Amount ($)		Value
7,875,000	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, One written put strike 2,797.2047 with a barrier level strike of 2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank N.A.(r)	$947,306
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International	1,951,929
20,727	Euro STOXX 50 Index, One purchased call strike 2,894.72, One written call strike 3,010.51, One written put strike 2,405.51 (10,364 contracts), One purchased put strike 2,894.72 with a barrier level strike of 2,605.25 (10,364 contracts), Expires 02/16/17, Broker Credit Suisse International(q)	821,749
20,638	Euro STOXX 50 Index, One purchased call strike 2,907.21, One written call strike 3,023.50, One written put strike 2,442.06 (10,319 contracts), One purchased put strike 2,907.21 with a barrier level strike of 2,616.49 (10,319 contracts), Expires 02/16/17, Broker Credit Suisse International(q)	773,389
10,194	Euro STOXX 50 Index, One purchased call strike 2,943.00, One written call strike 3,060.72, One purchased put strike 2,943.00 with a barrier level strike of 2,678.13 (5,097 contracts), One written put strike 2,462.9967 (5,097 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	331,830
10,073	Euro STOXX 50 Index, One purchased call strike 2,978.40, One written call strike 3,097.54, One written put strike 2,431.86 (5,036 contracts), Expires 01/19/17, Broker Citibank N.A.(q)	236,850

41

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
11,500	Euro STOXX 50 Index, One purchased call strike 3,004.34, One written call strike 3,154.557, One purchased put strike 2,944.2532 (3,329 contracts), One purchased put strike 2,944.2532 with a barrier level strike of 2,613.776 (3,329 contracts), One written put strike 3,004.34 with a barrier level strike of 2,613.776 (6,657 contracts), Expires 12/15/16, Broker JPMorgan Chase Bank N.A.(q)	$422,955
13,263	Euro STOXX 50 Index, One purchased call strike 3,016.00, One written call strike 3,136.64, One written put strike 2,563.30 (6,631 contracts), One purchased put strike 3,016.00 with a barrier level strike of 2,714.40 (6,631 contracts), Expires 01/19/17, Broker UBS AG(q)	292,206
3,291	Euro STOXX 50 Index, One purchased call strike 3,038.00, One written put strike 3,038.00 with a barrier level strike of 2,645.4904, Expires 07/14/16, Broker BNP Paribas SA	(3,756)
16,575	Euro STOXX 50 Index, One purchased call strike 3,046.6852, One written put strike 3,016.52 with a barrier level strike of 2,775.1984, Expires 05/02/16, Broker BNP Paribas SA	1,555,418
14,621	Euro STOXX 50 Index, One purchased call strike 3,077.68, One written call strike 3,200.7872, One purchased put strike 3,016.1264 (4,874 contracts), One written put strike 3,077.68 with a barrier level strike of 2,152.5294 (9,748 contracts), Expires 12/16/16, Broker BNP Paribas SA(q)	377,276
Contracts/ Notional Amount ($)		Value
9,735	Euro STOXX 50 Index, One purchased call strike 3,081.75, One written call strike 3,205.02, One purchased put strike 3,050.9325 (3,245 contracts), One written put strike 3,081.75 with a barrier level strike of 2,223.1745 (6,490 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	$184,674
27,951	Euro STOXX 50 Index, One purchased call strike 3,087.54, One written call strike 3,241.92, One written put strike 3,087.54 with a barrier level strike of 2,778.79 (6,478 contracts), Expires 12/15/16, Broker Credit Suisse International(q)	187,327
14,376	Euro STOXX 50 Index, One purchased call strike 3,130.25, One written call strike 3,255.46, One purchased put strike 3,067.645 (4,792 contracts), One written put strike 3,130.25 with a barrier level strike of 2,213.3998 (9,584 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	179,823
4,750	Euro STOXX 50 Index, One purchased call strike 3,158.20, One written put strike 3,158.20 with a barrier level strike of 2,662.36, Expires 10/20/16, Broker Credit Suisse International	(436,494)
24,624	Euro STOXX 50 Index, One purchased call strike 3,163.15, One written call strike 3,289.676, One purchased put strike 3,099.887 (4,742 contracts), One written put strike 3,163.15 with a barrier level strike of 2,246.47 (9,484 contracts), Expires 01/19/17, Broker BNP Paribas SA(q)	5,533,952
14,226	Euro STOXX 50 Index, One purchased call strike 3,163.15, One written call strike 3,289.676, One purchased put strike 3,099.887 (4,742 contracts), One written put strike 3,163.15 with a barrier level strike of 2,246.47 (9,484 contracts), Expires 01/19/17, Broker BNP Paribas SA(q)	24,057

42

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
18,695	Euro STOXX 50 Index, One purchased call strike 3,209.44, One written call strike 3,337.8176, One purchased put strike 3,145.2512 (6,232 contracts), One written put strike 3,209.44 with a barrier level strike of 2,281.9118 (12,463 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	$(277,849)
9,439	Euro STOXX 50 Index, One purchased call strike 3,231.34, One written call strike 3,392.907, One purchased put strike 3,134.3998 (3,095 contracts), One written put strike 3,231.34 with a barrier level strike of 2,423.505 (6,189 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	(57,718)
3,822	Euro STOXX 50 Index, One purchased call strike 3,270.22, One written put strike 3,270.22 with a barrier level strike of 2,812.39, Expires 09/20/16, Broker JPMorgan Chase Bank N.A.	(730,824)
4,603	Euro STOXX 50 Index, One purchased call strike 3,291.33, One written put strike 3,258.74 with a barrier level strike of 2,792.74, Expires 05/19/16, Broker Credit Suisse International	(230,538)
2,981	Euro STOXX 50 Index, One purchased call strike 3,354.40, One purchased put strike 3,220.224, One written put strike 3,354.40 with a barrier level strike of 2,636.56 (5,962 contracts), Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(q)	(648,770)
2,972	Euro STOXX 50 Index, One purchased call strike 3,365.20, One purchased put strike 3,264.24, One written put strike 3,365.20 with a barrier level strike of 2,648.41 (5,943 contracts), Expires 07/14/16, Broker BNP Paribas SA(q)	(373,711)
5,973	Euro STOXX 50 Index, One purchased call strike 3,381.90, One written put strike 3,348.42 with a barrier level strike of 2,996.83, Expires 05/19/16, Broker Credit Suisse International	562,737
Contracts/ Notional Amount ($)		Value
24,018	Euro STOXX 50 Index, One purchased call strike 3,394.61, One written call strike 3,529.05, One written put strike 3,361.00 with a barrier level strike of 2,688.80 (5,951 contracts) Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	$(1,214,841)
5,823	Euro STOXX 50 Index, One purchased call strike 3,434.45, One written call strike 2,284.733 on S&P 500 Index (9,629 contracts), One written put strike 2,077.03 on S&P 500 Index with a barrier level strike of 1,729.13 (9,629 contracts) Expires 11/17/16, Broker JPMorgan Chase Bank N.A.(q)	(542,580)
2,896	Euro STOXX 50 Index, One purchased call strike 3,452.50, One purchased put strike 3,383.45, One written put strike 3,452.50 with a barrier level strike of 2,744.74 (5,793 contracts), Expires 06/30/16, Broker BNP Paribas SA(q)	(1,581,934)
2,872	Euro STOXX 50 Index, One purchased call strike 3,482.44, One purchased put strike 3,343.15, One written put strike 3,482.44 with a barrier level strike of 2,761.58 (5,743 contracts), Expires 09/15/16, Broker Credit Suisse International(q)	(1,521,733)
9,617	Euro STOXX 50 Index, One purchased call strike 3,483.42, One written call strike 3,657.59, One purchased put strike 3,413.75 with a barrier level strike of 3,169.91 (2,871 contracts), One written put strike 3,483.42 with a barrier level strike of 3,169.91 (5,741 contracts), Expires 07/14/16, Broker Credit Suisse International(q)	(1,168,926)
2,876	Euro STOXX 50 Index, One purchased call strike 3,511.265, One written put strike 3,476.50 with a barrier level strike of 3,099.29975, Expires 06/16/16, Broker BNP Paribas SA	0

43

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
2,842	Euro STOXX 50 Index, One purchased call strike 3,519.00, One purchased put strike 3,413.43, One written put strike 3,519.00 with a barrier level strike of 2,801.48 (5,683 contracts), Expires 09/15/16, Broker BNP Paribas SA(q)	$(1,820,582)
20,458	Euro STOXX 50 Index, One purchased call strike 3,773.59, One written call strike 3,962.27, One purchased put strike 3,698.12 with a barrier level strike of 3,433.97 (5,300 contracts), One written put strike 3,773.59 with a barrier level strike of 3,433.97 (10,600 contracts), Expires 05/19/16, Broker Credit Suisse International(q)	(4,514,200)
127,111	Euro STOXX Banks Index, One purchased call strike 118.01, One written put strike 118.01 with a barrier level strike of 96.18, Expires 10/20/16, Broker Bank of America N.A.	627,852
330,472	Euro STOXX Banks Index, One purchased call strike 131.63, One written call strike 138.2115, One purchased put strike 128.9974 (75,971 contracts), One purchased put strike 128.9974 with a barrier level strike of 114.518 (75,971 contracts), One written put strike 131.63 with a barrier level strike of 114.518 (151,941 contracts), Expires 11/17/16, Broker JPMorgan Chase Bank N.A.(q)	(1,532,832)
110,862	Euro STOXX Banks Index, One purchased call strike 135.3032, One written put strike 135.3032 with a barrier level strike of 112.1528, Expires 10/20/16, Broker BNP Paribas SA	(2,896,767)
Contracts/ Notional Amount ($)		Value
410,016	Euro STOXX Banks Index, One purchased call strike 137.19, One written call strike 144.0495, One purchased put strike 134.4462 (109,338 contracts), One purchased put strike 134.4462 with a barrier level strike of 119.355 (109,338 contracts), One written put strike 137.19 with a barrier level strike of 119.355 (218,675 contracts), Expires 01/19/17, Broker Bank of America N.A.(q)	$(3,007,344)
145,391	Euro STOXX Banks Index, One purchased call strike 137.56, One written put strike 137.56 with a barrier level strike of 114.863, Expires 02/16/17, Broker Bank of America N.A.	(4,195,650)
328,530	Euro STOXX Banks Index, One purchased call strike 144.888, One written call strike 152.132, One purchased put strike 141.99 (69,019 contracts), One purchased put strike 141.99 with a barrier level strike of 131.848 (69,019 contracts), One written put strike 144.888 with a barrier level strike of 131.848 (138,038 contracts), Expires 09/29/16, Broker Bank of America N.A.(q)	(2,798,044)
1,681	FTSE 100 Index, One purchased call strike 5,950.01, One purchased put strike 5,831.01, One written put strike 5,950.01 with a barrier level strike of 5,051.56 (3,361 contracts), Expires 12/15/16, Broker Credit Suisse International(q)	501,514
3,267	FTSE 100 Index, One purchased call strike 6,122.48, One written put strike 6,122.48 with a barrier level strike of 4,916.35, Expires 11/17/16, Broker Credit Suisse International	482,417
3,204	FTSE 100 Index, One purchased call strike 6,242.32, One written put strike 6,242.32 with a barrier level strike of 5,137.43, Expires 10/20/16, Broker Credit Suisse International	176,868

44

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
1,758	FTSE 100 Index, One purchased call strike 8,531.00, One purchased put strike 8,360.38, One written put strike 8,531.00 with a barrier level strike of 7,268.41 (3,517 contracts), Expires 02/28/17, Broker UBS AG(q)	$1,096,315
3,436	FTSE MIB Index, One purchased call strike 17,461.47, One written call strike 18,159.93, One written put strike 14,842.25 (1,145 contracts), Expires 02/16/17, Broker Credit Suisse International(q)	407,244
113,148	GameStop Corp., One purchased call strike 44.19, One written put strike 44.19 with a barrier level strike of 28.06, Expires 07/15/16, Broker Bank of America N.A.	(423,785)
700	Hang Seng Index, One purchased call strike 22,400.00, One written call strike 23,600.00, Expires 09/29/16, Broker BNP Paribas SA	1,301,609
398,359	HP, Inc., One purchased call strike 12.175, One written put strike 12.5515 with a barrier level strike of 10.9424, Expires 04/17/17, Broker JPMorgan Chase Bank N.A.	(124,115)
988	IBEX 35 Index, One purchased call strike 10,118.92, One written put strike 10,118.92 with a barrier level strike 8,778.1631, Expires 09/15/16, Broker Goldman Sachs International	(895,643)
3,195	IBEX 35 Index, One purchased call strike 10,202.31, One written call strike 10,610.40, One written put strike 9,284.10 (980 contracts), Expires 12/15/16, Broker Credit Suisse International(q)	(664,479)
Contracts/ Notional Amount ($)		Value
3,149	IBEX 35 Index, One purchased call strike 11,062.23, One written call strike 11,615.34, One purchased call strike 10,840.9854, One purchased put strike 10,840.9854 with a barrier level strike 9,865.30 (904 contracts), One written put strike 11,062.23 with a barrier level strike of 10,066.42 (1,808 contracts), Expires 07/14/16, Broker BNP Paribas SA(q)	$(1,984,931)
3,280	IBEX 35 Index, One purchased call strike 11,585.31, One written call strike 12,164.58, One purchased put strike 11,353.60 with a barrier level strike of 10,542.63 (863 contracts), One written put strike 11,585.31 with a barrier level strike of 10,542.63 (1,726 contracts), Expires 05/20/16, Broker Citibank N.A.(q)	(2,424,279)
3,697	IBEX 35 Index, One purchased call strike 9,467.6932, One written call strike 9,846.4009, One purchased put strike 9,278.3393 (1,056 contracts), One written put strike 9,467.6932 with a barrier level strike 7,067.633 (2,112 contracts), Expires 01/19/17, Broker JPMorgan Chase Bank N.A.(q)	(159,648)
5,571	IBEX 35 Index, One purchased call strike 9,747.40, One written call strike 10,039.82, One purchased put strike 9,454.98 (1,026 contracts), One written put strike 9,747.40 with a barrier level strike of 7,310.55 (2,052 contracts), Expires 10/20/16, Broker Credit Suisse International(q)	(80,307)
4,079	IBEX 35 Index, One purchased call strike 9,863.96, One written call strike 10,258.5184, One purchased put strike 9,568.0412 (1,014 contracts), One written put strike 9,863.96 with a barrier level strike of 7,397.97 (2,028 contracts), Expires 10/31/16, Broker JPMorgan Chase Bank N.A.(q)	(199,581)

45

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
10,558	IBEX 35 Index, One purchased call strike 9,944.62, One written call strike 10,342.4048, One purchased put strike 9,745.7276 (2,011 contracts), One purchased put strike 9,745.7276 with a barrier level strike 9,149.05 (2,011 contracts), One written put strike 9,944.62 with a barrier level level strike 9,149.05 (4,022 contracts), Expires 11/17/16, Broker JPMorgan Chase Bank N.A.(q)	$(1,395,769)
2,468,966	iShares China Large-Cap ETF , One purchased call strike 36.25, One written call strike 37.3375, One written put strike 36.25 with a barrier level strike of 31.90 (275,862 contracts), Expires 10/20/16, Broker BNP Paribas SA(q)	(57,832)
2,308,841	iShares China Large-Cap ETF , One purchased call strike 37.508, One written call strike 38.6332, One written put strike 37.508 with a barrier level strike of 33.007 (266,610 contracts), Expires 11/18/16, Broker Goldman Sachs International(q)	(592,532)
2,114,686	iShares China Large-Cap ETF , One purchased call strike 38.54, One written call strike 39.6962, One written put strike 38.54 with a barrier level strike of 34.686 (259,471 contracts), Expires 12/15/16, Broker BNP Paribas SA(q)	(836,890)
252,067	iShares China Large-Cap ETF , One purchased call strike 39.672, One written put strike 39.672 with a barrier level strike of 30.726, Expires 08/18/16, Broker Goldman Sachs International	(1,642,594)
300,707	iShares China Large-Cap ETF, One purchased call strike 33.255, One purchased put strike 32.5899, One written put strike 33.255 with a barrier level strike of 25.4434 (601,413 contracts), Expires 02/17/17, Broker BNP Paribas SA(q)	232,127
Contracts/ Notional Amount ($)		Value
1,673,390	iShares China Large-Cap ETF, One purchased call strike 33.465, One written call strike 34.8036, One written put strike 30.45315 (597,639 contracts), Expires 11/18/16, Broker BNP Paribas SA(q)	$277,060
1,315	iShares China Large-Cap ETF, One purchased call strike 33.65, One written call strike 35.00, One written put strike 29.95 (445,751 contracts), Expires 01/20/17, Broker Bank of America N.A.(q)	(71,474)
1,273,565	iShares China Large-Cap ETF, One purchased call strike 33.7635, One written call strike 35.114, One written put strike 30.7248 (444,267 contracts), Expires 12/16/16, Broker Goldman Sachs International(q)	(30,720)
2,052,499	iShares China Large-Cap ETF, One purchased call strike 35.81, One written call strike 37.24, One written put strike 35.81 with a barrier level strike of 32.23 (279,252 contracts), Expires 09/16/16, Broker Barclays Bank Plc(q)	(111,840)
303,575	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 79.0579, with a barrier level strike of 90.5872, One purchased put strike 82.352 with a barrier level strike of 61.764, one written put strike 82.352 with a barrier level strike of 73.8697, Expires 04/13/17, Broker Goldman Sachs International	169,182
241,721	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 80.2578 with a barrier level strike of 89.3592, One purchased put strike 82.74 with a barrier level strike of 62.055, One written put strike 82.74 with a barrier level strike of 73.0181, Expires 05/19/17, Broker JPMorgan Chase Bank N.A.	(55,340)

46

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
239,120	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 81.9672 with a barrier level strike of 91.1676, One purchased put strike 83.64 with a barrier level strike of 62.73, One written put strike 83.64 with a barrier level strike of 74.9414, Expires 06/16/17, Broker JPMorgan Chase Bank N.A.	$(238,740)
291,804	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 83.10 with a barrier level strike of 94.24, One purchased put strike 85.67 with a barrier level strike of 64.26, One written put strike 85.67 with a barrier level strike of 77.11, Expires 12/16/16, Broker Bank of America N.A.	677,890
244,763	iShares MSCI EAFE Index Fund, One purchased call strike 61.8966, One purchased call strike 61.8966 with a barrier level strike of 70.4764, One purchased put strike 60.671 with a barrier level strike of 52.0912, One written put strike 61.2838 with a barrier level strike of 51.4784, Expires 12/16/16, Broker Goldman Sachs International	(358,651)
243,273	iShares MSCI EAFE Index Fund, One purchased call strike 62.2756, One written call strike 62.2756 with a barrier level strike of 70.291, One purchased put strike 61.0424 with a barrier level strike of 49.327, One written put strike 61.659 with a barrier level strike of 53.952, Expires 01/20/17, Broker JPMorgan Chase Bank N.A.	(428,550)
547,346	iShares MSCI EAFE Index Fund, One purchased call strike 67.1677, One written call strike 69.8278, One purchased call strike 65.1727 (150,370 contracts), One written put strike 66.5027 with a barrier level strike of 52.9713 (300,740 contracts), Expires 05/19/16, Broker Citibank N.A.(q)	(1,411,697)
Contracts/ Notional Amount ($)		Value
300,404	iShares MSCI Emerging Markets ETF, One purchased call strike 33.2885, One written put strike 33.2885 with a barrier level strike of 27.463, Expires 11/17/16, Broker BNP Paribas SA	$437,970
295,805	iShares MSCI Emerging Markets ETF, One purchased call strike 33.806, One written put strike 33.806 with a barrier level strike of 27.2375, Expires 02/17/17, Broker BNP Paribas SA	199,836
584,812	iShares MSCI Emerging Markets ETF, One purchased call strike 34.199, One written put strike 34.199 with a barrier level strike of 26.9728, Expires 01/20/17, Broker BNP Paribas SA	322,323
1,939,640	iShares MSCI Emerging Markets ETF, One purchased call strike 34.5425, One written call strike 35.5788, One written put strike 34.5425 with a barrier level strike of 30.3974 (289,498 contracts), Expires 11/18/16, Broker BNP Paribas SA(q)	379,483
1,719,346	iShares MSCI Emerging Markets ETF, One purchased call strike 34.897, One written call strike 36.2929, One purchased put strike 34.1991 (429,836 contracts), One written put strike 34.897 with a barrier level strike of 28.807 (859,673 contracts), Expires 01/20/17, Broker JPMorgan Chase Bank N.A.(q)	274,755
1,883,875	iShares MSCI Emerging Markets ETF, One purchased call strike 35.565, One written call strike 36.632, One written put strike 35.565 with a barrier level strike of 31.6529 (281,175 contracts), Expires 12/16/16, Broker Goldman Sachs International(q)	35,043
554,027	iShares MSCI South Korea Index Fund, One purchased call strike 58.2102, One written call strike 61.1207, One written put strike 58.2102 with a barrier level strike of 52.9713 (171,791 contracts), Expires 05/20/16, Broker Citibank N.A.(q)	(831,548)

47

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/ Notional Amount ($)		Value
2,606,052	iShares MSCI Taiwan ETF, One purchased call strike 13.814, One written call strike 14.5047, One written put strike 13.814 with a barrier level strike of 12.4326 (723,903 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	$(152,324)
810,365	Medtronic Plc, One purchased call strike 66.76, One written call strike 69.43, One written put strike 66.76 with a barrier level strike of 60.75 (149,790 contracts), Expires 11/18/16, Broker Credit Suisse International(q)	1,614,597
176,484	MSCI Singapore Free Index, One purchased call strike 321.49, One written call strike 334.3496, One written put strike 302.2006 (84,040 contracts) Expires 08/31/16, Broker JPMorgan Chase Bank N.A.	(6,216)
283,760	MSCI Singapore Free Index, One purchased call strike 324.56, One purchased call strike 337.5424, One written put strike 305.0864, Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(q)	47,993
48,086	MSCI Singapore Free Index, One purchased call strike 311.9392, One written call strike 327.5361, One written put strike 311.9392 with a barrier level strike of 286.984, Expires 10/31/16, Broker BNP Paribas SA	606,377
69,042	MSCI Singapore Free Index, One purchased call strike 333.13256, One written call strike 353.120514, One written put strike 333.13256 with a barrier level strike of 306.481955 (30,018 contracts), Expires 10/31/16, Broker BNP Paribas SA(q)	(349,995)
120,352	MSCI Singapore Free Index, One purchased call strike 340.2515, One written call strike 357.2641, One written put strike 340.2515 with a barrier level strike of 313.0314 (44,085 contracts), Expires 11/30/16, Broker BNP Paribas SA(q)	(730,224)
Contracts/ Notional Amount ($)		Value
36,309	MSCI Singapore Free Index, One purchased call strike 344.263, One written call strike 364.92, One written put strike 344.263 with a barrier level strike of 323.61, Expires 09/15/16, Broker BNP Paribas SA	$(839,679)
84,313	MSCI Singapore Free Index, One purchased call strike 357.04, One written call strike 374.892, One written put strike 357.04 with a barrier level strike of 335.6176 (28,011 contracts), Expires 10/31/16, Broker BNP Paribas SA(q)	(1,030,003)
27,094	MSCI Singapore Free Index, One purchased call strike 369.0812, One written call strike 391.2261, One written put strike 369.0812 with a barrier level strike of 346.9363, Expires 09/30/16, Broker BNP Paribas SA	(1,379,818)
113,400	MSCI Singapore Free Index, One purchased call strike 373.52, One written call strike 399.67, One written put strike 373.52 with a barrier level strike of 339.90 (54,000 contracts), Expires 07/14/16, Broker UBS AG(q)	(1,938,972)
3,695	Nikkei 225 Index, One purchased call strike 16,237.99, One written Call strike 16,887.5096,One written put strike 14,029.6234 (1,848 contracts), One purchased put strike 16,237.99 with a barrier level strike of 14,614.191 (1,848 contracts), Expires 12/15/16, Broker Goldman Sachs International(q)	814,790
22,427	OMX Stockholm 30 Index, One purchased call strike 1,359.9886, One written call strike 1,414.3881, One purchased put strike 1,359.9886 with a barrier level strike of 1,223.99 (11,030 contracts), One written put strike 1,251.1895 (11,030 contracts), Expires 05/19/16, Broker JPMorgan Chase Bank N.A.(q)	559,545

48

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
7,371	OMX Stockholm 30 Index, One purchased call strike 1,363.383, One written put strike 1,234.506, Expires 05/31/16, Broker Goldman Sachs International	$144,344
11,000	OMX Stockholm 30 Index, One purchased call strike 1,377.2461, One written put strike 1,254.5212, One purchased put strike 1,363.61 with a barrier level strike of 1,234.749, Expires 05/31/16, Broker JPMorgan Chase Bank N.A.	303,480
422,470	OMX Stockholm 30 Index, One purchased call strike 1,395.89, One written put strike 1,295.2463 Expires 05/19/16, Broker JPMorgan Chase Bank N.A.	1,588,523
10,315	OMX Stockholm 30 Index, One purchased call strike 1,425.12, One purchased put strike 1,425.12, One written put strike 1,454.20 with a barrier level strike of 1,337.864, Expires 01/19/17, Broker BNP Paribas SA	49,493
6,900	OMX Stockholm 30 Index, One purchased call strike 1,449.20, One written put strike 1,350.37, Expires 06/17/16, Broker Citibank N.A.	(241,700)
10,265	OMX Stockholm 30 Index, One purchased call strike 1,461.253, One written put strike 1,361.1572, Expires 05/19/16, Broker Goldman Sachs International	(293,941)
13,489	OMX Stockholm 30 Index, One purchased call strike 1,482.73, One written put strike 1,376.7148, Expires 05/19/16, Broker JPMorgan Chase Bank N.A.	(498,800)
36,409	OMX Stockholm 30 Index, One purchased call strike 1,557.3075, One written put strike 1,483.15 with a barrier level strike of 1,364.498 (13,485 contracts), Expires 05/19/16, Broker Goldman Sachs International(q)	(1,268,663)
Contracts/
Notional
Amount ($)		Value
816,327	PowerShares DB US Dollar Bullish ETF, One purchased put strike 24.50, One written put strike 81.81 on iShares iBoxx $ High Yield Corporate Bond ETF with a barrier level strike of 70.85 (244,469 contracts), Expires 12/30/16, Broker UBS AG(q)	$320,099
20,814	Russell 2000 Index, One purchased call strike 1,057.00, One written call strike 1,109.85, One purchased put strike 1,035.86 (9,461 contracts), One written put strike 1,057.00 with a barrier level strike of 724.05 (18,921 contracts), Expires 01/19/17, Broker UBS AG(q)	579,985
36,000	Russell 2000 Index, One purchased call strike 1,111.1032, One written call strike 1,155.5473, One purchased put strike 1,111.1032 with a barrier level strike of 888.8826 (13,500 contracts), One written put strike 1,111.1032 with a barrier level strike of 795.5499 (13,500 contracts), Expires 12/30/16, Broker Goldman Sachs International(q)	472,137
17,512	Russell 2000 Index, One purchased call strike 1,142.07, One written call strike 1,210.5942, One purchased put strike 1,119.2286 (8,756 contracts), One written put strike 1,142.07 with a barrier level strike of 788.83, Expires 02/16/17, Broker BNP Paribas SA(q)	306,262
17,400	Russell 2000 Index, One purchased call strike 1,149.4305, One written call strike 1,218.3964, One purchased put strike 1,126.4419 (8,700 contracts), One written put strike 1,149.4305 with a barrier level strike of 837.705, Expires 11/17/16, Broker Goldman Sachs International(q)	294,311

49

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
13,162	Russell 2000 Index, One purchased call strike 1,151.08, One written put strike 1,139.68 with a barrier level strike of 1,065.60, Expires 05/19/16, Broker Citibank N.A.	$(34,320)
26,034	Russell 2000 Index, One purchased call strike 1,152.354, One written call strike 1,198.448, One purchased put strike 1,152.354 with a barrier level strike of 921.883 (8,678 contracts), One written put strike 1,152.354 with a barrier level strike of 830.847 (8,678 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	239,379
25,828	Russell 2000 Index, One purchased call strike 1,161.5407, One written call strike 1,231.2331, One purchased put strike 1,138.3099 (12,914 contracts), One written put strike 1,161.5407 with a barrier level strike of 831.0823, Expires 01/19/17, Broker Goldman Sachs International(q)	230,889
17,191	Russell 2000 Index, One purchased call strike 1,163.41, One written call strike 1,233.2146, One purchased put strike 1,140.1418 (8,595 contracts), One written put strike 1,163.41 with a barrier level strike of 944.69, Expires 01/19/17, Broker BNP Paribas SA(q)	109,911
25,982	Russell 2000 Index, One purchased call strike 1,166.18, One written call strike 1,223.91, One purchased put strike 1,131.54 (12,991 contracts), One written put strike 1,154.63 with a barrier level strike of 789.77, Expires 12/15/16, Broker Credit Suisse International(q)	419,950
Contracts/
Notional
Amount ($)		Value
16,916	Russell 2000 Index, One purchased call strike 1,182.32, One written call strike 1,253.2592, One purchased put strike 1,135.0272 (8,458 contracts), One written put strike 1,182.32 with a barrier level strike of 869.0052, Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(q)	$207,600
16,583	Russell 2000 Index, One purchased call strike 1,206.02, One written call strike 1,278.3812, One purchased put strike 1,157.7792 (8,292 contracts), One written put strike 1,206.02 with a barrier level strike of 851.4501, Expires 10/20/16, Broker JPMorgan Chase Bank N.A.(q)	116,680
16,511	Russell 2000 Index, One purchased call strike 1,211.3449, One written call strike 1,284.0256, One purchased put strike 1,162.8911 (8,255 contracts), One written put strike 1,211.3449 with a barrier level strike of 889.1272, Expires 09/15/16, Broker Goldman Sachs International(q)	37,284
17,599	Russell 2000 Index, One purchased call strike 1,214.8418, One written call strike 1,287.7323, One purchased put strike 1,166.2482 (8,232 contracts), One written put strike 1,214.8418 with a barrier level strike of 886.8345 (16,463 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	31,400
16,332	Russell 2000 Index, One purchased call strike 1,224.6129, One written call strike 1,298.0897, One purchased put strike 1,187.8745 (8,166 contracts), One written put strike 1,224.6129 with a barrier level strike of 892.1305, Expires 05/19/16, Broker Goldman Sachs International(q)	460,887

50

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
16,167	Russell 2000 Index, One purchased call strike 1,237.07, One written call strike 1,311.2942, One purchased put strike 1,199.9579 (8,084 contracts), One written put strike 1,237.07 with a barrier level strike of 917.2874, Expires 06/16/16, Broker Goldman Sachs International(q)	$416,355
22,303	Russell 2000 Index, One purchased call strike 1,242.00, One written call strike 1,304.10, One purchased put strike 1,204.74 (8,052 contracts), One written put strike 1,242.00 with a barrier level strike of 931.50 (16,103 contracts), Expires 08/18/16, Broker Credit Suisse International(q)	51,313
20,091	Russell 2000 Index, One purchased call strike 1,244.35, One written call strike 1,319.01, One purchased put strike 1,207.02 (10,045 contracts), One written put strike 1,244.35 with a barrier level strike of 905.89, Expires 06/16/16, Broker Credit Suisse International(q)	643,155
20,054	Russell 2000 Index, One purchased call strike 1,246.4592, One written call strike 1,308.7822, One purchased put strike 1,209.0655 (8,023 contracts), One written put strike 1,246.4592 with a barrier level strike of 1,034.5612 (16,045 contracts), Expires 10/20/16, Broker Goldman Sachs International(q)	(313,332)
15,948	Russell 2000 Index, One purchased call strike 1,254.09, One written call strike 1,329.3354, One purchased put strike 1,216.4673 (7,974 contracts), One written put strike 1,254.09 with a barrier level strike of 908.5882, Expires 08/18/16, Broker Goldman Sachs International(q)	118,148
Contracts/
Notional
Amount ($)		Value
19,907	Russell 2000 Index, One purchased call strike 1,255.83, One written call strike 1,331.18, One purchased put strike 1,230.71 (9,954 contracts), One written put strike 1,255.83 with a barrier level strike of 939.36, Expires 06/16/16, Broker Credit Suisse International(q)	$741,899
19,784	Russell 2000 Index, One purchased call strike 1,263.65, One written call strike 1,339.469, One purchased put strike 1,225.7405 (9,892 contracts), One written put strike 1,263.65 with a barrier level strike of 928.78, Expires 08/18/16, Broker BNP Paribas SA(q)	46,037
19,772	Russell 2000 Index, One purchased call strike 1,264.44, One written call strike 1,340.3064, One purchased put strike 1,226.5068 (9,886 contracts), One written put strike 1,264.44 with a barrier level strike of 922.5354, Expires 09/15/16, Broker Goldman Sachs International(q)	(153,176)
15,930	S&P 500 Index, One purchased call strike 1,883.20, One written call strike 1,958.528, One purchased put strike 1,845.536 with a barrier level strike of 1,421.816 (5,310 contracts), One written put strike 1,883.20 with a barrier level strike of 1,421.816 (5,310 contracts), Expires 01/19/17, Broker BNP Paribas SA(q)	650,941
15,784	S&P 500 Index, One purchased call strike 1,900.63, One written call strike 1,976.65, One written put strike 1,680.15 (7,892 contracts), One purchased put strike 1,900.63 with a barrier level strike of 1,615.53 (7,892 contracts), Expires 01/19/17, Broker Bank of America N.A.(q)	654,573
5,209	S&P 500 Index, One purchased call strike 1,919.61, One written put strike 1,919.61 with a barrier level strike of 1,587.52, Expires 01/19/17, Broker Bank of America N.A.	761,635

51

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
41,543	S&P 500 Index, One purchased call strike 1,925.71, One written call strike 2,002.7384, One written put strike 1,679.0265 (20,772 contracts), One purchased put strike 1,925.71 with a barrier level strike of 1,733.139 (20,772 contracts), Expires 03/16/17, Broker BNP Paribas SA(q)	$1,463,233
25,215	S&P 500 Index, One purchased call strike 1,982.94, One written call strike 2,062.2576, One purchased put strike 1,963.1106 (10,086 contracts), One written put strike 1,982.94 with a barrier level strike of 1,504.06 (20,172 contracts), Expires 03/16/17, Broker BNP Paribas SA(q)	578,894
9,771	S&P 500 Index, One purchased call strike 2,046.857, One purchased put strike 2,046.857, One written put strike 2,046.857 with a barrier level strike of 1,883.1084, Expires 07/14/16, Broker BNP Paribas SA	485,786
7,321	S&P 500 Index, One purchased call strike 2,069.42, One written put strike 2,048.93 with a barrier level strike of 1,762.08, Expires 05/06/16, Broker Bank of America N.A.	85,128
9,510	S&P 500 Index, One purchased call strike 2,103.066, One written call strike 2,229.25, One purchased put strike 2,039.974 (4,755 contracts), One written put strike 2,103.066 with a barrier level strike of 1,680.35, Expires 06/16/16, Broker BNP Paribas SA(q)	251,379
5,913	S&P 500 Index, One purchased call strike 2,113.89, One purchased put strike 2,050.47, One written put strike 2,113.89 with a barrier level strike of 1,682.66 (11,826 contracts), Expires 07/14/16, Broker Bank of America N.A.(q)	139,952
Contracts/
Notional
Amount ($)		Value
4,692	S&P 500 Index, One purchased call strike 2,131.30, One purchased put strike 2,067.36, One written put strike 2,131.30 with a barrier level strike of 1,705.04 (9,384 contracts), Expires 06/16/16, Broker Bank of America N.A.(q)	$120,817
9,433	S&P 500 Index, One purchased call strike 2,141.40, One written put strike 5,672.08 on DAXK Index (3,023 contracts), Expires 06/16/16, Broker Bank of America N.A.(q)	(2,609,122)
7,042	S&P 500 Index, One purchased call strike 2,151.41, One purchased put strike 2,023.60, One written put strike 2,151.41 with a barrier level strike of 1,541.56 (14,084 contracts), Expires 01/19/17, Broker Bank of America N.A.(q)	(121,210)
51,201	S&P 500 Index, One purchased call strike 1,822.247, One written call strike 1,895.14, One written put strike 1,529.59 (21,951 contracts), Expires 03/16/17, Broker Credit Suisse International(q)	2,203,623
15,990	S&P 500 Index, One purchased call strike 1,876.15, One written call strike 1,951.196, One written put strike 1,651.012 (7,995 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	593,130
10,598	S&P 500 Index, One purchased call strike 1,887.14, One written call strike 1,962.63, One purchased put strike 1,887.14 with a barrier level strike of 1,698.42 (5,299 contracts), One written put strike 1,715.41 (5,299 contracts), Expires 12/30/16, Broker Citibank N.A.(q)	448,080

52

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
21,117	S&P 500 Index, One purchased call strike 1,894.225, One written call strike 1,969.994, One purchased put strike 1,894.225 with a barrier level strike of 1,704.80 (10,558 contracts), One written put strike 1,682.0718 (10,558 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	$828,180
14,711	S&P 500 Index, One purchased call strike 1,903.32, One written call strike 1,979.45, One purchased put strike 1,865.25 (5,254 contracts), One written put strike 1,903.32 with a barrier level strike of 1,414.17 (10,508 contracts), Expires 01/19/17, Broker UBS AG(q)	604,892
14,439	S&P 500 Index, One purchased call strike 1,904.63, One purchased put strike 1,866.54 (5,250 contracts), One written call strike 1,980.82, One written put strike 1,904.63 with a barrier level strike of 1,366.57 (10,501 contracts), Expires 02/16/17, Broker UBS AG(q)	592,002
5,286	S&P 500 Index, One purchased call strike 1,910.67, One purchased put strike 1,853.92, One written put strike 1,891.75 with a barrier level strike of 1,453.81 (10,572 contracts), Expires 01/19/17, Broker Credit Suisse International(q)	836,071
20,891	S&P 500 Index, One purchased call strike 1,914.695, One written call strike 1,991.282, One purchased put strike 1,914.695 with a barrier level strike of 1,723.23 (10,445 contracts), One written put strike 1,751.945 (10,445 contracts), Expires 12/30/16, Broker Citibank N.A.(q)	820,220
29,215	S&P 500 Index, One purchased call strike 1,914.75, One written call strike 1,991.34, One written put strike 1,799.86 (10,445 contracts), Expires 12/30/16, Broker Bank of America N.A.(q)	1,100,202
Contracts/
Notional
Amount ($)		Value
26,034	S&P 500 Index, One purchased call strike 1,920.55, One written call strike 1,997.372, One written put strike 1,630.739 (13,017 contracts), Expires 03/16/17, Broker Goldman Sachs International(q)	$877,577
19,521	S&P 500 Index, One purchased call strike 1,921.05, One purchased put strike 1,901.84 (7,808 contracts), One written call strike 1,997.89, One written put strike 1,921.05 with a barrier level strike of 1,315.92 (15,616 contracts), Expires 03/16/17, Broker UBS AG(q)	814,846
31,217	S&P 500 Index, One purchased call strike 1,922.00, One written call strike 1,998.88, One purchased put strike 1,883.56 (10,406 contracts), One written put strike 1,922.00 with a barrier level strike of 1,441.50 (20,812 contracts), Expires 12/30/16, Broker UBS AG(q)	1,292,838
77,817	S&P 500 Index, One purchased call strike 1,927.60, One written call strike 2,004.70, One purchased put strike 1,908.32 (25,939 contracts), One written put strike 1,927.60 with a barrier level strike of 1,515.09 (51,878 contracts), Expires 12/30/16, Broker UBS AG(q)	2,998,721
20,666	S&P 500 Index, One purchased call strike 1,935.50, One written call strike 2,012.92, One purchased put strike 1,935.50 with a barrier level strike of 1,741.95 (10,333 contracts), One written put strike 1,766.14 (10,333 contracts), Expires 01/19/17, Broker Citibank N.A.(q)	735,260
12,869	S&P 500 Index, One purchased call strike 1,942.62, One purchased put strike 1,903.77, One written call strike 2,020.32, One written put strike 1,942.62 with a barrier level strike of 1,683.28 (25,738 contracts), Expires 02/28/17, Broker UBS AG(q) .	1,037,057

53

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
5,174	S&P 500 Index, One purchased call strike 1,952.23, One purchased put strike 1,894.24, One written put strike 1,932.90 with a barrier level strike of 1,454.51 (10,347 contracts), Expires 01/19/17, Broker UBS AG(q)	$676,415
17,292	S&P 500 Index, One purchased call strike 1,966.27, One written call strike 2,044.92, One purchased put strike 1,907.28 (5,086 contracts), One written put strike 1,966.27 with a barrier level strike of 1,474.70 (10,172 contracts), Expires 10/31/16, Broker Credit Suisse International(q)	763,170
12,595	S&P 500 Index, One purchased call strike 1,984.95, One written call strike 2,064.35, One purchased put strike 1,965.10 (5,038 contracts), One written put strike 1,984.95 with a barrier level strike of 1,496.65 (10,076 contracts), Expires 03/16/17, Broker UBS AG(q)	301,716
20,074	S&P 500 Index, One purchased call strike 1,992.68, One written call strike 2,072.39, One purchased put strike 1,952.83 (7,528 contracts), One written put strike 1,992.68 with a barrier level strike of 1,522.41 (15,055 contracts), Expires 12/30/16, Broker Citibank N.A.(q)	617,720
22,533	S&P 500 Index, One purchased call strike 1,997.0343, One written call strike 2,076.9157, One purchased put strike 1,957.0936 (7,511 contracts), One written put strike 1,997.0343 with a barrier level strike of 1,531.7253 (15,022 contracts), Expires 02/16/17, Broker Goldman Sachs International(q)	578,512
5,054	S&P 500 Index, One purchased call strike 1,998.49, One purchased put strike 1,939.13, One written put strike 1,978.70 with a barrier level strike of 1,691.79 (10,108 contracts), Expires 12/15/16, Broker Credit Suisse International(q)	417,720
Contracts/
Notional
Amount ($)		Value
14,957	S&P 500 Index, One purchased call strike 2,005.80, One written call strike 2,086.03, One purchased put strike 1,965.68 (4,986 contracts), One written put strike 2,005.80 with a barrier level strike of 1,534.44 (9,971 contracts), Expires 01/31/17, Broker Credit Suisse International(q)	$391,667
14,870	S&P 500 Index, One purchased call strike 2,017.50, One written call strike 2,118.375, One purchased put strike 1,997.325 (7,435 contracts), One written put strike 2,017.50 with a barrier level strike of 1,530.2738, Expires 12/30/16, Broker Goldman Sachs International(q)	531,586
14,849	S&P 500 Index, One purchased call strike 2,020.28, One written call strike 2,101.09, One purchased put strike 1,979.87 (4,950 contracts), One written put strike 2,020.28 with a barrier level strike of 1,543.49 (9,900 contracts), Expires 01/19/17, Broker Credit Suisse International(q)	382,318
12,276	S&P 500 Index, One purchased call strike 2,036.54, One written call strike 2,118.00, One purchased put strike 1,995.81 (4,910 contracts), One written put strike 2,036.54 with a barrier level strike of 1,520.277 (9,821 contracts), Expires 01/19/17, Broker Citibank N.A.(q)	293,300
14,678	S&P 500 Index, One purchased call strike 2,043.83, One written call strike 2,125.5832, One purchased put strike 2,002.9534 (4,893 contracts), One written put strike 2,043.83 with a barrier level strike of 1,563.53 (9,786 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	292,289

54

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
7,331	S&P 500 Index, One purchased call strike 2,046.0802, One written call strike 2,127.9234, One purchased put strike 2,005.1586 (2,444 contracts), One written put strike 2,046.0802 with a barrier level strike of 1,555.021 (4,887 contracts), Expires 02/16/17, Broker Goldman Sachs International(q)	$110,084
22,726	S&P 500 Index, One purchased call strike 2,048.36, One written call strike 2,130.29, One purchased put strike 2,027.88 (9,763 contracts), One written put strike 2,048.36 with a barrier level strike of 1,556.75 (19,528 contracts), Expires 04/13/17, Broker UBS AG(q)	142,291
29,259	S&P 500 Index, One purchased call strike 2,050.62, One written call strike 2,132.64, One purchased put strike 2,009.61 (9,753 contracts), One written put strike 2,050.62 with a barrier level strike of 1,611.79 (19,506 contracts), Expires 01/19/17, Broker Credit Suisse International(q)	623,886
4,898	S&P 500 Index, One purchased call strike 2,052.0492, One written put strike 2,041.84 with a barrier level strike of 1,837.656 Expires 05/19/16, Broker Citibank N.A.	130,980
6,089	S&P 500 Index, One purchased call strike 2,052.8029, One purchased put strike 1,991.2188, One written put strike 2,052.8029 with a barrier level strike of 1,621.7143 (12,178 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	299,154
7,350	S&P 500 Index, One purchased call strike 2,061.1272, One written put on SPDR Gold Shares strike 120.67, with a barrier level strike of 112.9471 (124,306 contracts) Expires 05/19/16, Broker JPMorgan Chase Bank N.A.(q)	196,755
Contracts/
Notional
Amount ($)		Value
4,836	S&P 500 Index, One purchased call strike 2,067.94, One purchased put strike 1,985.22, One written put strike 2,067.94 with a barrier level strike of 1,604.72 (9,671 contracts), Expires 10/20/16, Broker Credit Suisse International(q)	$187,509
7,253	S&P 500 Index, One purchased call strike 2,068.17, One purchased put strike 2,006.1249, One written put strike 2,068.17 with a barrier level strike of 1,634.8884 (14,506 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	218,524
12,142	S&P 500 Index, One purchased call strike 2,069.27, Expires 05/19/16, Broker Credit Suisse International	245,272
19,483	S&P 500 Index, One purchased call strike 2,073.631, One written put strike 118.528 on SPDR Gold Shares with a barrier level strike of 111.1793 (337,473 contracts), Expires 07/14/16, Broker Goldman Sachs International(q)	463,910
29,180	S&P 500 Index, One purchased call strike 2,076.76, One written put strike 2,056.20 with a barrier level strike of 1,850.58, Expires 06/16/16, Broker Credit Suisse International	317,125
7,219	S&P 500 Index, One purchased call strike 2,077.81, One purchased put strike 1,994.70, One written put strike 2,098.59 with a barrier level strike of 1,585.37 (14,438 contracts), Expires 08/18/16, Broker Credit Suisse International(q)	247,913
4,806	S&P 500 Index, One purchased call strike 2,080.8252, One purchased put strike 1,997.5922, One written put strike 2,080.8252 with a barrier level strike of 1,637.8175 (9,612 contracts), 09/15/16, Broker Goldman Sachs International(q)	114,445

55

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
4,798	S&P 500 Index, One purchased call strike 2,084.35, One purchased put strike 2,021.8195, One written put strike 2,084.35 with a barrier level strike of 1,644.5522 (9,595 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	$135,708
4,795	S&P 500 Index, One purchased call strike 2,085.3301, One purchased put strike 2,022.7702, One written put strike 2,085.3301 with a barrier level strike of 1,668.2641 (9,591 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	72,300
4,784	S&P 500 Index, One purchased call strike 2,090.1919, One purchased put strike 2,048.38, One written put strike 2,090.1919 with a barrier level strike of 1,670.0634 (9,568 contracts), Expires 06/16/16, Broker Goldman Sachs International(q)	191,947
14,496	S&P 500 Index, One purchased call strike 2,090.24, Expires 05/06/16, Broker Citibank N.A.	65,130
10,617	S&P 500 Index, One purchased call strike 2,090.89, One written call strike 2,195.4345, One purchased put strike 2,049.0722 (4,783 contracts), One purchased put strike 2,049.0722 with a barrier level strike of 1,902.71 (4,783 contracts), One written put strike 2,090.89 with a barrier level strike of 1,902.71 (9,565 contracts), Expires 08/18/16, Broker JPMorgan Chase Bank N.A.(q)	227,559
13,629	S&P 500 Index, One purchased call strike 2,107.27, One written call strike 2,212.6335, One purchased put strike 2,001.9065 with a barrier level strike of 1,580.4525 (9,491 contracts), One written put strike 88.074 on iShares iBoxx High Yield Corp. Bond ETF with a barrier level strike of 74.8629 (227,082 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	122,901
Contracts/
Notional
Amount ($)		Value
14,196	S&P 500 Index, One purchased call strike 2,113.31, One written call strike 2,197.8424, One purchased put strike 2,071.0438 (4,732 contracts), One written put strike 2,113.31 with a barrier level strike of 1,669.51 (9,464 contracts), Expires 01/19/17, Broker JPMorgan Chase Bank N.A.(q)	$85,879
9,551	S&P 500 Index, One purchased call strike 2,115.06, One written put strike 2,094.12 with a barrier level strike of 1,905.65, Expires 06/30/16, Broker UBS AG	(59,045)
5,903	S&P 500 Index, One purchased call strike 2,117.66, One purchased put strike 2,054.13, One written put strike 2,117.66 with a barrier level strike of 1,685.66 (11,805 contracts), Expires 07/14/16, Broker Credit Suisse International(q)	105,113
4,717	S&P 500 Index, One purchased call strike 2,119.9811, One purchased put strike 2,077.5815, One written put strike 2,119.9811 with a barrier level strike of 1,710.8247 (9,434 contracts), Expires 06/16/16, Broker Goldman Sachs International(q)	150,810
9,408	S&P 500 Index, One purchased call strike 2,125.9333, One written call strike 2,253.4893, One purchased put strike 2,062.1553 (4,704 contracts), One written put strike 2,125.9333 with a barrier level strike of 1,709.2504, Expires 06/16/16, Broker Goldman Sachs International(q)	159,988
9,760	S&P 500 Index, One purchased call strike 2,187.3075, One written put strike 1,978.9925 (4,800 contracts) Expires 10/20/16, Broker Citibank N.A.(q)	(70,188)

56

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
17,308	S&P 500 Index, One purchased put strike 2,001.9284, One purchased call strike 2,042.3714, One written put strike 2,022.1499 with a barrier level strike of 1,536.8339 (34,617 contracts), Expires 07/15/16, Broker Goldman Sachs International(q)	$1,267,183
7,817	S&P 500 Index, One purchased put strike 2,014.95 with a barrier level strike of 1,343.30, One written put strike 46.49 on Utilities Sector SPDR Fund with a barrier level strike of 31.38 (322,650 contracts), Expires 12/30/16, Broker UBS AG(q)	198,938
10,289	S&P 500 Index, One purchased put strike 2,021.50 with a barrier level strike 1,360.625, One written put strike 46.7161 on Utilities Sector SPDR Fund with a barrier level strike of 31.6502 (428,118 contracts), Expires 12/30/16, Broker JPMorgan Chase Bank N.A.(q)	225,450
10,279	S&P 500 Index, One purchased put strike 2,093.49 with a barrier level strike of 1,361.93, One written put strike 43.41 on Utilities Select Sector SPDR Fund with a barrier level strike of 34.73 (460,713 contracts), Expires 12/15/16, Broker Bank of America N.A.(q)	484,634
5,968	S&P 500 Index, One purchased put strike 2,136.3186 with a barrier level strike of 1,466.101, One written put strike 47.00 on Utilities Select Sector SPDR Fund with a barrier level strike of 34.6625 (265,957 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(q)	116,262
1,904,762	Select Sector Financial SPDR Fund, One purchased call strike 21.00, One written call strike 21.84, One written put strike 18.38 (952,381 contracts), One purchased put strike 21.00 with a barrier level strike of 18.90 (952,381 contracts), Expires 12/30/16, Broker Credit Suisse International(q)	941,236
Contracts/
Notional
Amount ($)		Value
682,209	Select Sector Financial SPDR Fund, One purchased call strike 22.21, One written call strike 23.75, One written put strike 20.89, Expires 05/31/16, Broker Bank of America N.A.	$659,287
1,569,929	Select Sector Financial SPDR Fund, One purchased call strike 22.52, One written call strike 23.85, One written put strike 21.11, Expires 06/03/16, Broker Credit Suisse International	1,050,847
1,569,591	Select Sector Financial SPDR Fund, One purchased call strike 22.5218, One written call strike 23.8597, One written put strike 21.1281, Expires 06/03/16, Broker Goldman Sachs International	1,149,412
1,684,327	Select Sector Financial SPDR Fund, One purchased call strike 22.65, One written call strike 23.556, One purchased put strike 23.81, One written put strike 22.65 with a barrier level strike of 20.385 (441,501 contracts), Expires 10/20/16, Broker JPMorgan Chase Bank N.A.(q)	594,958
1,223,796	Select Sector Financial SPDR Fund, One purchased call strike 24.71, One written call strike 26.19, One written put strike 24.71 with a barrier level strike of 22.73 (485,633 contracts), Expires 06/16/16, Broker UBS AG(q)	(254,162)
251,693	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 158.924, One written call strike 165.281, One written put strike 131.589 (125,847 contracts), Expires 03/16/17, Broker Citibank N.A.(q)	906,346

57

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
249,763	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 160.152 (249,763 contracts), One written call strike 166.5581(249,763 contracts), One written put strike 138.9319 (124,881 contracts), One purchased put strike 160.152 with a barrier level strike of 144.1368 (124,881 contracts), Expires 03/16/17, Broker Goldman Sachs International(q)	$892,340
93,440	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 163.7406, One written put strike 86.00 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of 73.96 (174,419 contracts), Expires 10/20/16, Broker JPMorgan Chase Bank N.A.(q)	1,087,875
92,149	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 164.41, One written put strike 162.78 with a barrier level strike of 137.55, Expires 05/19/16, Broker Barclays Bank Plc	1,184,115
120,330	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 166.21, One written put strike 166.21 with a barrier level strike of 137.54, Expires 12/15/16, Broker Credit Suisse International	1,354,964
119,508	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 167.353, One written put strike 167.353 with a barrier level strike of 139.0703, Expires 11/17/16, Broker Goldman Sachs International	1,260,378
Contracts/
Notional
Amount ($)		Value
236,499	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.134, One written call strike 175.8994, One purchased put strike 165.7513 (88,687 contracts), One written put strike 169.134 with a barrier level strike of 131.4509 (177,374 contracts), Expires 12/30/16, Broker Goldman Sachs International(q)	$685,229
87,499	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 173.1443, One purchased put strike 168.0014, One written put strike 171.43 with a barrier level strike of 146.95 (174,999 contracts), Expires 01/19/17, Broker BNP Paribas SA(q)	505,043
57,394	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 174.2344, One purchased put strike 169.0074, One written put strike 174.2344 with a barrier level strike of 135.9028 (114,789 contracts), Expires 10/20/16, Broker Goldman Sachs International(q)	302,581
57,148	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 174.983, One purchased put strike 167.9837, One written put strike 174.983 with a barrier level strike of 135.9618 (114,297 contracts), Expires 09/15/16, Broker Goldman Sachs International(q)	276,152
85,885	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 176.3994, One purchased put strike 171.1598, One written put strike 174.6529 with a barrier level strike of 134.832 (171,769 contracts), Expires 01/31/17, Broker JPMorgan Chase Bank N.A.(q)	368,835

58

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
70,724	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 176.744, One purchased put strike 171.4417, One written put strike 176.744 with a barrier level strike of 139.8045 (141,448 contracts), Expires 08/18/16, Broker Goldman Sachs International(q)	$277,591
56,240	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 177.81, One purchased put strike 174.25, One written put strike 177.81 with a barrier level strike of 136.91 (112,480 contracts), Expires 06/16/16, Broker UBS AG(q)	267,937
55,432	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 180.40, One purchased put strike 174.99, One written put strike 180.40 with a barrier level strike of 142.88 (110,865 contracts), Expires 09/15/16, Broker BNP Paribas SA(q)	64,831
68,310	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 182.99, One purchased put strike 177.5003, One written put strike 182.99 with a barrier level strike of 143.7752 (136,619 contracts), Expires 07/14/16, Broker Goldman Sachs International(q)	98,516
173,847	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 185.724, One written put strike 168.036 (84,803 contracts), Expires 11/18/16, Broker BNP Paribas SA(q)	0
506,552	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 188.2136, One written put strike 170.2885 (223,151 contracts), Expires 10/21/16, Broker Goldman Sachs International(q)	(379,526)
Contracts/
Notional
Amount ($)		Value
126,289	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 188.7333, One written put strike 170.7587 (55,634 contracts), Expires 10/21/16, Broker Goldman Sachs International(q)	$(119,815)
84,731	SPDR Gold Shares, One written call strike 118.02, with a barrier level strike of 171.129, One written put strike 118.02 with a barrier level strike of 94.416, One purchased put strike 1,919.051 on S&P 500 Index (10,196 contracts), One written put strike 1,727.1459 on S&P 500 Index (10,196 contracts), One purchase call strike 1,919.051 on S&P 500 Index with a barrier level strike of 2,206.9087 (5,211 contracts), Expires 12/15/16, Broker JPMorgan Chase Bank N.A.(q)	27,265
185,231	SPDR Gold Shares, One purchased call strike 109.05, One written call strike 118.77, One written put strike 101.28, Expires 09/16/16, Broker Bank of America N.A.	1,275,186
154,727	SPDR S&P 500 ETF Trust, One purchased call strike 193.2739, One written call strike 199.9649, One purchased put strike 189.4084, One written put strike 193.2739 with a barrier level strike of 161.3837 (104,018 contracts), Expires 11/17/16, Broker Citibank N.A.(q)	689,141
926,871	SPDR S&P Homebuilders ETF, One purchased call strike 35.28, One written call strike 37.04, One written put strike 35.28 with a barrier level strike of 32.10 (283,447 contracts), Expires 05/19/16, Broker UBS AG(q)	(61,061)
833,004	SPDR S&P Regional Banking ETF, One purchased call strike 36.9746, One written call strike 38.4536, One written put strike 33.2771 (270,456 contracts), Expires 12/30/16, Broker BNP Paribas SA(q)	522,901

59

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
953,282	SPDR S&P Regional Banking ETF, One purchased call strike 42.1701, One written call strike 44.2786, One written put strike 42.1701 with a barrier level strike of 38.3748 (284,562 contracts), Expires 05/31/16, Broker Citibank N.A.(q)	$(17,708)
4,713	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,040.91, One written call strike 8,523.3646, One written put strike 8,040.91 with a barrier level strike of 7,397.6372 (1,244 contracts), Expires 10/19/16, Broker Goldman Sachs International(q)	520,015
3,702	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,105.00, One written call strike 8,429.20, One purchased put strike 8,105.00 with a barrier level strike of 6,808.20 (1,234 contracts), One written put strike 8,105.00 with a barrier level strike of 6,078.75 (1,234 contracts), Expires 12/21/16, Broker Goldman Sachs International(q)	285,140
6,373	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,316.30, One written call strike 8,815.278, One written put strike 8,316.30 with a barrier level strike of 7,817.322 (1,503 contracts), Expires 09/19/16, Broker Goldman Sachs International(q)	131,888
9,168	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,344.33, One written call strike 8,678.1032, One written put strike 8,344.33 with a barrier level strike of 7,509.897 (1,798 contracts), Expires 11/17/16, Broker Goldman Sachs International(q)	91,081
Contracts/
Notional
Amount ($)		Value
1,165	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,582.57, One written call strike 9,097.5242, One written put strike 8,582.57 with a barrier level strike of 8,067.6158, Expires 09/21/16, Broker BNP Paribas SA	$(198,566)
4,330	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,285.64, One written call strike 9,842.78, One written put strike 9,285.64 with a barrier level strike of 8,728.50 (1,077 contracts), Expires 07/20/16, Broker BNP Paribas SA(q)	(864,290)
4,757	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,554.95, One written call strike 10,128.247, One written put strike 9,554.95 with a barrier level strike of 8,981.653 (1,570 contracts), Expires 06/15/16, Broker BNP Paribas SA(q)	(1,635,262)
195,752	Teradata Corp., One purchased call strike 25.5425, One written call strike 33.2053, One written put strike 25.5425 with a barrier level strike of 19.2718, Expires 01/20/17, Broker JPMorgan Chase Bank N.A.	22,320
41,564	Tokyo Stock Exchange Tokyo Price Index , One purchased call strike 1,299.2, One written call strike 1,351.168, One written put strike 1,169.28 (15,394 contracts), Expires 12/30/16, Broker Goldman Sachs International(q)	580,706
15,000,000	USD/BRL foreign exchange rate, One purchased put strike 3.68, One written call strike 3.94, Expires 06/09/16, Broker JPMorgan Chase Bank N.A.	758,340
100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased call strike 6.70, One written call strike 7.10, Expires 03/10/17, Broker Bank of America N.A.	1,122,485

60

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased call strike 7.00, One written call strike 7.40, Expires 02/03/17, Broker JPMorgan Chase Bank N.A.	$526,200
100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased put strike 6.60, One written put strike 6.90, Expires 08/17/16, Broker BNP Paribas SA	579,289
100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased put strike 6.60, One written put strike 6.90, Expires 08/15/16, Broker Bank of America N.A.	564,056
12,000,000	USD/MXN foreign exchange rate, One purchased call strike 15.10, One written put strike 16.575, Expires 06/19/16, Broker Bank of America N.A.	536,786
10,000,000	USD/MXN foreign exchange rate, One purchased call strike 15.30, One written put strike 17.297, Expires 05/17/16, Broker Bank of America N.A.	97,137
10,000,000	USD/MXN foreign exchange rate, One purchased call strike 16.20, One written put strike 17.93, Expires 08/12/16, Broker Bank of America N.A.	118,720
25,000,000	USD/MXN foreign exchange rate, One purchased call strike 16.50, One written put strike 17.98, Expires 10/31/16, Broker JPMorgan Chase Bank N.A.	(359,758)
10,000,000	USD/MXN foreign exchange rate, One purchased put strike 15.20, One written call strike 16.61, Expires 05/31/16, Broker JPMorgan Chase Bank N.A.	(405,652)
35,000,000	USD/MXN foreign exchange rate, One purchased put strike 16.45, One written call strike 18.361, Expires 12/15/16, Broker Bank of America N.A.	442,377
15,000,000	USD/MXN foreign exchange rate, One purchased put strike 16.65, One written call strike 17.87, Expires 01/30/17, Broker Bank of America N.A.	320,807
Contracts/
Notional
Amount ($)		Value
15,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.15, One written call strike 19.1102, Expires 04/17/17, Broker Goldman Sachs International	$77,751
10,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.20, One written call strike 18.9201, Expires 05/02/17, Broker Goldman Sachs International	32,073
10,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.30, One written call strike 19.2902, Expires 05/19/17, Broker Goldman Sachs International	92,705
10,000,000	USD/ZAR foreign exchange rate, One purchased put strike 14.00, One written call strike 17.4507, Expires 03/16/17, Broker Goldman Sachs International	(325,967)
20,000,000	USD/ZAR foreign exchange rate, One purchased put strike 14.40, One written call strike 17.00, Expires 04/20/17, Broker JPMorgan Chase Bank N.A.	(30,880)
10,000,000	USD/ZAR foreign exchange rate, One purchased put strike 14.50, One written call strike 17.7463, Expires 05/18/17, Broker Goldman Sachs International	102,601
1,517,953	WisdomTree Japan Hedged Equity Fund, One purchased call strike 51.8989, One written call strike 53.9543, One written put strike 51.385 with a barrier level strike of 47.7881 (291,914 contracts), Expires 11/18/16, Broker Goldman Sachs International(q)	(2,276,510)
597,646	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.38, One written call strike 57.099, One written put strike 54.38 with a barrier level strike of 49.4858 (183,891 contracts), Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(q)	(2,029,815)

61

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Contracts/
Notional
Amount ($)		Value
370,879	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.4653, One written put strike 54.4653 with a barrier level strike of 50.1512, Expires 10/31/16, Broker Goldman Sachs International	$(4,235,701)
948,890	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.8219, One written call strike 56.9718, One written put strike 53.747 with a barrier level strike of 49.4472 (186,057 contracts), Expires 12/15/16, Broker Goldman Sachs International(q)	(1,924,253)
700,213	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.697, One written call strike 59.5318, One written put strike 56.697 with a barrier level strike of 52.1612 (211,651 contracts), Expires 05/19/16, Broker Goldman Sachs International(q)	(2,914,856)
1,002,073	WisdomTree Japan Hedged Equity Fund, One purchased call strike 57.88, One written call strike 60.774, One written put strike 58.4588 with a barrier level strike of 52.6708 (259,157 contracts), Expires 08/18/16, Broker JPMorgan Chase Bank N.A.(q)	(3,989,671)
537,653	WisdomTree Japan Hedged Equity Fund, One purchased call strike 58.96, One written call strike 61.908, One written put strike 58.96 with a barrier level strike of 54.2432 (169,607 contracts), Expires 07/14/16, Broker Goldman Sachs International(q)	(2,765,671)
Total Structured Options (Premiums received $6,612,812)		$3,199,638

FUTURES CONTRACTS: SHORT POSITION

		Unrealized
Contracts		Depreciation
75	London Metal Exchange Copper, May 2016	$(1,122,712)
270	Madrid IBEX 35 Index, May 2016	(904,873)
3,825	Eurex Euro STOXX 50 Index, June 2016	(1,950,522)
15	London Metal Exchange Nickel, June 2016	(98,190)
500	Eurex VSTOXX Mini Index, June 2016	(107,411)
510	Intercontinental Exchange Russell 2000 Mini Index, June 2016	(2,631,600)
50	Intercontinental Exchange Brent Crude Oil, July 2016	(42,830)
150	London Metal Exchange Aluminum, December 2016	(399,375)
198	London Metal Exchange Nickel, December 2016	(358,800)
100	London Metal Exchange Copper, December 2016	(163,750)
	Net unrealized depreciation	$(7,780,063)

FUTURES CONTRACTS: LONG POSITION

		Unrealized
Contracts		Appreciation
75	London Metal Exchange Copper, May 2016	$665,100
65	London Metal Exchange Nickel, June 2016	173,385
50	London Metal Exchange Zinc, June 2016	230,000
4,000	Eurex VSTOXX Mini Index, July 2016	462,479
25	London Metal Exchange Lead, July 2016	54,219
872	Chicago Board of Exchange Volatility Index, August 2016	655,600
100	London Metal Exchange Copper, December 2016	262,500
198	London Metal Exchange Nickel, December 2016	913,051
	Net unrealized appreciation	$3,416,334

Cash collateral of $24,784,289 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

62

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on a monthly basis until the termination date, expiring 09/16/16 (Underlying notional amount $2,816,703)(s)	$(209,115)
Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on a monthly basis until the termination date, expiring 12/31/16 (Underlying notional amount $94,000)(t)	20,338
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/18 (Underlying notional amount $281,250)	(8,850)
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/18 (Underlying notional amount $281,250)	$(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/16 (Underlying notional amount $261,000)	(38,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/16 (Underlying notional amount $261,000)	(38,850)

63

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/18 (Underlying notional amount $281,250)	$(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/16 (Underlying notional amount $261,000)	(38,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/16 (Underlying notional amount $261,000)	2,700
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/16 (Underlying notional amount $261,000)	2,700
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/18 (Underlying notional amount $281,250)	$(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/16 (Underlying notional amount $261,000)	2,700
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/18 (Underlying notional amount $281,250)	(8,850)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Soybean Index, receiving a fixed amount per bushel and paying the closing settlement price of CBOT July 2016 Soybean Futures contracts minus CBOT November 2016 Soybean Futures contracts on the termination date, expiring 06/28/16 (Underlying notional amount $89,110)	(2,807,081)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cocoa Index, paying a fixed amount per metric ton and receiving the closing settlement price of ICE March 2017 Cocoa Futures contracts on the termination date, expiring 02/03/17 (Underlying notional amount $747,825)	14,872

64

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cocoa-London Index, receiving a fixed amount per metric ton and paying the closing settlement price of ICE September 2016 Cocoa-London Futures contracts on the termination date, expiring 09/13/16 (Underlying notional amount $4,000)	$(400)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton No. 2 Index, receiving a fixed amount per pound and paying the closing settlement price of ICE July 2016 Cotton No. 2 Futures contracts minus the closing settlement price of ICE December 2016 Cotton No. 2 Futures contracts on the termination date, expiring 06/21/16 (Underlying notional amount $487,002)	190,377
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT July 2016 minus CBOT July 2016 Wheat Futures contracts on the termination date, expiring 06/28/16 (Underlying notional amount $287,474)	(71,869)
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT December 2016 minus CBOT December 2016 Wheat Futures contracts on the termination date, expiring 11/28/16 (Underlying notional amount $146,250)	(95,625)
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX August 2016 Iron Ore on the termination date, expiring 07/29/16 (Underlying notional amount $575,000)	$24,600
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX September 2016 Iron Ore on the termination date, expiring 08/31/16 (Underlying notional amount $575,000)	55,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Singapore Exchange (“SGX”) Steel Index, paying a fixed amount per metric ton and receiving the closing settlement price of SGX September 2016 Iron Ore on the termination date, expiring 09/30/16 (Underlying notional amount $575,000)	(12,900)
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT July 2016 minus CBOT June 2016 Wheat Futures contracts on the termination date, expiring 06/28/16 (Underlying notional amount $22,500)	(27,500)
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT December 2016 minus CBOT December 2016 Wheat Futures contracts on the termination date, expiring 11/28/16 (Underlying notional amount $324,373)	(215,810)

65

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Macquarie Commodity Spread 196E Index, paying a fixed amount when Soybean Index lower than initial index level of 136.375 and receiving an amount when Soybean Index greater than initial index level of 136.375, expiring 10/21/16 (Underlying notional amount $170,469)	$(66,250)
Conditional Variance Swap with BNP Paribas SA receiving variance of the Hang Seng China Enterprises (“HSCEI”) Index over the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 19.70 and paying variance of the HSCEI Index under the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 19.70, expiring 12/28/18 (Underlying vega amount $500,000)	830,830
Conditional Variance Swap with BNP Paribas SA receiving variance of the Nikkei 225 Index over the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 23.00 and paying variance of the Nikkei 225 Index under the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 23.00, expiring 12/21/18 (Underlying vega amount $200,000)	569,442
Variance swap with Goldman Sachs International receiving variance of the Russell 2000 Index over the target volatility of 26.30 and paying variance of the Russell 2000 Index under the target volatility of 26.30, expiring 08/19/16 (Underlying vega amount $3,000,000)	165,990
$(1,849,751)
Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/16 (Underlying notional amount $209,500)	$(12,650)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/16 (Underlying notional amount $209,500)	(12,650)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/16 (Underlying notional amount $209,500)	(12,650)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/16 (Underlying notional amount $209,500)	(54,200)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/16 (Underlying notional amount $209,500)	(54,200)

66

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/30/16 (Underlying notional amount $209,500)	$(54,200)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton No. 2 Index, receiving a fixed amount per pound and paying the closing settlement price of ICE December 2016 Cotton No. 2 Futures contracts on the termination date, expiring 06/21/16 (Underlying notional amount $1,553,075)	(41,175)
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, receiving a fixed amount per bushel and paying the closing settlement price of KCBT July 2016 minus CBOT July 2016 Wheat Futures contracts on the termination date, expiring 06/28/16 (Underlying notional amount $82,725)	(342,275)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(1,925,429)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(3,261,822)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 10/10/16 (Underlying vega amount $1,000,000)	500,171
Unrealized
Appreciation/
(Depreciation)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 03/24/17 (Underlying vega amount $1,000,000)	$227,264
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 45.5625 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 45.5625, expiring 07/25/17 (Underlying vega amount $500,000)	151,581
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 46.24 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 46.24, expiring 09/23/16 (Underlying vega amount $1,000,000)	646,873
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 11/06/17 (Underlying vega amount $2,000,000)	96,786
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 10/09/17 (Underlying vega amount $2,000,000)	314,836

67

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	$5,299,170
$1,465,430

At April 30, 2016, the Strategic Opportunities Fund held investments in restricted securities with a fair value of zero, as follows:

04/30/16
Acquisition		Acquisition	Carrying Value
Cost	Issuer	Date	Per Unit
$12,000,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(g)(i)	01/19/11	$—

(a)	Cost for federal income tax purposes is $6,931,087,525 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$177,400,581
Unrealized depreciation	(194,177,370)
Net unrealized depreciation	$(16,776,789)

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $430,966,689 or 6.21% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (i) below) that amount to $117,802,930 or 1.70% of net assets.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $2,477,329, which is 0.04% of net assets.
(d)	Non-income producing security.
(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (d) above.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	Principal amount denoted in Euros.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $601,299,637, which is 8.67% of net assets. These securities have been determined to be liquid in accordance with pro-
cedures adopted by the Fund’s Board of Directors except those also included in footnote (d) above.
(j)	Principal amount denoted in British Pounds.
(k)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(l)	Variable rate security. Rate shown is the rate as of April 30, 2016.
(m)	Principal amount denoted in Swiss Francs.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	The rate represents the annualized yield at time of purchase.
(p)	The rate shown is the current yield as of April 30, 2016.
(q)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(r)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column.
(s)	The following table represents the individual long and short positions and related values of equity securities underlying the basket swap with Cargill, Inc., as of April 30, 2016, expiration date 09/16/16:
Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
Chicago Board of Trade Soybeans, July 2016	$26,469
Chicago Board of Trade Wheat, July 2016	702
Chicago Mercantile Exchange Lean Hogs, June 2016	(9,899)
Chicago Mercantile Exchange Live Cattle, June 2016	(42,310)
COMEX Gold, June 2016	20,461
COMEX Silver, May 2016	45,311
Intercontinental Exchange Brent Crude Oil, June 2016	45,647
Intercontinental Exchange Brent Crude Oil, July 2016	8,440
Intercontinental Exchange Coffee, July 2016	(30,367)
Intercontinental Exchange Sugar #11, July 2016	39,604
London Metal Exchange Lead, May 2016	12,361
London Metal Exchange Tin, June 2016	3,317
London Metal Exchange Zinc, May 2016	42,986
London Metal Exchange Zinc, June 2016	41,611
New York Mercantile Exchange Crude Oil, July 2016	22,043
New York Mercantile Exchange Gasoline RBOB, June 2016	4,938
New York Mercantile Exchange Heating Oil, May 2016	38,704
New York Mercantile Exchange Platinum, July 2016	35,009
$305,027

68

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Unrealized
Appreciation/
Reference Entity — Short	(Depreciation)
Chicago Board of Trade Crude Soybean Oil, July 2016	$22,894
Chicago Board of Trade Soybean Meal, July 2016	(111,889)
Chicago Board of Trade Wheat, July 2016	(740)
COMEX Copper, July 2016	(15,729)
COMEX Silver, July 2016	(15,889)
Intercontinental Exchange Cocoa, July 2016	(21,063)
Intercontinental Exchange Corn, December 2016	(51,102)
Intercontinental Exchange Cotton #2, July 2016	(66,905)
London Metal Exchange Aluminum, May 2016	(33,607)
London Metal Exchange Aluminum, June 206	(28,137)
London Metal Exchange Lead, June 2016	(11,060)
London Metal Exchange Nickel, May 2016	(10,819)
London Metal Exchange Nickel, June 2016	(33,560)
London Metal Exchange Tin, May 2016	(7,271)
New York Mercantile Exchange Crude Oil, June 2016	(37,075)
New York Mercantile Exchange Gasoline RBOB, May 2016	(29,240)
New York Mercantile Exchange Heating Oil, June 2016	(8,414)
New York Mercantile Exchange Natural Gas, July 2016	(15,502)
New York Mercantile Exchange Palladium, June 2016	(25,625)
New York Mercantile Exchange Palladium, September 2016	(13,409)
$(514,142)

(t)	The following table represents the individual long and short positions and related values of equity securities underlying the basket swap with Cargill, Inc., as of April 30, 2016, expiration date 12/31/16:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
Chicago Board of Trade Wheat, July 2016	$131,744
Chicago Mercantile Exchange Live Cattle, August 2016	17,200
COMEX Gold, April 2016	500,900
Intercontinental Exchange Brent Crude Oil, April 2016	(1,230,000)
Intercontinental Exchange Brent Crude Oil, May 2016	(147,500)
London Metal Exchange Copper, June 2016	(481,825)
$(1,209,481)
Unrealized
Appreciation/
Reference Entity — Short	(Depreciation)
Chicago Board of Trade Soybeans, July 2016	$3,906
Chicago Board of Trade Wheat, July 2016	100,000
COMEX Gold, April 2016	(217,150)
Intercontinental Exchange Brent Crude Oil, April 2016	1,136,000
Intercontinental Exchange Brent Crude Oil, May 2016	105,000
London Metal Exchange Aluminum, December 2016	(140,000)
London Metal Exchange Copper, June 2016	242,063
$1,229,819

ADR — American Depositary Receipt

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan

Cnv. — Convertible

ETF — Exchange Traded Fund

EUR — Euro

FOR — Foreign Ownership Restrictions

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

ZAR — South African Rand

69

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	8.5%
Banks	0.6%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	1.0%
Consumer Discretionary	2.6%
Consumer Staples	1.4%
Diversified Financials	1.3%
Energy	1.3%
Government Bonds	1.7%
Health Care	1.6%
Industrials	2.0%
Information Technology	2.8%
Insurance	0.9%
Materials	0.7%
Real Estate	1.1%
Telecommunication Services	1.2%
U.S. Government Agencies	51.7%
Utilities	1.1%
Other*	10.9%
Total	100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, purchased or written options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

70

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2016
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 41.4%
Banks — 7.9%
$4,960,000	Bank of America Corp., 3.50%, 04/19/26	$5,013,166
3,800,000	Bank of America NA, 1.25%, 02/14/17	3,807,680
3,000,000	Capital One NA, 1.65%, 02/05/18	2,987,676
5,000,000	Commonwealth Bank of Australia, 1.13%, 03/13/17	5,008,570
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,021,146
2,500,000	International Bank For Reconstruction & Development, 1.38%, 04/10/18	2,517,883
6,125,000	KFW, 1.25%, 02/15/17	6,143,681
2,260,000	Sumitomo Mitsui Banking Corp., 1.95%, 07/23/18	2,270,177
10,000,000	Wells Fargo & Co. MTN, 1.25%, 07/20/16	10,014,710
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	8,005,376
		47,790,065
Consumer Discretionary — 0.8%
2,825,000	Target Corp., 2.30%, 06/26/19	2,919,313
1,820,000	Whirlpool Corp., 1.65%, 11/01/17	1,824,921
		4,744,234
Consumer Staples — 3.3%
3,000,000	Anheuser-Busch Inbev Finance, Inc., 1.90%, 02/01/19	3,042,996
3,000,000	Anheuser-Busch Inbev Finance, Inc., 3.65%, 02/01/26	3,162,285
4,000,000	Coca-Cola Co. (The), 1.15%, 04/01/18	4,017,740
4,500,000	CVS Health Corp., 1.90%, 07/20/18	4,561,880
3,000,000	McDonald’s Corp. MTN, 2.10%, 12/07/18	3,063,444
2,415,000	Sysco Corp., 1.90%, 04/01/19	2,432,581
		20,280,926
Principal Amount		Value
Diversified Financials — 8.5%
$6,000,000	Daimler Finance North America LLC, 2.00%, 08/03/18(b)	$6,054,324
7,700,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	7,822,168
9,325,000	General Electric Capital Corp., 2.90%, 01/09/17	9,457,583
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,420,033
2,930,000	Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	3,134,901
6,010,000	Goldman Sachs Group, Inc. (The), 2.63%, 01/31/19	6,133,073
6,000,000	JPMorgan Chase & Co., 1.26%, 01/28/19(c)	5,972,532
3,000,000	Morgan Stanley, 2.45%, 02/01/19	3,045,711
3,000,000	National Rural Utilities Cooperative Finance Corp. MTN, 3.25%, 11/01/25	3,161,904
3,900,000	Toronto-Dominion Bank (The), 1.07%, 07/02/19(c)	3,861,402
1,775,000	Toyota Motor Credit Corp. MTN, 1.13%, 05/16/17	1,779,484
		51,843,115
Energy — 4.2%
3,000,000	Cameron International Corp., 1.15%, 12/15/16	2,999,799
5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	5,313,531
1,000,000	Enterprise Products Operating LLC, 3.95%, 02/15/27	1,035,599
1,700,000	Occidental Petroleum Corp., 1.75%, 02/15/17	1,714,321
3,000,000	Petroleos Mexicanos, 5.50%, 02/04/19(b)	3,136,500
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	997,313
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,002,623
6,000,000	Shell International Finance BV, 1.25%, 11/10/17	6,007,038
2,120,000	Tennessee Gas Pipeline Co. LLC, 7.50%, 04/01/17	2,208,764

71

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Energy (continued)
$1,000,000	TransCanada Pipelines Ltd., 1.88%, 01/12/18	$1,000,859
		25,416,347
Health Care — 4.2%
6,000,000	AbbVie, Inc., 1.75%, 11/06/17	6,030,990
4,000,000	Amgen, Inc., 2.20%, 05/22/19	4,084,620
4,160,000	Celgene Corp., 2.13%, 08/15/18	4,216,172
2,000,000	Johnson & Johnson, 1.13%, 11/21/17	2,009,693
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,016,980
3,950,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	3,970,587
		25,329,042
Industrials — 2.0%
5,400,000	Eaton Corp., 5.60%, 05/15/18	5,828,161
118,570	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	119,223
6,460,000	Precision Castparts Corp., 1.25%, 01/15/18	6,480,233
		12,427,617
Information Technology — 3.9%
6,500,000	Apple, Inc., 0.87%, 05/03/18(c)	6,501,268
2,000,000	Cisco Systems, Inc., 1.60%, 02/28/19	2,025,810
7,000,000	Hewlett Packard Enterprise Co., 4.90%, 10/15/25(b)	7,265,293
3,000,000	Microsoft Corp., 1.30%, 11/03/18	3,024,642
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,016,136
2,750,000	Oracle Corp., 5.75%, 04/15/18	2,993,906
		23,827,055
Insurance — 2.3%
3,040,000	Berkshire Hathaway, Inc., 3.13%, 03/15/26	3,165,759
2,500,000	MetLife, Inc., 1.76%, 12/15/17	2,513,465
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,038,175
Principal Amount		Value
Insurance (continued)
$3,000,000	New York Life Global Funding, 1.45%, 12/15/17(b)	$3,019,515
		13,736,914
Materials — 0.8%
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,005,324
2,270,000	BHP Billiton Finance USA Ltd., 2.05%, 09/30/18	2,291,002
1,525,000	Ecolab, Inc., 2.00%, 01/14/19	1,537,110
		4,833,436
Real Estate — 0.2%
1,000,000	Crown Castle International Corp. REIT, 3.70%, 06/15/26	1,015,367
Telecommunication Services — 2.3%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,018,548
3,625,000	Comcast Corp., 3.15%, 03/01/26	3,796,205
2,000,000	Discovery Communications LLC, 4.90%, 03/11/26	2,102,730
4,000,000	Verizon Communications, Inc., 1.35%, 06/09/17	4,010,296
		13,927,779
Utilities — 1.0%
6,000,000	Duke Energy Corp., 1.63%, 08/15/17	6,014,586
Total Corporate Bonds (Cost $249,308,610)		251,186,483
ASSET-BACKED SECURITIES — 6.9%
CAYMAN ISLANDS — 3.9%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.81%, 07/13/25(b)(c)	8,345,980
3,555,000	CIFC Funding Ltd., Series 2013-IA, Class A1, 1.78%, 04/16/25(b)(c)	3,509,171
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 2.04%, 10/24/25(b)(c)	5,889,720
565,765	Sapphire Valley CDO I Ltd. Series 2006-1A, Class A, 0.90%, 12/15/22(b)(c)	549,943
5,000,000	Saratoga Investment Corp. CLO Ltd. Series 2013-1A, Class A1, 1.93%, 10/20/23(b)(c)	4,950,550
		23,245,364
72

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
UNITED STATES — 3.0%
$1,885,986	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	$1,884,777
1,738,522	AmeriCredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	1,735,610
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,987,552
2,057,718	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	2,056,864
4,000,000	Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1, 1.42%, 01/15/20	4,000,312
1,708,727	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	1,709,496
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	2,003,285
2,000,000	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.16%, 09/15/17	2,001,422
		18,379,318
Total Asset-Backed Securities (Cost $41,883,697)		41,624,682
MUNICIPAL BONDS — 3.6%
California — 0.7%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,088,931
District Of Columbia — 0.2%
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,313,616
Georgia — 0.5%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,163,051
Illinois — 0.4%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,624,752
Principal Amount		Value
New Jersey — 1.0%
$1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	$1,523,009
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty) 2.27%, 06/15/16	100,181
4,600,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series Q 1.10%, 06/15/16	4,601,840
		6,225,030
New York — 0.4%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,565,184
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,122,170
Total Municipal Bonds (Cost $21,889,232)		22,102,734
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
1,936,083	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	1,951,113
Total Collateralized Mortgage Obligations (Cost $1,979,372)		1,951,113
U.S. GOVERNMENT AGENCIES — 5.5%
Fannie Mae — 3.2%
6,720,000	0.88%, 12/20/17	6,727,540
7,575,000	1.13%, 10/19/18	7,616,897
5,000,000	1.00%, 02/26/19	4,997,310
		19,341,747
Federal Home Loan Bank — 0.8%
5,200,000	0.63%, 10/26/17	5,190,479
		5,190,479
Ginnie Mae — 0.0%
230	9.00%, 02/15/20(f)	231
		231

73

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Overseas Private Investment Corp. — 0.8%
$4,628,124	5.14%, 12/15/23	$5,068,073
		5,068,073
Private Export Funding Corp. — 0.1%
500,000	2.25%, 12/15/17	510,818
		510,818
Small Business Administration — 0.5%
456,690	4.73%, 02/10/19	483,869
478,977	4.11%, 03/10/20	504,194
1,671,135	4.08%, 03/10/21	1,776,788
		2,764,851
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	786,563
		786,563
Total U.S. Government Agencies (Cost $33,036,572)		33,662,762
U.S. GOVERNMENT SECURITIES — 42.4%
U.S. Treasury Notes — 42.4%
7,200,000	0.38%, 04/30/16	7,200,000
4,180,000	0.63%, 08/15/16	4,183,398
2,800,000	0.63%, 08/31/17	2,798,032
2,115,000	0.88%, 11/30/17	2,120,288
18,585,000	0.75%, 02/28/18	18,582,826
4,300,000	0.88%, 10/15/18	4,302,352
10,800,000	1.00%, 03/15/19	10,827,421
26,956,000	0.88%, 04/15/19	26,919,151
52,901,000	1.88%, 11/30/21	54,244,209
21,540,000	0.63%, 01/15/24(d)	22,881,656
68,115,000	2.38%, 08/15/24	71,542,002
31,000,000	2.00%, 02/15/25	31,580,041
Total U.S. Government Securities (Cost $251,303,901)		257,181,376
GOVERNMENT BONDS — 0.2%
SOUTH KOREA — 0.2%
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,425,358
Total Government Bonds (Cost $1,399,594)		1,425,358
Shares		Value
INVESTMENT COMPANY — 0.6%
3,381,915	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	3,381,915
Total Investment Company (Cost $3,381,915)		3,381,915
TOTAL INVESTMENTS — 100.9% (Cost $604,182,893)(a)		$612,516,423
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(5,376,685)
NET ASSETS — 100.0%		$607,139,738

(a)	Cost for federal income tax purposes is $604,196,402 and net unrealized appreciation of investments is as follows:

	Unrealized appreciation	$8,831,520
	Unrealized depreciation	(511,499)
	Net unrealized appreciation	$8,320,021

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $58,867,568 which is 9.70% of net assets.
(c)	Variable rate security. Rate shown is the rate as of April 30, 2016.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	Rate shown represents current yield at April 30, 2016.
(f)	This security is considered either fully or partially illiquid.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

GO — General Obligations

MTN — Medium Term Note

REIT — Real Estate Investment Trust

74

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	47.9%
Corporate Bonds	41.4
Municipal Bonds	3.6
Government Bonds	0.2
Asset Backed Securities	6.9
Collateralized Mortgage Obligations	0.3
Other*	(0.3)
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2016
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 97.6%
Alabama — 1.3%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,791,500
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,710,629
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,800,709
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,587,334
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,877,820
		19,767,992
Arizona — 1.0%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	1,113,175
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,380,120
2,500,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	3,060,100
1,000,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	1,201,200
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	2,128,624
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	387,849
2,010,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,110,721
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	225,341
Principal Amount		Value
Arizona (continued)
$2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	$3,340,951
		15,948,081
Arkansas — 0.2%
590,000	Fayetteville School District No 1 Refunding GO (State Aid Withholding), 2.00%, 06/01/16	590,743
2,160,000	Pulaski County Special School District School Improvements GO, (State Aid Withholding), 3.00%, 02/01/17	2,199,593
		2,790,336
California — 4.1%
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,522,660
6,250,000	California State Public Works Board Refunding Revenue Bonds, Series F, 5.00%, 05/01/24	7,848,875
1,150,000	City of Roseville Water Utility Advance Revenue Refunding COP, 5.00%, 12/01/22	1,409,176
9,250,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/23	11,600,610
1,265,000	Los Angeles Department of Water Utility Improvements Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	1,632,748
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,180,645
1,000,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	1,275,800
1,300,000	San Mateo County Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	1,629,095
750,000	State of California Refunding GO, 5.00%, 03/01/23	928,448

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
California (continued)
$8,000,000	State of California Refunding GO, 5.00%, 03/01/24	$10,066,560
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	10,160,640
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	10,072,800
3,000,000	University of California Refunding Revenue Bonds, Series I, 5.00%, 05/15/23	3,748,050
		64,076,107
Colorado — 1.7%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding), 5.00%, 12/01/19	570,629
300,000	City of Commerce Advance Refunding Revenue Bonds. (BAM), 5.00%, 08/01/25	377,315
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	4,954,204
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program), 5.00%, 12/01/24	2,540,000
9,490,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program), 5.00%, 12/01/25	12,184,116
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	125,459
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,103,520
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,449,111
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,662,704
Principal Amount		Value
Colorado (continued)
$370,000	University of Northern Colorado Refunding Revenue Bonds, Series A (State Higher Education Intercept Program), 3.00%, 06/01/16	$370,744
		26,337,802
Connecticut — 2.4%
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/22	3,739,995
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	1,508,063
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	9,963,760
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,504,980
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,075,360
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	6,132,050
5,000,000	Town of Redding School Improvement Refunding GO, 2.00%, 03/15/17	5,052,150
		37,976,358
District Of Columbia — 0.4%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,717,700
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,177,450
		6,895,150
Florida — 2.4%
1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	1,255,740

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Florida (continued)
$5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	$5,251,750
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,472,888
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,195,280
500,000	Florida Water Pollution Control Financing Corp. Water Polution Control Revenue Bonds, Series A, 4.00%, 01/15/17	512,055
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,087,919
1,200,000	Lee County School Board Refunding COP, 5.00%, 08/01/25	1,460,040
4,000,000	Miami-Dade County Refunding GO, Series B, 5.00%, 07/01/24	5,043,200
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,119,140
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	1,834,740
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,337,540
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	554,255
1,975,000	State of Florida Refunding GO, Series A, 4.00%, 01/01/17	2,021,432
		37,145,979
Georgia — 1.7%
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	924,735
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/23	3,258,423
Principal Amount		Value
Georgia (continued)
$2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/24	$2,558,115
395,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 4.00%, 05/01/16	394,999
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	460,133
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,070,760
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,087,226
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,355,925
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,602,500
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,308,176
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	649,171
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,070,299
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,156,696
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,607,445
		26,504,603

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Hawaii — 0.9%
$5,000,000	City & County Honolulu Wastewater System Refunding Revenue Bonds, Junior Series A, 5.00%, 07/01/24	$6,273,500
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,179,620
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	429,719
5,000,000	State of Hawaii Refunding GO, Series EP, 5.00%, 08/01/25	6,298,850
		14,181,689
Idaho — 0.2%
1,000,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/25	1,276,580
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,830,735
		3,107,315
Illinois — 1.2%
1,250,000	Chicago Park District Alternative Revenue Source Refunding GO, 4.00%, 01/01/17	1,270,875
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	922,905
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,381,961
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,561,337
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,739,311
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,193,380
Principal Amount		Value
Illinois (continued)
$2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	$2,413,060
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,794,385
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	897,530
		19,174,744
Indiana — 1.1%
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,059,461
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	670,279
500,000	Carmel 2002 School Building Corp. Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/16	504,375
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	573,115
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	668,707
175,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	176,577
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,582,447

79

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Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Indiana (continued)
$1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	$1,623,281
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,061,300
1,160,000	Indianapolis Local Public Improvements Bond Bank Revenue Bonds, Series B-1, 5.00%, 01/15/17	1,195,867
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	559,365
1,060,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 07/15/16	1,065,279
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	504,175
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	741,622
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	600,079
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,081,490
		17,667,419
Iowa — 0.1%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,095,812
Principal Amount		Value
Kansas — 0.3%
$1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	$1,564,454
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,315,173
		3,879,627
Kentucky — 1.2%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,685,185
8,185,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/16	8,295,170
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	6,174,700
605,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/16	605,617
		18,760,672
Louisiana — 0.3%
375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1, 5.00%, 08/01/26	480,709
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,006,880
2,000,000	State of Louisiana Interstate 49 South Project Revenue Bonds, 5.00%, 09/01/22	2,384,900
		4,872,489
Maine — 0.6%
4,000,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/16	4,072,800

80

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Maine (continued)
$2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/19	$2,535,480
1,315,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	1,324,284
485,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/16(c)	488,429
670,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	702,695
30,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17(c)	31,478
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	194,548
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21(c)	5,964
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(c)	115,822
		9,471,500
Maryland — 0.4%
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,170,660
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,370,811
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,054,470
Principal Amount		Value
Maryland (continued)
$2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	$2,108,940
		5,704,881
Massachusetts — 6.6%
4,000,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 09/23/16	4,007,840
4,000,000	City of Lawrence Refunding GO Notes, Series B, 1.75%, 09/01/16	4,012,000
7,318,882	City of New Bedford Refunding GO Notes, 2.00%, 05/03/17	7,406,196
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A, 5.00%, 07/01/25	8,978,620
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,619,723
4,000,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	4,898,680
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 05/01/19	10,098,180
9,650,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/22	11,794,713
850,000	Commonwealth of Massachusetts Refunding GO, Series A, 5.00%, 08/01/16	859,410
2,000,000	Commonwealth of Massachusetts Refunding GO, Series C (AMBAC), 5.50%, 12/01/24	2,635,780
5,000,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/26/16	5,009,650
4,500,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/05/16	4,507,425

81

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Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$1,000,000	Massachusetts Port Authority Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	$1,002,560
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,111,547
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	612,569
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	4,552,515
1,450,000	Metrowest Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 09/23/16	1,449,130
13,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/05/16	13,019,370
3,685,000	Town of Canton Public Improvements GO, 2.00%, 03/24/17	3,728,852
		102,304,760
Michigan — 1.8%
945,000	Brighton Area School District School Improvements GO, Series I (Q-SBLF), 5.00%, 05/01/16	945,000
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	242,745
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	672,859
1,050,000	Grand Blanc Community Schools Refunding GO, (Q-SBLF), 4.00%, 05/01/16	1,050,000
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	1,524,451
1,000,000	Grand Valley State University & College Improvements Revenue Bonds, Series A, 5.00%, 12/01/23	1,220,890
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	431,719
Principal Amount		Value
Michigan (continued)
$250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	$278,383
1,295,000	Lake Shore Public Schools Refunding GO, (Q-SBLF), 3.00%, 11/01/16	1,308,753
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,484,038
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,155,000
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	836,458
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,358,824
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,373,220
325,000	State of Michigan Environmental Program Refunding GO, Series A, 5.00%, 05/01/16	324,999
5,000,000	State of Michigan Trunk Line Refunding Revenue Bonds, 5.00%, 11/15/16	5,119,050
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	4,943,136
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,045,000
		27,314,525
Minnesota — 1.6%
1,515,000	Cambridge Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/24	1,891,129
910,000	Rockford Independent School District No. 883 Refunding GO (School District Credit Program), 5.00%, 02/01/17	939,020
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,160,576

82

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal
Amount		Value
Minnesota (continued)
$1,875,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	$2,236,875
1,520,000	State of Minnesota Public Improvements COP, 4.50%, 06/01/16	1,524,803
1,000,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	1,228,070
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,740,960
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,391,545
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,574,993
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,183,280
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,250,750
		25,122,001
Mississippi — 0.4%
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	1,970,909
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Interception), 5.00%, 01/01/23	694,340
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds, 5.00%, 11/01/22	376,021
2,000,000	State of Mississippi Public Improvements Revenue Bonds, Series E, 2.00%, 10/15/16	2,011,320
Principal
Amount		Value
Mississippi (continued)
$830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A, 5.00%, 10/01/25	$1,048,257
		6,100,847
Missouri — 1.2%
570,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	650,193
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	345,369
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation), 5.00%, 12/01/26	2,841,213
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	5,036,640
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	538,915
915,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	1,168,986
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,523,284
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,389,860
300,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 4.00%, 03/01/17	308,355

83

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal
Amount		Value
Missouri (continued)
$850,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	$1,069,572
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,231,964
		19,104,351
Montana — 0.2%
2,625,000	Montana Department of Transportation Advance Refunding Revenue Bonds, 4.00%, 06/01/17	2,716,166
Nevada — 0.2%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,959,671
New Hampshire — 0.6%
6,375,000	County of Merrimack Cash Flow Management GO, 1.75%, 12/29/16	6,418,414
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,528,618
		8,947,032
New Jersey — 4.5%
240,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/16	245,141
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	210,737
1,150,000	Burlington County Bridge Commission Governmental Leasing Refunding Revenue Notes, Series A, 2.00%, 04/26/17	1,163,570
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	2,110,800
Principal
Amount		Value
New Jersey (continued)
$735,000	Middlesex County Improvement Authority Regional Educational Services Refunding Revenue Bonds, (County GTY), 3.00%, 07/15/16	$738,396
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	245,779
5,300,000	New Jersey Building Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/16	5,325,758
3,175,000	New Jersey Economic Development Authority Advance Refunding Revenue Bonds, Series XX, 5.00%, 06/15/23	3,548,761
795,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 12/15/16	816,600
560,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 12/15/16	574,475
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(c)	1,174,421
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	433,973
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	5,834,400
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	12,353,291

84

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal
Amount		Value
New Jersey (continued)
$505,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Revenue Bonds, 4.00%, 09/01/16	$510,313
6,225,000	New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund Revenue Bonds, 5.00%, 06/15/16	6,255,254
1,000,000	New Jersey Educational Facilities Authority University and College Improvements Revenue Bonds, 5.00%, 06/15/23	1,120,430
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(c)	25,363
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,177,040
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(c)	15,218
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(c)	43,832
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,477,775
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	11,583,824
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.25%, 12/15/21	2,250,640
2,255,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series D, 5.25%, 12/15/23	2,561,838
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	1,894,161
Principal
Amount		Value
New Jersey (continued)
$1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	$1,698,165
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 06/15/19	539,235
825,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/16	848,843
750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	822,458
2,000,000	State of New Jersey Equipment Lease Purchase Transit Improvement COP, Series A, 5.00%, 06/15/16	2,010,080
		69,610,571
New Mexico — 0.6%
4,805,000	City of Albuquerque General Purpose Public Improvements GO, Series A, 5.00%, 07/01/16	4,840,893
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,009,220
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	260,038
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/16	806,824
3,000,000	State of New Mexico Severance Tax Permanent Fund Public Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	3,021,600
		9,938,575

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal
Amount		Value
New York — 28.6%
$4,300,000	Bridgehampton Union Free School District Cash Flow Management GO, (State Aid Withholding), 1.50%, 06/28/16	$4,304,429
7,500,000	City of New York Advance Refunding GO, Series 2015-A, 5.00%, 08/01/24	9,435,075
10,000,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/25	12,510,100
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,270,400
3,330,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	4,046,250
8,240,000	City of New York Refunding Bonds GO, Series C, 5.00%, 08/01/25	10,483,505
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,270,400
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,157,328
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	789,809
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,927,285
1,870,000	City of New York Refunding GO, Series E, 5.00%, 08/01/16	1,890,738
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,216,320
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	10,540,800
2,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	2,976,975
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	22,479,165
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,397,262
5,000,000	Clarence Central School District Cash Flow Management GO, (State Aid Withholding), 1.75%, 06/28/16	5,005,850
Principal
Amount		Value
New York (continued)
$4,500,000	County of Rockland Cash Flow Management Refunding GO, 2.00%, 03/16/17	$4,541,175
2,175,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/16	2,175,000
505,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/17	509,545
20,000,000	County of Suffolk Cash Flow Management GO, 2.00%, 07/27/16	20,061,000
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,166,880
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,915,250
5,240,000	Geneva City School District Cash Flow Management GO, (State Aid Withholding), 1.00%, 06/17/16	5,240,524
650,000	Metropolitan Transportation Authority Cash Flow Management Revenue Notes, Series A-2C, 2.00%, 02/01/17	656,669
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,302,762
15,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A-1C, 2.00%, 10/01/16	15,090,450
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,284,818
4,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series 2016A-1E/A-2B, 2.00%, 10/01/16	4,024,120
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,753,000

86

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal
Amount		Value
New York (continued)
$1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	$1,284,275
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	3,141,775
11,030,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	14,030,601
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,689,066
595,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/19(c)	666,097
1,605,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/22	1,799,317
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(c)	1,305,128
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	819,996
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	19,135,203
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,337,815
Principal
Amount		Value
New York (continued)
$1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	$1,191,175
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,914,753
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,031,688
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,845,009
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	1,855,048
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18(c)	241,553
4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	4,856,698
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	573,087
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/20	704,004
1,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,470,749
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17(d)	728,245

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal
Amount		Value
New York (continued)
$5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	$5,368,107
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	11,989,400
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	11,324,222
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/22	9,431,743
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	17,586,240
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	919,449
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(c)	16,424
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,856,518
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,302,812
750,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	754,253
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	17,631,900
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	5,156,445
Principal
Amount		Value
New York (continued)
$1,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A (NATL-IBC), 5.88%, 05/15/17	$1,540,680
4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	5,550,885
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,235,859
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	9,698,458
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,152,120
2,850,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series G, 5.00%, 03/15/17	2,958,614
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 4.00%, 06/15/16	2,008,560
3,200,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 10/01/18(c)	3,519,936
2,510,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 10/01/18(c)	2,760,950
3,800,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	4,181,824
2,490,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	2,740,195

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal
Amount		Value
New York (continued)
$1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	$1,474,003
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,643,313
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,584,300
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,128,361
1,000,000	New York State Thruway Authority Refunding Revenue Bonds, 5.00%, 01/01/25	1,250,010
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	415,243
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,362,960
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	2,510,640
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	1,021,670
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,705,471
3,550,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 189, 5.00%, 05/01/23	4,406,367
14,390,000	Sales Tax Asset Receivable Corp. Fiscal 2015 Refunding Revenue Bonds, Series A, 5.00%, 10/15/26	18,124,637
Principal
Amount		Value
New York (continued)
$4,015,000	Town of North Hempstead Cash Flow Management Refunding GO, Series B, 2.00%, 04/04/17	$4,066,151
4,700,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/25	6,035,458
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,746,016
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	1,979,712
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,028,170
		445,212,242
North Carolina — 2.1%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	783,292
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,075,294
475,000	Buncombe County Refunding Revenue Bonds, Series A, 5.00%, 06/01/16	476,686
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,503,237
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,030,869
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,726,510
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	2,954,594
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	637,368
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	717,053
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	799,457

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal
Amount		Value
North Carolina (continued)
$1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds, 5.00%, 12/01/25	$1,280,280
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	389,292
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,393,320
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	12,635,000
1,595,000	Town of Cary Public Improvements GO, 5.00%, 03/01/17	1,653,473
		32,055,725
Ohio — 2.9%
2,500,000	City of Columbus GO, Series A, 5.00%, 02/15/22	3,036,750
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,506,120
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,355,673
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,245,110
1,665,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	2,058,256
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	1,244,860
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,602,635
5,000,000	Ohio State Water Development Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/22	6,103,350
400,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 4.00%, 06/01/16	401,079
Principal
Amount		Value
Ohio (continued)
$320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	$393,222
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,061,320
5,000,000	State of Ohio Highway Improvements GO, Series Q, 5.00%, 05/01/16	5,000,000
8,000,000	State of Ohio Highway Improvements GO, Series R, 4.00%, 05/01/16	8,000,000
210,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	265,115
2,465,000	State of Ohio Public Improvements Revenue Bonds, Series A, 5.00%, 02/01/24	3,058,720
500,000	State of Ohio Refunding GO, Series B, 4.00%, 08/01/16	504,265
3,875,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/16(c)	3,875,000
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,811,431
		44,522,906
Oklahoma — 0.8%
4,400,000	Oklahoma Capital Improvement Authority Refunding Revenue Bonds, Series B, 2.00%, 07/01/16	4,409,900
1,795,000	University of Oklahoma Refunding Revenue Bonds, Series A, 3.00%, 07/01/17	1,841,275
2,500,000	University of Oklahoma Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	3,146,175
2,680,000	University of Oklahoma Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	2,685,869
		12,083,219

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Oregon — 0.5%
$575,000	City of Portland Water System Refunding Revenue Bonds, 5.00%, 10/01/16	$585,563
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,357,135
400,000	Clackamas County School District No 86 Canby Refunding Revenue Bonds GO, Series A, (School Board GTY), 3.00%, 06/15/17	410,503
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	853,248
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,925,095
2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	2,315,434
		7,446,978
Pennsylvania — 0.1%
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/26	1,267,920
Rhode Island — 0.3%
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,567,030
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	748,583
		4,315,613
South Carolina — 1.1%
1,865,000	City of Charleston Waterworks & Sewer System Advance Refunding Revenue Bonds, 5.00%, 01/01/24	2,357,118
Principal Amount		Value
South Carolina (continued)
$4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	$5,471,651
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	904,948
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,253,062
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,881,803
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	368,831
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	760,016
3,500,000	Town of Lexington Waterworks & Sewer System Refunding Revenue Notes, 2.50%, 12/01/16	3,532,760
		17,530,189
Tennessee — 0.1%
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,142,883
Texas — 13.9%
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,334,235
800,000	Austin Independent School District Refunding GO (PSF-GTD), 5.00%, 08/01/16	808,792
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	423,239
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	2,050,227

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/01/25	$1,270,320
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/21	1,198,600
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,162,476
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds, 5.00%, 03/01/24	1,026,444
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	437,189
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	1,542,763
300,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	359,763
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	1,996,502
2,440,000	City of Plano Advance Refunding GO, 5.00%, 09/01/23	3,028,357
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds, 5.00%, 05/01/26	1,513,940
800,000	City of San Antonio Water System Refunding Revenue Bonds, Series A, 3.00%, 05/15/16	800,768
1,430,000	Clear Creek Independent School District GO, (PSF-GTD), Series B, 3.00%, 02/15/35(b)	1,465,292
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,923,751
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	262,590
875,000	County of Bexar Limited Tax Refunding GO, 3.00%, 06/15/16	877,590
Principal Amount		Value
Texas (continued)
$1,200,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	$1,204,932
580,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	582,384
4,410,000	County of Bexar Refunding GO, 5.00%, 06/15/22	5,377,554
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	848,435
1,500,000	County of Denton Advance Refunding GO, 5.00%, 07/15/24	1,882,455
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,183,680
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	449,521
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,124,379
3,140,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-1 (PSF-GTD), 2.00%, 02/15/40(b)	3,152,654
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,098,920
2,000,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	2,524,540
4,450,000	Dallas Independent School District School Improvement School Building GO, (PSF-GTD), Series B-1, 3.00%, 02/15/36(b)	4,531,613
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	1,344,493
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	253,516
8,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(b)	8,659,946

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/25	$1,366,796
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,393,424
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	3,776,400
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	1,874,235
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	533,952
885,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	1,091,895
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	280,325
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	1,762,773
13,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	13,320,840
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,141,340
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	505,639
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,241,698
3,750,000	Houston Independent School District School Improvement Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	4,758,825
Principal Amount		Value
Texas (continued)
$2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	$3,079,626
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/24	733,356
500,000	Kaufman Independent School School Building District Refunding GO, (PSF-GTD), 5.00%, 02/15/25	634,509
5,000,000	Klein Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/01/26	6,318,450
1,750,000	Lamar Consolidated Independent School District School Improvements GO, Series A, (PSF-GTD), 2.00%, 08/15/47(b)	1,757,053
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	2,288,953
1,760,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,206,336
1,335,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	1,712,364
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	4,507,425
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,412,901
1,085,000	Mercedes Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,319,035
1,405,000	Mission Consolidated Independent School District Refunding Revenve Bonds, (PSF-GTD), 3.25%, 02/15/17	1,434,505
8,585,000	North East Independent School District School Improvements GO, Series B, (PSF-GTD), 2.00%, 08/01/42(b)	8,614,790

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,505,000	Northside Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/26	$1,955,115
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,404,915
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	301,655
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,143,233
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/27	933,690
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/23	1,876,696
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/25	3,278,419
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD), 5.00%, 02/15/25	1,257,870
265,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/17(c)	279,395
260,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	274,466
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,120,194
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,258,211
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,350,738
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,270,390
Principal Amount		Value
Texas (continued)
$705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	$896,880
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	156,441
2,695,000	State of Texas Public Finance Authority Refunding GO, 5.00%, 10/01/20	3,154,929
6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	8,309,340
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,443,098
6,950,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/20	8,139,354
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	7,363,090
1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	1,113,175
3,150,000	Tomball Independent School District School Improvements GO, Series B-3, (PSF-GTD), 2.00%, 02/15/43(b)	3,162,695
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	5,954,442
500,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	611,895
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	2,094,574
1,235,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,565,980
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,675,430

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,700,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	$1,954,694
4,580,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,408,659
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,190,723
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	154,748
1,370,000	Wichita Falls Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/25	1,747,271
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD), 5.00%, 02/01/23	1,491,023
		216,062,733
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,242,692
1,085,000	Uintah County School District Refunding GO, (School Board GTY), 5.00%, 02/01/24	1,362,749
		3,605,441
Virginia — 3.5%
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	187,459
5,000,000	County of Arlington Refunding GO, Series B, 5.00%, 08/15/25	6,485,600
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	627,695
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,527,417
Principal Amount		Value
Virginia (continued)
$1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	$1,484,941
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Interception), 5.00%, 09/01/21	2,331,300
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	6,025,500
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,942,199
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,412,925
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/24	3,099,373
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 08/01/25	6,405,300
8,010,000	Virginia Public School Authority School Improvements Revenue Bonds, Series II, 5.00%, 04/15/17	8,347,061
1,150,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,463,490
10,000,000	Virginia Resources Authority Refunding Revenue Bonds, Series B, 5.00%, 10/01/25	12,700,800
		55,041,060
Washington — 3.3%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	1,230,748

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Principal Amount		Value
Washington (continued)
$430,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/23	$533,557
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	104,485
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,693,923
5,500,000	Energy Northwest Refunding Revenue Bonds, 5.00%, 07/01/25	7,022,455
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	820,408
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	736,073
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,323,258
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,659,840
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,475,590
1,000,000	Pierce County School District No 403 Bethel Refunding GO, (School Board GTY), 3.00%, 06/01/16	1,001,970
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	6,261,400
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,451,208
5,000,000	State of Washington Advance Refunding GO, Series B, 5.00%, 07/01/26	6,346,550
1,000,000	State of Washington Public Improvements Advance Refunding COP, (State Higher Education Intercept Program), 3.00%, 07/01/17	1,026,720
Principal Amount		Value
Washington (continued)
$2,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	$2,437,880
9,375,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/16	9,508,969
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,669,510
1,435,000	Washington Health Care Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/15/24	1,791,755
		51,096,299
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	130,551
Wisconsin — 1.0%
3,000,000	Milwaukee Redevelopment Authority Public Schools Refunding Revenue Bonds, 4.00%, 08/01/16	3,023,760
1,925,000	State of Wisconsin Public Improvements GO, Series A, 5.00%, 05/01/16	1,925,000
10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	10,000,000
		14,948,760
Total Municipal Bonds (Cost $1,475,876,052)		1,516,939,574
U.S. GOVERNMENT SECURITIES — 1.0%
U.S. Treasury Notes — 1.0%
450,000	0.38%, 10/31/2016	449,895
1,700,000	1.00%, 09/30/2016	1,704,184
13,200,000	2.25%, 11/15/2024	13,726,456
Total U.S. Government Securities (Cost $15,315,340)		15,880,535

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2016
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 5.7%
88,881,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$88,881,600
Total Investment Company (Cost $88,881,600)		88,881,600
TOTAL INVESTMENTS — 104.3% (Cost $1,580,072,992)(a)		$1,621,701,709
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(67,446,752)
NET ASSETS — 100.0%		$1,554,254,957

(a)	Cost for federal income tax purposes is $1,580,112,434 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$42,630,723
Unrealized depreciation	(1,041,448)
Net unrealized appreciation	$41,589,275

(b)	Variable rate security. Rate shown is the rate as of April 30, 2016.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at April 30, 2016.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

NATL-IBC — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.3%
Arizona	1.0%
Arkansas	0.2%
California	4.1%
Colorado	1.7%
Connecticut	2.4%
District Of Columbia	0.4%
Florida	2.4%
Georgia	1.7%
Hawaii	0.9%
Idaho	0.2%
Illinois	1.2%
Indiana	1.1%
Iowa	0.1%
Kansas	0.3%
Kentucky	1.2%
Louisiana	0.3%
Maine	0.6%
Maryland	0.4%
Massachusetts	6.6%
Michigan	1.8%
Minnesota	1.6%
Mississippi	0.4%
Missouri	1.2%
Montana	0.2%
Nevada	0.2%
New Hampshire	0.6%
New Jersey	4.5%
New Mexico	0.6%
New York	28.6%
North Carolina	2.1%
Ohio	2.9%
Oklahoma	0.8%
Oregon	0.5%
Pennsylvania	0.1%
Rhode Island	0.3%
South Carolina	1.1%
Tennessee	0.1%
Texas	13.9%
Utah	0.2%
Virginia	3.5%
Washington	3.3%
West Virginia	0.0%
Wisconsin	1.0%
Other*	2.4%
100.0%

*	Includes cash and equivalents, investment companies, U.S. government securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

97

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP FUND
ASSETS:
Investments, at fair value	$1,164,864,677	$13,927,578,933	$5,387,368,911
Foreign currency, at value (Cost $0, $412,738 and $4,891,763, respectively)	—	411,458	5,036,080
Cash	115	688	—
Due from brokers for collateral	—	28,340,000	6,710,000
Dividends and interest receivable	2,828,506	45,414,498	10,414,419
Receivable for Fund shares sold	1,208,667	7,141,197	3,528,422
Receivable for investments sold	20,758,545	16,414,141	3,837,893
Prepaid expenses	26,982	68,669	47,453
Total Assets	1,189,687,492	14,025,369,584	5,416,943,178
LIABILITIES:
Payable to brokers for collateral	—	—	600,000
Bank overdraft	—	—	3,987
Payable for Fund shares redeemed	195,329	11,215,014	3,918,854
Payable for investments purchased	14,810,408	31,683,073	6,007,581
Unrealized depreciation on forward foreign currency exchange contracts	—	42,216,794	9,403,382
Deferred tax liability payable (Note 9)	—	613,729	27,586
Accrued expenses and other payables:
Investment advisory	652,350	9,614,931	3,652,851
Administration	46,404	535,518	205,704
Shareholder servicing fee	196,275	2,364,030	902,295
Custody	25,665	363,218	287,455
Legal and Audit	22,564	237,218	116,479
Other	14,463	174,613	150,343
Total Liabilities	15,963,458	99,018,138	25,276,517
NET ASSETS	$1,173,724,034	$13,926,351,446	$5,391,666,661
NET ASSETS consist of:
Capital paid-in	$1,110,727,892	$12,266,541,883	$4,237,693,601
Accumulated undistributed (distributions in excess of) net investment income	2,416,366	40,057,699	(6,227,893)
Accumulated undistributed net realized gain/ (loss) on investments and foreign currency transactions	(22,693,841)	35,086,173	181,357,221
Net unrealized appreciation on investments and foreign currency transactions	83,273,617	1,584,665,691	978,843,732
NET ASSETS	$1,173,724,034	$13,926,351,446	$5,391,666,661
Net Asset Value, maximum offering price and redemption price per share	$13.40	$12.56	$15.14
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	87,593,865	1,109,091,920	356,025,085
INVESTMENTS, AT COST	$1,081,638,012	$12,300,547,384	$4,399,543,452

See Notes to Financial Statements.

98

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2016 (Unaudited)

STRATEGIC OPPORTUNITIES FUND[a]
ASSETS:
Investments, at fair value	$6,914,310,736
Foreign currency, at value (Cost $433,020)	379,163
Cash	22,616
Segregated cash for futures contracts (Note 6)	24,784,289
Segregated cash for options written	57,543,720
Due from brokers for collateral	14,890,000
Structured option contracts, at value (premium received $6,973,896)	98,722,618
Dividends and interest receivable	12,148,926
Receivable for Fund shares sold	4,328,342
Receivable for investments sold	54,724,012
Unrealized appreciation on swap contracts	9,116,230
Unrealized appreciation on forward foreign currency exchange contracts	42,663,536
Variation margin	5,653,129
Prepaid expenses	49,234
Total Assets	7,239,336,551
LIABILITIES:
Payable to brokers for collateral	39,390,000
Securities sold short, at value (premium received $38,639,227)	42,906,700
Written option contracts, at value (premium received $4,913,089)	5,348,140
Structured option contracts, at value (premium received $361,084)	95,522,980
Payable for Fund shares redeemed	7,633,965
Payable for investments purchased	63,119,699
Unrealized depreciation on swap contracts	9,500,551
Unrealized depreciation on forward foreign currency exchange contracts	32,019,012
Deferred tax liability payable (Note 9)	160,818
Accrued expenses and other payables:
Investment advisory	5,336,818
Administration	269,790
Shareholder servicing fee	1,166,986
Custody	82,017
Legal and Audit	236,580
Other	162,688
Total Liabilities	302,856,744
NET ASSETS	$6,936,479,807
NET ASSETS consist of:
Capital paid-in	$7,109,717,225
Accumulated undistributed net investment income	23,009,178
Accumulated undistributed net realized loss on investments, securities sold short, futures contracts, swap contracts, written options and foreign currency transactions	(184,668,365)
Net unrealized appreciation on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	(11,578,231)
NET ASSETS	$6,936,479,807
Net Asset Value, maximum offering price and redemption price per share	$7.18
Number of shares authorized	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	965,884,656
INVESTMENTS, AT COST	$6,926,035,762

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

99

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2016 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value	$612,516,423	$1,621,701,709
Cash	64	41
Dividends and interest receivable	2,920,992	15,684,156
Receivable for Fund shares sold	397,162	1,757,775
Receivable for investments sold	2,157,225	—
Prepaid expenses	27,444	43,933
Total Assets	618,019,310	1,639,187,614
LIABILITIES:
Payable for Fund shares redeemed	126,115	119,849
Payable for investments purchased	10,418,494	84,023,046
Accrued expenses and other payables:
Investment advisory	223,932	521,259
Administration	24,588	60,093
Shareholder servicing fee	50,689	130,781
Custody	7,604	19,617
Legal and Audit	16,469	31,889
Other	11,681	26,123
Total Liabilities	10,879,572	84,932,657
NET ASSETS	$607,139,738	$1,554,254,957
NET ASSETS consist of:
Capital paid-in	$605,151,091	$1,505,937,564
Accumulated undistributed net investment income	171,134	1,879,763
Accumulated undistributed net realized gain/(loss) on investments	(6,516,017)	4,808,913
Net unrealized appreciation on investments	8,333,530	41,628,717
NET ASSETS	$607,139,738	$1,554,254,957
Net Asset Value, maximum offering price and redemption price per share	$11.31	$12.15
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	53,692,934	127,903,642
INVESTMENTS, AT COST	$604,182,893	$1,580,072,992

See Notes to Financial Statements.

100

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2016 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP FUND
INVESTMENT INCOME:
Interest	$12,952	$297,449	$279,757
Dividends	11,241,353	139,365,670	42,929,403
Foreign tax withheld	(506,735)	(8,195,886)	(2,028,915)
Total investment income	10,747,570	131,467,233	41,180,245
EXPENSES:
Investment advisory fees	3,670,286	54,827,667	21,723,162
Shareholder servicing fees	1,098,429	13,472,542	5,111,332
Administration and Accounting fees	261,010	3,060,561	1,168,857
Custodian fees	272,563	2,139,536	844,454
Directors fees and expenses	13,541	162,428	64,188
Insurance premiums	13,092	40,348	22,299
Interest expense	—	—	487
Legal and Audit fees	33,204	376,126	166,806
Printing and postage fees	5,212	63,090	24,412
Registration fees	22,956	81,034	17,536
Transfer agent fees	64,521	712,704	277,554
Miscellaneous expenses	8,150	34,907	185,974
Total expenses	5,462,964	74,970,943	29,607,061
Expenses waived by Adviser (Note 7)	—	—	(1,238,681)
Net expenses	5,462,964	74,970,943	28,368,380
NET INVESTMENT INCOME	5,284,606	56,496,290	12,811,865
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gains/(loss) on:
Investments	(22,639,060)	71,080,631	186,737,295
Foreign currency transactions	2,839	(10,109,831)	884,313
Net change in unrealized appreciation/(depreciation) on:
Investments	6,141,069	(196,211,673)	(129,164,362)
Foreign currency transactions	48,072	(57,305,304)	(14,245,142)
Foreign deferred taxes on unrealized appreciation	—	(468,158)	106,926
Net realized and change in unrealized gain (loss) on investments, foreign currency transactions, net of foreign taxes	(16,447,080)	(193,014,335)	44,319,030
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,162,474)	$(136,518,045)	$57,130,895

See Notes to Financial Statements.

101

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2016 (Unaudited)

STRATEGIC OPPORTUNITIES FUND[a]
INVESTMENT INCOME:
Interest	$54,023,025
Dividends	39,020,502
Foreign tax withheld	(321,174)
Total investment income	92,722,353
EXPENSES:
Investment advisory fees	34,385,288
Shareholder servicing fees	6,688,513
Administration and Accounting fees	1,551,470
Custodian fees	301,054
Directors fees and expenses	83,260
Insurance premiums	25,889
Interest expense	18,959
Legal and Audit fees	371,164
Printing and postage fees	34,163
Registration fees	83,368
Transfer agent fees	360,183
Miscellaneous expenses	173,774
Total expenses	44,077,085
Expenses waived by Adviser (Note 7)	(3,842,188)
Net expenses	40,234,897
NET INVESTMENT INCOME	52,487,456
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gain/(loss) on:
Investments	(165,621,851)
Futures contracts	(31,046,897)
Swap agreements	(3,910,385)
Written options and structured options	45,944,322
Foreign currency transactions	(23,546,763)
Net change in unrealized appreciation/(depreciation) on:
Investments	35,184,842
Securities sold short	(4,267,473)
Futures contracts	(4,376,087)
Swap agreements	4,870,141
Written options and structured options	(95,004,348)
Foreign currency transactions	15,274,078
Foreign deferred taxes on unrealized appreciation	(31,569)
Net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of foreign taxes	(226,531,990)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(174,044,534)

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

102

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2016 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$4,804,815	$14,046,686
Dividends	1,580	11,071
Total investment income	4,806,395	14,057,757
EXPENSES:
Investment advisory fees	1,291,343	2,953,985
Shareholder servicing fees	583,171	1,473,706
Administration and Accounting fees	141,948	339,629
Custodian fees	43,738	110,528
Directors fees and expenses	7,185	17,591
Insurance premiums	11,882	13,608
Legal and Audit fees	19,976	41,605
Printing and postage fees	2,610	6,742
Registration fees	13,565	23,203
Transfer agent fees	36,711	79,602
Miscellaneous expenses	8,480	32,677
Total expenses	2,160,609	5,092,876
Expenses waived by Shareholder Servicing Agent (Note 7)	(291,586)	(736,853)
Net expenses	1,869,023	4,356,023
NET INVESTMENT INCOME	2,937,372	9,701,734
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	910,935	4,849,404
Net change in unrealized appreciation on:
Investments	5,506,200	15,518,614
Net realized and change in unrealized gain on investments	6,417,135	20,368,018
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,354,507	$30,069,752

See Notes to Financial Statements.

103

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	LARGE CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015
	(Unaudited)
FROM OPERATIONS:
Net investment income	$5,284,606	$11,616,965
Net realized gain (loss) on investments and foreign currency transactions	(22,636,221)	12,939,455
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	6,189,141	(47,525,792)
Net increase (decrease) in net assets resulting from operations	(11,162,474)	(22,969,372)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,767,618)	(13,732,039)
Capital gains	(13,076,789)	(44,983,869)
Net decrease in net assets from distributions	(25,844,407)	(58,715,908)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	141,268,508	270,970,429
Reinvestment of distributions	13,209,958	28,093,739
Value of capital stock redeemed	(89,639,916)	(100,859,768)
Net increase (decrease) in net assets resulting from capital stock transactions	64,838,550	198,204,400
Net increase (decrease) in net assets	27,831,669	116,519,120
NET ASSETS:
Beginning of period	1,145,892,365	1,029,373,245
End of period	$1,173,724,034	$1,145,892,365
Undistributed (distributions in excess of) net investment income	$2,416,366	$9,899,378
CAPITAL SHARE TRANSACTIONS:
Shares sold	11,107,879	18,673,538
Shares issued as reinvestment of distributions	1,012,257	2,032,832
Shares redeemed	(6,873,322)	(6,977,713)
Net increase (decrease) in shares outstanding	5,246,814	13,728,657

See Notes to Financial Statements.

104

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP FUND
FOR THE PERIOD ENDED APRIL 30, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015	FOR THE PERIOD ENDED APRIL 30, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015
(Unaudited)		(Unaudited)

$56,496,290	$120,773,254	$12,811,865	$31,818,245
60,970,800	185,132,408	187,621,608	587,562,084
(253,985,135)	(71,168,287)	(143,302,578)	(459,499,891)
(136,518,045)	234,737,375	57,130,895	159,880,438

(109,206,576)	(92,723,523)	(41,515,802)	(48,279,762)
(212,416,103)	(324,269,763)	(228,201,194)	(558,353,084)

(321,622,679)	(416,993,286)	(269,716,996)	(606,632,846)

1,034,091,150	2,504,726,596	496,438,864	580,123,538
166,548,307	187,760,218	159,969,805	324,318,415
(957,548,453)	(993,415,783)	(501,764,601)	(1,393,863,779)

243,091,004	1,699,071,031	154,644,068	(489,421,826)
(215,049,720)	1,516,815,120	(57,942,033)	(936,174,234)

14,141,401,166	12,624,586,046	5,449,608,694	6,385,782,928
$13,926,351,446	$14,141,401,166	$5,391,666,661	$5,449,608,694
$40,057,699	$92,767,985	$(6,227,893)	$22,476,044

85,701,059	191,745,138	35,149,374	35,407,151
13,388,127	15,032,844	10,860,136	19,926,717
(77,233,854)	(75,657,222)	(33,596,397)	(85,305,805)
21,855,332	131,120,760	12,413,113	(29,971,937)

See Notes to Financial Statements.

105

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	STRATEGIC OPPORTUNITIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2016[a]	FOR THE YEAR ENDED OCTOBER 31, 2015[a]
	(Unaudited)
FROM OPERATIONS:
Net investment income	$52,487,456	$75,866,802
Net realized gain (loss) on investments, securities sold short, swap agreements, futures contracts, written options, foreign capital gains tax and foreign currency transactions	(178,181,574)	161,840,922
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of foreign deferred taxes	(48,350,416)	(215,432,223)
Net increase/(decrease) in net assets resulting from operations	(174,044,534)	22,275,501
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(105,784,964)	(117,060,603)
Capital gains	(128,054,530)	(301,239,367)
Net decrease in net assets from distributions	(233,839,494)	(418,299,970)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	807,443,462	2,310,376,160
Reinvestment of distributions	112,339,998	145,499,270
Value of capital stock redeemed	(671,175,520)	(562,647,104)
Net increase in net assets resulting from capital stock transactions	248,607,940	1,893,228,326
Net increase/(decrease) in net assets	(159,276,088)	1,497,203,857
NET ASSETS:
Beginning of period	7,095,755,895	5,598,552,038
End of period	$6,936,479,807	$7,095,755,895
Undistributed net investment income	$23,009,178	$76,306,686
CAPITAL SHARE TRANSACTIONS:
Shares sold	115,776,013	297,763,432
Shares issued as reinvestment of distributions	15,410,151	19,094,392
Shares redeemed	(92,272,450)	(72,368,368)
Net increase in shares outstanding	38,913,714	244,489,456

[a]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

106

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015	FOR THE PERIOD ENDED APRIL 30, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015
(Unaudited)		(Unaudited)

$2,937,372	$6,022,443	$9,701,734	$16,921,764
910,935	1,337,614	4,849,404	1,455,987

5,506,200	(1,044,658)	15,518,614	1,812,451
9,354,507	6,315,399	30,069,752	20,190,202

(3,429,749)	(7,734,614)	(9,511,848)	(16,554,029)
—	—	(1,416,604)	(5,448,869)
(3,429,749)	(7,734,614)	(10,928,452)	(22,002,898)

66,333,038	153,102,338	242,665,388	356,508,102
1,730,498	3,117,561	2,989,152	5,275,133
(50,052,880)	(135,312,765)	(85,584,040)	(311,036,793)
18,010,656	20,907,134	160,070,500	50,746,442
23,935,414	19,487,919	179,211,800	48,933,746

583,204,324	563,716,405	1,375,043,157	1,326,109,411
$607,139,738	$583,204,324	$1,554,254,957	$1,375,043,157
$171,134	$663,511	$1,879,763	$1,689,877

5,903,036	13,624,788	20,133,971	29,807,851
155,116	278,937	249,266	442,391
(4,469,752)	(12,034,135)	(7,088,111)	(25,955,796)
1,588,400	1,869,590	13,295,126	4,294,446

See Notes to Financial Statements.

107

Old Westbury Funds, Inc.
Large Cap Core Fund
Financial Highlights

      For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2016	YEAR ENDED OCTOBER 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.92	$15.00	$13.92	$11.53	$11.13	$11.48

Investment operations:
Net investment income	0.06 [a]	0.15 [a]	0.21 [a]	0.24 [a]	0.19 [a]	0.06 [a]
Net realized and unrealized gains/(losses) on investments	(0.26)	(0.41)	1.08	2.38	0.25	(0.35)
Total from investment operations	(0.20)	(0.26)	1.29	2.62	0.44	(0.29)

Distributions:
Net investment income	(0.16)	(0.19)	(0.21)	(0.23)	(0.04)	(0.06)
Net realized gains	(0.16)	(0.63)	—	—	—	—
Total distributions	(0.32)	(0.82)	(0.21)	(0.23)	(0.04)	(0.06)
Net asset value, end of period	$13.40	$13.92	$15.00	$13.92	$11.53	$11.13
Total return	(1.4)%[b]	(1.7)%	9.4%	23.1%	3.9%	(2.6)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,173,724	$1,145,892	$1,029,373	$835,858	$569,710	$511,286
Ratio of expenses to average net assets before expense waivers	0.99%[c,d]	1.01%	1.04%	1.06%	1.07%	1.00%[d]
Ratio of expenses to average net assets after expense waivers	0.99%[c]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.96%[c]	1.02%	1.46%	1.91%	1.69%	0.46%
Portfolio turnover rate	21%[b]	43%	43%	63%	86%	72%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

108

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

      For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2016	YEAR ENDED OCTOBER 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.01	$13.20	$12.09	$9.69	$9.12	$10.11

Investment operations:
Net investment income	0.05 [a]	0.12 [a]	0.10 [a]	0.11 [a]	0.09 [a]	0.13 [a]
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	(0.20)	0.13	1.09	2.36	0.63	(1.04)
Total from investment operations	(0.15)	0.25	1.19	2.47	0.72	(0.91)

Distributions:
Net investment income	(0.10)	(0.10)	(0.08)	(0.07)	(0.15)	(0.08)
Net realized gains	(0.20)	(0.34)	—	—	—	—
Total distributions	(0.30)	(0.44)	(0.08)	(0.07)	(0.15)	(0.08)
Net asset value, end of period	$12.56	$13.01	$13.20	$12.09	$9.69	$9.12
Total return	(1.1)%[b]	2.0%	9.9%	25.7%	8.0%	(9.1)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$13,926,351	$14,141,401	$12,624,586	$9,564,418	$4,145,804	$2,444,714
Ratio of expenses to average net assets before expense waivers	1.11%[c,d]	1.11%[d]	1.12%[d]	1.15%[d]	1.18%	1.08%
Ratio of expenses to average net assets after expense waivers	1.11%[c]	1.11%	1.12%	1.15%	1.15%	1.05%
Ratio of net investment income to average net assets	0.84%[c]	0.88%	0.82%	1.00%	0.93%	1.29%
Portfolio turnover rate	26%[b]	61%	51%	42%	55%	158%[e]

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.
[e]	The significant increase in rate is due to repositioning in October 2011 to reflect change in investment strategy.

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Financial Highlights

      For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2016	YEAR ENDED OCTOBER 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.86	$17.09	$17.30	$14.64	$14.34	$14.78

Investment operations:
Net investment income	0.04 [a]	0.09 [a]	0.12 [a]	0.12 [a]	0.11 [a]	0.09 [a]
Net realized and unrealized gains on investments, foreign currency transactions and deferred taxes	0.04	0.40	0.83	3.61	0.95	0.14
Total from investment operations	0.08	0.49	0.95	3.73	1.06	0.23

Distributions:
Net investment income	(0.12)	(0.13)	(0.13)	(0.16)	(0.10)	(0.08)
Net realized gains	(0.68)	(1.59)	(1.03)	(0.91)	(0.66)	(0.59)
Total distributions	(0.80)	(1.72)	(1.16)	(1.07)	(0.76)	(0.67)
Net asset value, end of period	$15.14	$15.86	$17.09	$17.30	$14.64	$14.34
Total return	0.7%[b]	2.9%	5.7%	26.8%	8.0%	1.3%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,391,667	$5,449,609	$6,385,783	$6,624,651	$4,876,907	$4,737,627
Ratio of expenses to average net assets before expense waivers	1.16%[c,d]	1.16%[d]	1.15%[d]	1.16%[d]	1.17%[d]	1.18%[d]
Ratio of expenses to average net assets after expense waivers	1.11%[c]	1.11%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	0.50%[c]	0.56%	0.67%	0.73%	0.78%	0.62%
Portfolio turnover rate	16%[b]	50%	38%	31%	28%	37%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statement of Operations and expense ratio.

See Notes to Financial Statements.

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Financial Highlights

      For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2016[a]	YEAR ENDED OCTOBER 31,
	(Unaudited)	2015[a]	2014	2013	2012	2011
Net asset value, beginning of period	$7.65	$8.20	$8.24	$7.51	$7.23	$7.99

Investment operations:
Net investment income	0.06 [b]	0.09 [b]	0.09 [b]	0.15 [b]	0.22 [b]	0.32 [b]
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	(0.27)	(0.02)	0.36	0.76	0.41	(0.48)
Total from investment operations	(0.21)	0.07	0.45	0.91	0.63	(0.16)

Distributions:
Net investment income	(0.12)	(0.17)	(0.27)	(0.18)	(0.35)	(0.60)
Net realized gains	(0.14)	(0.45)	(0.22)	—	—	—
Total distributions	(0.26)	(0.62)	(0.49)	(0.18)	(0.35)	(0.60)
Net asset value, end of period	$7.18	$7.65	$8.20	$8.24	$7.51	$7.23
Total return	(2.9)%[c]	0.9%	5.9%	12.3%	9.4%	(2.4)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$6,936,480	$7,095,756	$5,598,552	$5,737,691	$7,023,142	$4,383,994
Ratio of expenses to average net assets before expense waivers	1.32%[d,e]	1.32%[e]	1.32%[e]	1.32%[e]	1.35%[e]	1.36%[e]
Ratio of expenses to average net assets after expense waivers	1.20%[d]	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.57%[d]	1.16%	1.14%	1.97%	3.09%	4.07%
Portfolio turnover rate	49%[c]	70%	82%	61%	122%	84%

[a]	Consolidated Financial Highlights.
[b]	Calculated using the average shares method for the period.
[c]	Not Annualized.
[d]	Annualized.
[e]	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statement of Operations and expense ratio.

See Notes to Financial Statements.

111

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

      For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2016	YEAR ENDED OCTOBER 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.19	$11.22	$11.34	$11.66	$11.80	$11.94

Investment operations:
Net investment income	0.06 [a]	0.12 [a]	0.11 [a]	0.14 [a]	0.20 [a]	0.27 [a]
Net realized and unrealized gains/(losses) on investments	0.13	— [b]	(0.01)	(0.18)	0.20	(0.06)
Total from investment operations	0.19	0.12	0.10	(0.04)	0.40	0.21

Distributions:
Net investment income	(0.07)	(0.15)	(0.20)	(0.22)	(0.28)	(0.32)
Net realized gains	—	—	(0.02)	(0.06)	(0.26)	(0.03)
Total distributions	(0.07)	(0.15)	(0.22)	(0.28)	(0.54)	(0.35)
Net asset value, end of period	$11.31	$11.19	$11.22	$11.34	$11.66	$11.80
Total return	1.7%[c]	1.1%	0.9%	(0.3)%	3.5%	1.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$607,140	$583,204	$563,716	$533,444	$491,311	$457,065
Ratio of expenses to average net assets before expense waivers	0.74%[d]	0.74%	0.75%	0.75%	0.76%	0.76%
Ratio of expenses to average net assets after expense waivers	0.64%[d]	0.64%	0.65%	0.65%	0.66%	0.66%
Ratio of net investment income to average net assets	1.01%[d]	1.03%	0.94%	1.26%	1.69%	2.29%
Portfolio turnover rate	28%[c]	67%	65%	78%	64%	76%

[a]	Calculated using the average shares method for the period.
[b]	Amount is less than $0.005 per share.
[c]	Not Annualized.
[d]	Annualized.

See Notes to Financial Statements.

112

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

      For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2016	YEAR ENDED OCTOBER 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.00	$12.02	$11.96	$12.33	$11.96	$12.19

Investment operations:
Net investment income	0.08 [a]	0.15 [a]	0.14 [a]	0.17 [a]	0.19 [a]	0.21 [a]
Net realized and unrealized gains/(losses) on investments	0.16	0.03	0.10	(0.25)	0.40	(0.16)
Total from investment operations	0.24	0.18	0.24	(0.08)	0.59	0.05

Distributions:
Net investment income	(0.08)	(0.15)	(0.15)	(0.17)	(0.19)	(0.22)
Net realized gains	(0.01)	(0.05)	(0.03)	(0.12)	(0.03)	(0.06)
Total distributions	(0.09)	(0.20)	(0.18)	(0.29)	(0.22)	(0.28)
Net asset value, end of period	$12.15	$12.00	$12.02	$11.96	$12.33	$11.96
Total return	2.0%[b]	1.5%	2.0%	(0.7)%	5.0%	0.5%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,554,255	$1,375,043	$1,326,109	$1,244,693	$1,098,750	$936,056
Ratio of expenses to average net assets before expense waivers	0.69%[c]	0.70%	0.70%	0.71%	0.73%	0.73%
Ratio of expenses to average net assets after expense waivers	0.59%[c]	0.60%	0.60%	0.61%	0.63%	0.63%
Ratio of net investment income to average net assets	1.32%[c]	1.28%	1.20%	1.38%	1.55%	1.79%
Portfolio turnover rate	18%[b]	31%	55%	51%	34%	64%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

113

Old Westbury Funds, Inc.
Notes To Financial Statements
April 30, 2016 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2016, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”) or the (“Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of April 30, 2016, the Subsidiary represented $94,318,466 or 1.36% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

114

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

In August 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” Under GAAP, a reporting entity’s continued existence is the basis for preparing financial statements as a going concern (commonly referred to as the going concern basis of accounting) unless and until the entity’s liquidation becomes imminent. This ASU provides guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures in the entity’s financial statements. The ASU becomes effective for all entities for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available.

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In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 27 days during the six months ended April 30, 2016. As a result, on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2016, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the six months ended April 30, 2016.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

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The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2016, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, swap agreements, futures contracts and written options in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

F. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as

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an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of April 30, 2016, the Strategic Opportunities Fund held no collectibles.

G. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way

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in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund and Strategic Opportunities Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market, Credit and Counterparty Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has recently ended this quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

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•     Level 1 - quoted prices in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2016 is as follows:

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(d)	Total
Large Cap Core Fund
Equity Securities(b)	$1,067,539,839(a	)	$—		$—	$1,067,539,839
U.S. Government Agencies			18,873,738			18,873,738
Investment Company	78,451,100		—		—	78,451,100
Total	$1,145,990,939		$18,873,738		$—	$1,164,864,677
Large Cap Strategies Fund
Equity Securities:(b)	$12,455,171,076(a	)	$94,050,140(e	)	$—	$12,549,221,216
Exchange Traded Funds	970,815,960(a	)	—		—	970,815,960
U.S. Government Agencies	—		203,415,257		—	203,415,257
Investment Company	204,126,500		—		—	204,126,500
Other Financial Instruments - Liabilities*
Foreign currency exchange contracts	—		(42,216,794)		—	(42,216,794)
Total	$13,630,113,536		$255,248,603		$—	$13,885,362,139
Small & Mid Cap Fund
Equity Securities:(b)
Australia	$108,125,901		$—		$25,891	$108,151,792
Austria	9,915,736		—		—	9,915,736
Belgium	21,572,929		—		—	21,572,929
Bermuda	42,825,560		—		—	42,825,560
Brazil	17,371,593		624,199		38,567	18,034,359
Cambodia	297,645		—		—	297,645
Canada	95,041,248		39		—	95,041,287
Chile	2,192,212		—		—	2,192,212
China	59,755,594		—		267,178	60,022,772
Curacao	—		2,526,800		—	2,526,800
Denmark	31,203,519		—		—	31,203,519
Faeroe Islands	273,186		—		—	273,186
Finland	20,659,102		—		1,066	20,660,168
France	129,037,795		—		—	129,037,795
Georgia	137,087		—		—	137,087
Germany	146,757,566		—		—	146,757,566
Gibraltar	73,789		—		—	73,789
Greece	1,220,860		—		—	1,220,860
Guernsey	2,736		—		—	2,736
Hong Kong	49,957,957		—		328,986	50,286,943
Hungary	17,221		—		—	17,221
India	63,071,492		—		64,767	63,136,259
Indonesia	24,006,514		—		3,697	24,010,211
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		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs(d)	Total
Ireland	$29,707,603	$—	$—	$29,707,603
Isle of Man	125,650	—	—	125,650
Israel	88,033,313	—	—	88,033,313
Italy	33,803,558	—	—	33,803,558
Japan	416,148,894	—	—	416,148,894
Jersey Channel Islands	2,065,204	—	—	2,065,204
Luxembourg	14,243,402	—	—	14,243,402
Malaysia	23,558,261	—	—	23,558,261
Malta	397,571	—	—	397,571
Martinique	140,520	—	—	140,520
Mexico	22,244,793	5	—	22,244,798
Monaco	168,267	—	—	168,267
Mongolia	2,783	—	—	2,783
Netherlands	36,128,041	—	—	36,128,041
New Zealand	35,490,632	—	—	35,490,632
Norway	4,360,399	—	—	4,360,399
Peru	3,514,704	—	—	3,514,704
Philippines	11,036,521	—	—	11,036,521
Poland	3,056,795	—	—	3,056,795
Portugal	3,587,393	—	—	3,587,393
Singapore	66,763,500	—	—	66,763,500
South Africa	20,321,294	—	447	20,321,741
South Korea	44,425,512	—	359,772	44,785,284
Spain	39,264,430	61,371	—	39,325,801
Swaziland	10,143	—	—	10,143
Sweden	54,346,429	9,593	—	54,356,022
Switzerland	80,246,889	—	—	80,246,889
Taiwan	37,734,950	—	475	37,735,425
Thailand	—	11,763,036	270,083	12,033,119
Turkey	2,603,623	—	—	2,603,623
Ukraine	158,895	—	—	158,895
United Arab Emirates	574,075	—	—	574,075
United Kingdom	246,640,387	40	361	246,640,788
United States	2,565,162,181	—	—	2,565,162,181
Total Equities	$4,709,583,854	$14,985,083	$1,361,290	$4,725,930,227
Exchange Traded Funds	271,156,532	—	—	271,156,532
Investment Company	41,802,100	—	—	41,802,100
Rights/Warrants
Brazil	289	152	—	441
Germany	1,198	—	—	1,198
Hong Kong	1,860	—	—	1,860
Malaysia	73,128	—	—	73,128
Singapore	9,654	—	—	9,654
South Korea	—	4,384	—	4,384
Thailand	—	34,443	—	34,443
Total Rights/Warrants	$86,129	$38,979	$—	$125,108
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			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(d)		Total
U.S. Government Agencies	$—		$295,648,791		$—		$295,648,791
Cash Sweep	52,706,153		—		—		52,706,153

Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—		(9,403,382)		—		(9,403,382)
Total	$5,075,334,768		$301,269,471		$1,361,290		$5,377,965,529

Strategic Opportunities Fund
Equity Securities:(b)
Belgium	$4,662,491		$—		$—		$4,662,491
Bermuda	25,253,297		—		—		25,253,297
Canada	3,282,596		—		—		3,282,596
China	6,409,550		—		—		6,409,550
Hong Kong	40,981,595		—		44,417		41,026,012
Ireland	5,329,042		—		—		5,329,042
Japan	124,948,081		—		—		124,948,081
Malaysia	12,184,287		—		—		12,184,287
Pakistan	3,136,908		—		—		3,136,908
Singapore	13,679,583		—		—		13,679,583
South Korea	21,173,845		—		—		21,173,845
Switzerland	11,678,935		—		—		11,678,935
Taiwan	6,651,815		—		—		6,651,815
Thailand	—		240,469		—		240,469
United Kingdom	6,221,999		—		—		6,221,999
United States	398,369,124		—		258,750		398,627,874
Total Equities	$683,963,148		$240,469		$303,167		$684,506,784
Master Limited Partnerships	34,466,585		—		—		34,466,585
Closed-End Funds	397,361,640(a	)	—		—		397,361,640
Exchange Traded Funds	127,905,105(a	)	—		—		127,905,105
Preferred Stock	12,549,596(a	)	—		—		12,549,596
Bank Loans	—		7,926,000(a	)	—		7,926,000
Corporate Bonds	—		552,826,810(a	)	2,174,162(c	)	555,000,972
Government Bonds	—		116,433,816(a	)	—		116,433,816
Asset-Backed Securities	—		588,149,272(a	)	—		588,149,272
Non-Agency Mortgage-Backed Securities	—		590,631,231(a	)	—		590,631,231
U.S. Government Agencies	—		3,587,977,856		—		3,587,977,856
Cash Sweep	202,616,799		—		—		202,616,799
Securities Sold Short	(42,906,700)		—		—		(42,906,700)
Other financial instruments - Assets*:
Commodity contracts	3,601,335		313,287		—		3,914,622
Equity contracts	8,600,079		102,154,234		—		110,754,313
Foreign exchange currency contracts	—		48,034,863		—		48,034,863

Other financial instruments - Liabilities*:
Commodity contracts	(2,483,797)		(4,313,300)		—		(6,797,097)
Equity contracts	(10,644,406)		(92,651,164)		—		(103,295,570)
Interest rate contracts			(5,187,251)		—		(5,187,251)
Foreign exchange currency contracts	—		(34,890,828)		—		(34,890,828)
Total	$1,415,029,384		$5,457,645,295		$2,477,329		$6,875,152,008
122

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

		Level 2		Level 3
		Significant		Significant
	Level 1	Observable		Unobservable
	Quoted Prices	Inputs		Inputs(d)	Total
Fixed Income Fund
Corporate Bonds	$—	$251,186,483(a	)	$—	$251,186,483
Asset-Backed Securities	—	41,624,682(a	)	—	41,624,682
Municipal Bonds	—	22,102,734(a	)	—	22,102,734
Collateralized Mortgage Obligations	—	1,951,113(a	)	—	1,951,113
U.S. Government Agencies	—	33,662,762		—	33,662,762
U.S. Government Securities	—	257,181,376		—	257,181,376
Government Bonds	—	1,425,358(a	)	—	1,425,358
Investment Company	3,381,915	—		—	3,381,915
Total	$3,381,915	$609,134,508		$—	$612,516,423
Municipal Bond Fund
Municipal Bonds	$—	$1,516,939,574(a	)	$—	$1,516,939,574
U.S. Government Securities	—	15,880,535		—	15,880,535
Investment Company	88,881,600	—		—	88,881,600
Total	$88,881,600	$1,532,820,109		$—	$1,621,701,709

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At April 30, 2016, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Fund were transferred from Level 2 from Level 1 in the amount of $1,330,521, and from Level 1 into Level 2 in the amount of $21,770.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
(d)	The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended April 30, 2016. There were transfers into Level 3 of $1,126,677 and out of Level 3 in the amount of $1,547,586 for the Small & Mid Cap Fund. In addition, there were no significant purchases and sales during the period. As of April 30, 2016, the percentage of NAV was 0.04% and 0.04% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.
(e)	Represents securities as disclosed in the Thailand and United Kingdom sections of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

123

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2016.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of April 30, 2016, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

124

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

Large Cap Strategies Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities(d)

Bank of New York Mellon Corp.	$23,653,816	$—	$—	$(17,090,000)	$6,563,816
Barclays Bank PLC	9,335,623	—	—	(5,980,000)	3,355,623
Citibank N.A.	9,227,355	—	—	(5,270,000)	3,957,355
Total	$42,216,794

Small & Mid Cap Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged(c)	Cash Collateral Pledged(c)	Net Amount of Derivative Liabilities(d)

Bank of New York Mellon Corp.	$8,565,633	$—	$—	$(6,710,000)	$1,855,633
Citbank N.A.	714,241	—	—	—	714,241
JPMorgan Chase Bank N.A.	123,508	—	—	—	123,508
Total	$9,403,382

Strategic Opportunities Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Assets (e)

Barclays Bank Plc	$5,387,966	$(3,895,213)	$—	$(1,492,753)	$—
Bank of America N.A.	11,315,413	(11,315,413)	—	—	—
Bank of New York Mellon Corp.	2,438,846	(1,944,616)	—	(250,000)	244,230
BNP Paribus Group	18,865,640	(16,862,089)	—	(2,003,551)	—
Citibank N.A.	17,030,594	(14,938,522)	(2,092,072)	—	—
Cargill Inc.	313,287	(313,287)	—	—	—
Credit Suisse International	18,945,702	(10,841,047)	—	(8,104,655)	—
Goldman Sachs International	20,968,150	(20,968,150)	—	—	—
JPMorgan Chase Bank, N.A.	38,705,129	(36,804,945)	—	(1,900,184)	—
UBS AG	14,522,664	(3,381,375)	(10,371,289)	(770,000)	—
Derivatives not subject to a MNA or similar agreement (a)	16,447,202	—	—	—	16,447,202
Total	$164,940,593

125

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

Strategic Opportunities Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank Plc	$3,895,213	$(3,895,213)	$-	$-	$-
Bank of America N.A.	14,863,628	(11,315,413)	-	(3,250,000)	298,215
Bank of New York Mellon Corp.	1,944,616	(1,944,616)	-	-	-
BNP Paribus Group	16,862,089	(16,862,089)	-	-	-
Citibank N.A.	14,938,522	(14,938,522)	-	-	-
Cargill Inc.	4,003,740	(313,287)	-	(3,690,453)	-
Credit Suisse International	10,841,047	(10,841,047)	-	-	-
Goldman Sachs Group, Inc.	23,361,938	(20,968,150)	-	-	2,393,788
JPMorgan Chase Bank, N.A.	36,804,945	(36,804,945)	-	-	-
Macquarie Bank Limited	309,560	-	-	(309,560)	-
UBS AG	3,381,375	(3,381,375)	-	-	-
Derivatives not subject to a MNA or similar agreement (a)	11,184,010	-	-	-	11,184,010
Total	$142,390,683

(a)	Includes derivatives (futures, exchange traded options and certain forward foreign currency exchange contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

(c)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.

(d)	Represents the net amount payable to counterparty in the event of default.

(e)	Represents the net amount receivable from counterparty in the event of default.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

126

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2016
	Derivative Assets		Derivative Liabilities
Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
	Unrealized appreciation on forward foreign		Unrealized depreciation on forward foreign
Foreign Currency Exchange Risk	currency exchange contracts	$—	currency exchange contracts	$42,216,794
Total		$—		$42,216,794
Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
	Unrealized appreciation on forward foreign		Unrealized depreciation on forward foreign
Foreign Currency Exchange Risk	currency exchange contracts	$—	currency exchange contracts	$9,403,382
Total		$—		$9,403,382
Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity risk	Investments, at value (purchased options)	$1,303,080	Written option contracts, at value	$298,140
	Unrealized appreciation on swap contracts	313,287	Unrealized depreciation on swap contracts	4,313,300
	Variation margin	5,653,129
Interest Rate Risk			Unrealized depreciation on swap contracts	5,187,251
Equity Risk	Unrealized appreciation on swap contracts	8,802,943
	Structured option contracts, at value	93,351,291	Structured option contracts, at value	92,651,164
	Investments, at value (purchased options)	7,482,000	Written option contracts, at value	5,050,000
Foreign Currency Exchange Risk	Structured option contracts, at value	5,371,327	Structured option contracts, at value	2,871,816
	Unrealized appreciation on forward foreign currency exchange contracts	42,663,536	Unrealized depreciation on forward foreign currency exchange contracts	32,019,012
Total		$164,940,593		$142,390,683

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2016
	Net Realized Gain (Loss) from Derivatives Recognized in Income
				Foreign Currency
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(6,181,388)	$(6,181,388)
Total	$—	$—	$—	$(6,181,388)	$(6,181,388)
				Foreign Currency
Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$835,371	$835,371
Total	$—	$—	$—	$835,371	$835,371
127

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2016
	Net Realized Gain (Loss) from Derivatives Recognized in Income
				Foreign Currency
Strategic Opportunities Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Commodity Risk	$(2,585,744)	$463,552	$(266,281)	$—	$(2,388,473)
Interest Rate Risk	—	—	(217,596)	—	(217,596)
Equity Risk	(26,998,550)	(31,510,449)	86,252	—	(58,422,747)
Foreign Currency Exchange Risk	14,949,585	—	(3,512,760)	2,210,275	13,647,100
Total	$(14,634,709)	$(31,046,897)	$(3,910,385)	$2,210,275	$(47,381,716)

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
				Foreign Currency
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(58,117,205)	$(58,117,205)
Total	$—	$—	$—	$(58,117,205)	$(58,117,205)
				Foreign Currency
Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(14,733,749)	$(14,733,749)
Total	$—	$—	$—	$(14,733,749)	$(14,733,749)
				Foreign Currency
Strategic Opportunities Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Commodity Risk	$3,920,601	$100,240	$(74,349)	$—	$3,946,492
Interest Rate Risk	—	—	(1,094,991)	—	(1,094,991)
Equity Risk	(81,606,450)	(4,476,327)	6,039,481	—	(80,043,296)
Foreign Currency Exchange Risk	(17,938,739)	—	—	12,739,987	(5,198,752)
Total	$(95,624,588)	$(4,376,087)	$4,870,141	$12,739,987	$(82,390,547)

For the six months ended April 30, 2016, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Small & Mid Cap Fund	Strategic Opportunities Fund
Structured Options (Notional Amounts)	$—	$—	$5,007,979,200
Purchased Options (Cost $)	—	—	14,188,849
Written Options (Premium Received $)	—	—	7,836,011
Futures Long Position (Notional Amounts)	—	—	47,629,829
Futures Short Position (Notional Amounts)	—	—	197,980,950
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	—	—	567,088,809
Forward Currency Contracts Sold (U.S. Dollar Amounts)	1,032,995,811	693,188,795	853,344,652
Equity Swaps (Notional Amount in U.S. Dollars)	—	—	10,950,000
Interest Rate Swaps (Notional Amount in U.S. Dollars)	—	—	25,050,000
Index Swaps as buyer (Notional Amount in U.S. Dollars)	—	—	8,227,662
Index Swaps as writer (Notional Amount in U.S. Dollars)	—	—	4,221,663

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds

128

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of April 30, 2016, the Large Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	73,766,488	Euro	66,991,501	Bank of New York Mellon Corp.	05/26/16	$(3,003,445)
U.S. Dollar	212,428,621	Euro	193,002,002	Bank of New York Mellon Corp.	05/26/16	(8,744,969)
U.S. Dollar	191,406,691	Japanese Yen	21,583,765,000	Bank of New York Mellon Corp.	06/13/16	(11,702,225)
U.S. Dollar	80,484,646	Euro	70,308,787	Bank of New York Mellon Corp.	07/08/16	(203,177)
U.S. Dollar	197,955,720	Japanese Yen	21,995,058,000	Barclays Bank Plc	07/29/16	(9,335,623)
U.S. Dollar	110,628,224	Euro	100,501,947	Citibank, N.A.	05/26/16	(4,543,516)
U.S. Dollar	110,575,954	Euro	100,445,980	Citibank, N.A.	05/26/16	(4,531,650)
U.S. Dollar	80,493,372	Euro	70,271,962	Citibank, N.A.	07/08/16	(152,189)
						$(42,216,794)
129

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

As of April 30, 2016, the Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
U.S. Dollar	198,239,209	Euro	180,377,500	Bank of New York Mellon Corp.	06/09/16	$(8,565,633)
U.S. Dollar	107,850,159	Euro	94,326,719	Citibank, N.A.	07/08/16	(401,142)
U.S. Dollar	20,631,652	New Zealand Dollar	30,139,000	Citibank, N.A.	07/29/16	(313,099)
U.S. Dollar	51,404,664	Euro	44,900,000	JPMorgan Chase Bank N.A.	07/08/16	(123,508)
						$(9,403,382)

As of April 30, 2016, the Strategic Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	2,379,032	Euro	2,117,500	Bank of America N.A.	06/30/16	$(50,481)
U.S. Dollar	4,282,587	Euro	3,769,750	Bank of America N.A.	07/28/16	(46,205)
U.S. Dollar	4,282,210	Euro	3,769,750	Bank of America N.A.	07/29/16	(46,737)
Australian Dollar	6,144,084	U.S. Dollar	4,344,936	Bank of New York Mellon Corp.	05/20/16	322,576
U.S. Dollar	24,466,547	United Kingdom Pound	17,384,230	Bank of New York Mellon Corp.	05/20/16	(935,810)
United Kingdom Pound	17,384,230	U.S. Dollar	25,000,000	Bank of New York Mellon Corp.	05/20/16	402,358
Swedish Krona	164,370,000	U.S. Dollar	19,794,163	Bank of New York Mellon Corp.	07/22/16	737,966
U.S. Dollar	7,500,000	United Kingdom Pound	5,296,289	Bank of New York Mellon Corp.	07/29/16	(240,897)
U.S. Dollar	7,500,000	United Kingdom Pound	5,331,059	Bank of New York Mellon Corp.	07/29/16	(291,717)
U.S. Dollar	10,000,000	United Kingdom Pound	7,167,765	Bank of New York Mellon Corp.	07/29/16	(476,192)
United Kingdom Pound	45,140,456	U.S. Dollar	65,000,000	Bank of New York Mellon Corp.	07/29/16	975,946
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	149,141	Barclays Bank Plc	05/02/16	3,253
Swedish Krona	86,596,030	U.S. Dollar	9,992,641	Barclays Bank Plc	05/13/16	796,250
U.S. Dollar	1,747,966	Japanese Yen	205,823,000	Barclays Bank Plc	05/26/16	(187,679)
U.S. Dollar	3,167,842	Japanese Yen	393,370,000	Barclays Bank Plc	06/10/16	(533,464)
Brazil Real	36,900,000	U.S. Dollar	10,000,000	Barclays Bank Plc	06/17/16	560,410
Indonesian Rupiah	196,950,000,000	U.S. Dollar	15,000,000	Barclays Bank Plc	06/17/16	(214,408)
Japanese Yen	930,384,000	U.S. Dollar	7,945,223	Barclays Bank Plc	06/17/16	811,225
Japanese Yen	1,110,500,000	U.S. Dollar	10,000,000	Barclays Bank Plc	06/17/16	451,636
U.S. Dollar	8,000,000	Brazilian real	30,668,000	Barclays Bank Plc	06/17/16	(776,874)
U.S. Dollar	8,644,105	Japanese Yen	930,384,000	Barclays Bank Plc	06/17/16	(112,343)
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	383,387	Barclays Bank Plc	06/23/16	9,863
Canadian Dollar	19,486,980	U.S. Dollar	15,000,000	Barclays Bank Plc	06/24/16	531,313
Brazil Real	18,225,000	U.S. Dollar	5,000,000	Barclays Bank Plc	07/15/16	170,061
Indonesian Rupiah	61,200,000,000	U.S. Dollar	4,216,328	Barclays Bank Plc	07/15/16	353,415
130

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	4,002,616	Indonesian Rupiah	61,200,000,000	Barclays Bank Plc	07/15/16	$(567,127)
Brazil Real	18,812,500	U.S. Dollar	5,000,000	Barclays Bank Plc	07/22/16	325,147
U.S. Dollar	5,000,000	Canadian Dollar	6,398,900	Barclays Bank Plc	07/22/16	(99,965)
U.S. Dollar	1,518,492	Japanese Yen	185,480,000	Barclays Bank Plc	07/29/16	(229,555)
U.S. Dollar	7,000,000	Japanese Yen	777,202,300	Barclays Bank Plc	07/29/16	(324,705)
U.S. Dollar	382,751	Japanese Yen	47,210,000	Barclays Bank Plc	08/12/16	(62,411)
Singapore Dollar	1,151,000	U.S. Dollar	818,227	Barclays Bank Plc	08/17/16	35,884
U.S. Dollar	813,629	Singapore Dollar	1,151,000	Barclays Bank Plc	08/17/16	(40,482)
Canadian Dollar	12,000,000	U.S. Dollar	9,565,709	Barclays Bank Plc	08/19/16	(1,766)
Japanese Yen	1,603,564,500	U.S. Dollar	15,000,000	Barclays Bank Plc	08/19/16	126,303
Swedish Krona	43,218,820	U.S. Dollar	5,375,448	Barclays Bank Plc	08/19/16	29,091
U.S. Dollar	598,931	Japanese Yen	73,417,000	Barclays Bank Plc	08/24/16	(93,658)
U.S. Dollar	3,994,201	Japanese Yen	447,710,000	Barclays Bank Plc	08/31/16	(230,438)
U.S. Dollar	2,108,890	Japanese Yen	238,049,400	Barclays Bank Plc	09/09/16	(138,127)
U.S. Dollar	211,359	Japanese Yen	25,530,000	Barclays Bank Plc	09/20/16	(29,726)
U.S. Dollar	1,305,680	Japanese Yen	146,370,000	Barclays Bank Plc	09/26/16	(76,830)
U.S. Dollar	1,240,300	Japanese Yen	137,140,000	Barclays Bank Plc	02/27/17	(63,815)
U.S. Dollar	1,303,539	South Korean Won	1,566,000,000	Citibank, N.A.	05/12/16	(63,978)
Euro	7,500,000	U.S. Dollar	8,022,697	Citibank, N.A.	05/13/16	568,753
Japanese Yen	2,339,987,200	U.S. Dollar	19,051,935	Citibank, N.A.	05/13/16	2,947,605
Polish Zloty	31,055,100	U.S. Dollar	7,791,763	Citibank, N.A.	05/13/16	341,666
U.S. Dollar	20,865,843	Japanese Yen	2,339,987,200	Citibank, N.A.	05/13/16	(1,133,697)
U.S. Dollar	7,465,406	United Kingdom Pound	5,185,687	Citibank, N.A.	05/13/16	(111,944)
United Kingdom Pound	5,185,687	U.S. Dollar	7,835,962	Citibank, N.A.	05/13/16	(258,611)
U.S. Dollar	325,906	South Korean Won	392,000,000	Citibank, N.A.	05/16/16	(16,409)
U.S. Dollar	801,698	Australian Dollar	1,138,000	Citibank, N.A.	05/19/16	(62,850)
U.S. Dollar	1,444,725	Japanese Yen	177,080,000	Citibank, N.A.	05/19/16	(220,336)
Canadian Dollar	13,240,660	U.S. Dollar	10,000,000	Citibank, N.A.	05/20/16	552,879
Canadian Dollar	12,881,676	U.S. Dollar	10,000,000	Citibank, N.A.	05/20/16	266,767
Japanese Yen	2,939,349,500	U.S. Dollar	25,881,794	Citibank, N.A.	05/20/16	1,757,200
U.S. Dollar	23,281,890	Canadian Dollar	32,314,635	Citibank, N.A.	05/20/16	(2,473,051)
Euro	17,635,736	U.S. Dollar	20,000,000	Citibank, N.A.	05/27/16	210,536
U.S. Dollar	1,189,272	Euro	1,080,000	Citibank, N.A.	06/09/16	(48,960)
U.S. Dollar	2,289,744	Japanese Yen	284,100,000	Citibank, N.A.	06/10/16	(383,417)
Indian Rupee	12,050,000	U.S. Dollar	175,904	Citibank, N.A.	06/13/16	3,960
U.S. Dollar	2,282,955	Australian Dollar	3,190,000	Citibank, N.A.	06/14/16	(137,793)
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	616,332	Citibank, N.A.	06/15/16	18,562
U.S. Dollar	963,420	South Korean Won	1,172,000,000	Citibank, N.A.	06/16/16	(59,402)
Canadian Dollar	15,428,880	U.S. Dollar	11,075,500	Citibank, N.A.	06/17/16	1,221,454
Canadian Dollar	15,000,000	U.S. Dollar	11,288,601	Citibank, N.A.	06/17/16	666,532
Canadian Dollar	12,946,520	U.S. Dollar	10,000,000	Citibank, N.A.	06/17/16	318,491
U.S. Dollar	31,231	Australian Dollar	43,500	Citibank, N.A.	06/17/16	(1,775)
U.S. Dollar	10,000,000	Canadian Dollar	13,595,500	Citibank, N.A.	06/17/16	(835,734)
U.S. Dollar	7,765,916	Canadian Dollar	11,075,500	Citibank, N.A.	06/17/16	(1,061,356)
131

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
United Kingdom Pound	10,620,345	U.S. Dollar	15,000,000	Citibank, N.A.	06/17/16	$520,175
U.S. Dollar	66,719	Australian Dollar	87,700	Citibank, N.A.	06/20/16	184
U.S. Dollar	328,714	Japanese Yen	39,830,000	Citibank, N.A.	06/20/16	(46,193)
Mexican Peso	175,043,940	U.S. Dollar	10,000,000	Citibank, N.A.	07/22/16	90,175
U.S. Dollar	439,996	Euro	398,462	Citibank, N.A.	07/28/16	(17,557)
U.S. Dollar	1,093,450	Euro	999,800	Citibank, N.A.	07/29/16	(54,658)
U.S. Dollar	375,468	Euro	341,847	Citibank, N.A.	08/10/16	(17,257)
U.S. Dollar	2,282,884	Australian Dollar	3,169,000	Citibank, N.A.	09/14/16	(113,177)
U.S. Dollar	1,289,098	South Korean Won	1,562,000,000	Citibank, N.A.	09/19/16	(71,844)
Mexican Peso	177,766,190	U.S. Dollar	10,000,000	Citibank, N.A.	09/23/16	186,790
U.S. Dollar	5,000,000	Mexican Peso	87,893,890	Citibank, N.A.	09/23/16	(36,709)
Euro	4,616,000	U.S. Dollar	5,196,176	Citibank, N.A.	01/23/17	141,191
U.S. Dollar	5,098,737	Euro	4,616,000	Citibank, N.A.	01/23/17	(238,630)
Euro	2,903,000	U.S. Dollar	3,270,140	Citibank, N.A.	02/09/17	88,911
U.S. Dollar	3,290,884	Euro	2,903,000	Citibank, N.A.	02/09/17	(68,166)
Hong Kong Dollar	465,744,000	U.S. Dollar	59,750,603	Citibank, N.A.	06/12/17	232,516
U.S. Dollar	59,812,404	Hong Kong Dollar	465,744,000	Citibank, N.A.	06/12/17	(170,714)
Chilean Unidad de Fomento	91,184,000	U.S. Dollar	126,565	Deutsche Bank AG	05/09/16	11,259
Indian Rupee	58,118,733	U.S. Dollar	845,065	Deutsche Bank AG	05/09/16	27,476
U.S. Dollar	370,969	Euro	330,000	Deutsche Bank AG	05/09/16	(7,010)
Indian Rupee	6,884,000	U.S. Dollar	99,638	Deutsche Bank AG	05/10/16	3,695
Chilean Unidad de Fomento	304,306,500	U.S. Dollar	422,900	Deutsche Bank AG	05/16/16	36,485
Chilean Unidad de Fomento	118,660,000	U.S. Dollar	175,066	Deutsche Bank AG	05/16/16	4,065
U.S. Dollar	843,803	Euro	742,242	Deutsche Bank AG	05/16/16	(6,530)
U.S. Dollar	54,291	Euro	50,759	Deutsche Bank AG	05/19/16	(3,865)
Chilean Unidad de Fomento	81,840,000	U.S. Dollar	122,204	Deutsche Bank AG	05/23/16	1,189
Chilean Unidad de Fomento	168,235,000	U.S. Dollar	238,476	Deutsche Bank AG	05/31/16	14,861
U.S. Dollar	2,378,590	Euro	2,099,003	Deutsche Bank AG	05/31/16	(27,176)
Chilean Unidad de Fomento	111,242,000	U.S. Dollar	158,408	Deutsche Bank AG	06/02/16	9,075
Chilean Unidad de Fomento	171,241,000	U.S. Dollar	244,980	Deutsche Bank AG	06/03/16	12,812
U.S. Dollar	713,617	Euro	670,000	Deutsche Bank AG	06/06/16	(54,464)
U.S. Dollar	3,254,464	South Korean Won	4,026,000,000	Deutsche Bank AG	06/07/16	(260,166)
Chilean Unidad de Fomento	304,306,500	U.S. Dollar	441,248	Deutsche Bank AG	06/13/16	16,446
Euro	3,001,450	U.S. Dollar	3,349,618	Deutsche Bank AG	06/13/16	92,064
U.S. Dollar	3,400,343	Euro	3,001,450	Deutsche Bank AG	06/13/16	(41,340)
Chilean Unidad de Fomento	119,519,000	U.S. Dollar	174,723	Deutsche Bank AG	06/14/16	5,024
Euro	2,900,000	U.S. Dollar	3,236,400	Deutsche Bank AG	06/14/16	89,070
U.S. Dollar	3,187,680	Euro	2,900,000	Deutsche Bank AG	06/14/16	(137,790)
U.S. Dollar	523,049	Euro	459,000	Deutsche Bank AG	06/15/16	(3,311)
132

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,943,445	Euro	1,720,000	Deutsche Bank AG	06/15/16	$(28,972)
U.S. Dollar	100,937	Japanese Yen	12,210,000	Deutsche Bank AG	06/17/16	(13,980)
U.S. Dollar	100,082	Japanese Yen	12,230,000	Deutsche Bank AG	06/22/16	(15,044)
U.S. Dollar	169,088	Euro	150,689	Deutsche Bank AG	06/30/16	(3,805)
Chilean Unidad de Fomento	308,731,000	U.S. Dollar	453,736	Deutsche Bank AG	07/07/16	7,955
Chilean Unidad de Fomento	119,519,000	U.S. Dollar	174,748	Deutsche Bank AG	07/11/16	3,641
Chilean Unidad de Fomento	82,860,000	U.S. Dollar	122,294	Deutsche Bank AG	07/18/16	963
Indian Rupee	93,183,000	U.S. Dollar	1,384,092	Deutsche Bank AG	07/20/16	(1,168)
Indian Rupee	13,777,000	U.S. Dollar	205,021	Deutsche Bank AG	07/25/16	(711)
U.S. Dollar	629,664	Euro	571,000	Deutsche Bank AG	07/25/16	(25,956)
Indian Rupee	17,195,000	U.S. Dollar	255,251	Deutsche Bank AG	07/27/16	(330)
Indian Rupee	22,003,000	U.S. Dollar	326,624	Deutsche Bank AG	07/27/16	(423)
U.S. Dollar	970,192	Euro	860,000	Deutsche Bank AG	07/27/16	(17,315)
U.S. Dollar	1,086,880	Euro	997,000	Deutsche Bank AG	07/27/16	(57,940)
Chilean Unidad de Fomento	29,726,000	U.S. Dollar	44,114	Deutsche Bank AG	07/28/16	(107)
Indian Rupee	61,156,466	U.S. Dollar	905,874	Deutsche Bank AG	07/29/16	488
U.S. Dollar	261,250	Euro	230,990	Deutsche Bank AG	08/31/16	(4,318)
U.S. Dollar	415,568	Euro	380,000	Deutsche Bank AG	09/02/16	(21,346)
U.S. Dollar	589,743	Euro	540,850	Deutsche Bank AG	09/06/16	(32,202)
Euro	1,852,488	U.S. Dollar	2,076,639	Deutsche Bank AG	10/11/16	56,287
U.S. Dollar	2,100,721	Euro	1,852,488	Deutsche Bank AG	10/11/16	(32,205)
U.S. Dollar	51,118	Euro	45,895	Deutsche Bank AG	11/04/16	(1,773)
Euro	1,905,000	U.S. Dollar	2,137,982	Deutsche Bank AG	11/09/16	57,867
U.S. Dollar	2,094,548	Euro	1,905,000	Deutsche Bank AG	11/09/16	(101,301)
U.S. Dollar	200,156	Euro	184,184	Deutsche Bank AG	11/17/16	(12,219)
U.S. Dollar	1,178,059	Japanese Yen	143,060,000	Deutsche Bank AG	11/18/16	(176,120)
U.S. Dollar	694,668	Euro	629,000	Deutsche Bank AG	01/23/17	(32,629)
U.S. Dollar	1,071,741	Euro	971,000	Deutsche Bank AG	01/23/17	(51,002)
U.S. Dollar	3,322,035	Euro	3,008,000	Deutsche Bank AG	01/23/17	(156,041)
U.S. Dollar	1,779,586	Euro	1,580,000	Deutsche Bank AG	02/10/17	(48,703)
U.S. Dollar	118,612	Euro	107,000	Deutsche Bank AG	03/07/17	(5,332)
U.S. Dollar	407,696	Euro	373,000	Goldman Sachs Group, Inc.	05/09/16	(19,535)
U.S. Dollar	405,445	Euro	377,000	Goldman Sachs Group, Inc.	05/12/16	(26,406)
U.S. Dollar	545,369	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/12/16	(83,769)
U.S. Dollar	737,876	Euro	682,000	Goldman Sachs Group, Inc.	05/16/16	(43,442)
U.S. Dollar	795,367	Euro	740,000	Goldman Sachs Group, Inc.	05/24/16	(52,598)
U.S. Dollar	1,029,681	Australian Dollar	1,354,684	Goldman Sachs Group, Inc.	10/06/16	6,287
U.S. Dollar	138,670	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/10/17	(15,482)
U.S. Dollar	1,093,001	Euro	996,000	Goldman Sachs Group, Inc.	01/27/17	(58,842)
U.S. Dollar	1,385,321	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/17	(155,683)
U.S. Dollar	287,844	Euro	255,000	Goldman Sachs Group, Inc.	02/09/17	(7,216)
U.S. Dollar	540,835	Euro	475,000	Goldman Sachs Group, Inc.	02/13/17	(8,877)
U.S. Dollar	1,801,785	Euro	1,580,000	Goldman Sachs Group, Inc.	02/16/17	(26,962)
U.S. Dollar	284,452	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/16/17	(21,245)
U.S. Dollar	2,657,027	Japanese Yen	295,495,910	Goldman Sachs Group, Inc.	02/16/17	(151,547)
South Korean Won	1,431,000,000	U.S. Dollar	1,244,131	HSBC Holdings Plc	05/02/16	9,087
133

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,155,113	South Korean Won	1,431,000,000	HSBC Holdings Plc	05/02/16	$(98,106)
Indian Rupee	42,909,500	U.S. Dollar	620,236	HSBC Holdings Plc	05/05/16	24,631
Indian Rupee	69,908,000	U.S. Dollar	1,006,573	HSBC Holdings Plc	05/16/16	41,728
South Korean Won	3,205,000,000	U.S. Dollar	2,791,812	HSBC Holdings Plc	05/24/16	6,963
U.S. Dollar	2,594,102	South Korean Won	3,205,000,000	HSBC Holdings Plc	05/24/16	(204,673)
Japanese Yen	37,330,000	U.S. Dollar	328,655	HSBC Holdings Plc	05/25/16	22,403
U.S. Dollar	305,443	Japanese Yen	37,330,000	HSBC Holdings Plc	05/25/16	(45,616)
South Korean Won	200,000,000	U.S. Dollar	174,193	HSBC Holdings Plc	05/31/16	445
U.S. Dollar	811,821	South Korean Won	1,005,000,000	HSBC Holdings Plc	05/31/16	(65,737)
U.S. Dollar	2,310,271	South Korean Won	2,861,000,000	HSBC Holdings Plc	06/02/16	(187,761)
Japanese Yen	285,300,000	U.S. Dollar	2,512,904	HSBC Holdings Plc	06/09/16	171,450
U.S. Dollar	316,774	Euro	288,000	HSBC Holdings Plc	06/09/16	(13,421)
U.S. Dollar	783,169	Euro	720,487	HSBC Holdings Plc	06/09/16	(42,877)
U.S. Dollar	2,323,952	Japanese Yen	285,300,000	HSBC Holdings Plc	06/09/16	(360,401)
Japanese Yen	418,940,000	U.S. Dollar	3,690,093	HSBC Holdings Plc	06/10/16	251,807
U.S. Dollar	3,379,502	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/16	(562,398)
Japanese Yen	12,230,000	U.S. Dollar	107,744	HSBC Holdings Plc	06/16/16	7,356
U.S. Dollar	102,002	Japanese Yen	12,230,000	HSBC Holdings Plc	06/16/16	(13,099)
U.S. Dollar	2,107,633	Euro	1,864,543	HSBC Holdings Plc	07/18/16	(32,787)
Japanese Yen	98,220,000	U.S. Dollar	866,565	HSBC Holdings Plc	07/19/16	58,815
U.S. Dollar	836,306	Japanese Yen	98,220,000	HSBC Holdings Plc	07/19/16	(89,074)
Indian Rupee	74,579,000	U.S. Dollar	1,104,612	HSBC Holdings Plc	07/29/16	677
Euro	2,975,000	U.S. Dollar	3,324,176	HSBC Holdings Plc	08/05/16	92,983
U.S. Dollar	3,284,103	Euro	2,975,000	HSBC Holdings Plc	08/05/16	(133,057)
Singapore Dollar	864,000	U.S. Dollar	614,291	HSBC Holdings Plc	08/17/16	26,849
Japanese Yen	307,492,000	U.S. Dollar	2,715,881	HSBC Holdings Plc	08/22/16	184,668
U.S. Dollar	2,495,471	Japanese Yen	307,492,000	HSBC Holdings Plc	08/22/16	(405,077)
Mexican Peso	102,610,000	U.S. Dollar	5,859,645	HSBC Holdings Plc	08/29/16	34,177
U.S. Dollar	1,346,209	Mexican Peso	23,630,000	HSBC Holdings Plc	08/29/16	(11,076)
U.S. Dollar	4,400,000	Mexican Peso	78,980,000	HSBC Holdings Plc	08/29/16	(136,537)
U.S. Dollar	2,742,941	South Korean Won	3,191,000,000	HSBC Holdings Plc	09/26/16	(37,076)
U.S. Dollar	2,735,728	South Korean Won	3,206,000,000	HSBC Holdings Plc	09/28/16	(57,281)
U.S. Dollar	1,239,337	South Korean Won	1,431,000,000	HSBC Holdings Plc	11/02/16	(6,827)
Japanese Yen	70,138,000	U.S. Dollar	621,653	HSBC Holdings Plc	11/14/16	42,140
U.S. Dollar	575,917	Japanese Yen	70,138,000	HSBC Holdings Plc	11/14/16	(87,876)
Japanese Yen	199,698,335	U.S. Dollar	1,776,517	HSBC Holdings Plc	01/31/17	120,155
U.S. Dollar	1,705,366	Japanese Yen	199,698,335	HSBC Holdings Plc	01/31/17	(191,307)
Euro	1,856,000	U.S. Dollar	2,089,466	HSBC Holdings Plc	02/10/17	58,194
U.S. Dollar	2,088,446	Euro	1,856,000	HSBC Holdings Plc	02/10/17	(59,215)
Japanese Yen	413,370,000	U.S. Dollar	3,679,797	HSBC Holdings Plc	02/16/17	249,123
U.S. Dollar	3,669,019	Japanese Yen	413,370,000	HSBC Holdings Plc	02/16/17	(259,902)
Mexican Peso	50,041,430	U.S. Dollar	2,715,658	HSBC Holdings Plc	03/10/17	109,796
134

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,539,754	Mexican Peso	27,500,000	HSBC Holdings Plc	03/10/17	$(12,959)
U.S. Dollar	3,738,211	South Korean Won	4,261,000,000	HSBC Holdings Plc	04/25/17	29,174
U.S. Dollar	1,035,822	South Korean Won	1,187,000,000	HSBC Holdings Plc	04/26/17	2,557
U.S. Dollar	13,176,191	Euro	15,000,001	JPMorgan Chase Bank N.A.	01/18/12	96,789
U.S. Dollar	13,732,692	Euro	15,000,000	JPMorgan Chase Bank N.A.	04/13/15	734,408
Indian Rupee	2,633,000	U.S. Dollar	38,412	JPMorgan Chase Bank N.A.	05/09/16	1,118
Euro	15,000,000	U.S. Dollar	16,044,976	JPMorgan Chase Bank N.A.	05/13/16	1,137,925
Mexican Peso	200,000,000	U.S. Dollar	11,229,555	JPMorgan Chase Bank N.A.	05/13/16	378,585
U.S. Dollar	19,931,444	Mexican Peso	339,632,200	JPMorgan Chase Bank N.A.	05/13/16	218,954
U.S. Dollar	11,281,397	Swedish Krona	98,313,000	JPMorgan Chase Bank N.A.	05/13/16	(967,297)
Australian Dollar	4,954,000	U.S. Dollar	3,508,794	JPMorgan Chase Bank N.A.	05/18/16	254,959
U.S. Dollar	3,507,432	Australian Dollar	4,954,000	JPMorgan Chase Bank N.A.	05/18/16	(256,321)
Australian Dollar	3,628,000	U.S. Dollar	2,569,531	JPMorgan Chase Bank N.A.	05/19/16	186,690
U.S. Dollar	2,554,112	Australian Dollar	3,628,000	JPMorgan Chase Bank N.A.	05/19/16	(202,109)
Australian Dollar	6,255,646	U.S. Dollar	4,650,910	JPMorgan Chase Bank N.A.	05/20/16	101,353
Euro	35,000,000	U.S. Dollar	38,869,079	JPMorgan Chase Bank N.A.	05/20/16	1,232,619
Euro	22,617,025	U.S. Dollar	25,000,000	JPMorgan Chase Bank N.A.	05/20/16	913,746
Euro	22,531,210	U.S. Dollar	25,000,000	JPMorgan Chase Bank N.A.	05/20/16	815,422
Euro	22,000,000	U.S. Dollar	24,431,770	JPMorgan Chase Bank N.A.	05/20/16	775,012
Euro	11,385,517	U.S. Dollar	12,500,000	JPMorgan Chase Bank N.A.	05/20/16	545,102
Euro	13,566,128	U.S. Dollar	15,000,001	JPMorgan Chase Bank N.A.	05/20/16	543,564
Euro	8,915,715	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	05/20/16	215,295
Euro	8,855,647	U.S. Dollar	10,012,158	JPMorgan Chase Bank N.A.	05/20/16	134,312
Euro	13,185,248	U.S. Dollar	15,000,001	JPMorgan Chase Bank N.A.	05/20/16	107,166
Euro	4,437,364	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	05/20/16	84,167
Euro	8,800,067	U.S. Dollar	10,000,001	JPMorgan Chase Bank N.A.	05/20/16	82,788
Euro	4,421,813	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	05/20/16	66,348
Japanese Yen	2,951,650,000	U.S. Dollar	25,000,000	JPMorgan Chase Bank N.A.	05/20/16	2,754,657
Japanese Yen	2,286,234,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank N.A.	05/20/16	1,497,684
Japanese Yen	1,703,857,500	U.S. Dollar	15,000,000	JPMorgan Chase Bank N.A.	05/20/16	1,021,540
Japanese Yen	1,117,806,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	05/20/16	510,840
Japanese Yen	57,068,000	U.S. Dollar	503,090	JPMorgan Chase Bank N.A.	05/20/16	33,526
Mexican Peso	370,585,580	U.S. Dollar	20,753,860	JPMorgan Chase Bank N.A.	05/20/16	739,816
Mexican Peso	200,000,000	U.S. Dollar	11,209,098	JPMorgan Chase Bank N.A.	05/20/16	390,747
U.S. Dollar	207,721	Euro	180,987	JPMorgan Chase Bank N.A.	05/20/16	353
U.S. Dollar	5,039,985	Euro	4,437,364	JPMorgan Chase Bank N.A.	05/20/16	(44,182)
U.S. Dollar	10,109,182	Euro	8,915,715	JPMorgan Chase Bank N.A.	05/20/16	(106,113)
U.S. Dollar	9,808,203	Euro	8,800,067	JPMorgan Chase Bank N.A.	05/20/16	(274,586)
U.S. Dollar	480,506	Japanese Yen	57,068,000	JPMorgan Chase Bank N.A.	05/20/16	(56,110)
U.S. Dollar	15,543,536	Japanese Yen	1,703,857,500	JPMorgan Chase Bank N.A.	05/20/16	(478,005)
U.S. Dollar	20,000,000	Mexican Peso	370,585,580	JPMorgan Chase Bank N.A.	05/20/16	(1,493,676)
U.S. Dollar	25,000,000	Mexican Peso	481,441,600	JPMorgan Chase Bank N.A.	05/20/16	(2,923,239)
Indian Rupee	2,633,000	U.S. Dollar	38,072	JPMorgan Chase Bank N.A.	06/03/16	1,293
Chilean Unidad de Fomento	41,242,000	U.S. Dollar	60,104	JPMorgan Chase Bank N.A.	06/10/16	1,944
Euro	8,905,608	U.S. Dollar	10,000,001	JPMorgan Chase Bank N.A.	06/10/16	210,740
Japanese Yen	541,281,500	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	06/10/16	93,039
Australian Dollar	4,733,000	U.S. Dollar	3,348,455	JPMorgan Chase Bank N.A.	06/14/16	243,207
U.S. Dollar	3,424,586	Australian Dollar	4,733,000	JPMorgan Chase Bank N.A.	06/14/16	(167,077)
Euro	17,960,722	U.S. Dollar	20,000,000	JPMorgan Chase Bank N.A.	06/17/16	597,990
135

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Euro	13,348,058	U.S. Dollar	15,000,000	JPMorgan Chase Bank N.A.	06/17/16	$308,023
Euro	4,425,922	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	06/17/16	75,804
Japanese Yen	1,240,569,000	U.S. Dollar	10,595,348	JPMorgan Chase Bank N.A.	06/17/16	1,080,452
Mexican Peso	266,257,080	U.S. Dollar	15,000,000	JPMorgan Chase Bank N.A.	06/17/16	398,720
U.S. Dollar	8,320,080	Euro	7,500,000	JPMorgan Chase Bank N.A.	06/17/16	(281,184)
U.S. Dollar	19,916,787	Euro	17,960,722	JPMorgan Chase Bank N.A.	06/17/16	(681,202)
U.S. Dollar	13,697,851	Euro	12,552,085	JPMorgan Chase Bank N.A.	06/17/16	(697,323)
U.S. Dollar	11,411,938	Japanese Yen	1,240,569,000	JPMorgan Chase Bank N.A.	06/17/16	(263,861)
U.S. Dollar	166,921	Australian Dollar	220,000	JPMorgan Chase Bank N.A.	06/20/16	16
U.S. Dollar	2,487,982	Australian Dollar	3,281,000	JPMorgan Chase Bank N.A.	06/22/16	(953)
Indonesian Rupiah	15,770,000,000	Australian Dollar	1,433,636	JPMorgan Chase Bank N.A.	06/23/16	94,752
Euro	27,321,310	U.S. Dollar	30,000,001	JPMorgan Chase Bank N.A.	06/24/16	1,340,790
Indonesian Rupiah	6,910,000,000	Australian Dollar	629,498	JPMorgan Chase Bank N.A.	06/24/16	40,420
Indonesian Rupiah	132,700,000,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	06/24/16	(54,039)
Japanese Yen	799,336,500	U.S. Dollar	7,500,000	JPMorgan Chase Bank N.A.	07/01/16	24,459
Singapore Dollar	6,946,770	U.S. Dollar	5,159,890	JPMorgan Chase Bank N.A.	07/15/16	(2,494)
U.S. Dollar	5,000,000	Singapore Dollar	6,946,770	JPMorgan Chase Bank N.A.	07/15/16	(157,396)
Indian Rupee	2,633,000	U.S. Dollar	39,086	JPMorgan Chase Bank N.A.	07/18/16	2
Malaysian Ringgit	14,979,000	Euro	3,099,510	JPMorgan Chase Bank N.A.	07/19/16	260,883
U.S. Dollar	230,889	Euro	203,185	JPMorgan Chase Bank N.A.	07/21/16	(2,379)
Australian Dollar	9,845,905	U.S. Dollar	7,500,000	JPMorgan Chase Bank N.A.	07/22/16	(40,014)
Euro	8,775,686	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	07/22/16	75,320
Euro	13,121,087	U.S. Dollar	15,000,000	JPMorgan Chase Bank N.A.	07/22/16	64,251
U.S. Dollar	9,923,460	Euro	8,775,686	JPMorgan Chase Bank N.A.	07/22/16	(151,861)
Euro	2,975,000	U.S. Dollar	3,324,996	JPMorgan Chase Bank N.A.	07/29/16	91,309
U.S. Dollar	3,317,988	Euro	2,975,000	JPMorgan Chase Bank N.A.	07/29/16	(98,317)
U.S. Dollar	1,773,395	Euro	1,606,300	JPMorgan Chase Bank N.A.	08/05/16	(71,641)
U.S. Dollar	1,743,522	Euro	1,584,300	JPMorgan Chase Bank N.A.	08/11/16	(76,634)
Euro	3,186,000	U.S. Dollar	3,563,094	JPMorgan Chase Bank N.A.	08/16/16	97,863
U.S. Dollar	3,601,980	Euro	3,186,000	JPMorgan Chase Bank N.A.	08/16/16	(58,977)
Euro	35,000,000	U.S. Dollar	39,995,059	JPMorgan Chase Bank N.A.	08/19/16	226,930
Japanese Yen	221,633,000	U.S. Dollar	1,960,504	JPMorgan Chase Bank N.A.	08/22/16	130,144
U.S. Dollar	1,795,551	Euro	1,612,000	JPMorgan Chase Bank N.A.	08/22/16	(57,158)
U.S. Dollar	1,798,436	Japanese Yen	221,633,000	JPMorgan Chase Bank N.A.	08/22/16	(292,211)
Japanese Yen	146,373,000	U.S. Dollar	1,294,947	JPMorgan Chase Bank N.A.	08/26/16	85,986
U.S. Dollar	1,242,439	Japanese Yen	146,373,000	JPMorgan Chase Bank N.A.	08/26/16	(138,493)
Japanese Yen	112,727,000	U.S. Dollar	997,381	JPMorgan Chase Bank N.A.	08/29/16	66,243
U.S. Dollar	848,028	Euro	737,287	JPMorgan Chase Bank N.A.	08/29/16	435
U.S. Dollar	947,298	Japanese Yen	112,727,000	JPMorgan Chase Bank N.A.	08/29/16	(116,327)
Japanese Yen	72,717,000	U.S. Dollar	643,422	JPMorgan Chase Bank N.A.	08/31/16	42,743
U.S. Dollar	608,503	Japanese Yen	72,717,000	JPMorgan Chase Bank N.A.	08/31/16	(77,663)
Japanese Yen	535,701,945	U.S. Dollar	4,744,210	JPMorgan Chase Bank N.A.	09/26/16	315,661
U.S. Dollar	4,530,000	Japanese Yen	535,701,945	JPMorgan Chase Bank N.A.	09/26/16	(529,871)
Malaysian Ringgit	10,882,486	Japanese Yen	304,962,081	JPMorgan Chase Bank N.A.	10/11/16	(113,713)
Malaysian Ringgit	15,609,000	Japanese Yen	437,414,128	JPMorgan Chase Bank N.A.	10/11/16	(163,100)
U.S. Dollar	159,175	Euro	147,287	JPMorgan Chase Bank N.A.	11/14/16	(10,634)
U.S. Dollar	2,283,066	Australian Dollar	3,208,000	JPMorgan Chase Bank N.A.	12/12/16	(134,687)
U.S. Dollar	1,141,829	Australian Dollar	1,595,000	JPMorgan Chase Bank N.A.	12/14/16	(60,184)
U.S. Dollar	636,596	Euro	572,000	JPMorgan Chase Bank N.A.	12/15/16	(23,721)
136

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase Bank N.A.	06/12/17	$(16,881)
U.S. Dollar	59,641,952	Hong Kong Dollar	465,744,000	JPMorgan Chase Bank N.A.	06/12/17	(341,167)
Chilean Unidad de Fomento	20,439,000	U.S. Dollar	30,112	Morgan Stanley	05/09/16	782
Chilean Unidad de Fomento	40,962,000	U.S. Dollar	56,987	Morgan Stanley	05/12/16	4,894
U.S. Dollar	762,990	Euro	686,000	Morgan Stanley	06/06/16	(23,434)
U.S. Dollar	898,298	Euro	816,000	Morgan Stanley	06/09/16	(37,256)
Chilean Unidad de Fomento	20,439,000	U.S. Dollar	29,620	Morgan Stanley	06/10/16	1,130
U.S. Dollar	455,013	Euro	403,000	Morgan Stanley	08/15/16	(8,048)
U.S. Dollar	451,840	Euro	403,000	Morgan Stanley	08/17/16	(11,255)
U.S. Dollar	407,324	Japanese Yen	50,022,000	Standard Chartered Bank	05/12/16	(62,950)
U.S. Dollar	261,425	Japanese Yen	31,954,500	Standard Chartered Bank	05/16/16	(39,018)
U.S. Dollar	1,404,159	Japanese Yen	166,449,000	Standard Chartered Bank	05/26/16	(161,196)
U.S. Dollar	1,098,221	Japanese Yen	127,990,000	Standard Chartered Bank	07/19/16	(107,637)
U.S. Dollar	675,006	Japanese Yen	78,840,000	Standard Chartered Bank	01/17/17	(73,315)
Swedish Krona	41,051,225	U.S. Dollar	4,893,509	UBS AG	05/20/16	222,300
Euro	10,000,000	U.S. Dollar	10,802,350	UBS AG	06/10/16	663,168
Mexican Peso	416,128,625	U.S. Dollar	22,619,268	UBS AG	06/17/16	1,447,127
U.S. Dollar	22,998,261	Mexican Peso	416,128,625	UBS AG	06/17/16	(1,068,135)
						$10,644,524

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option

137

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the six months ended April 30, 2016 is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2015	5,516	$3,623,270
Options written	84,420	27,659,551
Options terminated in closing purchase transactions	(70,533)	(15,076,960)
Options exercised	(1)	(711)
Options expired	(14,177)	(11,292,061)
Contracts outstanding at April 30, 2016	5,225	$4,913,089

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.
138

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

7.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

		Next $500 million
	First $500 million of	to $1 billion of	Average net assets	Blended
	average net assets	average net assets	exceeding $1 billion	Advisory Rate
Large Cap Core Fund	0.70%	0.65%	0.60%	0.67%
Fixed Income Fund	0.45%	0.40%	0.35%	0.44%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.40%

Average net assets
Small & Mid Cap Fund	0.85%

		Next $1.25 billion
	First $1.25 billion of	to $2.5 billion of	Average net assets	Blended
	average net assets	average net assets	exceeding $2.5 billion	Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%
Strategic Opportunities Fund	1.10%	1.05%	1.00%	1.03%

BIM has retained Harding Loevner LP (“Harding Loevner”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Small & Mid Cap Fund. Dimensional, Champlain and Mondrian are paid for their services directly by BIM.

BIM has retained Franklin Advisers, Inc. (“Franklin”), BlackRock Financial Management, Inc. (“BlackRock”), Muzinich & Co., Inc. (“Muzinich”) and TPH Asset Management LLC (“TPH”) as sub-advisers to each manage a segment of the Strategic Opportunities Fund. Franklin, BlackRock, Muzinich and TPH are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2017. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date. For the six months ended April 30, 2016, Bessemer waived shareholder servicing fees in the amount of $291,586 with respect to the Fixed Income Fund and $736,853 with respect to the Municipal Bond Fund.

139

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

D. Custody Fees. The Large Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Fund has retained BTCO to serve as its co-custodian. Pursuant to the Funds’ Custody Agreement, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments for Large Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund and Municipal Bond Fund or portion thereof for the Small & Mid Cap Fund and U.S. investments for Large Cap Core Fund and Large Cap Strategies Fund. The Strategic Opportunities Fund and the Subsidiary have retained Citibank, N.A. (“Citibank”) to serve as their custodian and the Small & Mid Cap Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2017 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.15%, the Small & Mid Cap Fund at 1.11%, the Strategic Opportunities Fund at 1.20%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2016, BIM waived $1,238,681 for the Small & Mid Cap Fund and $3,842,188 for the Strategic Opportunities Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $291,586 and $736,853, respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $120,000 (plus $50,000 for serving as the Board’s Chairperson, $20,000 as the Audit Committee Chairperson, $10,000 as the Pricing Committee Liaison and $10,000 each as the Nominating Committee Chairperson and the Governance Committee Chairperson) and receives for attendance at Board and committee meetings the following:

	Noticed to be
	In-Person
	(whether participating	Noticed to be
	by phone or in-person)	telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Interest Expense. When cash balances are overdrawn, the Funds are charged by BTCO an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations when such expenses are incurred.

140

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

8.	Securities Transactions:

Investment transactions for the six months ended April 30, 2016, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales
Large Cap Core Fund	$217,409,494	$221,998,522
Large Cap Strategies Fund	3,680,919,953	3,414,771,545
Small & Mid Cap Fund	767,166,249	1,167,689,317
Strategic Opportunities Fund (Consolidated)	1,526,683,366	1,922,709,600
Fixed Income Fund	135,093,365	91,353,435
Municipal Bond Fund	261,865,181	143,625,252

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the six months ended April 30, 2016 were as follows:

	Purchases	Sales
Fixed Income Fund	$58,973,193	$73,372,627
Municipal Bond Fund	110,794,023	112,708,291

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

By investing in the Subsidiary, the Strategic Opportunities Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The Funds may also be subject to capital gains tax in India on gains realized upon the sale of Indian securities. The Funds may accrue a deferred tax liability for unrealized gains on India, Indonesia and Pakistan securities based on existing tax rates and holding periods of the securities. As of April 30, 2016, the Large Cap Strategies Fund, the Small & Mid Cap Fund and the Strategic Opportunities Fund recorded liabilities of $145,571, $132,127 and $160,124, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India, Indonesia and Pakistan capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2015 was as follows (amounts in thousands):

				Strategic	Fixed	Municipal
	Large Cap	Large Cap	Small & Mid Cap	Opportunities	Income	Bond
	Core Fund	Strategies Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary Income	$13,732	$92,723	$48,279	$219,097	$7,735	$201
Net Long Term Capital Gains	44,984	324,270	558,353	199,203		5,449
Total Taxable Distributions	58,716	416,993	606,632	418,300	7,735	5,650
Tax Exempt Distributions	—	—	—	—	—	16,353
Total Distributions Paid	$58,716	$416,993	$606,632	$418,300	$7,735	$22,003

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

141

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2016 (Unaudited)

As of and during the period ended April 30, 2016, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2015, the Fixed Income Fund had a long-term capital loss carryforward of $4,613,007 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

10.	Commitments

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of April 30, 2016, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

142

Additional Information

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

143

Investment Adviser:
Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:
Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodians:
Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Administrator:
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public
Accounting Firm:
Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414802
(A21-SAR2016)
(4/16)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Large Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Strategic Opportunities Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS — 87.6%
AUSTRALIA — 2.0%
29,208	Acrux Ltd.	$13,658
99,433	Adelaide Brighton Ltd.	390,873
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	60,563
119,863	Alcyone Resources Ltd.(b)(c)(d)	0
105,636	ALS Ltd.	375,900
13,518	Altium Ltd.	63,212
620,028	Alumina Ltd.	704,802
60,601	Ansell Ltd.	918,336
14,818	AP Eagers Ltd.	121,570
298,227	APN News & Media Ltd.(d)	140,590
4,250	Arb Corp Ltd.	52,092
109,795	Aristocrat Leisure Ltd.	834,828
1,547,765	Arrium Ltd.(b)(c)(d)	25,891
455,767	Asciano Ltd.	3,059,978
76,846	ASG Group Ltd.(d)	64,273
9,691	AUB Group Ltd.	64,107
4,142	Aurizon Holdings Ltd.	13,448
82,510	Ausdrill Ltd.(d)	29,486
173,833	Ausnet Services	202,888
28,194	Austal Ltd.	33,442
188,262	Australian Agricultural Co. Ltd.(d)	205,414
141,784	Australian Pharmaceutical Industries Ltd.	211,299
97,516	Automotive Holdings Group Ltd.	290,654
4,480	Aveo Group	11,650
24,741	AWE Ltd.(d)	13,074
110,374	Bank of Queensland Ltd.	944,135
451,793	Beach Energy Ltd.	254,206
11,095	Bega Cheese Ltd.	51,882
132,313	Bendigo & Adelaide Bank Ltd.	937,634
32,618	Billabong International Ltd.(d)	33,730
2,067	Blackmores Ltd.	253,035
183,375	BlueScope Steel Ltd.	902,109
209,780	Boral Ltd.	1,027,223
15,029	Breville Group Ltd.	94,047
17,433	Brickworks Ltd.	202,937
171,833	Broadspectrum Ltd.(d)	193,367
17,980	BT Investment Management Ltd.	135,207
53,909	Cabcharge Australia Ltd.	131,987
279,117	Carnarvon Petroleum Ltd.(d)	18,888
16,047	carsales.com Ltd.	143,488
96,536	Cash Converters International Ltd.	35,967
9,912	Cedar Woods Properties Ltd.	32,106
176,264	Challenger Ltd.	1,200,843
3,787,036	Charter Hall Retail REIT	13,706,327
456,872	Cleanaway Waste Management Ltd.	274,433
84,396	Coal of Africa Ltd.(d)	2,438
108,165	Coca-Cola Amatil Ltd.	707,294
Shares		Value
AUSTRALIA (continued)
11,666	Cochlear Ltd.	$958,255
19,968	Collins Foods Ltd.	61,034
91,131	Computershare Ltd.	700,538
6,689	Corporate Travel Management Ltd.	72,526
3,197,824	Costa Group Holdings Ltd.	7,221,471
8,836	Credit Corp. Group Ltd.	67,991
30,098	CSG Ltd.	31,925
302,614	CSR Ltd.	786,919
17,343	Decmil Group Ltd.	10,088
23,943	Dick Smith Holdings Ltd(b)(c)	0
15,520	Domino’s Pizza Enterprises Ltd.	731,759
258,769	Downer EDI Ltd.	731,931
163,204	DUET Group	279,208
51,932	DuluxGroup Ltd.	252,714
13,853	Elders Ltd.(d)	35,918
307,875	Emeco Holdings Ltd.(d)	7,023
37,250	Energy Resources of Australia Ltd.(d)	9,771
48,647	Energy World Corp. Ltd.(d)	7,028
17	EQT Holdings Ltd.	196
6,453	ERM Power Ltd.	7,016
32,208	Event Hospitality and Entertainment Ltd.	367,586
517,354	Evolution Mining Ltd.	771,007
715,392	Fairfax Media Ltd.	432,440
43,260	FAR Ltd.(d)	2,730
16,777	Finbar Group Ltd.	10,907
1,598	Fleetwood Corp. Ltd.(d)	2,053
9,044	Flight Centre Travel Group Ltd.	270,320
6,588	Folkestone Education Trust REIT	12,423
779,036	Fortescue Metals Group Ltd.	2,019,885
11,536	G.U.D. Holdings Ltd.	74,908
12,341	G8 Education Ltd.	36,877
13,440	Gbst Holdings Ltd.	48,541
50,395	GrainCorp Ltd. - Class A	313,824
16,663	Greencross Ltd.	90,082
22,206	GWA Group Ltd.	39,003
28,670	Hansen Technologies Ltd.	73,900
164,992	Harvey Norman Holdings Ltd.	562,025
53,299	Healthscope Ltd.	110,231
1,000	HFA Holdings Ltd.	1,741
28,596	Hills Ltd.	4,783
22,913	Iluka Resources Ltd.	112,023
12,050	IMF Bentham Ltd.	12,277
777,713	Incitec Pivot Ltd.	1,904,101
105,134	Independence Group NL	244,613
72,251	Infigen Energy(d)	39,554
40,796	Infomedia Ltd.	18,301
1,105,328	Invocare Ltd.	10,303,774
53,982	IOOF Holdings Ltd.	366,945
21,147	Iress Ltd.	187,161
21,267	JB Hi-Fi Ltd.	355,264
10,888	Karoon Gas Australia Ltd.(d)	12,087
35,487	Kingsgate Consolidated Ltd.(d)	12,277

1

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
AUSTRALIA (continued)
39,514	MACA Ltd.	$33,199
328,362	Macmahon Holdings Ltd.(d)	26,215
24,272	Macquarie Atlas Roads Group	89,877
16,274	Magellan Financial Group Ltd.	266,040
3,914	Mantra Group Ltd.	11,011
34,583	Mayne Pharma Group Ltd.(d)	36,682
18,709	McMillan Shakespeare Ltd.	174,688
223,406	Medibank Pvt Ltd.	533,383
10,438	Melbourne IT Ltd.	15,476
17,031	Mesoblast Ltd.(d)	28,360
86,417	Metals X Ltd.	67,679
96,581	Metcash Ltd.(d)	129,247
52,702	Mincor Resources NL(d)	8,415
53,989	Mineral Resources Ltd.	304,185
732,000	MMG Ltd.(d)	165,143
36,171	Monadelphous Group Ltd.	209,571
34,487	Mortgage Choice Ltd.	44,447
45,677	Mount Gibson Iron Ltd.(d)	7,467
366,646	Myer Holdings Ltd.	288,537
1,050	MyState Ltd.	3,217
24,976	Navitas Ltd.	97,232
4,428	NetComm Wireless Ltd.(d)	9,865
128,661	New Hope Corp. Ltd.	140,872
52,364	Newsat Ltd.(b)(c)(d)	0
127,143	NIB Holdings Ltd.	440,831
25,509	Nine Entertainment Co. Holdings Ltd.	21,917
1,394	Noble Mineral Resources Ltd.(d)	11
150,444	Northern Star Resources Ltd.	442,691
33,366	Nufarm Ltd.	178,097
170,332	OceanaGold Corp.	609,541
112,332	Orica Ltd.	1,306,801
6,370	Orocobre Ltd.(d)	16,080
130,800	Orora Ltd.	262,559
124,310	OZ Minerals Ltd.	555,774
23,610	OzForex Group Ltd.	38,776
238,215	Pacific Brands Ltd.	207,391
3,507	Pacific Current Group Ltd.	11,893
2,417,845	Pact Group Holdings Ltd.	9,522,981
94,113	Paladin Energy Ltd.(d)	18,963
143,129	Panoramic Resources Ltd.	14,148
19,902	Peet Ltd.	14,300
5,718	Perpetual Ltd.	185,864
80,915	Perseus Mining Ltd.(d)	35,069
48,159	Platinum Asset Mangement Ltd.	221,904
67,411	Platinum Australia Ltd.(b)(c)(d)	0
85,726	PMP Ltd.	36,176
11,475	Premier Investments Ltd.	138,728
134,354	Primary Health Care Ltd.	354,482
54,609	Prime Media Group Ltd.	12,457
68,763	Programmed Maintenance Services Ltd.	76,596
177,021	Qube Holdings Ltd.	335,150
31,502	RCG Corp Ltd.	32,815
57,338	RCR Tomlinson Ltd.	57,112

Shares		Value
AUSTRALIA (continued)
6,531	REA Group Ltd.	$252,862
30,974	Reckon Ltd.	32,972
8,332	Reece Ltd.	228,703
99,706	Regis Resources Ltd.	219,854
570	Reject Shop Ltd. (The)	5,383
91,732	Resolute Mining Ltd.(d)	68,005
15,224	Retail Food Group Ltd.	63,666
101,020	Ridley Corp. Ltd.	102,158
4,191	Ruralco Holdings Ltd.	10,707
39,802	SAI Global Ltd.	110,462
20,536	Sandfire Resources NL	92,595
602,908	Santos Ltd.	2,200,427
222,211	Saracen Mineral Holdings Ltd.(d)	179,096
63,194	Seek Ltd.	786,573
11,618	Select Harvests Ltd.	44,434
74,750	Senex Energy Ltd.(d)	15,914
16,377	Servcorp Ltd.	89,034
19,063	Seven Group Holdings Ltd.	84,793
380,116	Seven West Media Ltd.	306,363
7,805,053	Shopping Centres Australasia Property Group REIT	13,886,935
212,165	Sigma Pharmaceuticals Ltd.	177,452
9,054	Sirtex Medical Ltd.	204,737
14,279	Slater & Gordon Ltd.	3,203
12,014	SMS Management & Technology Ltd.	17,265
34,101	Sonic Healthcare Ltd.	503,537
400,577	South32 Ltd.(d)	505,602
171,101	Southern Cross Media Group Ltd.	140,505
112,599	Spark Infrastructure Group	177,223
3,249,705	Spotless Group Holdings Ltd.	3,199,841
62,936	St Barbara Ltd.(d)	111,020
237,816	Star Entertainment Group Ltd.	1,021,655
74,283	Steadfast Group Ltd.	106,185
65,654	STW Communications Group Ltd.	53,415
46,637	Sunland Group Ltd.	53,900
22,520	Super Retail Group Ltd.	144,862
191,884	Tabcorp Holdings Ltd.	646,334
63,361	Tassal Group Ltd.	187,889
341,492	Tatts Group Ltd.	978,896
42,660	Technology One Ltd.	158,291
62,289	Ten Network Holdings Ltd.(d)	44,993
111,348	TFS Corp. Ltd.	132,075
60,571	Thorn Group Ltd.	64,247
4,364	Tiger Resources Ltd.(d)	159
70,044	Tox Free Solutions Ltd.	153,916
155,842	Treasury Wine Estates Ltd.	1,104,371
157,780	Troy Resources Ltd.(d)	76,180
33,081	UGL Ltd.(d)	79,484
28,287	Village Roadshow Ltd.	113,132
492,324	Virgin Australia Holdings Ltd.(d)	131,019

2

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
AUSTRALIA (continued)
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	$0
21,545	Virtus Health Ltd.	110,741
90,585	Vocus Communications Ltd.	594,404
24,221	Washington H. Soul Pattinson & Co. Ltd.	299,268
7,324	Webjet Ltd.	33,636
55,634	Western Areas NL	105,754
19,953	Whitehaven Coal Ltd.(d)	11,682
21,036	Worleyparsons Ltd.	111,803
		108,151,792
AUSTRIA — 0.2%
1,036	Agrana Beteiligungs AG	100,952
401	AMAG Austria Metall AG	14,739
16,739	ams AG	442,337
10,618	Andritz AG	594,658
5,900	Austria Technologie & Systemtechnik AG	81,610
6,441	BUWOG AG	135,558
19,561	CA Immobilien Anlagen AG	373,606
827	DO & CO AG	93,749
3,052	EVN AG	36,642
589	Flughafen Wien AG	67,329
1,397	Lenzing AG	108,248
1,068	Mayr Melnhof Karton AG	125,349
8,170	Oesterreichische Post AG	319,103
101,173	OMV AG	3,036,395
1,990	Palfinger AG	61,182
44,807	POLYTEC Holding AG(c)	410,452
6,198	RHI AG	133,283
516	Rosenbauer International AG	35,244
43,288	S IMMO AG	424,791
6,891	Schoeller-Bleckmann Oilfield Equipment AG	464,676
2,386	Semperit AG Holding	85,651
19,252	Strabag SE	605,125
2,205	UNIQA Insurance Group AG	15,917
4,874	Verbund AG	68,088
6,198	Vienna Insurance Group AG Wiener Versicherung Gruppe	139,883
38,117	Voestalpine AG	1,373,979
23,351	Wienerberger AG	461,368
1,597	Wolford AG	45,113
4,663	Zumtobel Group AG	60,709
		9,915,736
BELGIUM — 0.4%
14,280	Ackermans & van Haaren NV	1,859,154
383	Aedifica SA REIT	27,033
38,172	Ageas	1,497,473
38,236	AGFA - Gevaert NV(d)	151,881
120	Banque Nationale de Belgique	412,220
1,108	Barco NV	77,379
10,243	Bekaert SA	450,562
20,731	Bpost SA	584,789
Shares		Value
BELGIUM (continued)
6,094	Cie d’Entreprises CFE	$604,711
1,352	Cie Immobiliere de Belgique SA	71,399
1,148	Cofinimmo SA REIT	142,626
27,394	Colruyt SA	1,577,166
18,761	Deceuninck NV	48,185
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
50,793	Delhaize Group	5,323,459
5,755	D’ieteren SA NV	254,794
9,725	Econocom Group SA	104,787
2,295	Elia System Operator SA NV	118,663
10,018	Euronav NV	110,123
5,314	Exmar NV	45,636
7,223	Fagron NV	52,602
2,849	Galapagos NV(d)	129,479
972	Intervest Offices & Warehouses NV REIT(d)	27,803
151	Jensen-Group NV	4,668
2,543	Kinepolis Group NV	112,107
297	Lotus Bakeries	573,037
9,771	Melexis NV	539,502
22,148	Mobistar SA(d)	484,262
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
89,346	Nyrstar NV(d)	70,591
29,109	Proximus SADP	979,111
704	RealDolmen	14,349
8,109	Recticel SA	52,907
118	Resilux	18,916
30	Retail Estates NV REIT	2,690
3,766	Sioen Industries NV	77,621
1,917	Sipef NV	109,095
16,221	Solvay SA	1,639,337
17,016	Telenet Group Holding NV(d)	845,617
20,843	Tessenderlo Chemie NV(d)	716,231
29,962	Umicore SA	1,493,263
1,138	Van de Velde NV	79,800
6,098	Viohalco SA(d)	7,702
881	Warehouses De Pauw CVA REIT	80,199
		21,572,929
BERMUDA — 0.8%
225,000	Argo Group International Holdings Ltd.(c)	12,368,250
400,000	Endurance Specialty Holdings Ltd.	25,592,000
2,862	Frontline Ltd Bermuda	23,797
102,290	Hiscox Ltd.	1,345,901
52,100	James River Group Holdings Ltd.	1,613,016
197,400	Wilson Sons Ltd. - BDR(c)	1,882,596
		42,825,560
BRAZIL — 0.3%
2,300	Aliansce Shopping Centers SA	10,065
239,306	Alupar Investimento SA - Units	935,861

3

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
BRAZIL (continued)
9,031	Banco ABC Brasil SA - Preference Shares	$30,854
15,800	Banco Daycoval SA - Preference Shares	41,071
13,600	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	33,968
16,000	Banco Industrial e Comercial SA - Preference Shares(b)(c)(d)	38,567
20,647	Banco Pine SA - Preference Shares	21,012
16,200	Banco Sofisa SA - Preference Shares	18,370
44,117	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	219,607
18,392	BR Malls Participacoes SA	91,124
25,718	Braskem SA - Class A, Preference Shares	184,028
15,300	Centrais Eletricas Brasileiras SA(d)	34,610
13,800	Centrais Eletricas Brasileiras SA - Preference B Shares	51,641
3,200	Centrais Eletricas Santa Catarina - Preference Shares	12,096
36,400	CETIP SA - Mercados Organizados	446,209
15,726	Cia Brasileira de Distribuicao - Preference Shares	229,906
1,900	Cia de Gas de Sao Paulo - Class A, Preference Shares	21,822
11,500	Cia de Saneamento Basico do Estado de Sao Paulo	87,974
4,000	Cia de Saneamento do Parana - Preference Shares	4,978
1,857	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	30,647
10,800	Cia Energetica de Sao Paulo - Class B, Preference Shares	44,937
2,075	Cia Energetica do Ceara - Class A, Preference Shares	22,619
29,106	Cia Hering	121,358
5,800	Cia Paranaense de Energia - Class B, Preference Shares	47,776
7,300	Cosan SA Industria e Comercio	67,327
9,600	CPFL Energia SA(d)	55,687
10,453	Cyrela Brazil Realty SA Empreendimentos e Participacoes	31,518
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,163
64,695	Duratex SA	148,041
15,500	EDP - Energias do Brasil SA	57,191
216,620	Embraer SA	1,257,804
10,069	Equatorial Energia SA	123,782
29,000	Estacio Participacoes SA	100,848
Shares		Value
BRAZIL (continued)
44,700	Even Construtora e Incorporadora SA	$47,569
22,869	Ez Tec Empreendimentos e Participacoes SA	110,380
38,678	Fibria Celulose SA	340,756
207,000	Fleury SA	1,445,705
11,700	Gerdau SA	19,119
115,300	Gerdau SA - Preference Shares	263,169
8,500	Grendene SA	41,867
15,700	Hypermarcas SA	139,687
144,000	Iguatemi Empresa de Shopping Centers SA	1,109,963
5,272	Iochpe-Maxion SA	22,457
4,434	JHSF Participacoes SA(d)	1,908
100	JSL SA(c)	270
34,900	Klabin SA - Units	178,394
214,184	Kroton Educacional SA	798,383
82,200	Linx SA	1,163,957
14,075	Localiza Rent a Car SA	137,220
26,460	Lojas Americanas SA	84,475
68,760	Lojas Americanas SA - Preference Shares	319,884
75,100	Lojas Renner SA	450,917
3,300	M Dias Branco SA	74,746
249,500	Mahle-Metal Leve SA	1,650,396
82,243	Marcopolo SA - Preference Shares	57,152
62,584	Marfrig Global Foods SA(d)	116,825
4,950	Marisa Lojas SA	12,536
9,300	Minerva SA(d)	29,015
8,600	MRV Engenharia e Participacoes SA	30,032
4,650	Multiplan Empreendimentos Imobiliarios SA	80,176
5,300	Multiplus SA	57,927
11,500	Natura Cosmeticos SA	85,266
308,400	Odontoprev SA	949,613
119,600	Ouro Fino Saude Animal Participacoes SA(c)	1,581,916
38,355	Porto Seguro SA	309,806
4,900	Qualicorp SA	21,300
21,309	Raia Drogasil SA	343,992
6,200	Rodobens Negocios Imobiliarios SA	9,645
1,250	Santos Brasil Participacoes SA - Units	4,707
9,400	Sao Martinho SA	122,254
10,100	SLC Agricola SA	45,783
121,173	Sul America SA - Units	583,801
61,653	Suzano Papel e Celulose SA - Class A, Preference Shares	236,089
31,700	Tim Participacoes SA	70,788
11,821	Totvs SA	96,617
4,500	Transmissora Alianca de Energia Eletrica SA - Units	26,299
3,146	Usinas Siderúrgicas de Minas Gerais S.A.(d)	2,205

4

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
BRAZIL (continued)
61,300	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference shares	$44,916
8,958	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	90,016
		18,034,359
CAMBODIA — 0.0%
416,000	NagaCorp Ltd.	297,645
CANADA — 1.8%
8,517	5N Plus, Inc.(d)	13,780
2,275	Absolute Software Corp.	12,293
908	Acadian Timber Corp.	12,845
74,184	Advantage Oil & Gas Ltd.(d)	425,108
27,538	Aecon Group, Inc.	367,188
1,900	AG Growth International, Inc.	56,090
19,184	AGF Management Ltd. - Class B	79,506
3,110	AGT Food & Ingredients, Inc.	100,535
14,900	Aimia, Inc.	101,653
2,500	Air Canada(d)	18,590
800	AirBoss of America Corp.	10,202
1,100	Akita Drilling Ltd. - Class A	7,014
40,968	Alamos Gold, Inc.	295,497
3,300	Alaris Royalty Corp.	78,930
2,681	Algoma Central Corp.	26,496
44,100	Algonquin Power & Utilities Corp.	385,220
23,958	AltaGas Ltd.	582,385
4,000	Altus Group Ltd.	70,487
11,915	Amaya, Inc.(d)	161,532
20,500	Amerigo Resources Ltd.(d)	2,614
7,300	Atco Ltd. - Class I	238,427
21,880	Athabasca Oil Corp.(d)	23,367
12,100	ATS Automation Tooling Systems, Inc.(d)	111,964
18,016	AuRico Metals, Inc.(d)	12,923
1,900	AutoCanada, Inc.	31,089
5,900	Avigilon Corp.(d)	75,801
267,386	B2Gold Corp.(d)	594,570
4,279	Badger Daylighting Ltd.	79,701
46,920	Bankers Petroleum Ltd.(d)	71,051
36,000	Banro Corp.(d)	13,342
839	Baytex Energy Corp.	4,279
37,600	Bellatrix Exploration Ltd.(d)	41,954
67,000	Birchcliff Energy Ltd.(d)	278,744
6,842	Bird Construction, Inc.	63,420
9,550	Black Diamond Group Ltd.	33,338
92,117	BlackBerry Ltd.(d)	650,479
91,800	BlackPearl Resources, Inc.(d)	70,238
1,600	Boardwalk Real Estate Investment Trust, REIT	68,479
17,600	Bonavista Energy Corp.	44,326
5,500	Boralex, Inc. - Class A	72,021
3,200	BRP, Inc.(d)	50,881
Shares		Value
CANADA (continued)
1,471,119	CAE, Inc.	$17,399,702
25,425	Canaccord Genuity Group, Inc.	84,703
46,850	Canacol Energy Ltd.(d)	150,479
6,800	Canadian Apartment Properties REIT	161,667
45,555	Canadian Energy Services & Technology Corp.	139,058
3,400	Canadian Real Estate Investment Trust	120,018
54,100	Canadian Western Bank	1,193,503
11,532	Canam Group, Inc. - Class A	121,597
26,643	Canfor Corp.(d)	291,338
13,488	Canfor Pulp Products, Inc.	109,435
8,000	CanWel Building Materials Group Ltd.	32,135
44,088	Canyon Services Group, Inc.	171,475
6,900	Capital Power Corp.	97,723
58,401	Capstone Infrastructure Corp.	227,609
43,552	Cascades, Inc.	308,234
27,957	Celestica, Inc.(d)	299,690
88,526	Centerra Gold, Inc.	489,655
2,955	Cervus Equipment Corp.	27,579
4,700	Chartwell Retirement Residences - Units	51,805
28,569	Chinook Energy, Inc.(d)	12,296
6,000	Cineplex, Inc.	237,140
139,701	Claude Resources, Inc.(d)	239,386
3,297	Clearwater Seafoods, Inc. - Units	36,420
5,900	Cogeco Communications Inc.	293,989
3,464	Cogeco, Inc.	141,685
9,700	Colliers International Group, Inc.	401,235
6,500	Cominar Real Estate Investment Trust	89,519
10,252	Computer Modelling Group Ltd.	82,036
1,912	Corby Spirit and Wine Ltd.	28,573
28,574	Corus Entertainment, Inc. - Class B	284,897
50,217	Cott Corp.	665,584
54,055	Crew Energy, Inc.(d)	218,857
46,438	Delphi Energy Corp.(d)	43,673
6,900	Descartes Systems Group, Inc. (The)(d)	127,199
35,700	Detour Gold Corp.(d)	765,671
17,469	DH Corp.	453,467
1,071	DHX Media Ltd. - Variable Voting	6,530
1,759	DirectCash Payments, Inc.	18,085
38,640	Dominion Diamond Corp.	443,773
11,696	Dominion Diamond Corp.	134,270
9,400	Dorel Industries, Inc. - Class B	209,172
2,900	Dream Office Real Estate Investment Trust	48,399
27,489	Dundee Precious Metals, Inc.(d)	61,126

5

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
CANADA (continued)
683	E-L Financial Corp. Ltd.	$382,697
183,999	Eldorado Gold Corp.	775,767
10,600	Empire Co. Ltd. - Class A	176,146
21,487	Enbridge Income Fund Holdings, Inc.	496,460
8,100	Endeavour Silver Corp.(d)	33,634
12,473	EnerCare, Inc.	158,062
43,875	Enerflex Ltd.	421,021
4,736	Energy Fuels, Inc.(d)	11,211
2,342	Enghouse Systems Ltd.	97,902
34,600	Ensign Energy Services, Inc.	209,580
7,766	Entertainment One Ltd.	20,993
14,642	Epsilon Energy Ltd.(d)	37,927
3,442	Equitable Group, Inc.	164,460
20,491	Essential Energy Services Trust(d)	11,595
1,900	Evertz Technologies Ltd.	25,713
5,593	Exactearth Ltd(d)	12,036
3,224	Exchange Income Corp.	74,054
5,600	Exco Technologies Ltd.	60,030
38	EXFO, Inc.(d)	163
10,800	Extendicare, Inc.	79,621
3,100	Fiera Capital Corp.	33,033
76,082	Finning International, Inc.	1,352,219
7,834	First Capital Realty Inc.	126,810
26,208	First Majestic Silver Corp.(d)	279,062
9,700	FirstService Corp. - Subord Voting Shares	435,870
35,000	Fortuna Silver Mines, Inc.(d)	223,998
1,088	Gamehost, Inc.	9,712
23,321	Genworth MI Canada, Inc.	603,703
36,082	Gibson Energy, Inc.	536,327
5,865	Gluskin Sheff + Associates, Inc.	83,485
2,537	GMP Capital, Inc.	10,292
61,130	Golden Star Resources Ltd.(d)	42,387
72,974	Gran Tierra Energy, Inc.(d)	215,194
18,096	Granite Oil Corp.	111,054
10,752	Great Canadian Gaming Corp.(d)	155,791
8,500	H&R Real Estate Investment Trust	148,498
6,200	Heroux-Devtek, Inc.(d)	74,220
3,040	High Liner Foods, Inc.	41,310
2,065	HNZ Group, Inc.	17,281
21,000	Home Capital Group, Inc.	629,146
26,227	Horizon North Logistics, Inc.	29,473
40,000	HudBay Minerals, Inc.	199,570
43,300	Hudson’s Bay Co.	575,631
10,968	IAMGOLD Corp.(d)	37,326
9,300	IMAX Corp.(d)	297,599
18,778	Imperial Metals Corp.(d)	86,654
23,900	Industrial Alliance Insurance and Financial Services, Inc.	794,317
19,579	Innergex Renewable Energy, Inc.	216,123
11,529	Interfor Corp.(d)	100,248
Shares		Value
CANADA (continued)
15,926	Intertape Polymer Group, Inc.	$250,434
18,416	Jean Coutu Group PJC, Inc. (The) Class A	280,049
10,100	Just Energy Group, Inc.	64,317
1,300	K-Bro Linen, Inc.	41,600
2,900	Killam Apartment Real Estate Investment Trust	27,204
1,953	Kingsway Financial Services, Inc.(d)	9,152
150,145	Kinross Gold Corp.(d)	855,612
36,600	Kirkland Lake Gold, Inc.(d)	279,160
16,100	Klondex Mines Ltd.(d)	60,951
10,745	Laurentian Bank of Canada	426,306
8,626	Leon’s Furniture Ltd.	103,605
17,910	Linamar Corp.	775,524
6,511	Liquor Stores N.A. Ltd.	45,458
70,300	Lucara Dianmond Corp.(d)	179,294
314,728	Lundin Mining Corp.(d)	1,236,637
7,862	MacDonald Dettwiler & Associates Ltd.	550,785
7,130	Magellan Aerospace Corp.	100,298
500	Mainstreet Equity Corp.(d)	14,581
24,900	Major Drilling Group International, Inc.	155,588
152,729	Mandalay Resources Corp.	137,550
10,028	Manitoba Telecom Services, Inc.	262,469
17,500	Maple Leaf Foods, Inc.	362,358
36,498	Martinrea International, Inc.	276,055
6,800	Medical Facilities Corp.	92,188
44,700	MEG Energy Corp.(d)	236,913
3,348	Melcor Developments Ltd.	37,037
8,058	Merus Labs International, Inc.(d)	13,294
13,200	Methanex Corp.	461,472
3,903	Methanex Corp.	136,498
11,507	Mitel Networks Corp.(d)	80,339
10,302	Morneau Shepell, Inc.	144,509
2,186	MTY Food Group, Inc.	57,930
20,500	Mullen Group Ltd.	238,706
127,236	Nevsun Resources Ltd.	475,601
7,829	New Flyer Industries, Inc.	230,683
39,800	New Gold, Inc.(d)	187,152
20,348	Newalta Corp.	30,651
4,802	Norbord, Inc.	95,719
498	North American Energy Partners, Inc.	1,095
10,846	North West Co. Inc., (The)	241,089
13,829	Northland Power, Inc.	229,363
327,700	Northview Apartment Real Estate Investment Trust	5,139,982
17,600	NuVista Energy Ltd.(d)	83,322
9,240	Osisko Gold Royalties Ltd.	123,720
1,900	Ovivo, Inc.(d)	3,029
9,400	Painted Pony Petroleum Ltd.(d)	44,352
26,536	Pan American Silver Corp.	416,006
12,837	Pan American Silver Corp.	201,156

6

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
CANADA (continued)
54,424	Parex Resources, Inc.(d)	$545,238
18,488	Parkland Fuel Corp.	352,608
14,000	Pason Systems, Inc.	203,523
19,173	Penn West Petroleum Ltd.	21,852
21,800	Peyto Exploration & Development Corp.	556,511
5,653	Pizza Pizza Royalty Corp.	61,860
2,100	Points International Ltd.(d)	20,453
53,100	Precision Drilling Corp.	275,509
6,936	Premium Brands Holdings Corp.	299,176
26,929	Primero Mining Corp.(d)	50,652
37,060	Progressive Waste Solutions Ltd.	1,192,702
816	Progressive Waste Solutions Ltd.	26,283
9,335	Pulse Seismic, Inc.	16,963
6,200	Pure Industrial Real Estate Trust REIT	24,707
5,060	QLT, Inc.(d)	7,783
26,700	Quebecor, Inc. - Class B	714,156
14,785	Questerre Energy Corp. - Class A(d)	2,180
10,943	RB Energy, Inc.(c)(d)	39
13,400	Redknee Solutions, Inc.(d)	21,146
10,717	Reitmans (Canada) Ltd. - Class A	38,949
13,200	Richelieu Hardware Ltd.	234,080
20,367	Richmont Mines, Inc.(d)	158,430
400,000	Ritchie Bros Auctioneers, Inc.	11,476,000
237,356	Ritchie Bros. Auctioneers, Inc.	6,810,246
59,932	RMP Energy, Inc.(d)	87,412
2,900	Rocky Mountain Dealerships, Inc.	14,654
26,754	Rogers Sugar, Inc.	106,828
41,707	RONA, Inc.	793,786
15,500	Russel Metals, Inc.	275,978
33,588	Sandstorm Gold Ltd.(d)	144,824
125,000	Sandvine Corp.	269,985
2,551	Sears Canada, Inc.(d)	9,949
13,945	Secure Energy Services, Inc.	100,361
118,801	SEMAFO, Inc.(d)	529,288
11,300	ShawCor Ltd.	305,308
2,282	Sienna Senior Living, Inc.	29,264
12,100	Sierra Wireless, Inc.(d)	195,479
22,699	Silver Standard Resources, Inc.(d)	213,114
3,400	Smart Real Estate Investment Trust	91,266
19,231	Sprott, Inc.	41,843
4,087	Stantec, Inc.	104,709
3,200	Stantec, Inc.	82,021
7,060	Stella-Jones, Inc.	269,920
500	Strad Energy Services Ltd.	658
18,500	Street Capital Group, Inc.(d)	20,495
2,100	Stuart Olson, Inc.	11,180
22,548	Student Transportation, Inc.	111,779
Shares		Value
CANADA (continued)
19,026	SunOpta, Inc.(d)	$102,052
21,000	Superior Plus Corp.	182,769
21,013	Taseko Mines Ltd.(d)	13,565
68,695	Teck Resources Ltd. - Class B	840,962
29,951	Tembec, Inc.(d)	21,245
175,990	Teranga Gold Corp.(d)	140,265
42,529	Teranga Gold Corp. - CDI(d)	31,044
8,624	TMX Group Ltd.	357,071
26,912	TORC Oil & Gas Ltd.	181,458
20,645	Toromont Industries Ltd.	618,840
10,300	Torstar Corp. - Class B	17,157
21,650	Total Energy Services, Inc.	227,595
31,186	Tourmaline Oil Corp.(d)	719,314
13,378	Transalta Corp.	69,833
30,590	Transcontinental, Inc. - Class A	480,780
18,100	TransForce, Inc.	341,602
13,500	TransGlobe Energy Corp.	26,038
25,788	Trinidad Drilling Ltd.	49,944
6,156	Uni-Select, Inc.	315,037
3,080	Valener, Inc.	53,784
32,400	Veresen, Inc.	234,472
9,795	Vermilion Energy, Inc.	337,144
1,936	Vermilion Energy, Inc.	66,580
8,202	Wajax Corp.	118,712
15,700	West Fraser Timber Co. Ltd.	517,285
14,897	Western Energy Services Corp.	34,669
130,438	Western Forest Products, Inc.	233,909
6,800	Westjet Airlines Ltd.	113,812
1,400	Westshore Terminals Investment Corp.	20,464
7,900	Whistler Blackcomb Holdings, Inc.	164,523
103,511	Whitecap Resources, Inc.	776,312
91,300	Wi-Lan, Inc.	210,295
4,348	Winpak Ltd.	150,016
9,714	WSP Global, Inc.	326,794
416	Xtreme Drilling & Coil Services Corp.(d)	806
301,066	Yamana Gold, Inc.	1,492,493
19,314	Yellow Pages Ltd.(d)	321,105
6,007	ZCL Composites, Inc.	39,450
		95,041,287
CHILE — 0.0%
79,358	AES Gener SA	39,774
208,255	Aguas Andinas SA - Class A	120,661
109,821	Banmedica SA	186,173
1,013	Cia Cervecerias Unidas SA	11,350
54,166	Colbún SA	14,597
45,839	E.Cl SA	79,630
9,007	Embotelladora Andina SA - Class B, Preference Shares	30,462
34,238	Empresa Nacional de Telecomunicaciones SA	298,680
11,402	Forus SA	34,413
11,230	Gasco SA	87,369

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
CHILE (continued)
282,124	Inversiones Aguas Metropolitanas SA	$459,734
28,820,129	Itau CorpBanca	261,952
16,494	LATAM Airlines Group SA(d)	117,769
3,187	Latam Airlines Group SA - BDR(d)	21,017
43,624	Multiexport Foods SA	9,343
36,535	Parque Arauco SA	70,750
22,204	PAZ Corp. SA	14,216
154,380	Sigdo Koppers SA	215,773
1,023	Sociedad Matriz SAAM SA	79
34,456	Sonda SA	68,805
29,577	Vina Concha y Toro SA	49,665
		2,192,212
CHINA — 1.1%
81,000	361 Degrees International Ltd.	29,134
895,000	AAC Technologies Holdings, Inc.	6,224,813
597,250	Agile Property Holdings Ltd.	340,322
182,000	Angang Steel Co. Ltd. - H Shares	86,344
2,000	Anhui Expressway Co. Ltd. - H Shares	1,596
104,000	ANTA Sports Products Ltd.	266,003
174,000	Anton Oilfield Services Group(d)	17,497
415,500	Asia Cement China Holdings Corp.	90,525
96,000	Aupu Group Holding Co. Ltd.	25,990
140,000	AVIC International Holdings Ltd.	76,886
280,000	AviChina Industry & Technology Co. - H Shares	196,367
14,000	Bank of Chongqing Co. Ltd. - H Shares	11,082
24,500	Baoxin Auto Group Ltd.	15,540
104,000	Baoye Group Co. Ltd. - H Shares	68,646
245,000	BBMG Corp. - H Shares	180,033
614,000	Beijing Capital International Airport Co. Ltd. - H Shares	660,947
434,000	Beijing Capital Land Ltd. - H Shares	171,767
184,000	Beijing North Star Co. Ltd. - H Shares	58,590
714,000	Belle International Holdings Ltd.	438,144
955,000	Bloomage BioTechnology Corp. Ltd.	1,878,753
2,747,000	Boer Power Holdings Ltd.	1,544,034
452,000	BYD Electronic International Co. Ltd.(d)	259,305
358,656	Central China Real Estate Ltd.	68,893
23,000	Central China Securities Co. Ltd.	11,416
32,000	Changshouhua Food Co. Ltd.	15,676
Shares		Value
CHINA (continued)
118,000	Chaowei Power Holdings Ltd.(d)	$75,757
908,000	Chigo Holding Ltd.(d)	11,589
70,000	China Animal Healthcare Ltd.(b)(c)(d)	8,799
715,000	China Aoyuan Property Group Ltd.	141,951
21,000	China Child Care Corp. Ltd.	1,624
562,000	China Communications Services Corp. Ltd. - H Shares	265,897
22,500	China Conch Venture Holdings Ltd.	45,598
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares(d)	14,351
65,000	China Dredging Environment Protection Holdings Ltd.(d)	9,049
2,378,800	China Everbright Water Ltd.(d)	1,149,734
589,500	China Galaxy Securities Co. Ltd. - H Shares	519,818
36,800	China Gold International Resources Corp. Ltd.(d)	74,497
23,308	China Great Star International Ltd.(d)	40,197
216,500	China Hongqiao Group Ltd.	158,812
140,000	China Huishan Dairy Holdings Co. Ltd.	52,340
151,500	China Huiyuan Juice Group Ltd.(d)	67,187
37,700	China International Marine Containers Group Co. Ltd. - H Shares	59,003
32,000	China ITS Holdings Co. Ltd.(d)	2,310
466,000	China Lesso Group Holdings. Ltd.	257,123
66,000	China Lilang Ltd.	42,288
111,000	China Longyuan Power Group Corp. - H Shares	77,130
156,000	China Machinery Engineering Corp. - H Shares	106,388
135,000	China Medical System Holdings Ltd.	175,779
183,000	China Mengniu Dairy Co. Ltd.	310,941
638,084	China National Building Material Co. Ltd. - H Shares	330,686
544,000	China National Materials Co. Ltd. - H Shares	144,470
196,000	China Oilfield Services Ltd.	170,558
648,400	China SCE Property Holdings Ltd.	137,088
309,488	China Shanshui Cement Group Ltd.(b)(c)(d)	108,412
49,000	China Shineway Pharmaceutical Group Ltd.	56,158
961,093	China Shipping Container Lines Co. Ltd. - H Shares(d)	220,545
600,000	China Shipping Development Co. Ltd., H Shares	427,748

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
CHINA (continued)
34,000	China Southern Airlines Co. Ltd. - H Shares	$21,390
85,000	China Suntien Green Energy Corp. Ltd. - H Shares	9,753
164,000	China Taifeng Beddings Holdings Ltd.(b)(c)(d)	4,281
24,500	China Yongda Automobiles Services Holdings Ltd.	13,108
101,500	China ZhengTong Auto Services Holdings Ltd.	41,611
330,000	China Zhongwang Holdings Ltd.	165,066
144,000	Chinasoft International Ltd.(d)	52,351
30,000	Chongqing Iron & Steel Co. Ltd. - H Shares(d)	5,066
270,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	32,023
664,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	350,109
58,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(d)	9,571
671,600	Coolpad Group Ltd.(d)	133,335
937,443	Country Garden Holdings Co. Ltd.	371,018
4,949,000	CPMC Holdings Ltd.(c)	2,226,664
250,000	CSPC Pharmaceutical Group Ltd.	222,705
9,994,000	CT Environmental Group Ltd.	2,924,671
104,000	Da Ming International Holdings, Ltd.	34,189
310,000	Dalian Port PDA Co. Ltd. - H Shares	135,080
192,000	Daphne International Holdings Ltd.(d)	28,960
54,000	Datang International Power Generation Co .Ltd. - H Shares	15,385
37,200	Dongfang Electric Corp. Ltd. - H Shares	29,014
459,000	Dongyue Group Ltd.(b)(c)	81,067
263,000	Dynagreen Environmental Protection Group Co. Ltd.(d)	120,703
44,000	ENN Energy Holdings Ltd.	215,266
61,000	Evergrande Real Estate Group Ltd.	45,296
774,000	Fantasia Holdings Group Co. Ltd.	102,776
651,000	FIH Mobile Ltd.	279,471
4,259,000	Fu Shou Yuan International Group Ltd.	2,992,375
497,600	Fufeng Group Ltd.	155,883
2,020,000	Geely Automobile Holdings Ltd.	1,007,800
86,000	Golden Eagle Retail Group Ltd.	99,117
1,180,600	GOME Electrical Appliances Holdings Ltd.	152,200
Shares		Value
CHINA (continued)
144,000	Goodbaby International Holdings Ltd.(d)	$80,754
201,000	Greatview Aseptic Packaging Co. Ltd.	102,095
41,000	Greenland Hong Kong Holdings Ltd.(d)	14,535
225,500	Greentown China Holdings Ltd.(d)	168,320
238,000	Guangshen Railway Co. Ltd. - H Shares	123,650
18,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	38,242
266,800	Guangzhou R&F Properties Co. Ltd. - H Shares	373,532
2,086,000	Haitian International Holdings Ltd.	3,571,282
152,000	Harbin Electric Co. Ltd. - H Shares	62,510
3,773,000	Hilong Holding Ltd.	437,765
38,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(d)	17,832
23,000	HNA Infrastructure Company Ltd.	24,462
82,000	HOSA International Ltd.	26,217
82,000	Huadian Fuxin Energy Corp. Ltd.	17,971
74,000	Huadian Power International Corp. Ltd. - H Shares	38,064
1,622,000	Huaneng Renewables Corp. Ltd. - H Shares	480,940
45,000	Huishang Bank Corp. Ltd. - H Shares	21,697
102,000	Intime Retail Group Co. Ltd.	92,047
156,000	Jiangnan Group Ltd.	26,346
50,000	Jiangsu Expressway Co. Ltd. - H Shares	65,877
236,000	Jiangxi Copper Co. Ltd. - H Shares	288,729
1,235,000	Kaisa Group Holdings Ltd.(b)(c)(d)	46,570
164,000	Kingdee International Software Group Co. Ltd.	53,490
465,000	KWG Property Holding Ltd.	302,131
54,000	Lenovo Group Ltd.	42,953
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(d)	35,077
128,000	Lifetech Scientific Corp.(d)	21,782
7,800	Livzon Pharmaceutical Group, Inc.	36,200
528,500	Longfor Properties Co. Ltd.	744,011
652,000	Lonking Holdings Ltd.	109,270
130,000	Maanshan Iron & Steel Co. Ltd. - H Shares(d)	29,999
512,000	Maoye International Holdings Ltd.	53,465
4,141,000	Microport Scientific Corp.	2,156,743

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
CHINA (continued)
230,000	Microport Scientific Corp.(c)(d)	$119,790
132,000	Minth Group Ltd.	345,447
80,000	NVC Lighting Holdings Ltd.(d)	8,457
54,000	O-Net Technologies Group Ltd.(d)	17,752
49,800	Pacific Online Ltd.	15,151
197,000	Powerlong Real Estate Holdings Ltd.	42,667
56,000	Qingling Motors Co. Ltd. - H Shares	18,193
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,719
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,272
3,828,145	Renhe Commercial Holdings Co. Ltd.(d)	130,781
214,000	Sany Heavy Equipment International Holdings Co. Ltd.(d)	42,762
10,766,806	Semiconductor Manufacturing International Corp.(d)	888,339
70,000	Shandong Chenming Paper Holdings Ltd. - H Shares	55,137
28,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	16,857
18,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	50,323
229,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	94,568
123,700	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	263,127
32,000	Shenzhen Expressway Co. Ltd. - H Shares.	28,465
66,000	Shenzhou International Group Holdings Ltd.	342,044
706,381	Shui On Land Ltd.	184,862
64,000	Sichuan Expressway Co. Ltd. - H Shares	21,452
212,000	Sihuan Pharmaceutical Holdings Group Ltd.	48,922
73,000	SinoMedia Holding Ltd.	19,010
1,436,062	Sino-Ocean Land Holdings Ltd.	647,967
119,000	Sinopec Engineering Group Co. Ltd.	110,763
224,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares(d)	110,312
405,000	Sinotrans Ltd. - H Shares	187,962
334,000	Sinotruk Hong Kong Ltd.	168,789
364,000	SOHO China Ltd.	183,481
6,000	Springland International Holdings Ltd.	1,091
352,000	Sunac China Holdings Ltd.	225,987
2,217,000	Sunny Optical Technology Group Co. Ltd.	6,859,441
76,000	TCL Communication Technology Holdings Ltd.	49,381
Shares		Value
CHINA (continued)
36,000	Tian Shan Development Holdings Ltd.	$14,434
340,000	Tiangong International Co. Ltd.	27,614
164,000	Tianneng Power International Ltd.(d)	134,678
166,000	Tingyi Cayman Islands Holding Corp.	194,101
1,689,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,652,093
22,800	Tonly Electronics Holdings Ltd.	10,582
1,039,500	Travelsky Technology Ltd. - H Shares	1,937,781
210,000	Trigiant Group Ltd.	35,736
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,058
20,000	Tsingtao Brewery Co. Ltd. - H Shares	75,803
63,400	Uni-President China Holdings Ltd.	59,175
124,000	Universal Health International Group Holding Ltd.	11,190
439,200	V1 Group Ltd.	24,347
52,000	Weichai Power Co. Ltd. - H Shares	62,747
177,000	Weiqiao Textile Co. - H Shares	133,031
496,000	Welling Holding Ltd.	83,126
1,066,000	West China Cement Ltd.	225,379
582,000	Wuzhou International Holdings Ltd.(d)	63,025
626,000	Xiamen International Port Co. Ltd. - H Shares	129,931
74,000	Xingda International Holdings Ltd.	15,550
138,000	Xingye Copper International Group Ltd.(d)	16,012
62,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	102,799
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(d)	23,499
212,000	Xinyi Solar Holdings Ltd.	83,905
283,000	Xiwang Special Steel Co. Ltd.	28,092
149,000	XTEP International Holdings Ltd.	88,168
52,000	Yanzhou Coal Mining Co. Ltd. - H Shares	29,630
5,180,000	Yestar International Holdings Co. Ltd.	2,076,835
49,500	Youyuan International Holdings Ltd.	11,487
370,000	Yuanda China Holdings Ltd.	11,591
531,760	Yuzhou Properties Co. Ltd.	145,333
159,000	Zall Development Group Ltd.	65,183
97,500	Zhaojin Mining Industry Co. Ltd. - H Shares	83,335
96,000	Zhejiang Expressway Co. Ltd. - H Shares	98,266

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
CHINA (continued)
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	$0
166,000	Zhong An Real Estate Ltd.(d)	15,194
24,000	Zhuzhou CRRC Times Electric Co. Ltd.	137,220
43,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	14,579
		60,022,772
CURACAO — 0.0%
71,060	Mouwasat Medical Services Co.(d)	2,526,800
DENMARK — 0.6%
742	ALK-Abello A/S	120,552
26,508	Alm Brand A/S	196,984
8,231	Amagerbanken A/S(b)(c)(d)	0
1,801	Ambu A/S - B Shares	62,068
1,663	Bang & Olufsen A/S(d)	18,038
2,210	Bavarian Nordic A/S(d)	84,324
1,079	Brodrene Hartmann A/S	43,577
308,793	Chr. Hansen Holding A/S	19,217,313
5,133	D/S Norden A/S(d)	89,950
10,570	Dfds A/S	422,006
23,297	DSV A/S	980,311
9,621	FLSmidth & Co. A/S	373,608
3,180	Genmab A/S(d)	471,151
66,435	GN Store Nord A/S	1,306,275
8,562	H. Lundbeck A/S(d)	285,984
1,804	H+H International A/S - Class B(d)	19,984
825	Harboes Bryggeri A/S - Class B	14,470
2,037	IC Group A/S	68,948
27,853	ISS A/S	1,057,606
17,993	Jyske Bank A/S	736,640
6,510	NKT Holding A/S	370,887
1,470	Nordjyske Bank A/S	21,259
10,150	Per Aarsleff A S	280,309
1,300	Ringkjoebing Landbobank A/S	273,213
1,648	Rockwool International A/S - Class B	274,595
9,265	Royal Unibrew A/S	418,512
7,654	Santa Fe Group A/S(d)	73,600
7,068	Schouw & Co.	413,225
8,811	SimCorp A/S	396,107
1,324	Solar A/S - Class B	68,036
21,891	Spar Nord Bank A/S	178,504
19,282	Sydbank A/S	545,261
219,403	TDC A/S	1,122,720
21,852	TK Development A/S(d)	22,694
16,542	Topdanmark AS(d)	437,747
18,025	Tryg A/S	340,272
456	United International Enterprises	67,912
3,200	William Demant Holding A/S(d)	328,877
		31,203,519
Shares		Value
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	$264,737
486	BankNordik	8,449
		273,186
FINLAND — 0.4%
3,779	Ahlstrom Oyj	34,012
29,532	Aktia Bank Oyj	296,564
17,970	Amer Sports Oyj	531,289
1,322	Atria Oyj	13,548
4,574	Cargotec Oyj - Class B	172,837
54,402	Caverion Corp.	398,677
32,219	Citycon Oyj	81,680
2,317	Comptel Oyj	4,378
6,254	Cramo Oyj	125,106
29,832	Elisa Oyj	1,113,935
16,218	Finnair Oyj(d)	96,567
7,981	Fiskars Oyj Abp	154,992
8,344	F-Secure Oyj	24,459
7,348	HKScan Oyj - A Shares	26,504
40,848	Huhtamaki Oyj	1,604,322
17,769	Kemira Oyj	215,266
9,291	Kesko OYJ - B Shares	371,185
2,280	Kesko Oyj - Class A	91,193
12,022	Konecranes Oyj	275,730
23,628	Lassila & Tikanoja OYJ	410,971
74	Lemminkainen Oyj	1,135
75,818	Metsa Board Oyj	476,185
27,237	Metso Oyj	654,634
51,836	Neste Oyj	1,658,382
31,653	Nokian Renkaat Oyj	1,167,796
1,316	Okmetic Oyj	13,773
2,393	Olvi Oyj - Class A	66,475
27,474	Oriola-KD Oyj - Class B	135,904
6,792	Orion Oyj - Class A	233,239
21,898	Orion Oyj - Class B	763,767
14,520	Outokumpu Oyj(d)	60,885
6,272	PKC Group Oyj	112,754
1,919	Poyry Oyj(d)	7,471
38,176	Raisio Oyj - V Shares	187,969
75,089	Ramirent Oyj	524,485
15,890	Sanoma Oyj	77,874
80,880	Sponda Oyj	352,111
6,761	Stockmann Oyj Abp - Class B(d)	46,915
293,089	Stora Enso Oyj - Class R	2,557,297
163,338	Talvivaara Mining Co. Plc(b)(c)(d)	1,066
4,690	Technopolis Oyj	20,246
32,065	Tieto Oyj	841,903
21,224	Tikkurila Oyj	372,074
150,989	UPM-Kymmene Oyj	2,883,819
15,354	Uponor Oyj	236,819
3,684	Vaisala Oyj - Class A	104,869
14,981	Valmet Oyj	187,837
15,103	Wartsila Oyj Abp	647,479

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
FINLAND (continued)
32,499	YIT OYJ	$221,790
		20,660,168
FRANCE — 2.4%
35,055	Accor SA	1,552,813
6,551	Actia Group	39,907
5,380	Aeroports de Paris	677,028
57,332	Air France-KLM(d)	514,158
6,734	Akka Technologies SA	217,136
8,319	Albioma SA	135,741
6,803	Alstom SA(d)	173,869
136	Altarea SCA REIT	28,187
13,714	Alten SA	847,978
25,305	Altran Technologies SA	375,379
24,749	APRIL SA(c)	340,068
42,415	Arkema SA	3,384,186
3,122	Assystem	81,006
51,892	Atos SE	4,616,280
560	Axway Software SA	12,337
4,971	Beneteau SA	57,547
6,711	BioMerieux	865,655
79,755	Boiron SA(c)	6,392,674
106,370	Bollore SA	421,427
8,998	Bonduelle SCA	265,823
19,160	Bourbon SA	282,578
20,290	Bouygues SA	676,550
73,197	Bureau Veritas SA	1,734,963
158	Burelle SA	146,544
26,120	Capgemini SA	2,438,469
92,370	Carrefour SA	2,617,249
17,032	Casino Guichard Perrachon SA	1,013,354
10,154	Cegedim SA(c)(d)	278,813
2,386	Cegid Group SA	168,844
17,960	CGG SA(d)	16,863
6,528	Chargeurs SA	66,676
3,649	Cie des Alpes	63,510
27,190	Cie Generale des Etablissements Michelin - Class B	2,837,870
23,540	CNP Assurances	400,680
30,050	Coface SA(d)	242,548
21,920	Dassault Systemes SA	1,714,304
58,242	Derichebourg SA	185,399
1,675	Devoteam SA	78,080
15,013	Edenred	296,024
30,573	Eiffage SA	2,430,591
446	Electricite de Strasbourg SA	49,180
779	Esso SA Francaise(d)	35,323
4,816	Euler Hermes Group	457,711
73,264	Eutelsat Communications SA	2,275,553
1,226	Exel Industries SA - Class A	107,632
1,633	Faiveley Transport SA	177,638
19,271	Faurecia	795,934
2,670	FFP	206,276
879	Fimalac	98,708
4,430	Fonciere Des Regions REIT	419,199
40,245	Futuren SA(d)	29,954
Shares		Value
FRANCE (continued)
11,234	GameLoft SA(d)	$95,190
8,177	Gaztransport Et Technigaz SA	303,412
6,915	Gecina SA REIT	1,000,051
4,254	GL Events	81,736
1,072	Groupe Crit	70,679
129,094	Groupe Eurotunnel SE	1,648,191
7,871	Groupe Fnac SA(d)	454,512
1,572	Guerbet	103,412
2,418	Haulotte Group SA	37,793
7,408	Havas SA	61,991
418	HiPay Group SA(d)	4,963
1,746	ICADE REIT	137,450
3,690	Iliad SA	806,390
14,001	Imerys SA	1,033,418
75,190	Ingenico Group SA	8,867,964
1,341	Interparfums SA	35,471
16,110	Ipsen SA	974,916
9,410	IPSOS	280,149
3,503	Jacquet Metal Service	52,085
7,047	JCDecaux SA	311,270
31,020	Klepierre REIT	1,458,969
293,650	Korian SA	9,250,116
31,108	Lagardere SCA	825,324
936	Laurent-Perrier	79,579
1,830	Le Noble Age(d)	62,549
2,183	Lectra	33,145
37,840	Legrand SA	2,155,180
1,180	Linedata Services	54,047
245,816	LISI(c)	7,034,010
438	Maisons France Confort SA	20,548
3,615	Manitou BF SA	62,836
4,121	Mersen	65,968
30,873	Metropole Television SA	585,594
5,327	MGI Coutier	113,455
1,975	Mr Bricolage	29,987
104,090	Natixis SA	574,133
1,247	Naturex(d)	105,092
1,285	Neopost SA	31,458
8,744	Nexans SA(d)	407,003
6,068	Nexity SA	325,384
15,700	Numericable-SFR SA	513,883
5,485	Oeneo SA	45,472
3,092	Onxeo SA(d)	11,845
8,604	Orpea	709,447
79,170	Peugeot SA(d)	1,274,143
1,273	Pierre & Vacances SA(d)	49,852
25,703	Plastic Omnium SA	851,155
506	Plastivaloire	40,940
431	PSB Industries SA	23,689
30,930	Publicis Groupe	2,288,973
7,180	Rallye SA	138,121
28,970	Renault SA	2,795,758
79,155	Rexel SA	1,199,126
523	Rothschild & Co.	13,085
133,695	Rubis SCA	10,434,493
8,556	Saft Groupe SA	265,893

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
FRANCE (continued)
1,023	Sartorius Stedim Biotech	$390,659
2,288	Savencia SA	151,901
71,698	SCOR SE	2,441,190
6,771	SEB SA	758,803
14,950	Sequana SA(d)	46,563
7,304	Societe BIC SA	1,036,654
320	Societe Internationale de Plantations d’Heveas SA(d)	13,001
11,804	Societe Television Francaise 1	141,853
13,730	Sodexo SA	1,386,489
2,401	Solocal Group(d)	14,296
517	Somfy SA	188,846
2,996	Sopra Steria Group	348,205
12,209	Ste Industrielle d’Aviation Latecoere SA(d)	50,048
1,615	Stef SA	121,867
72,593	Suez Environnement Co.	1,338,281
1,087	Sword Group	29,225
20,120	Synergie SA(c)	607,295
15,150	Tarkett SA	494,406
128,112	Technicolor SA	878,705
50,221	Technip SA	2,939,123
22,898	Teleperformance SA	2,055,608
318	Tessi SA	52,799
17,890	Thales SA	1,546,621
260	Thermador Groupe	23,775
1,951	Trigano SA	114,381
74,100	UBISOFT Entertainment(d)	2,152,610
11,500	Valeo SA	1,823,129
1,621	Valneva SE(d)	6,292
70,410	Veolia Environnement SA	1,729,774
602	Vetoquinol SA	24,954
2,449	Vicat SA	170,498
3,159	Vilmorin & Cie SA	226,113
596	Virbac SA	108,715
449	Vranken - Pommery Monopole SA	12,745
4,010	Wendel SA	463,300
1,540	XPO Logistics SA	356,204
49,450	Zodiac Aerospace	1,159,356
		129,037,795
GEORGIA — 0.0%
4,097	BGEO Group Plc	137,087
GERMANY — 2.7%
23,456	Aareal Bank AG	833,148
27,620	Adidas AG	3,561,137
2,898	Adler Modemaerkte AG	27,542
95,808	ADVA Optical Networking SE(d)	1,020,480
20,551	Aixtron SE(d)	102,129
4,617	Allgeier SE	83,636
6,126	Alstria Office REIT AG	85,929
5,182	Amadeus Fire AG	389,131
9,471	Aurubis AG	513,882
17,022	Axel Springer SE	950,388
Shares		Value
GERMANY (continued)
310	Basler AG	$17,216
3,784	Bauer AG	61,787
7,518	BayWa AG	262,560
2,465	Bechtle AG	257,418
15,880	Beiersdorf AG	1,424,858
1,027	Bertrandt AG	118,597
884	Bijou Brigitte AG	57,100
24,171	Bilfinger SE	1,053,530
2,505	Biotest AG	47,887
2,694	Biotest AG - Preference Shares	48,909
20,442	Borussia Dortmund GmbH & Co. KGaA	91,803
43,875	Brenntag AG	2,572,755
2,756	CANCOM SE	140,605
6,532	Carl Zeiss Meditec AG	213,054
2,761	CENIT AG	65,696
4,110	CENTROTEC Sustainable AG	68,004
8,870	Cewe Stiftung & Co. KGaA	559,022
7,896	Comdirect Bank AG	89,781
158,420	Commerzbank AG	1,480,222
4,097	CompuGroup Medical SE	160,911
5,206	Constantin Medien AG(d)	12,638
23,721	CTS Eventim AG & Co KGaA	830,881
1,776	Deag Deutsche Entertainment AG(d)	7,890
31,530	Deutsche Boerse AG	2,588,267
154,753	Deutsche Lufthansa AG(d)	2,402,843
81,478	Deutsche Wohnen AG	2,495,224
30,691	Deutz AG	156,597
24,115	DMG Mori AG	1,155,329
2,100	Dr Hoenle AG	55,282
1,053	Draegerwerk AG & Co. KGaA	64,073
6,958	Drillisch AG	287,102
92,023	Duerr AG	7,367,572
1,537	Eckert & Ziegler AG	34,125
6,212	Elmos Semiconductor AG	77,746
370,688	ElringKlinger AG	9,070,676
908	Euromicron AG(d)	8,235
10,490	Evonik Industries AG	332,302
148,069	Fielmann AG	10,917,147
1,910	First Sensor AG(d)	23,183
19,763	Fraport AG Frankfurt Airport Services Worldwide	1,196,208
44,878	Freenet AG	1,370,513
31,670	Fresenius Medical Care AG & Co. KGaA	2,746,991
18,964	Fuchs Petrolub SE	699,218
23,177	Fuchs Petrolub SE - Preference Shares	991,363
50,234	GEA Group AG	2,329,014
17,874	Gerresheimer AG	1,329,109
4,449	Gerry Weber International AG	64,189
2,114	Gesco AG	176,635
17,123	GFK SE	666,631
2,873	GFT Technologies SE	70,433
5,876	Grammer AG	227,418

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
GERMANY (continued)
1,925	Grenkeleasing AG	$379,569
1,190	H&R AG(d)	14,035
3,687	Hamborner AG REIT	41,053
5,599	Hamburger Hafen und Logistik AG	87,833
9,830	Hannover Rueck SE	1,120,862
18,000	HeidelbergCement AG	1,599,208
71,944	Heidelberger Druckmaschinen AG(d)	162,124
3,483	Hochtief AG	446,482
648	Hornbach Baumarkt AG	20,090
12,811	HUGO BOSS AG	816,934
9,402	Indus Holding AG	478,648
154,130	Infineon Technologies AG	2,192,856
502	Init Innovation In Traffic Systems AG	8,162
1,165	Isra Vision AG	82,641
11,957	Jenoptik AG	186,956
3,178	Jungheinrich AG	299,598
75,757	K+S AG	1,889,327
2,490	Kabel Deutschland Holding AG(c)	289,367
18,119	KION Group AG	987,155
19,662	Kloeckner & Co. SE	229,081
1,774	Koenig & Bauer AG(d)	66,414
5,079	Kontron AG(d)	16,755
6,859	Krones AG	781,781
740	Ksb AG	258,439
210	KSB AG	74,796
10,885	KUKA AG	1,072,397
425	KWS Saat SE	147,309
67,359	Lanxess AG	3,522,132
7,228	Leg Immobilien AG	668,821
798	Leifheit AG	51,170
6,072	Leoni AG	218,769
2,628	LPKF Laser & Electronics AG	21,817
4,700	MAN SE	509,922
1,101	Manz AG(d)	46,186
89,708	Metro AG	2,850,498
17,521	MLP AG	68,293
175,208	MTU Aero Engines AG	16,535,340
1,808	MVV Energie AG	40,660
5,477	Nemetschek SE	306,048
2,244	Nexus AG	39,313
21,300	Nordex SE(d)	596,328
161,803	NORMA Group SE	8,320,630
1,516	OHB SE	33,416
37,382	OSRAM Licht AG	1,950,814
10,870	Patrizia Immobilien AG(d)	251,798
1,780	Pfeiffer Vacuum Technology AG	191,305
17,767	PNE Wind AG	44,533
386	Progress-Werk Oberkirch AG	16,354
35,080	ProSiebenSat.1 Media SE	1,788,304
484	Puma SE	110,287
29,897	QSC AG	46,387
Shares		Value
GERMANY (continued)
870	R Stahl AG	$29,557
13,568	Rational AG	6,887,937
19,717	Rheinmetall AG	1,542,465
13,293	RHOEN-KLINIKUM AG	413,028
91,599	RWE AG(d)	1,368,237
16,332	SAF-Holland SA	192,247
9,704	Salzgitter AG	328,404
1,934	Sartorius AG - Preference Shares	477,122
1,579	Schaltbau Holding AG	84,978
6,126	SGL Carbon SE(d)	71,654
7,152	Sixt SE	413,976
3,115	Sixt SE - Preference Shares	136,218
977	Softing AG	15,606
16,990	Software AG	649,197
49,185	Stada Arzneimittel AG	2,086,640
2,480	Sto Se & CO KGAA	306,124
7,599	STRATEC Biomedical AG	435,412
7,241	Stroeer SE & Co. KGaA	356,528
22,636	Suedzucker AG	399,160
4,961	Suess MicroTec AG(d)	52,733
1,278	Surteco SE	32,699
35,971	Symrise AG	2,383,184
7,410	TAG Immobilien AG	98,382
32,248	Takkt AG	673,895
38,835	Talanx AG	1,288,467
423	Technotrans AG	8,714
22,110	Tlg Immobilien AG	467,482
4,964	Tomorrow Focus AG(d)	14,779
83,580	TUI AG(c)	1,210,242
24,028	United Internet AG	1,173,034
19,170	Vib Vermoegen AG	398,515
11,635	Villeroy & Boch AG	180,989
41,110	Vonovia SE	1,383,247
1,213	Vossloh AG(d)	83,962
8,065	VTG AG	249,803
9,072	Wacker Chemie AG	869,783
8,248	Wacker Neuson SE	139,589
1,136	Washtec AG	46,048
15,110	Wincor Nixdorf Acceptance(d)	826,334
13,310	Wirecard AG	574,803
1,653	XING AG	313,444
		146,757,566
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	73,789
GREECE — 0.0%
45,756	Aegean Airlines SA(c)	419,669
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
2,153	Athens Water Supply & Sewage Co. SA (The)	11,464
32,394	Ellaktor SA(d)	47,108
10,168	Frigoglass SAIC(d)	2,503

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
GREECE (continued)
14,537	GEK Terna Holding Real Estate Construction SA(d)	$28,464
5,827	Hellenic Exchanges - Athens Stock Exchange SA	33,228
142,649	Intralot SA-Integrated Lottery Systems & Services(c)(d)	166,608
7,101	JUMBO SA(d)	93,263
1,715	Lamda Development SA(d)	7,403
132,453	Marfin Investment Group Holdings SA(d)	21,385
3,653	Metka SA	27,942
3,640	Motor Oil (Hellas) Corinth Refineries SA	41,513
61,455	Mytilineos Holdings SA(c)	246,293
22,848	Proton Bank SA(b)(c)(d)	0
3,988	Sarantis SA	39,911
12,534	T Bank SA(b)(c)(d)	0
6,226	Terna Energy SA	19,748
647	Thessaloniki Port Authority SA	14,358
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		1,220,860
GUERNSEY — 0.0%
5,739	Raven Russia Ltd.(d)	2,736
HONG KONG — 0.9%
375,000	Agritrade Resources Ltd.	78,801
150,000	Alibaba Pictures Group Ltd.(d)	35,194
26,000	Allied Group Ltd.	129,046
1,415,693	Allied Properties HK Ltd.	266,461
138,000	AMVIG Holdings Ltd.	56,930
520,000	Anxin-China Holdings Ltd.(b)(c)(d)	4,840
570,000	APAC Resources Ltd.(d)	6,907
182,250	APT Satellite Holdings Ltd.	145,200
144,000	Asia Financial Holdings Ltd.	75,927
34,500	Asia Satellite Telecommunications Holdings Ltd.	48,746
297,877	Asia Standard International Group Ltd.	48,386
364,100	ASM Pacific Technology Ltd.	2,628,576
74,000	Associated International Hotels Ltd.(c)	200,338
275,000	Auto Italia Holdings Ltd.(d)	6,736
52,000	Beijing Enterprises Holdings Ltd.	272,171
432,000	Beijing Enterprises Water Group Ltd.	258,969
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
70,400	Bonjour Holdings Ltd.	2,904
426,000	Bosideng International Holdings Ltd.	34,599
218,000	Bossini International Holdings Ltd.	13,490
25,000	Bracell Ltd.	3,126
Shares		Value
HONG KONG (continued)
92,000	Bright Smart Securities & Commodities Group Ltd.	$25,974
393,000	Brightoil Petroleum Holdings Ltd.	125,141
122,000	Brilliance China Automotive Holdings Ltd.	120,948
56,897	Brilliant Circle Holdings International Ltd.	9,902
1,644,354	Brockman Mining Ltd.(d)	22,894
608,000	Burwill Holdings Ltd.(d)	22,339
496,791	C C Land Holdings Ltd.	144,742
44,000	Cafe de Coral Holdings Ltd.	133,017
92,000	Carrianna Group Holdings Co. Ltd.	10,081
554,800	Century City International Holdings Ltd.	33,974
1,604,275	Champion Technology Holdings Ltd.(d)	23,577
128,813	Cheuk Nang Holdings Ltd.	88,843
85,873	Chevalier International Holdings Ltd.	135,503
14,020	Chia Tai Enterprises International Ltd.(d)	3,796
398,000	China Aerospace International Holdings Ltd.	51,822
207,137	China Agri-Industries Holdings Ltd.(d)	71,299
136,000	China All Access Holdings Ltd.	43,657
1,196,000	China Billion Resources Ltd.(b)(c)(d)	0
2,520,000	China Daye Non-Ferrous Metals Mining Ltd.(d)	40,609
1,478,000	China Energy Development Holdings Ltd.(d)	18,863
950,000	China Ever Grand Financial Leasing Group CO Ltd(d)	15,309
46,000	China Everbright International Ltd.	51,711
525,600	China Fiber Optic Network System Group Ltd.(d)	60,983
62,000	China Foods Ltd.(d)	22,860
224,000	China Gas Holdings Ltd.	324,006
130,000	China Glass Holdings Ltd.(d)	16,759
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	194,722
287,000	China High Speed Transmission Equipment Group Co. Ltd.(d)	223,106
1,816,000	China Jinmao Holdings Group Ltd.	522,075
10,378,000	China Lumena New Materials Corp.(b)(c)(d)	0
1,858,000	China Lumena New Materials Corp.(d)	0
143,703	China Merchants Holdings International Co. Ltd.	427,947
154,000	China Merchants Land Ltd.	23,427

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
216,000	China Metal International Holdings, Inc.	$66,274
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	0
492,557	China New Town Development Co. Ltd.(d)	19,685
1,110,000	China Oil and Gas Group Ltd.(d)	77,273
24,500	China Overseas Grand Oceans Group Ltd.	7,833
136,000	China Power International Development Ltd.	58,384
220,000	China Power New Energy Development Co. Ltd.	17,301
251,000	China Properties Group Ltd.(d)	56,951
101,327	China Resources Beer Holdings Co. Ltd.	223,113
286,440	China Resources Cement Holdings Ltd.	94,533
70,800	China Resources Gas Group Ltd.	200,802
22,000	China Resources Power Holdings Co. Ltd.	37,267
4,793,600	China Singyes Solar Technologies Holdings Ltd.	1,767,419
270,000	China Smarter Energy Group Holdings Ltd.(d)	17,056
1,104,000	China South City Holdings Ltd.	212,064
170,000	China Star Entertainment Ltd.(d)	15,560
249,440	China State Construction International Holdings Ltd.	389,745
727,500	China Strategic Holdings Ltd.(d)	21,852
365,800	China Taiping Insurance Holdings Co. Ltd.(d)	749,812
220,000	China Ting Group Holdings Ltd.(d)	10,778
226,000	China Travel International Investment Hong Kong Ltd.	66,137
50,000	China Water Affairs Group Ltd.	24,752
27,000	Chinese Estates Holdings Ltd.	67,109
119,000	Chow Sang Sang Holdings International Ltd.	193,299
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	27,369
237,500	Chuang’s Consortium International Ltd.	30,924
90,000	CIMC Enric Holdings Ltd.	47,338
647,000	CITIC Resources Holdings Ltd.(d)	58,387
649,000	CITIC Telecom International Holdings Ltd.	270,246
320,000	Citychamp Watch & Jewellery Group Ltd.(d)	54,867
1,052,000	CK Life Sciences International Holdings, Inc.	100,360
47,000	Clear Media Ltd.	44,232
Shares		Value
HONG KONG (continued)
142,000	CNT Group Ltd.	$6,590
177,000	Coastal Greenland Ltd.(d)	4,221
185,130	Comba Telecom Systems Holdings Ltd.	32,458
520,000	Concord New Energy Group Ltd.	28,156
82,000	Cosco International Holdings Ltd.	44,188
511,420	COSCO Pacific Ltd.	544,590
1,402,000	CP Pokphand Co. Ltd.	150,016
15,000	Cross-Harbour Holdings Ltd. (The)	20,343
1,449,335	CSI Properties Ltd.	44,095
3,656,000	CST Mining Group Ltd.(d)	59,387
84,924	Dah Sing Banking Group Ltd.	151,523
60,678	Dah Sing Financial Holdings Ltd.	415,763
101,000	Dan Form Holdings Co. Ltd.	19,661
80,000	Dawnrays Pharmaceutical Holdings Ltd.	65,799
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	2,064
108,550	Dickson Concepts International Ltd.	30,507
188,000	Digital China Holdings Ltd.	130,150
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,759
92,000	Eagle Nice International Holdings Ltd.	23,958
116,200	EcoGreen International Group Ltd.	25,317
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
243,000	Emperor Capital Group Ltd.	21,616
325,000	Emperor Entertainment Hotel Ltd.	100,975
386,416	Emperor International Holdings Ltd.	77,713
130,000	Emperor Watch & Jewellery Ltd.	2,983
347,000	Esprit Holdings Ltd.(d)	304,194
220,000	EVA Precision Industrial Holdings Ltd.	31,482
9,500	Fairwood Holdings Ltd.	33,680
560,287	Far East Consortium International Ltd.	187,078
200,000	Far East Horizon Ltd.	159,341
1,198,000	First Pacific Co. Ltd.	759,860
168,000	First Shanghai Investments Ltd.	27,506
276,000	Fountain SET Holdings Ltd.	33,091
114,000	Future Bright Holdings Ltd.	12,639
522,000	GCL New Energy Holdings Ltd.(d)	25,909
1,876,000	GCL-Poly Energy Holdings Ltd.	280,545
116,000	Genting Hong Kong Ltd.	37,536
60,150	Get Nice Financial Group Ltd(d)	8,918
2,406,000	Get Nice Holdings Ltd.	86,849

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
266,000	Giordano International Ltd.	$120,365
2,382,000	Global Brands Group Holding Ltd.(d)	282,515
1,325,000	Glorious Property Holdings Ltd.(d)	153,734
70,000	Glorious Sun Enterprises Ltd.	8,934
220,000	Gold Peak Industries Holdings Ltd.	25,809
180,000	Goldbond Group Holdings Ltd.	6,846
157,382	Golden Meditech Holdings Ltd.	20,492
150,000	Golden Resources Development International Ltd.	8,122
130,000	Goldin Properties Holdings Ltd.(d)	53,965
118,000	Goldlion Holdings Ltd.	46,854
16,000	Good Friend International Holdings, Inc.	3,589
103,685	Great Eagle Holdings Ltd.	421,054
12,162,000	G-Resources Group Ltd.	279,085
174,000	Guangdong Investment Ltd.	246,748
150,666	Guangdong Land Holdings Ltd.(d)	43,703
64,000	Guangnan Holdings Ltd.	7,508
14,000	Guoco Group Ltd.	154,224
129,600	Guotai Junan International Holdings Ltd.	43,440
64,000	Haier Electronics Group Co. Ltd.	108,084
406,246	Haitong International Securities Group Ltd.	235,151
303,000	Hang Lung Group Ltd.	931,629
133,267	Hanison Construction Holdings Ltd.	22,335
407,000	Hao Tian Development Group Ltd.(d)	24,136
114,000	Harbour Centre Development Ltd.	193,995
245,400	Hengdeli Holdings Ltd.	25,625
8,352	Hi-Level Technology Holdings Ltd(d)	501
5,337,065	HKBN Ltd.	6,577,672
1,211,035	HKC Holdings Ltd.(d)	22,013
314,800	HKR International Ltd.	129,460
90,000	Hon Kwok Land Investment Co. Ltd.	34,228
6,000	Hong Kong Aircraft Engineering Co. Ltd.	39,062
57,000	Hong Kong Ferry (Holdings) Co. Ltd.	65,179
271,151	Hongkong & Shanghai Hotels Ltd. (The)	323,344
669,700	Hongkong Chinese Ltd.	139,864
12,650	Hopewell Highway Infrastructure Ltd.	6,311
135,500	Hopewell Holdings Ltd.	457,670
150,000	Hopson Development Holdings Ltd.(d)	143,098
Shares		Value
HONG KONG (continued)
522,000	Hsin Chong Group Holdings Ltd.	$55,182
24,000	Hua Han Health Industry Holdings Ltd.	2,506
439,000	Huabao International Holdings Ltd.(d)	173,179
239,631	Hung Hing Printing Group Ltd.	29,966
651,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	228,277
44,000	Hysan Development Co. Ltd.	194,846
335,000	I-CABLE Communications Ltd.(d)	26,776
1,160,000	Imagi International Holdings Ltd.(d)	13,309
646,250	International Standard Resources Holdings Ltd.(d)	12,080
235,000	IPE Group Ltd.	50,897
28,266	IRC Ltd.(d)	492
398,000	IT Ltd.	98,514
126,000	ITC Corp. Ltd.	10,396
95,905	ITC Properties Group Ltd.	39,193
65,000	Jinhui Holdings Co. Ltd.(d)	7,961
141,125	Johnson Electric Holdings Ltd.	417,540
434,000	Ju Teng International Holdings Ltd.	195,266
262,099	K Wah International Holdings Ltd.	127,047
84,000	Kader Holdings Co. Ltd.(d)	7,905
1,940,000	Kai Yuan Holdings Ltd.(d)	13,505
42,000	Keck Seng Investments	34,112
113,500	Kerry Logistics Network Ltd.	160,076
366,000	Kerry Properties Ltd.	997,937
150,200	Kingboard Chemical Holdings Ltd.	289,677
430,500	Kingboard Laminates Holdings Ltd.	220,886
74,000	Kingmaker Footwear Holdings Ltd.	20,702
1,428,000	Kingston Financial Group Ltd.(d)	532,032
344,000	Ko Yo Chemical Group Ltd.(d)	11,974
328,000	Kowloon Development Co. Ltd.	315,868
1,070,000	Kunlun Energy Co. Ltd.	932,486
2,159,000	Lai Fung Holdings Ltd.	33,957
2,074,750	Lai Sun Development Co. Ltd.	31,027
603,200	Lai Sun Garment International Ltd.	75,430
9,000	Lam Soon Hong Kong Ltd.	7,426
68,000	Landsea Green Properties Co. Ltd.	6,312
127,600	Le Saunda Holdings Ltd.	27,965
24,000	Lee & Man Chemical Co. Ltd.	7,828
549,200	Lee & Man Paper Manufacturing Ltd.	360,380
15,000	Lee’s Pharmaceutical Holdings Ltd.	12,163
364,000	Li & Fung Ltd.	225,714

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
131,000	Lifestyle International Holdings Ltd.	$217,182
634,000	Lippo China Resources Ltd.	20,842
78,000	Lippo Ltd.	48,568
82,000	Liu Chong Hing Investment Ltd.	92,603
399,600	Loudong General Nice Resources China Holdings Ltd.(d)	20,606
170,000	Luen Thai Holdings Ltd.	28,052
156,000	Luk Fook Holdings International Ltd.	355,967
1,384,000	Magnificent Hotel Investment Ltd.	34,257
130,000	Man Wah Holdings Ltd.	151,839
7,700	Mandarin Oriental International Ltd.	11,549
2,400,000	Mason Financial Holdings Ltd.(d)	99,009
97,000	Melco International Development Ltd.	111,420
162,000	Midland Holdings Ltd.(d)	51,585
72,000	MIN XIN Holdings Ltd.	67,666
429,000	Mingfa Group International Co. Ltd.(b)(c)(d)	104,528
344,000	Minmetals Land Ltd.	35,478
39,000	Miramar Hotel & Investment Co. Ltd.	71,696
361,500	Neo-Neon Holdings Ltd.(d)	49,400
1,440,000	Neptune Group Ltd.(d)	8,354
872,000	New Century Group Hong Kong Ltd.	14,614
516,000	Newocean Energy Holdings Ltd.	176,282
362,000	Next Digital Ltd.	20,301
329,000	Nine Dragons Paper Holdings Ltd.	237,093
925,700	Noble Group Ltd.(d)	316,632
329,492	NWS Holdings Ltd.	502,081
400,500	O Luxe Holdings Ltd.(d)	21,943
315,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(d)	20,711
72,500	Orient Overseas International Ltd.	276,190
111,200	Oriental Watch Holdings.	13,475
118,000	Overseas Chinese Town Asia Holdings Ltd.	43,811
1,340,246	Pacific Andes International Holdings Ltd.(b)(c)(d)	18,920
452,000	Pacific Basin Shipping Ltd.(d)	76,335
105,000	Pacific Textile Holdings Ltd.	135,363
227,240	Paliburg Holdings Ltd.	69,137
42,000	PAX Global Technology Ltd.	36,332
667,394	PCCW Ltd.	452,564
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
Shares		Value
HONG KONG (continued)
154,000	Phoenix Satellite Television Holdings Ltd.	$35,736
368,000	Pico Far East Holdings Ltd.	100,576
54,000	Playmates Holdings Ltd.	68,223
156,000	Playmates Toys Ltd.	41,228
318,000	Poly Property Group Co. Ltd.	85,271
460,000	Polytec Asset Holdings Ltd.	39,732
132,000	Pou Sheng International Holdings Ltd.(d)	35,396
78,000	Public Financial Holdings Ltd.	35,798
692,000	PYI Corp. Ltd.	15,612
118,000	Real Nutriceutical Group Ltd.	13,539
314,200	Regal Hotels International Holdings Ltd.	151,492
5,581,033	REXLot Holdings Ltd.	100,009
248,888	SA SA International Holdings Ltd.	76,365
139,000	Samson Holding Ltd.	15,948
116,000	SAS Dragon Holdings Ltd.	19,441
30,000	SEA Holdings Ltd.	96,688
143,516	Shanghai Industrial Holdings Ltd.	327,480
669,000	Shanghai Industrial Urban Development Group Ltd.	131,956
1,190,000	Shanghai Zendai Property Ltd.(d)	25,313
376,000	Shangri-La Asia Ltd.	460,009
120,000	Shenwan Hongyuan HK Ltd.	58,322
222,520	Shenzhen International Holdings Ltd.	364,321
330,638	Shenzhen Investment Ltd.	133,843
397,629	Shimao Property Holdings Ltd.	551,572
2,408,000	Shougang Concord International Enterprises Co. Ltd.(d)	75,435
23,826	Shun Ho Tech Holdings Ltd.(d)	7,986
657,750	Shun Tak Holdings Ltd.	219,620
278,000	Silver Grant International Industries Ltd.	32,255
92,000	Sing Tao News Corp. Ltd.	12,572
652,000	Singamas Container Holdings Ltd.	69,765
360,000	Sino Biopharmaceutical Ltd.	256,185
2,225,000	Sino Oil And Gas Holdings Ltd.(d)	52,205
486,000	Sinofert Holdings Ltd.	66,413
38,000	SIS International Holdings	20,453
61,000	SITC International Holdings Co. Ltd.	33,029
60,000	Sitoy Group Holdings Ltd.	21,813
781,000	SJM Holdings Ltd.	525,573
608,252	Skyworth Digital Holdings Ltd.	398,345
67,643	SmarTone Telecommunications Holding Ltd.	111,969
291,934	SMI Holdings Group Ltd.	27,850
76,843	SOCAM Development Ltd.(d)	38,239
6,500	Soundwill Holdings Ltd.	8,514

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
1,392,000	South China Holdings Co. Ltd.(d)	$104,083
144,000	Sparkle Roll Group Ltd.(d)	8,447
1,073,428	SRE Group Ltd.(d)	33,212
4,102,010	SSY Group Ltd.	1,406,663
132,000	Stella International Holdings Ltd.	333,535
60,500	Stelux Holdings International Ltd.	5,460
204,000	Success Universe Group Ltd.(d)	4,497
251,000	Sun Art Retail Group Ltd.	188,325
16,000	Sun Hing Vision Group Holdings Ltd.	5,899
271,801	Sun Hung Kai & Co. Ltd.	159,432
250,000	TAI Cheung Holdings Ltd.	191,442
6,000	Tan Chong International Ltd.	1,957
6,000	Tao Heung Holdings Ltd.	1,547
456,000	TCC International Holdings Ltd.	91,707
56,000	TCL Multimedia Technology Holdings Ltd.	33,426
63,500	Techtronic Industries Co. Ltd.	238,629
70,900	Television Broadcasts Ltd.	265,067
125,000	Texhong Textile Group Ltd.	122,472
256,000	Texwinca Holdings Ltd.	249,502
185,800	Tian An China Investment Co. Ltd.	98,925
1,116,000	Tianjin Port Development Holdings Ltd.	169,769
130,000	Tibet Water Resources Ltd.	37,206
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	153
124,252	Tomson Group Ltd.	36,201
590,000	Tongda Group Holdings Ltd.	121,698
62,000	Top Spring International Holdings Ltd.	26,856
44,000	Towngas China Co. Ltd.	22,860
406,000	TPV Technology Ltd.	65,949
58,000	Tradelink Electronic Commerce Ltd.	12,861
80,800	Transport International Holdings Ltd.	219,789
162,000	Trinity Ltd.	16,917
394,000	Truly International Holdings Ltd.	154,412
233,000	TSC Group Holdings Ltd.(d)	35,144
1,082,000	United Energy Group Ltd.(d)	57,888
288,500	United Laboratories International Holdings Ltd. (The)(d)	120,504
44,000	Up Energy Development Group Ltd.(d)	675
100,000	Value Partners Group Ltd.	96,044
188,000	Varitronix International Ltd.	150,266
687,683	Victory City International Holdings Ltd.	47,873
152,000	Vitasoy International Holdings Ltd.	284,918
Shares		Value
HONG KONG (continued)
483,600	VST Holdings Ltd.	$110,973
27,400	VTech Holdings Ltd.	283,294
90,622	Wasion Group Holdings Ltd.	50,470
68,000	Wing On Co. International Ltd.	198,997
220,000	Wing Tai Properties Ltd.	133,301
450,000	Xinyi Glass Holdings Ltd.	308,048
30,000	YGM Trading Ltd.	17,404
1,301,500	Yingde Gases Group Co. Ltd.	484,902
84,000	Yip’s Chemical Holdings Ltd.	29,238
155,500	Yue Yuen Industrial Holdings Ltd.	567,321
480,946	Yuexiu Property Co. Ltd.	70,063
34,191	Yuexiu Transport Infrastructure Ltd.	22,965
306,000	Zhuhai Holdings Investment Group Ltd.	47,733
		50,286,943
HUNGARY — 0.0%
9,919	Magyar Telekom Telecommunications Plc(d)	17,221
INDIA — 1.2%
293	3M India Ltd.(d)	58,856
4,102	Aarti Industries	32,903
8,628	ACC Ltd.	187,720
47,479	Adani Power Ltd.(d)	22,941
6,435	Aditya Birla Nuvo Ltd.	83,001
33,300	Aegis Logistics Ltd.	57,809
74,482	AIA Engineering Ltd.	1,112,682
3,985	Ajanta Pharma Ltd.	90,989
19,534	Alembic Ltd.	10,970
16,192	Alembic Pharmaceuticals Ltd.	147,078
20,161	Allahabad Bank	17,705
1,620	Allcargo Logistics Ltd.	3,764
241,287	Alok Industries Ltd.(d)	16,733
1,082	Alstom India Ltd.	10,336
209,196	Amara Raja Batteries Ltd.	3,014,624
17,157	Ambuja Cements Ltd.	57,164
11,406	Amtek Auto Ltd.(d)	6,870
28,807	Anant Raj Ltd.	16,156
16,348	Andhra Bank	13,617
145,053	Apollo Hospitals Enterprise Ltd.	2,869,460
9,461	Apollo Tyres Ltd.	22,843
4,919	Arvind Infrastructure Ltd.(d)	6,589
49,192	Arvind Ltd.	205,690
136,311	Ashok Leyland Ltd.(d)	219,479
1,523	Atul Ltd.	41,352
17,706	Aurobindo Pharma Ltd.(d)	202,860
3,198	Bajaj Corp. Ltd.	18,663
3,238	Bajaj Finance Ltd.	333,373
12,411	Bajaj Finserv Ltd.	350,897
18,091	Bajaj Holdings & Investment Ltd.	392,463
15,043	Balkrishna Industries Ltd.	151,020
45,240	Ballarpur Industries Ltd.	11,799
3,642	Balmer Lawrie & Co. Ltd.	31,621

19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
INDIA (continued)
9,730	Balrampur Chini Mills Ltd.(d)	$15,711
84,289	Bank of Baroda	200,652
9,497	Bank of India	13,244
17,071	Bank of Maharashtra	7,618
811	BASF India Ltd.	11,082
5,028	Bata India Ltd.	44,284
1,167	BEML Ltd. - Partly Paid Shares	16,203
839,945	Berger Paints India Ltd.	3,260,754
6,287	Bharat Electronics Ltd.(d)	112,020
5,737	Bharat Forge Ltd.(d)	69,029
37,281	Bharat Heavy Electricals Ltd.	70,481
10,128	Biocon Ltd.	89,385
5,808	Birla Corp. Ltd.	33,935
22,287	Blue Dart Express Ltd.	1,907,062
1,437	Britannia Industries Ltd.	62,017
16,510	Cadila Healthcare Ltd.	81,542
37,970	Cairn India Ltd.(d)	83,090
19,327	Canara Bank	60,009
7,476	Carborundum Universal Ltd.	21,899
5,310	Ceat Ltd.	87,948
553,514	Century Plyboards India Ltd.(d)	1,535,870
9,871	Century Textiles & Industries Ltd.	95,012
3,805	CESC Ltd.	30,891
58,225	Chambal Fertilizers and Chemicals Ltd.	53,415
56,756	Chennai Super Kings Cricket Ltd.(b)(c)	1,444
36,243	City Union Bank Ltd.	51,307
7,502	Colgate-Palmolive India Ltd.	95,101
2,821	Container Corp. of India Ltd.	57,536
10,814	Coromandel International Ltd.	36,536
41,645	Corp. Bank	24,203
21,138	Cox & Kings Ltd.	59,577
84,163	Crisil Ltd.	2,476,610
23,809	Crompton Greaves Consumer Electricals Ltd.(b)(c)(d)	36,469
23,809	Crompton Greaves Ltd.(d)	20,693
11,310	Cummins India Ltd.	150,928
13,663	Cyient Ltd.	94,650
4,199	Dalmia Bharat Ltd.	53,818
6,484	DB Corp. Ltd.	31,926
18,464	DB Realty Ltd.(d)	14,169
27,921	DCB Bank Ltd.(d)	39,695
17,752	Deepak Fertilizers & Petrochemicals Corp. Ltd.	40,533
12,047	Delta Corp Ltd.	14,893
43,420	Dena Bank.	19,573
15,060	Divi’s Laboratories Ltd.	238,649
4,597	DLF Ltd.	8,975
5,324	eClerx Services Ltd.	105,922
22,258	EID Parry India Ltd.	76,895
178,333	Emami Ltd.(d)	2,706,720
4,970	Engineers India Ltd.	13,435
8,345	Eros International Media Ltd.(d)	23,243
9,996	Escorts Ltd.	25,506
Shares		Value
INDIA (continued)
20,879	Essel Propack Ltd.	$57,509
72,861	Exide Industries Ltd.	161,749
247	FAG Bearings India Ltd.	14,773
14,742	FDC Ltd.	40,083
294,564	Federal Bank Ltd.	203,615
4,296	Federal-Mogul Goetze India Ltd.(d)	20,538
14,606	Finolex Cables Ltd.	63,099
14,293	Finolex Industries Ltd.	77,962
900,302	Fortis Healthcare Ltd.(d)	2,377,324
21,658	Future Retail Ltd.	47,215
7,516	Gateway Distriparks Ltd.	31,563
810	GlaxoSmithKline Consumer Healthcare Ltd.	72,020
18,031	Glenmark Pharmaceuticals Ltd.	225,476
24,402	GMR Infrastructure Ltd.(d)	4,635
3,837	Godfrey Phillips India, Ltd.	52,363
6,533	Godrej Industries Ltd.	34,364
5,642	Godrej Properties Ltd.	28,925
8,033	Great Eastern Shipping Co. Ltd. (The)	39,765
7,420	Greaves Cotton Ltd.	14,990
770	Greenlam Industries Ltd.	6,994
3,850	Greenply Industries Ltd.	12,175
2,596	Grindwell Norton Ltd.	25,430
10,264	Gujarat Alkalies & Chemicals(d)	28,039
3,890	Gujarat Flourochemicals Ltd.	32,637
349,878	Gujarat Pipavav Port Ltd.(d)	899,882
27,992	Gujarat State Fertilizers & Chemicals Ltd.	31,377
26,093	Gujarat State Petronet Ltd.	54,169
27,765	Hathway Cable & Datacom Ltd.(d)	15,425
25,011	Havells India Ltd.	125,262
11,965	HCL Infosystems Ltd.(d)	7,495
849	HEG Ltd.(d)	2,056
16,680	Hexa Tradex Ltd.(d)	3,646
21,668	Hexaware Technologies Ltd.	78,793
71,498	Himachal Futuristic Communications Ltd.(d)	19,780
24,188	Hindalco Industries Ltd.	35,135
1,987	Hindustan Petroleum Corp. Ltd.	24,976
207	Honeywell Automation India Ltd.	28,615
28,793	Housing Development & Infrastructure Ltd.(d)	37,375
426,273	HSIL Ltd.(c)	1,912,541
4,443	Huhtamaki PPL Ltd.	15,091
23,341	ICRA Ltd.(c)	1,456,481
46,836	IDBI Bank Ltd.	48,968
73,673	IDFC Bank Ltd.(d)	53,147
73,673	IDFC Ltd.	49,537
73,581	IFCI Ltd.(d)	28,288
77,633	IIFL Holdings Ltd.	255,090
34,426	India Cements Ltd. (The)(d)	46,322
14,343	Indian Bank	21,083

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
INDIA (continued)
9,700	Intellect Design Arena Ltd.(d)	$33,679
5,383	Ipca Laboratories Ltd.	40,395
8,799	IRB Infrastructure Developers Ltd.	28,342
8,006	Jagran Prakashan Pvt Ltd.(d)	19,252
66,242	Jain Irrigation Systems Ltd. - DVR	61,019
57,737	Jammu & Kashmir Bank Ltd. (The)	59,800
4,032	JBF Industries Ltd.	12,793
6,226	Jindal Poly Films Ltd.	45,867
29,253	Jindal Saw Ltd.	18,876
7,796	JK Lakshmi Cement Ltd.	41,125
13,845	JK Tyre & Industries Ltd.	17,554
17,428	JM Financial Ltd.	10,812
21,254	JSW Energy Ltd.	21,693
16,885	JSW Steel Ltd.	349,563
75,408	Jubilant Foodworks Ltd.	1,315,291
23,442	Jubilant Organosys Ltd.(d)	141,136
2,239	Kajaria Ceramics Ltd.	35,435
5,420	Kalpataru Power Transmission Ltd.	17,082
207,730	Kansai Nerolac Paints Ltd.	894,432
22,504	Karnataka Bank Ltd. (The)	37,948
3,825	Karur Vysya Bank Ltd. (The)	27,735
942	Kaya Ltd.(d)	12,331
8,595	KEC International Ltd.	16,262
1,197	Kirloskar Oil Engines Ltd.	4,273
34,008	Kotak Mahindra Bank Ltd.	367,689
24,476	KPIT Technologies Ltd.	59,004
657	Lakshmi Machine Works Ltd.	35,066
9,541	LIC Housing Finance Ltd.	66,498
8,542	Maharashtra Seamless Ltd.	26,136
237	Mahindra Lifespace Developers Ltd.	1,550
13,414	Marico Ltd.	52,398
1,453,417	Marksans Pharma Ltd.	1,004,661
11,396	Max Financial Services Ltd.	62,744
11,396	Max India Ltd(b)(c)(d)	21,547
2,279	Max Ventures & Industries(b)(c)(d)	2,437
21,008	MindTree Ltd.	214,989
339	Monsanto India Ltd.	9,151
11,049	Mphasis Ltd.	81,497
374	MRF Ltd.	190,511
90,563	Nagarjuna Fertilizers & Chemicals Ltd.(b)(c)(d)	2,870
48,388	NCC Ltd.	56,974
91,063	NHPC Ltd.	28,350
7,886	NIIT Technologies Ltd.	55,837
1,671	Nirvikara Paper Mills Ltd.(d)	975
471,407	NRB Bearings Ltd.(c)	888,374
6,838	Oil India Ltd.	34,231
19,289	OMAXE Ltd.	42,690
1,647	Oracle Financial Sevices Software Ltd.	89,597
Shares		Value
INDIA (continued)
9,573	Oriental Bank of Commerce	$13,133
17,347	Page Industries Ltd.	3,285,822
33,462	Pantaloons Fashions and Retail Ltd(d)	74,436
8,697	Parsvnath Developers Ltd.(d)	2,491
6,026	PC Jeweller Ltd.	32,760
1,578	Persistent Systems Ltd.	17,665
51,330	Petronet LNG Ltd.	203,950
1,475	Pfizer Ltd.	38,661
273,807	Phoenix Mills Ltd. (The)(c)	1,325,485
269,146	PI Industries Ltd.	2,606,046
219,436	Pidilite Industries Ltd.	1,995,038
533	Polaris Consulting & Services Ltd.	1,563
23,804	Power Finance Corp Ltd.	64,364
13,598	Prestige Estates Projects Ltd.	34,533
1,310	Procter & Gamble Hygiene & Health Care Ltd.	124,708
81,828	PTC India Financial Services Ltd.	48,051
66,948	PTC India Ltd.	65,454
36,362	Rain Industries Ltd.	20,448
8,005	Rallis India Ltd.	23,479
16,737	Ramco Cements Ltd. (The)	113,586
4,423	Ratnamani Metals & Tubes Ltd.	32,481
12,772	Raymond Ltd.	81,257
57,342	Redington India Ltd.	93,884
103,377	Reliance Communications Ltd.(d)	87,589
7,440	Reliance Infrastructure Ltd.	60,407
82,336	Reliance Power Ltd.	63,245
38,166	Rolta India Ltd.	44,651
37,566	Rural Electrification Corp. Ltd.(d)	101,037
816	Sanofi India Ltd.	54,145
32,086	Sesa Sterlite Ltd.	50,211
463,976	SH Kelkar & Co. Ltd.	1,594,502
6,446	Shipping Corporation of India Ltd.(d)	6,798
2,527	Shoppers Stop Ltd.	14,667
1,373	Shriram Transport Finance Co. Ltd.	19,517
13,529	Shyam Century Ferrous Ltd.(c)(d)	1,407
77,746	Sintex Industries Ltd.(d)	97,285
15,463	SJVN Ltd.	6,632
1,095	SKF India Ltd.	20,903
7,092	Sobha Ltd.	31,386
401,240	South Indian Bank Ltd. (The)	110,397
5,376	SRF Ltd.	110,604
13,529	Star Ferro and Cement Ltd.	24,466
5,304	State Bank of Bikaner & Jaipur	41,857
2,126	State Bank of Travancore	12,060
2,418	Sterlite Technologies Ltd.	3,239
154,101	Strides Shasun Ltd.	2,511,430
15,536	Sun Pharmaceutical Industries Ltd.	190,025

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
INDIA (continued)
14,358	Sun TV Network Ltd.(d)	$80,622
6,937	Sundram Fasteners Ltd.	17,084
6,405	Supreme Industries Ltd.	77,289
43,231	Symphony Ltd.	1,555,775
30,834	Syndicate Bank	32,377
4,899	Tamil Nadu Newsprint & Papers Ltd.	17,224
13,597	Tata Chemicals Ltd.	83,144
2,779	Tata Communications Ltd.	17,312
1,202	Tata Consultancy Services, Ltd.	45,947
1,268	Tata Elxsi Ltd.	36,501
75,981	Tata Power Co. Ltd.	80,758
4,951	Tata Steel Ltd.	26,207
25,255	Tata Tea Ltd.(d)	45,709
2,619	Thermax Ltd.	30,480
24,582	Titan Co. Ltd.	131,897
133,974	Torrent Pharmaceuticals Ltd.	2,888,833
8,427	Transport Corp. of India Ltd.	33,699
274,616	Tree House Education and Accessories Ltd.	324,795
104	Trent Ltd.	2,664
5,808	Triveni Turbine Ltd.	9,623
344	TTK Prestige Ltd.	23,269
23,147	Tube Investments of India Ltd.	143,077
44,084	TV18 Broadcast Ltd.(d)	25,754
8,017	TVS Motor Co. Ltd.	38,653
5,706	UCO Bank	3,419
2,441	Unichem Laboratories Ltd.	9,070
13,827	Union Bank of India	26,558
6,122	United Breweries Ltd.	70,343
114,212	United Phosphorus Ltd.(d)	926,197
1,544	VA Tech Wabag Ltd.	13,381
1,130	Vakrangee Ltd.	3,365
6,257	Vardhman Textiles Ltd.	82,681
10,665	Videocon Industries Ltd.	17,172
36,860	Vijaya Bank	17,616
10,224	Voltas Ltd.	45,240
629	VST Industries Ltd.	15,492
368	WABCO India Ltd.	32,174
35,139	Welspun Corp. Ltd.	58,618
2,827	Wockhardt Ltd.(d)	42,281
35,865	Yes Bank Ltd.	509,858
3,524	Zensar Technologies Ltd.	51,912
		63,136,259
INDONESIA — 0.4%
1,130,300	Adaro Energy Tbk PT	62,566
242,553	Adhi Karya Persero Tbk PT	49,198
660,600	Agung Podomoro Land Tbk PT(d)	12,723
4,569,100	AKR Corporindo Tbk PT	2,251,983
1,513,429	Aneka Tambang Persero Tbk PT(d)	87,216
55,891,500	Arwana Citramulia Tbk PT(c)	2,542,834
28,100	Asahimas Flat Glass Tbk PT	14,436
31,750,200	Bakrie & Brothers Tbk PT(d)	120,375
Shares		Value
INDONESIA (continued)
5,078,900	Bakrie Sumatera Plantations Tbk PT(d)	$19,256
9,876,000	Bakrie Telecom Tbk PT(d)	37,443
1,518,266	Bank Bukopin Tbk PT	69,075
629,616	Bank Danamon Indonesia Tbk PT	157,070
2,753,950	Bank Pan Indonesia Tbk PT(d)	163,926
556,300	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,651
1,685,800	Bank Tabungan Negara Persero Tbk PT	224,978
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(d)	28,674
54,000	Bayan Resources Tbk PT(d)	32,552
560,000	Budi Starch & Sweetener Tbk PT(d)	2,887
583,600	Bumi Serpong Damai Tbk PT	81,867
4,441,690	Ciputra Development Tbk PT	419,313
63,310	Ciputra Property Tbk PT	2,371
188,820	Ciputra Surya Tbk PT	30,067
542,500	Citra Marga Nusaphala Persada Tbk PT(d)	72,605
6,654,200	Darma Henwa Tbk PT(d)	25,228
393,500	Elnusa Tbk PT	14,709
16,087,500	Express Transindo Utama Tbk PT(d)	237,872
947,000	Gajah Tunggal Tbk PT	57,087
2,161,000	Global Mediacom Tbk PT	190,079
1,043,600	Holcim Indonesia Tbk PT	81,902
29,200	Indo Tambangraya Megah Tbk PT	17,270
113,400	Indosat Tbk PT(d)	57,611
762,700	Intiland Development Tbk PT	29,495
449,100	Japfa Comfeed Indonesia Tbk PT	31,500
8,140,236	Kawasan Industri Jababeka Tbk PT	161,718
60,600	Lippo Cikarang Tbk PT(d)	33,659
8,121,650	Lippo Karawaci Tbk PT	625,074
14,336,700	Malindo Feedmill Tbk PT(c)(d)	1,489,330
103,000	Matahari Department Store Tbk PT	148,392
658,300	Matahari Putra Prima Tbk PT	73,627
1,040,367	Mayora Indah Tbk PT(c)	2,780,781
810,300	Medco Energi Internasional Tbk PT	102,916
515,000	Media Nusantara Citra Tbk PT	91,769
106,200	Mitra Adiperkasa Tbk PT(d)	33,822
5,385,600	MNC Investama Tbk PT	69,015
651,200	Multipolar Tbk PT	18,665
26,286,500	Nippon Indosari Corpindo Tbk PT(c)	2,890,160
1,292,700	Pakuwon Jati Tbk PT	51,461
2,432,900	Panin Financial Tbk PT(d)	33,391
139,100	Pembangunan Perumahan Persero Tbk PT	38,656

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
INDONESIA (continued)
840,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	$97,771
481,600	PT Alam Sutera Realty Tbk	14,461
398,800	Ramayana Lestari Sentosa Tbk PT	21,168
6,838,800	Sarana Meditama Metropolitan Tbk PT(c)	1,560,873
11,432,500	Sawit Sumbermas Sarana Tbk PT	1,608,075
4,612,400	Selamat Sempurna Tbk PT(c)	1,650,783
3,065,800	Sentul City Tbk PT	18,598
3,720,000	Siloam International Hospitals Tbk PT	2,383,530
117,500	Sinar Mas Agro Resources & Technology Tbk PT	26,684
1,533,300	Summarecon Agung Tbk PT	181,954
54,100	Surya Citra Media Tbk PT	13,127
1,475,000	Surya Semesta Internusa Tbk PT	77,172
458,600	Tiga Pilar Sejahtera Food Tbk(d)	39,295
166,600	Tower Bersama Infrastructure Tbk PT(d)	74,849
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	3,697
1,152,000	Tunas Baru Lampung Tbk PT	54,595
539,500	Tunas Ridean Tbk PT	43,977
38,000	United Tractors Tbk PT	43,221
1,938,200	Visi Media Asia Tbk PT(d)	55,847
439,785	Waskita Karya Persero Tbk PT	78,200
219,852	Wijaya Karya Persero Tbk PT	44,177
37,100	XL Axiata Tbk PT(d)	9,902
		24,010,211
IRELAND — 0.6%
90,764	C&C Group Plc	407,717
8,890	DCC Plc	787,174
6,992	FBD Holdings Plc(d)	51,240
139,100	FleetMatics Group Plc(d)	5,042,375
276,610	Fyffes Plc	497,272
551,777	Glanbia Plc	10,399,681
87,971	Grafton Group Plc - Units(c)	887,564
241,450	Green REIT plc	398,675
128,605	Greencore Group Plc	677,986
10,120	Icon Plc(d)	683,910
16,165	IFG Group Plc	31,004
1,691,770	Independent News & Media Plc(d)	309,947
102,090	Irish Continental Group Plc - Units	602,028
129,714	Irish Residential Properties REIT Plc	166,353
34,335	James Hardie Industries Plc - CDI	483,757
86,101	Kenmare Resources Plc(d)	986
15,294	Kingspan Group Plc(d)	402,787
11,844	Kingspan Group Plc	311,927
Shares		Value
IRELAND (continued)
18,814	Paddy Power Betfair Plc	$2,521,617
1,182	Paddy Power Betfair PLC	158,028
107,448	Smurfit Kappa Group Plc(d)	2,848,236
74,382	Tarsus Group Plc(c)	286,110
286,210	Total Produce Plc(d)	507,976
139,031	United Drug Plc(d)	1,243,253
		29,707,603
ISLE OF MAN — 0.0%
15,866	Gvc Holdings PLC	125,650
ISRAEL — 1.6%
0	Africa Israel Investments Ltd.(d)	0
5,950	Airport City Ltd.(d)	58,614
931	Alrov Properties and Lodging	20,716
8,652	AudioCodes Ltd.(d)	37,489
28	Bayside Land Corp.	9,772
7,207	Cellcom Israel Ltd.(d)	54,432
932,500	Check Point Software Technologies Ltd.(d)	77,276,275
0	Clal Biotechnology Industries Ltd.(d)	0
12,818	Clal Insurance Enterprise Holdings Ltd.(d)	158,250
4,759	Compugen Ltd.(d)	33,396
9,651	Delek Automotive Systems Ltd.	89,654
1,595	Delek Group Ltd.	283,488
3,947	Delta-Galil Industries Ltd.	109,015
9,680	Direct Insurance Financial Investments Ltd.	75,337
56,421	El Al Israel Airlines	43,337
7,683	Elbit Systems Ltd.	768,619
905	Electra Ltd.	121,564
1	Electra Real Estate Ltd.(d)	1
1,009	Equital Ltd.(d)	17,453
0	Evogene Ltd.(d)	4
14,334	First International Bank of Israel Ltd.	180,268
3,036	Formula Systems 1985 Ltd.	98,886
9,837	Frutarom Industries Ltd.	504,165
1,135	Hadera Paper Ltd.(d)	33,141
66,902	Harel Insurance Investments & Financial Services Ltd.	266,072
850	Hilan Ltd.	11,713
360	Industrial Buildings Corp. Ltd.	348
274,008	Israel Discount Bank Ltd. - Class A(d)	458,703
678	Ituran Location & Control Ltd.	14,320
4,804	Jerusalem Oil Exploration(d)	199,028
4,100	Magic Software Enterprises Ltd.	27,553
16,429	Matrix IT Ltd.	112,562
1,459	Melisron Ltd.	56,844
17,166	Menora Mivtachim Holdings Ltd.(d)	150,782
140,788	Migdal Insurance & Financial Holding Ltd.	105,013
76,835	Mizrahi Tefahot Bank Ltd.	890,405

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
ISRAEL (continued)
7,596	Naphtha Israel Petroleum Corp. Ltd.(d)	$38,892
736	Neto ME Holdings Ltd.	57,675
12,080	NICE-Systems Ltd.	777,217
7,762	Nova Measuring Instruments Ltd.(d)	85,422
391,918	Oil Refineries Ltd.(d)	141,602
12,789	Partner Communications Co. Ltd.(d)	66,367
2,872	Paz Oil Co. Ltd.	447,581
32,659	Phoenix Holdings Ltd. (The)(d)	85,763
1,121	Plasson Industries Ltd.	30,272
1	Protalix Biotherapeutics, Inc.(d)	1
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	29,297
1,316	Sapiens International Corp NV	16,180
2,898,000	Sarine Technologies Ltd.(c)	3,555,564
68,879	Shikun & Binui Ltd.	132,985
35,913	Shufersal Ltd.	121,969
6,039	Strauss Group Ltd.	95,714
3,075	Summit Real Estate Holdings Ltd.(d)	16,427
3,108	Tower Semiconductor Ltd.(d)	37,569
8,078	Union Bank of Israel(d)	29,597
		88,033,313
ITALY — 0.6%
374,596	A2A SpA	534,451
3,408	ACEA SpA	50,106
7,099	Alerion Cleanpower SpA	15,778
63,945	Amplifon SpA	588,327
22,692	Ansaldo STS SpA	275,426
35,619	Arnoldo Mondadori Editore SpA(d)	40,623
5,010	Ascopiave SpA	13,699
18,124	Astaldi SpA	88,864
24,730	ASTM SpA	325,365
14,058	Autogrill SpA(d)	119,039
22,498	Azimut Holding SpA	566,237
16,468	Banca Generali SpA	488,956
4,248	Banca IFIS SpA	121,508
30,322	Banca Mediolanum SpA	249,466
391,750	Banca Monte Dei Paschi di Siena SpA(d)	316,919
198,635	Banca Popolare dell’Emilia Romagna Scarl	1,161,123
1,824,615	Banca Popolare di Milano Scarl	1,383,107
197,161	Banca Popolare di Sondrio SCARL	735,527
111,681	Banco di Desio e della Brianza SpA(c)	314,843
143,795	Banco Popolare SC	1,015,087
7,660	BasicNet SpA	31,347
2,317	BI Esse SpA	35,207
11,109	Brembo SpA	596,715
21,385	Buzzi Unicem SpA	405,015

Shares		Value
ITALY (continued)
3,861	Cairo Communication SpA	$21,522
62,771	Cementir Holding SpA	330,918
196,531	CIR-Compagnie Industriali Riunite SpA(d)	245,292
56,572	Credito Emiliano SpA	408,426
216,734	Credito Valtellinese SC(d)	169,005
4,557	Danieli & C Officine Meccaniche SpA	99,925
4,885	Datalogic SpA	88,938
36,080	Davide Campari-Milano SpA	348,274
20,785	De’ Longhi SpA	478,618
152,100	DeA Capital SpA	227,283
13,421	DiaSorin SpA	783,757
2,953	Ei Towers SpA	173,125
534	El.En. SpA	26,415
1,233	Engineering SpA	93,182
18,234	ERG SpA	236,976
5,852	Esprinet SpA	51,094
9,629	Eurotech SpA(d)	16,318
224,045	Falck Renewables SpA	248,848
240,557	Finmeccanica SpA(d)	3,038,226
34,243	FNM SpA	18,625
58,626	Gruppo Editoriale L’Espresso SpA(d)	62,632
51,774	Hera SpA	155,680
365,573	Immobiliare Grande Distribuzione SIIQ SpA REIT	331,951
57,566	IMMSI SpA(d)	28,627
3,035	Industria Macchine Automatiche SpA	176,890
128,806	Intek Group SpA(d)	33,554
7,391	Interpump Group SpA	106,381
61,258	Iren SpA	113,282
84,914	Italcementi SpA	1,007,316
4,398	Italmobiliare SpA	191,366
1,509	La Doria SpA	21,944
23,268	Maire Tecnimont SpA(d)	70,551
1,779	Mariella Burani SpA(b)(c)(d)	0
6,331	MARR SpA	128,821
344,644	Mediaset SpA	1,550,922
226,106	Mediobanca SpA	1,857,636
143,220	Moleskine SpA	329,958
19,054	Moncler SpA	308,941
123,440	Parmalat SpA	344,318
50,326	Piaggio & C SpA	111,391
62,149	Prysmian SpA	1,465,268
43,940	Recordati SpA	1,116,462
98,937	Reno de Medici SpA(d)	39,991
831	Reply SpA	118,277
29,208	Retelit SpA(d)	21,739
1,204	Sabaf SpA	14,131
11,126	Safilo Group SpA(d)	98,097
234,922	Saipem SpA(d)	112,441
36,907	Salini Impregilo SpA	161,520
16,278	Salvatore Ferragamo SpA	376,699
56,253	Saras SpA(d)	97,907

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
ITALY (continued)
3,891	SAVE SpA/Tessera	$59,970
58,300	Societa Cattolica di Assicurazioni SCRL	404,880
34,431	Societa Iniziative Autostradali e Servizi SpA	359,953
125,769	Sogefi SpA(d)	229,556
23,063	SOL SpA	203,345
106,594	Terna Rete Elettrica Nazionale SpA	601,004
4,631,702	Tiscali SpA(d)	285,862
848	Tod’s SpA	58,552
7,633	Trevi Finanziaria Industriale SpA	12,306
6,610	Uni Land SpA(b)(c)(d)	0
385,583	Unione di Banche Italiane SpA	1,634,485
254,003	Unipol Gruppo Finanziario SpA	1,087,770
459,272	UnipolSai SpA	1,071,768
41,106	Vittoria Assicurazioni SpA(c)	418,676
7,438	Yoox Net-A-Porter Group SpA(d)	217,693
3,856	Zignago Vetro SpA	25,543
		33,803,558
JAPAN — 7.7%
132,000	77 Bank Ltd. (The)	482,594
2,900	A&D Co. Ltd.	10,684
6,900	Accordia Golf Co. Ltd.	67,184
46,000	Achilles Corp.	60,094
4,000	Adastria Co. Ltd.	138,346
23,800	ADEKA Corp.	348,276
5,800	Aderans Co. Ltd.	30,308
2,500	Advan Co. Ltd.	24,718
196	Advance Residence Investment Corp. REIT	537,526
2,200	Advanex, Inc.	25,205
20,400	Advantest Corp.	203,233
1,200	Aeon Delight Co. Ltd.	34,398
21,200	Aeon Fantasy Co. Ltd.	481,383
16,500	Aeon Financial Service Co. Ltd.	383,966
6,800	Aeon Mall Co. Ltd.	97,846
3,100	Agro-Kanesho Co. Ltd.	29,106
84,700	Ahresty Corp.	579,526
3,900	Ai Holdings Corp.	116,010
17,700	Aica Kogyo Co. Ltd.	413,555
2,700	Aichi Bank Ltd. (The)	125,865
3,800	Aichi Corp.	29,857
55,000	Aichi Steel Corp.	242,434
16,000	Aichi Tokei Denki Co. Ltd.	46,015
11,400	Aida Engineering Ltd.	108,857
15,000	Ain Holdings, Inc.	752,820
1,400	Aiphone Co. Ltd.	23,026
76,000	Air Water, Inc.	1,190,000
4,700	Airport Facilities Co. Ltd.	21,468
49,700	Aisan Industry Co. Ltd.	388,164
9,320	Aisin Seiki Co. Ltd.	379,282
51,600	Aizawa Securities Co. Ltd.	285,158
Shares		Value
JAPAN (continued)
29,900	Akebono Brake Industry Co. Ltd.(d)	$80,089
44,000	Akita Bank Ltd. (The)	121,165
3,400	Alconix Corp.	50,999
36,700	Alfresa Holdings Corp.	737,449
11,800	Alinco, Inc.	113,120
22,700	Allied Telesis Holdings KK(d)	8,961
3,100	Alpen Co. Ltd.	54,308
2,800	Alpha Corp.	26,289
10,600	Alpine Electronics, Inc.	136,784
40,800	Alps Electric Co. Ltd.	763,083
6,600	Alps Logistics Co. Ltd.	35,233
72,600	Amada Holdings Co. Ltd.	759,434
10,100	Amano Corp.	171,434
11,800	Amiyaki Tei Co. Ltd.	476,880
37,100	Anest Iwata Corp.	403,428
18,800	Anritsu Corp.	116,086
14,000	AOI Electronics Co. Ltd.	274,079
3,300	AOI Pro, Inc.	26,827
43,700	AOKI Holdings, Inc.	525,304
131,000	Aomori Bank Ltd. (The)	411,222
6,700	Aoyama Trading Co. Ltd.	259,436
175,000	Aozora Bank Ltd.	643,092
7,000	Arakawa Chemical Industries Ltd.	61,974
2,500	Arata Corp.	57,730
16,000	Araya Industrial Co. Ltd.	18,496
38,500	Arcland Sakamoto Co. Ltd.	412,500
9,738	Arcs Co. Ltd.	235,762
273,900	Arealink Co. Ltd.	296,039
900	Argo Graphics, Inc.	15,116
130,900	Ariake Japan Co. Ltd.	7,504,605
8,300	Arisawa Manufacturing Co. Ltd.	44,074
2,200	Artnature, Inc.	18,795
2,090	As One Corp.	77,786
13,800	Asahi Diamond Industrial Co. Ltd.	143,707
43,650	Asahi Holdings, Inc.	607,162
9,400	Asahi Intecc Co. Ltd.	469,117
9,000	Asahi Kogyosha Co. Ltd.	38,233
27,000	Asahi Yukizai Corp.	52,021
13,000	Asanuma Corp.	31,034
1,700	Asatsu-DK, Inc.	43,810
2,300	Asax Co. Ltd.	29,117
90,700	Ashikaga Holdings Co. Ltd.	277,897
33,000	Ashimori Industry Co. Ltd.	47,763
44,200	Asia Pile Holdings Corp.	171,566
28,400	Asics Corp.	590,154
2,400	ASKA Pharmaceutical Co. Ltd.	31,850
1,600	ASKUL Corp.	65,113
6,700	Asunaro Aoki Construction Co. Ltd.	42,379
10,200	Atom Corp.	63,462
41,000	Atsugi Co. Ltd.	44,314
19,300	Autobacs Seven Co. Ltd.	342,829
38,600	Avex Group Holdings, Inc.	498,825

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
57,000	Awa Bank Ltd. (The)	$301,607
3,800	Axial Retailing, Inc.	126,071
9,300	Azbil Corp.	247,446
34,500	Bandai Namco Holdings, Inc.	758,741
106,000	Bando Chemical Industries Ltd.	527,011
4,400	Bank of Iwate Ltd. (The)	170,996
531,000	Bank of Kochi Ltd. (The)(c)	563,938
139,000	Bank of Kyoto Ltd. (The)	977,180
37,000	Bank of Nagoya Ltd. (The)	127,274
19,100	Bank of Okinawa Ltd. (The)	652,523
41,000	Bank of Saga Ltd. (The)	85,160
25,500	Bank of the Ryukyus Ltd.	305,089
11,800	Belc Co. Ltd.	482,979
29,400	Belluna Co. Ltd.	152,803
8,100	Benesse Holdings, Inc.	236,377
8,700	Bic Camera, Inc.	88,390
25,500	BML, Inc.	1,113,228
1,400	Bookoff Corp.	11,579
2,100	Broadleaf Co. Ltd.	21,474
72,600	Brother Industries Ltd.	871,336
88,400	Bunka Shutter Co. Ltd.	774,331
800	C Uyemura & Co. Ltd.	35,188
89,000	Calsonic Kansei Corp.	641,570
900	Can Do Co. Ltd.	13,661
18,400	Canon Electronics, Inc.	276,865
12,000	Canon Marketing Japan, Inc.	222,632
5,300	Capcom Co. Ltd.	126,224
3,400	Carlit Holdings Co. Ltd.	15,338
37,000	Casio Computer Co. Ltd.	735,479
3,700	Cawachi Ltd.	89,092
109,000	Central Glass Co. Ltd.	632,077
900	Central Security Patrols Co. Ltd.	19,007
1,300	Central Sports Co. Ltd.	28,138
23,350	Century Tokyo Leasing Corp.	828,442
107,000	Chiba Kogyo Bank Ltd. (The)	490,752
1,500	Chino Corp.	14,112
4,000	Chiyoda Co. Ltd.	106,203
21,700	Chiyoda Integre Co. Ltd.	454,191
3,800	Chori Co. Ltd.	56,249
45,200	Chubu Shiryo Co. Ltd.	350,045
60,000	Chuetsu Pulp & Paper Co. Ltd.	114,474
150,500	Chugai Mining Co. Ltd.(d)	31,118
6,000	Chugai Ro Co. Ltd.	11,109
71,800	Chugoku Bank Ltd. (The)	774,684
23,000	Chugoku Marine Paints Ltd.	167,961
32,000	Chukyo Bank Ltd. (The)	67,669
20,300	Ci:z Holdings Co. Ltd.	424,316
147,100	Citizen Holdings Co. Ltd.	862,692
41,900	CKD Corp.	359,930
105,000	Clarion Co. Ltd.	330,592
7,000	Cleanup Corp.	46,579
1,900	CMIC Holdings Co. Ltd.	28,804
4,800	CMK Corp.(d)	18,586
18,023	Coca-Cola East Japan Co. Ltd.	341,827
19,600	Coca-Cola West Co. Ltd.	550,789
2,290	Cocokara Fine, Inc.	106,429
Shares		Value
JAPAN (continued)
6,700	COLOPL Inc.	$137,967
6,400	Colowide Co. Ltd.	106,887
6,100	Computer Engineering & Consulting Ltd.	91,787
16,300	COMSYS Holdings Corp.	253,692
80,068	Concordia Financial Group Ltd.(d)	385,591
30,500	CONEXIO Corp.	356,024
7,500	COOKPAD, Inc.	112,570
5,200	Corona Corp.	52,147
25,200	Cosmo Energy Holdings Co. Ltd.	332,289
3,500	Cosmos Pharmaceutical Corp.	608,553
46,600	Create Restaurants Holdings, Inc.	441,912
26,700	Create SD Holdings Co. Ltd.	666,245
51,500	Credit Saison Co. Ltd.	986,438
4,700	CTI Engineering Co. Ltd.	43,334
13,200	CyberAgent, Inc.	645,113
214,000	Dai Nippon Toryo Co. Ltd.	390,188
9,100	Daibiru Corp.	82,789
55,900	Daicel Corp.	727,646
6,000	Dai-Dan Co. Ltd.	43,421
17,000	Daido Kogyo Co. Ltd.	30,357
6,600	Daido Metal Co. Ltd.	50,679
148,000	Daido Steel Co. Ltd.	518,835
4,300	Daidoh Ltd.	19,196
11,200	Daifuku Co. Ltd.	209,895
59,400	Daihatsu Diesel Manufacturing Co. Ltd.	331,055
82,000	Daihen Corp.	427,726
96,000	Daiho Corp.	423,158
13,000	Daiichi Jitsugyo Co. Ltd.	60,846
6,900	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	193,252
42,300	Dai-ichi Seiko Co. Ltd.	490,982
16,700	Daiichikosho Co. Ltd.	718,853
23,000	Daiken Corp.	67,227
28,200	Daiken Medical Co. Ltd.	234,293
19,000	Daiki Aluminium Industry Co. Ltd.	49,286
2,300	Daikoku Denki Co. Ltd.	28,210
8,800	Daikokutenbussan Co. Ltd.	403,609
237,000	Daikyo, Inc.	392,030
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	166,410
37,000	Daio Paper Corp.	379,389
38,000	Daisan Bank Ltd. (The)	54,999
4,910	Daiseki Co. Ltd.	94,508
140,000	Daishi Bank Ltd. (The)	505,263
6,000	Daishinku Corp.(d)	13,703
259,000	Daito Bank Ltd. (The)	421,118
18,160	Daito Pharmaceutical Co. Ltd.	493,256
19	Daiwa House Residential Investment Corp. REIT	47,179
8,800	Daiwa Industries Ltd.	77,910

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
247,000	Daiwabo Holdings Co. Ltd.	$499,107
10,400	DC Co. Ltd.	32,451
43,860	DCM Holdings Co. Ltd.	339,255
15,000	Dena Co. Ltd.	262,782
285,000	Denka Co. Ltd.	1,248,214
9,000	Denki Kogyo Co. Ltd.	40,940
5,700	Denyo Co. Ltd.	62,946
8,200	Descente Ltd.	118,376
533,000	DIC Corp.	1,287,415
1,400	Digital Arts, Inc.	28,987
6,000	Disco Corp.	533,459
23,000	DKS Co. Ltd.	73,496
23,900	DMG Mori Co. Ltd.	286,396
16,300	Don Quijote Co. Ltd.	608,952
4,000	Doshisha Co. Ltd.	77,707
5,674	Doutor Nichires Holdings Co. Ltd.	101,535
106,000	Dowa Holdings Co. Ltd.	696,372
400	DSB Co. Ltd.	2,801
12,900	DTS Corp.	265,517
2,300	Dunlop Sports Co. Ltd.	21,617
2,300	Duskin Co. Ltd.	43,298
900	Dydo Drinco, Inc.	46,100
2,000	Dynic Corp.	2,820
16,500	Eagle Industry Co. Ltd.	230,597
242,000	Ebara Corp.	1,148,590
800	Ebara Jitsugyo Co. Ltd.	9,466
48,400	EDION Corp.	403,485
52,000	Ehime Bank Ltd. (The)	109,962
8,000	Eidai Co. Ltd.	30,677
129,000	Eighteenth Bank Ltd. (The)	316,438
1,900	Eiken Chemical Co. Ltd.	36,036
2,000	Eizo Corp.	51,917
2,800	Elecom Co. Ltd.	48,658
700	Elematec Corp.	12,303
3,500	Endo Lighting Corp.	30,724
3,000	en-japan, Inc.	51,006
15,000	Enplas Corp.	439,850
45,500	EPS Holdings Inc.	591,842
4,200	ESPEC Corp.	58,066
2,300	Excel Co. Ltd.	30,393
25,000	Exedy Corp.	609,962
13,200	Ezaki Glico Co. Ltd.	693,496
6,700	F@N Communications, Inc.	48,487
3,000	FALCO HOLDINGS Co. Ltd.	38,571
12,400	FamilyMart Co. Ltd.	674,774
267,400	FCC Co. Ltd.	4,682,013
250,280	Feed One Co. Ltd.	284,623
8,300	Ferrotec Corp.	84,248
161,200	FIDEA Holdings Co. Ltd.	265,132
2,900	Fields Corp.	44,617
9,300	Financial Products Group Co. Ltd.	116,687
3,000	Findex, Inc.	38,487
8,500	FJ Next Co. Ltd.	40,742
28,100	Foster Electric Co. Ltd.	614,027
Shares		Value
JAPAN (continued)
2,200	FP Corp.	$99,972
5,400	France Bed Holdings Co. Ltd.	50,701
61,100	F-Tech, Inc.	598,941
37,300	Fudo Tetra Corp.	47,326
3,700	Fuji Co. Ltd.	84,884
10,600	Fuji Corp. Ltd.	67,944
238,000	Fuji Electric Co. Ltd.	1,062,500
129,900	Fuji Kiko Co. Ltd.(c)	535,960
12,000	Fuji Kyuko Co. Ltd.	164,662
4,100	Fuji Media Holdings, Inc.	48,013
13,800	Fuji Oil Co. Ltd.(d)	44,227
9,600	Fuji Oil Holdings, Inc.	184,331
16,200	Fuji Pharma Co. Ltd.	293,244
2,900	Fuji Seal International, Inc.	102,754
2,600	Fuji Soft, Inc.	60,944
246,000	Fujibo Holdings, Inc.	497,086
2,700	Fujicco Co. Ltd.	59,557
76,700	Fujikura Kasei Co. Ltd.(c)	355,386
227,000	Fujikura Ltd.	1,158,468
1,200	Fujikura Rubber Ltd.	4,974
2,200	Fujimi, Inc.	30,312
27,700	Fujimori Kogyo Co. Ltd.	669,590
23,100	Fujio Food System Co. Ltd.(c)	541,895
25,300	Fujisash Co. Ltd.(d)	23,065
2,200	Fujishoji Co. Ltd.	20,594
6,000	Fujita Kanko, Inc.	27,180
19,100	Fujitec Co. Ltd.	197,462
37,600	Fujitsu Frontech Ltd.	356,917
26,000	Fujitsu General Ltd.	467,951
7,700	FuKoKu Co. Ltd.	62,961
48,000	Fukuda Corp.	538,195
9,500	Fukuda Denshi Co. Ltd.	523,214
65,000	Fukui Bank Ltd. (The)	127,679
122,000	Fukuoka Financial Group, Inc.	433,421
391,000	Fukushima Bank Ltd. (The)	334,408
16,300	Fukushima Industries Corp.	374,716
28,000	Fukuyama Transporting Co. Ltd.	146,842
6,300	FULLCAST Holdings Co. Ltd.	43,461
3,600	Funai Soken Holdings, Inc.	56,571
67,000	Furukawa Battery Co. Ltd. (The)	420,639
44,000	Furukawa Co. Ltd.	66,579
313,000	Furukawa Electric Co. Ltd.	791,325
12,800	Furuno Electric Co. Ltd.	75,068
4,000	Furusato Industries Ltd.	61,842
3,500	Fuso Chemical Co. Ltd.	55,428
11,000	Fuso Pharmaceutical Industries Ltd.	27,086
173,900	Futaba Industrial Co. Ltd.	840,081
46,500	Future Corp.	326,898
15,100	Fuyo General Lease Co. Ltd.	661,335
20,000	Gakken Holdings Co. Ltd.	46,241
34,400	Gecoss Corp.	360,812
17,300	Genki Sushi Co. Ltd.	344,049
1,000	Genky Stores, Inc.	32,660

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
39,500	Geo Holdings Corp.	$674,915
32,500	GLOBERIDE, Inc.	415,414
45,400	Glory Ltd.	1,548,891
275	GLP J - REIT	339,615
23,200	GMO Click Holdings, Inc.	165,060
35,200	GMO Internet, Inc.	435,038
1,600	GMO Payment Gateway, Inc.	106,015
34,000	Godo Steel Ltd.	64,549
4,880	Goldcrest Co. Ltd.	72,650
16,300	Gree, Inc.	94,215
215,000	GS Yuasa Corp.	917,387
24,000	GSI Creos Corp.	25,714
34,100	G-Tekt Corp.	374,010
7,200	Gulliver International Co. Ltd.	73,556
16,000	Gun-Ei Chemical Industry Co. Ltd.	45,414
170,000	GungHo Online Entertainment, Inc.	460,150
161,000	Gunma Bank Ltd. (The)	664,276
48,000	Gunze Ltd.	137,594
26,500	Gurunavi, Inc.	654,779
7,200	H.I.S. Co. Ltd.	184,398
23,735	H2O Retailing Corp.	406,216
174,000	Hachijuni Bank Ltd. (The)	793,139
1,600	Hagihara Industries, Inc.	38,526
3,500	Hakudo Co. Ltd.	33,849
41,900	Hakuhodo DY Holdings, Inc.	495,397
4,800	Hakuto Co. Ltd.	41,594
21,100	Hamakyorex Co. Ltd.	389,874
19,900	Hamamatsu Photonics KK	576,988
219,200	Haneda Zenith Holdings Co. Ltd.	383,188
108,000	Hanwa Co. Ltd.	502,444
32,000	Happinet Corp.	276,992
5,000	Hard Off Corp. Co. Ltd.	71,147
2,400	Harmonic Drive Systems, Inc.	56,301
96,900	Haseko Corp.	928,929
24,260	Hazama Ando Corp.	122,440
20,200	Heiwa Corp.	437,603
4,000	Heiwa Real Estate Co. Ltd.	51,767
33,500	Heiwado Co. Ltd.	712,820
15,800	Hibiya Engineering Ltd.	228,536
16,545	Hiday Hidaka Corp.	402,896
1,600	Hikari Tsushin, Inc.	123,910
12,100	HI-LEX Corp.	316,943
3,200	Hiramatsu, Inc.	21,233
3,425	Hirose Electric Co. Ltd.	434,885
207,000	Hiroshima Bank Ltd. (The)	782,086
19,100	Hisamitsu Pharmaceutical Co., Inc.	938,844
35,500	Hitachi Capital Corp.	799,417
39,800	Hitachi Chemical Co. Ltd.	701,737
51,000	Hitachi Construction Machinery Co. Ltd.	847,444
9,200	Hitachi High-Technologies Corp.	261,128
Shares		Value
JAPAN (continued)
8,700	Hitachi Koki Co. Ltd.	$61,407
59,000	Hitachi Kokusai Electric, Inc.	649,887
39,300	Hitachi Transport System Ltd.	684,795
51,500	Hitachi Zosen Corp.	272,021
37,600	Hochiki Corp.	432,541
10,000	Hodogaya Chemical Co. Ltd.	20,865
121,000	Hogy Medical Co. Ltd.	6,880,169
35,700	Hokkaido Electric Power Co., Inc.	336,197
25,000	Hokkan Holdings Ltd.	77,303
12,000	Hokko Chemical Industry Co. Ltd.	35,639
61,000	Hokkoku Bank Ltd. (The)	177,726
323,000	Hokuetsu Bank Ltd. (The)	573,750
40,200	Hokuetsu Industries Co. Ltd.	252,761
43,500	Hokuetsu Kishu Paper Co. Ltd.	284,549
539,000	Hokuhoku Financial Group, Inc.	709,211
25,000	Hokuriku Electric Industry Co. Ltd.	31,249
43,000	Hokuriku Electric Power Co.	580,338
53,100	Hokuriku Electrical Construction Co. Ltd.	400,745
53,300	Hokuto Corp.	1,066,000
3,320	Honeys Co. Ltd.	34,979
9,600	Hoosiers Holdings	45,113
7,700	Horiba Ltd.	303,224
9,000	Hoshizaki Electric Co. Ltd.	784,117
9,000	Hosokawa Micron Corp.	47,622
2,300	House Foods Group, Inc.	45,568
3,300	Howa Machinery Ltd.	16,903
106,000	Hyakugo Bank Ltd. (The)	407,462
61,000	Hyakujushi Bank Ltd. (The)	181,739
123,700	Ibiden Co. Ltd.	1,620,656
37,600	IBJ Leasing Co. Ltd.	673,549
200	Ichibanya Co. Ltd.	12,914
19,000	Ichikoh Industries Ltd.	43,929
7,300	ICHINEN Holdings Co. Ltd.	67,168
5,000	Ichiyoshi Securities Co. Ltd.	42,998
1,500	Icom, Inc.	29,760
4,300	Idec Corp.	40,858
22,800	Idemitsu Kosan Co. Ltd.	504,857
3,100	Ihara Chemical Industry Co. Ltd.	41,314
6,000	IHI Corp.	13,816
27,800	Iida Group Holdings Co. Ltd.	546,333
39,100	Iino Kaiun Kaisha Ltd.	159,487
5,680	IJT Technology Holdings Co. Ltd.	14,093
14,000	Ikegami Tsushinki Co. Ltd.	17,763
7,100	Imasen Electric Industrial	65,195
3,500	Inaba Denki Sangyo Co. Ltd.	114,967
300	Inaba Seisakusho Co. Ltd.	3,722
13,200	Inabata & Co. Ltd.	133,985
5,600	Inageya Co. Ltd.	75,211
3,300	Ines Corp.	36,070

28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
1,800	I-Net Corp.	$19,624
44,400	Infocom Corp.	701,887
37,500	Information Services International-Dentsu Ltd.	722,509
2,400	Innotech Corp.	9,677
21,200	Intage Holdings, Inc.	278,748
4,500	Internet Initiative Japan, Inc.	91,607
1,100	Inui Warehouse Co. Ltd.	9,129
1,500	Iriso Electronics Co. Ltd.	75,282
5,000	Ise Chemicals Corp.	22,462
39,000	Iseki & Co. Ltd.	85,771
644,000	Ishihara Sangyo Kaisha Ltd.(d)	460,000
31,666	IT Holdings Corp.	781,829
11,000	Ito En Ltd.	347,368
93,400	Itochu Enex Co. Ltd.	792,671
9,200	Itochu Techno-Solutions Corp.	186,767
1,300	Itochu-Shokuhin Co. Ltd.	49,972
66,848	Itoham Yonekyu Holdings, Inc.(d)	508,271
10,400	Itoki Corp.	67,150
32,900	IwaiCosmo Holdings, Inc.	319,105
35,000	Iwasaki Electric Co. Ltd.	62,171
32,000	Iwatani Corp.	193,684
11,000	Iwatsu Electric Co. Ltd.(d)	7,444
101,900	Iyo Bank Ltd. (The)	701,041
7,500	Izumi Co. Ltd.	302,397
46,000	Izutsuya Co. Ltd.(d)	22,481
13,900	J Trust Co. Ltd.	108,300
52,900	J. Front Retailing Co. Ltd.	666,719
124,000	Jaccs Co. Ltd.	506,955
6,800	Jafco Co. Ltd.	198,759
900	Jalux, Inc.	17,687
1,900	Jamco Corp.	51,214
8,300	Janome Sewing Machine Co. Ltd.(d)	46,727
13,900	Japan Airport Terminal Co. Ltd.	524,516
19,000	Japan Aviation Electronics Industry Ltd.	268,036
3,600	Japan Digital Laboratory Co. Ltd.	50,312
37,000	Japan Display, Inc.(d)	75,113
600	Japan Drilling Co. Ltd.	13,985
410	Japan Hotel REIT Investment Corp.	377,632
3,900	Japan Medical Dynamic Marketing, Inc.	25,108
8,800	Japan Petroleum Exploration Co. Ltd.	212,474
104	Japan Prime Realty Investment Corp. REIT	467,707
42,000	Japan Pulp & Paper Co. Ltd.	127,105
99,000	Japan Radio Co. Ltd.	254,944
297	Japan Retail Fund Investment Corp. REIT	742,779
89,000	Japan Steel Works Ltd. (The)	358,844
24,000	Japan Transcity Corp.	80,526
Shares		Value
JAPAN (continued)
20,000	Japan Wool Textile Co. Ltd. (The)	$143,985
1,000	Jastec Co. Ltd.	8,900
6,000	JBCC Holdings, Inc.	38,177
14,200	JCU Corp.	461,767
61,000	Jeol Ltd.	284,361
86,000	JGC Corp.	1,522,782
37,800	Jimoto Holdings, Inc.	51,868
1,500	Jin Co. Ltd.	57,589
5,000	JK Holdings Co. Ltd.	21,898
9,000	JMS Co. Ltd.	24,530
28,000	Joban Kosan Co. Ltd.	39,999
24,000	J-Oil Mills, Inc.	78,947
20,000	Joshin Denki Co. Ltd.	164,098
122,000	Joyo Bank Ltd. (The)	443,741
12,600	Jp-Holdings, Inc.	47,842
5,400	JSP Corp.	96,023
59,300	JSR Corp.	847,700
41,000	JTEKT Corp.	551,419
25,700	Juki Corp.	237,435
166,000	Juroku Bank Ltd. (The)	508,609
64,900	JVC Kenwood Corp.	168,960
3,800	K&O Energy Group, Inc.	46,249
34,400	kabu.com Securities Co. Ltd.	114,774
1,000	Kabuki-Za Co. Ltd.	46,898
10,500	Kaga Electronics Co. Ltd.	128,586
124,000	Kajima Corp.	798,308
15,400	Kakaku.com, Inc.	288,461
6,500	Kaken Pharmaceutical Co. Ltd.	370,818
1,000	Kameda Seika Co. Ltd.	41,118
49,000	Kamei Corp.	458,684
59,000	Kamigumi Co. Ltd.	553,402
9,100	Kanaden Corp.	73,125
3,000	Kanagawa Chuo Kotsu Co. Ltd.	17,002
6,000	Kanamoto Co. Ltd.	159,305
18,000	Kandenko Co. Ltd.	131,955
113,000	Kaneka Corp.	989,812
1,300	Kaneko Seeds Co. Ltd.	12,951
220,000	Kanematsu Corp.	345,301
1,800	Kanematsu Electronics Ltd.	32,058
30,800	Kansai Paint Co. Ltd.	562,158
1,600	Kansai Super Market Ltd.	13,519
23,600	Kansai Urban Banking Corp.	232,451
5,000	Kanto Denka Kogyo Co. Ltd.	38,111
4,400	Kappa Create Co. Ltd.	52,064
32,700	Kasai Kogyo Co. Ltd.	331,610
4,400	Katakura Industries Co. Ltd.	49,376
2,600	Kato Sangyo Co. Ltd.	66,173
133,000	Kato Works Co. Ltd.	532,500
2,400	KAWADA Technologies, Inc.	74,887
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	43,103
790,000	Kawasaki Kisen Kaisha Ltd.	1,752,256
3,400	Kawasumi Laboratories, Inc.	25,276
127,000	Keihan Holdings Co. Ltd.	945,338
62,000	Keihanshin Building Co. Ltd.	344,962

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
15,000	Keihin Co. Ltd. (The)	$19,173
30,200	Keihin Corp.	462,367
119,000	Keikyu Corp.	1,110,592
45,000	Keisei Electric Railway Co. Ltd.	644,126
109,000	Keiyo Bank Ltd. (The)	414,897
7,800	Keiyo Co. Ltd.	38,560
27,100	Kenedix, Inc.	120,982
31,100	Kenko Mayonnaise Co. Ltd.	668,767
20,800	Kewpie Corp.	565,158
1,825	KEY Coffee, Inc.	31,492
2,000	KFC Holdings Japan Ltd.	36,259
8,200	Kimoto Co. Ltd.	13,102
96,400	Kimura Chemical Plants Co. Ltd.	341,568
10,200	Kinden Corp.	123,474
14,000	Kintetsu Department Store Co. Ltd.(d)	39,605
9,000	Kintetsu World Express, Inc.	122,989
17,000	Kinugawa Rubber Industrial Co. Ltd.	122,387
1,800	Kissei Pharmaceutical Co. Ltd.	43,190
209,000	Kitagawa Iron Works Co. Ltd.	386,964
12,200	Kita-Nippon Bank Ltd. (The)	314,517
129,000	Kitano Construction Corp.	320,075
7,900	Kito Corp.	56,726
34,300	Kitz Corp.	143,454
41,600	Kiyo Bank Ltd. (The)	521,173
4,200	KLab, Inc.(d)	23,842
8,000	KNT-CT Holdings Co. Ltd.(d)	12,256
7,300	Koa Corp.	53,172
22,000	Koatsu Gas Kogyo Co. Ltd.	132,951
7,700	Kobayashi Pharmaceutical Co. Ltd.	638,289
9,600	Kohnan Shoji Co. Ltd.	169,624
1,300	Kohsoku Corp.	10,349
3,000	Koike Sanso Kogyo Co. Ltd.	6,964
19,300	Koito Manufacturing Co. Ltd.	877,932
1,400	Kokusai Co. Ltd.	16,382
13,800	Kokuyo Co. Ltd.	187,805
12,000	KOMAIHALTEC, Inc.	26,617
26,900	Komatsu Wall Industry Co. Ltd.	429,540
12,800	Komeri Co. Ltd.	331,308
4,600	Konaka Co. Ltd.	22,870
25,300	Konami Holdings Corp.	816,781
6,300	Kondotec, Inc.	51,809
78,900	Konica Minolta, Inc.	717,812
7,400	Konishi Co.Ltd.	95,699
36,100	Konoike Transport Co. Ltd.	438,357
6,400	Kose Corp.	617,143
12,900	Koshidaka Holdings Co. Ltd.	259,334
21,600	Kotobuki Spirits Co. Ltd.	434,842
2,000	Kourakuen Holdings Corp.	27,989
296,000	Krosaki Harima Corp.	676,015
4,200	KRS Corp.	107,803
8,428	K’s Holdings Corp.	292,683
2,000	KU Holdings Co. Ltd.	13,383
Shares		Value
JAPAN (continued)
59,000	Kumagai Gumi Co. Ltd.	$165,244
11,100	Kura Corp.	488,755
73,000	Kurabo Industries Ltd.	133,788
50,600	Kuraray Co. Ltd.	668,643
66,000	Kureha Corp.	233,853
21,000	Kurimoto Ltd.	32,763
23,300	Kurita Water Industries Ltd.	578,558
26,400	Kuroda Electric Co. Ltd.	421,556
14,200	Kusuri No Aoki Co. Ltd.	780,733
111,000	KYB Corp.	388,083
38,000	Kyodo Printing Co. Ltd.	115,357
6,700	Kyoei Steel Ltd.	106,482
10,800	Kyokuto Kaihatsu Kogyo Co. Ltd.	111,350
56,100	Kyokuto Securities Co. Ltd.	670,142
16,000	Kyokuyo Co. Ltd.	38,947
4,500	KYORIN Holdings, Inc.	92,368
1,420	Kyoritsu Maintenance Co. Ltd.	112,906
400	Kyoritsu Printing Co. Ltd.	1,053
18,000	Kyosan Electric Manufacturing Co. Ltd.	57,180
900	Kyoto Kimono Yuzen Co. Ltd.	7,638
78,200	Kyowa Electronic Instruments Co. Ltd.	291,045
22,700	Kyowa Exeo Corp.	267,109
31,000	Kyudenko Corp.	808,797
125,940	Kyushu Financial Group, Inc.	688,882
3,500	Lasertec Corp.	47,303
600	LEC, Inc.	7,499
136,200	Leopalace21 Corp.	853,810
19,700	Life Corp.	543,787
8,000	Lintec Corp.	159,999
58,000	Lion Corp.	734,812
6,000	Look, Inc.	9,361
7,400	Mabuchi Motor Co. Ltd.	390,865
10,450	Macnica Fuji Electronics Holdings, Inc.	120,509
10,000	Maeda Corp.	78,477
31,900	Maeda Kosen Co. Ltd.	347,482
51,000	Maeda Road Construction Co. Ltd.	955,291
3,900	Maezawa Kasei Industries Co. Ltd.	36,837
45,000	Makino Milling Machine Co. Ltd.	285,479
2,300	Mandom Corp.	107,650
900	Mani, Inc.	15,242
1,400	Mars Engineering Corp.	25,789
7,700	Marubun Corp.	54,493
31,000	Marudai Food Co. Ltd.	132,566
4,000	Marufuji Sheet Piling Co. Ltd.	8,684
11,700	Maruha Nichiro Corp.	267,648
31,200	Marui Group Co. Ltd.	496,444
1,500	Maruichi Steel Tube Ltd.	45,254
7,800	Marusan Securities Co. Ltd.	73,382
2,900	Maruwa Co. Ltd.	85,310

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
20,000	Maruyama Manufacturing Co., Inc.	$33,083
20,000	Maruzen Showa Unyu Co. Ltd.	76,504
6,400	Marvelous, Inc.	54,316
4,200	Matsuda Sangyo Co. Ltd.	46,303
97,700	Matsui Construction Co. Ltd.(c)	693,266
16,400	Matsui Securities Co. Ltd.	146,891
16,200	Matsumotokiyoshi Holdings Co. Ltd.	829,793
3,800	Matsuya Co. Ltd.	31,214
700	Matsuya Foods Co. Ltd.	18,401
6,000	Max Co. Ltd.	65,019
2,400	Maxvalu Nishinihon Co. Ltd.	35,098
3,700	Maxvalu Tokai Co. Ltd.	59,569
2,900	MEC Co. Ltd.	21,232
49,200	Medipal Holdings Corp.	813,372
5,200	Megachips Corp.	55,226
7,800	Megmilk Snow Brand Co. Ltd.	186,276
229,000	Meidensha Corp.	994,342
2,600	Meiko Network Japan Co. Ltd.	29,397
98,300	Meisei Industrial Co. Ltd.	459,164
6,000	Meitec Corp.	216,541
13,200	Meiwa Corp.	45,282
1,000	Melco Holdings, Inc.	20,555
103,000	Michinoku Bank Ltd. (The)	170,376
4,400	Micronics Japan Co. Ltd.	41,105
135,000	Mie Bank Ltd. (The)	257,566
4,100	Mikuni Corp.	13,757
1,237	Milbon Co. Ltd.	55,630
3,500	Mimasu Semiconductor Industry Co. Ltd.	35,066
63,000	Minato Bank Ltd. (The)	92,961
4,000	Minebea Co. Ltd.	34,549
2,900	Ministop Co. Ltd.	47,779
151,100	Miraca Holdings, Inc.	6,681,631
16,940	Mirait Holdings Corp.	154,116
13,700	Misawa Homes Co. Ltd.	97,857
565,800	MISUMI Group, Inc.	8,263,658
16,300	Mitani Corp.	474,906
78,600	Mito Securities Co. Ltd.	214,229
7,200	Mitsuba Corp.	108,068
149,000	Mitsubishi Gas Chemical Co., Inc.	850,028
14,000	Mitsubishi Logistics Corp.	199,605
170,000	Mitsubishi Materials Corp.	564,004
11,800	Mitsubishi Nichiyu Forklift Co. Ltd.	55,008
124,000	Mitsubishi Paper Mills Ltd.(d)	96,729
2,100	Mitsubishi Pencil Co. Ltd.	104,408
10,700	Mitsubishi Research Institute, Inc.	347,951
14,100	Mitsubishi Shokuhin Co. Ltd.	372,908
51,000	Mitsubishi Steel Manufacturing Co. Ltd.	87,716
51,000	Mitsuboshi Belting Ltd.	411,739
264,000	Mitsui Chemicals, Inc.	923,008
Shares		Value
JAPAN (continued)
196,000	Mitsui Engineering & Shipbuilding Co. Ltd.	$318,684
42,500	Mitsui High-Tec, Inc.	271,617
14,000	Mitsui Home Co. Ltd.	65,132
41,000	Mitsui Matsushima Co. Ltd.	43,543
368,000	Mitsui Mining & Smelting Co. Ltd.	719,398
378,000	Mitsui Osk Lines Ltd.	841,974
10,000	Mitsui Sugar Co. Ltd.	46,241
44,000	Mitsui-Soko Holdings Co. Ltd.	121,992
20,800	Mitsumi Electric Co. Ltd.	105,955
12,000	Mixi, Inc.	426,316
18,000	Miyaji Engineering Group, Inc.	25,376
143,000	Miyazaki Bank Ltd. (The)	373,628
18,000	Miyoshi Oil & Fat Co. Ltd.	21,147
25,000	Mizuno Corp.	122,415
1,500	Mochida Pharmaceutical Co. Ltd.	115,038
1,800	Modec, Inc.	28,336
138,000	Monex Group, Inc.	370,940
185,300	Money Partners Group Co. Ltd.	1,145,934
28,300	Money Square Holdings, Inc.	311,194
7,800	Monogatari Corp. (The)	379,737
4,700	Monotaro Co. Ltd.	148,200
26,000	Morinaga & Co. Ltd.	128,778
173,000	Morinaga Milk Industry Co. Ltd.	934,915
8,400	Morita Holdings Corp.	103,895
12,000	Mory Industries, Inc.	32,932
6,200	MTI Ltd.	45,276
2,000	Murakami Corp.	26,673
284,700	Musashi Seimitsu Industry Co. Ltd.	5,710,054
24,900	Musashino Bank Ltd. (The)	656,199
60,700	Nabtesco Corp.	1,430,786
5,100	NAC Co. Ltd.	41,461
18,000	Nachi-Fujikoshi Corp.	61,071
800	Nafco Co. Ltd.	13,368
1,800	Nagaileben Co. Ltd.	38,148
35,000	Nagano Bank Ltd.	61,513
36,300	Nagase & Co. Ltd.	421,680
5,000	Nagatanien Holdings Co. Ltd.	51,880
157,000	Nagoya Railroad Co. Ltd.	814,511
22,000	Nakabayashi Co. Ltd.	56,861
20,600	Nakanishi, Inc.	682,472
6,400	Nakano Corp.	30,617
14,500	Nakano Refrigerators Co. Ltd.(c)	347,509
27,000	Nakayama Steel Works Ltd.(d)	17,256
52,100	Namura Shipbuilding Co. Ltd.	407,398
122,000	Nankai Electric Railway Co. Ltd.	666,184
55,000	Nanto Bank Ltd. (The)	159,727
1,100	Natori Co. Ltd.	17,265
24,800	ND Software Co. Ltd.	208,143
9,000	NDS Co. Ltd.	24,953
3,300	NEC Capital Solutions Ltd.	47,298

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
10,300	NEC Networks & System Integration Corp.	$164,955
11,000	NET One Systems Co. Ltd.	58,618
7,100	Neturen Co. Ltd.	50,581
32,700	Nexon Co. Ltd.	511,398
5,600	Next Co. Ltd.	65,737
120,400	NHK Spring Co. Ltd.	1,115,737
24,000	Nice Holdings, Inc.	31,128
6,000	Nichia Steel Works Ltd.	12,914
38,000	Nichias Corp.	254,286
6,000	Nichiban Co. Ltd.	35,921
6,900	Nichicon Corp.	48,378
32,400	Nichiha Corp.	514,320
14,000	Nichii Gakkan Co.	108,026
5,150	Nichi-Iko Pharmaceutical Co. Ltd.	127,879
109,000	Nichirei Corp.	983,459
74,700	Nichireki Co. Ltd.	551,825
376,600	Nifco, Inc.	18,759,211
3,900	NIFTY Corp.	38,963
5,500	Nihon Dempa Kogyo Co. Ltd.	36,960
1,400	Nihon Eslead Corp.	13,263
100,900	Nihon House Holdings Co. Ltd.	350,874
8,700	Nihon Kohden Corp.	228,048
102,200	Nihon M&A Center, Inc.	6,089,737
20,200	Nihon Nohyaku Co. Ltd.	110,113
12,000	Nihon Parkerizing Co. Ltd.	110,865
2,800	Nihon Plast Co. Ltd.	23,763
1,100	Nihon Tokushu Toryo Co. Ltd.	8,932
600	Nihon Trim Co. Ltd.	42,068
15,300	Nihon Unisys Ltd.	193,263
15,000	Nihon Yamamura Glass Co. Ltd.	23,120
14,800	Nikkiso Co. Ltd.	118,789
7,000	Nikko Co. Ltd.	21,447
17,900	Nikkon Holdings Co. Ltd.	348,242
44,000	Nippo Corp.	746,015
4,000	Nippon Air Conditioning Services Co. Ltd.	19,925
8,000	Nippon Beet Sugar Manufacturing Co. Ltd.	13,985
22,000	Nippon Carbide Industries Co. Inc.	33,289
15,000	Nippon Carbon Co. Ltd.	31,861
31,000	Nippon Chemical Industrial Co. Ltd.	59,727
279,000	Nippon Chemi-Con Corp.	390,705
51,000	Nippon Chemiphar Co. Ltd.	230,075
676,400	Nippon Coke & Engineering Co. Ltd.	508,571
7,500	Nippon Concrete Industries Co. Ltd.	19,807
19,205	Nippon Denko Co. Ltd.	31,948
8,000	Nippon Densetsu Kogyo Co. Ltd.	161,880
218,000	Nippon Electric Glass Co. Ltd.	1,198,590
154,000	Nippon Express Co. Ltd.	736,711
Shares		Value
JAPAN (continued)
2,300	Nippon Fine Chemical Co. Ltd.	$16,364
31,000	Nippon Flour Mills Co. Ltd.	245,611
12,500	Nippon Gas Co. Ltd.	302,514
7,500	Nippon Hume Corp.	40,602
2,400	Nippon Kanzai Co. Ltd.	37,895
24,000	Nippon Kayaku Co. Ltd.	268,647
16,000	Nippon Kinzoku Co. Ltd.(d)	14,887
47,000	Nippon Koei Co. Ltd.	154,605
7,000	Nippon Koshuha Steel Co. Ltd.	5,066
807,300	Nippon Light Metal Holdings Co. Ltd.	1,471,957
73,000	Nippon Paper Industries Co. Ltd.	1,444,906
264,600	Nippon Parking Development Co. Ltd.	305,882
8,700	Nippon Pillar Packing Co. Ltd.	75,226
6,100	Nippon Piston Ring Co. Ltd.	84,276
4,000	Nippon Rietec Co. Ltd.	31,203
74,000	Nippon Road Co. Ltd. (The)	354,004
3,000	Nippon Seiki Co. Ltd.	59,126
4,000	Nippon Seisen Co. Ltd.	16,917
9,000	Nippon Sharyo Ltd.(d)	22,331
349,000	Nippon Sheet Glass Co. Ltd.(d)	282,086
15,900	Nippon Shokubai Co. Ltd.	865,235
13,200	Nippon Signal Co. Ltd.	114,632
32,000	Nippon Soda Co. Ltd.	175,038
97,480	Nippon Steel & Sumikin Bussan Corp.	356,388
51,100	Nippon Suisan Kaisha Ltd.	291,999
91,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	565,329
22,000	Nippon Thompson Co. Ltd.	82,914
18,000	Nippon Valqua Industries Ltd.	48,214
24,700	Nippon Yakin Kogyo Co. Ltd.(d)	33,661
547,000	Nippon Yusen KK	1,115,592
70,900	Nipro Corp.	715,664
1,000	Nishikawa Rubber Co. Ltd.	17,209
73,000	Nishimatsu Construction Co. Ltd.	326,579
326,000	Nishi-Nippon City Bank Ltd. (The)	612,782
28,000	Nishi-Nippon Railroad Co. Ltd.	175,526
6,200	Nishio Rent All Co. Ltd.	168,519
30,100	Nissan Chemical Industries Ltd.	836,237
24,300	Nissan Shatai Co. Ltd.	249,852
102,700	Nissan Tokyo Sales Holdings Co. Ltd.	253,854
14,300	Nissei ASB Machine Co. Ltd.	281,834
11,000	Nissei Build Kogyo Co. Ltd.	42,491
2,600	Nissei Plastic Industrial Co. Ltd.	16,006
17,500	Nissha Printing Co. Ltd.	291,447
68,900	Nisshin Fudosan Co. Ltd.	232,473
29,000	Nisshin Oillio Group Ltd. (The)	125,921
37,130	Nisshin Seifun Group, Inc.	627,790
51,324	Nisshin Steel Co. Ltd.	720,658
90,100	Nisshinbo Holdings, Inc.	1,020,399

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
23,000	Nissin Corp.	$67,876
7,000	Nissin Electric Co. Ltd.	84,737
65,400	Nissin Kogyo Co. Ltd.	934,286
2,100	Nissin Sugar Co. Ltd.	26,803
2,100	Nissui Pharmaceutical Co. Ltd.	25,125
3,200	Nitta Corp.	81,594
86,000	Nittetsu Mining Co. Ltd.	328,966
80,000	Nitto Boseki Co. Ltd.(d)	257,143
23,300	Nitto Kogyo Corp.	387,384
2,600	Nitto Kohki Co. Ltd.	52,709
12,000	Nitto Seiko Co. Ltd.	32,368
65,200	Nittoc Construction Co. Ltd.	274,526
1,000	NJS Co. Ltd.	11,579
1,200	Noevir Holdings Co. Ltd.	35,019
68,000	NOF Corp.	555,376
2,700	Nohmi Bosai Ltd.	39,282
3,600	Nojima Corp.	41,955
8,500	NOK Corp.	149,070
5,000	Nomura Co. Ltd.	87,218
73,400	Nomura Real Estate Holdings, Inc.	1,396,256
1	Nomura Real Estate Master Fund, Inc. REIT	1,597
33,000	Noritake Co. Ltd.	75,056
6,600	Noritz Corp.	113,887
166,800	North Pacific Bank Ltd.	440,515
4,100	NS Solutions Corp.	74,178
195,000	NS United Kaiun Kaisha Ltd.	276,739
3,100	NSD Co. Ltd.	50,229
239,000	NTN Corp.	786,184
8,400	NTT Urban Development Corp.	82,421
9,800	Nuflare Technology, Inc.	447,171
2,600	Obara Group, Inc.	98,722
94,600	Obayashi Corp.	961,115
71,200	Obayashi Road Corp.	517,940
8,600	Obic Co. Ltd.	469,605
11,400	Odelic Co. Ltd.	351,964
245,000	Oenon Holdings, Inc.	504,276
146,000	Ogaki Kyoritsu Bank Ltd. (The)	466,541
25,900	Ohashi Technica, Inc.	294,053
900	Ohsho Food Service Corp.	29,225
7,245	Oiles Corp.	121,408
113,000	Oita Bank Ltd. (The)	355,780
167,000	Oji Holdings Corp.	711,006
11,100	Okabe Co. Ltd.	84,711
8,000	Okamoto Industries, Inc.	61,278
11,900	Okamura Corp.	114,079
187,000	Okasan Securities Group, Inc.	1,035,179
194,000	Oki Electric Industry Co. Ltd.	282,613
3,200	Okinawa Cellular Telephone Co.	92,030
19,750	Okinawa Electric Power Co., Inc. (The)	516,024
18,000	OKK Corp.	18,271
187,000	OKUMA Corp.	1,546,617
24,000	Okumura Corp.	130,376
Shares		Value
JAPAN (continued)
190,000	Okura Industrial Co. Ltd.(c)	$510,714
11,000	Okuwa Co. Ltd.	119,408
2,600	ONO Sokki Co. Ltd.	19,671
2,400	Onoken Co. Ltd.	26,323
26,000	Onward Holdings Co. Ltd.	183,759
4,800	Open House Co. Ltd.	108,271
3,400	OPT Holding, Inc.	21,570
1,800	Optex Co. Ltd.	59,972
9,000	Organo Corp.	35,273
18,200	Orient Corp.(d)	38,145
12,000	Origin Electric Co. Ltd.	31,128
225	Orix JREIT, Inc. REIT	381,485
2,400	Osaka Organic Chemical Industry Ltd.	13,985
24,000	Osaka Soda Co. Ltd.	93,158
7,000	Osaka Steel Co. Ltd.	118,882
2,100	OSAKA Titanium Technologies Co. Ltd.	29,763
5,000	Osaki Electric Co. Ltd.	36,795
22,300	OSG Corp.	427,556
12,200	OSJB Holdings Corp.	29,353
9,500	Otsuka Corp.	475,000
3,500	Otsuka Kagu Ltd.	45,395
2,700	Oyo Corp.	29,639
57,700	Pacific Industrial Co. Ltd.	582,423
31,000	Pacific Metals Co. Ltd.(d)	102,265
2,950	Pack Corp. (The)	71,532
1,400	Pal Co. Ltd.	35,408
5,850	PALTAC Corp.	107,873
8,000	PanaHome Corp.	64,812
5,300	Panasonic Industrial Devices SUNX Co. Ltd.	28,293
2,700	Paramount Bed Holdings Co. Ltd.	104,295
4,500	Parco Co. Ltd.	39,164
30,300	Park24 Co. Ltd.	878,529
3,000	Pasco Corp.	10,855
46,300	Pasona Group, Inc.	297,643
2,500	PC Depot Corp.	27,702
57,100	Penta-Ocean Construction Co. Ltd.	266,180
700	PIA Corp.	13,316
37,400	Pigeon Corp.	1,029,555
15,000	Pilot Corp.	621,006
7,300	Piolax, Inc.	396,560
299,400	Pioneer Corp.(d)	838,545
3,500	Plenus Co. Ltd.	65,724
2,600	Pocket Card Co. Ltd.	13,195
2,100	Pola Orbis Holdings, Inc.	173,487
27,600	Poletowin Pitcrew Holdings, Inc.	235,015
121,000	Press Kogyo Co. Ltd.	432,143
600	Pressance Corp.	21,795
3,000	Prestige International, Inc.	35,244
122,000	Prima Meat Packers Ltd.	347,425
1,900	Pronexus, Inc.	19,821

33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
2,000	Proto Corp.	$26,692
3,400	PS Mitsubishi Construction Co. Ltd.	12,686
50,300	Qol Co. Ltd.	738,899
34,100	Raito Kogyo Co. Ltd.	371,767
27,500	Raysum Co. Ltd.	216,588
1,900	Relo Holdings, Inc.	254,464
48,700	Renaissance, Inc.	554,283
165,840	Rengo Co. Ltd.	932,071
22,300	Resorttrust, Inc.	482,678
3,000	Rheon Automatic Machinery Co. Ltd.	17,171
22,000	Rhythm Watch Co. Ltd.	30,188
18,900	Ricoh Leasing Co. Ltd.	563,980
1,400	Right On Co. Ltd.	19,408
162,000	Riken Corp.	542,030
6,500	Riken Keiki Co. Ltd.	63,778
19,000	Riken Technos Corp.	70,893
900	Riken Vitamin Co. Ltd.	35,526
3,000	Ringer Hut Co. Ltd.	64,314
3,500	Rinnai Corp.	321,382
900	Rion Co. Ltd.	13,102
17,500	Riso Kagaku Corp.	282,566
1,800	Rock Field Co. Ltd.	27,778
27,700	Rohto Pharmaceutical Co. Ltd.	492,560
20,900	Roland DG Corp.	427,429
43,000	Round One Corp.	259,051
6,300	Royal Holdings Co. Ltd.	123,809
136,000	Royal Hotel Ltd. (The)(d)	274,812
59,000	Ryobi Ltd.	225,686
6,000	Ryoden Trading Co. Ltd.	35,808
3,900	Ryohin Keikaku Co. Ltd.	904,258
8,400	Ryosan Co. Ltd.	210,395
5,100	Ryoyo Electro Corp.	63,271
1,800	S Foods, Inc.	43,917
1,700	Sac’s Bar Holdings, Inc.	22,320
22,000	Saibu Gas Co. Ltd.	55,414
4,700	Saizeriya Co. Ltd.	85,430
28,000	Sakai Chemical Industry Co. Ltd.	79,999
18,000	Sakai Heavy Industries Ltd.	31,297
1,800	Sakai Moving Service Co. Ltd.	45,068
18,000	Sakai Ovex Co. Ltd.	28,252
9,300	Sakata INX Corp.	108,908
2,900	Sakata Seed Corp.	75,471
45,300	SAMTY Co. Ltd.	458,535
2,300	San-A Co. Ltd.	109,596
77,000	San-Ai Oil Co. Ltd.	557,237
28,000	Sanden Holdings Corp.	86,842
1,100	Sanei Architecture Planning Co. Ltd.	12,871
21,750	Sangetsu Co. Ltd.	404,746
40,800	San-In Godo Bank Ltd. (The)	274,556
164,000	Sanken Electric Co. Ltd.	571,842
5,100	Sanki Engineering Co. Ltd.	41,893
8,000	Sanko Metal Industrial Co. Ltd.	22,406
Shares		Value
JAPAN (continued)
3,900	Sankyo Co. Ltd.	$152,848
8,600	Sankyo Seiko Co. Ltd.	30,472
31,000	Sankyo Tateyama, Inc.	441,109
112,000	Sankyu, Inc.	544,211
14,600	Sanoh Industrial Co. Ltd.	82,742
4,900	Sanrio Co. Ltd.	99,749
6,800	Sanshin Electronics Co. Ltd.	58,350
69,900	Sanwa Holdings Corp.	563,667
19,000	Sanyo Chemical Industries Ltd.	150,714
18,000	Sanyo Denki Co. Ltd.	92,368
2,000	Sanyo Electric Railway Co. Ltd.	9,361
2,400	Sanyo Housing Nagoya Co. Ltd.	21,992
10,000	Sanyo Industries Ltd.	16,165
118,000	Sanyo Shokai Ltd.	291,673
225,000	Sanyo Special Steel Co. Ltd.	1,063,675
3,300	Sanyo Trading Co. Ltd.	45,220
65,000	Sapporo Holdings Ltd.	359,821
1,500	SATO Holdings Corp.	32,326
2,700	Sato Shoji Corp.	16,520
4,100	Satori Electric Co. Ltd.	28,708
43,600	Sawada Holdings Co. Ltd.	441,737
11,500	Sawai Pharmaceutical Co. Ltd.	765,226
35,000	SAXA Holdings, Inc.	66,776
152,680	SBI Holdings, Inc.	1,667,426
8,500	SBS Holdings, Inc.	54,643
12,000	SCREEN Holdings Co. Ltd.	97,895
5,800	Scroll Corp.	23,494
12,100	SCSK Corp.	456,593
18,800	Sega Sammy Holdings, Inc.	212,383
4,000	Seibu Electric Industry Co. Ltd.	16,617
18,000	Seika Corp.	37,556
94,700	Seikitokyu Kogyo Co. Ltd.	428,998
34,000	Seiko Holdings Corp.	133,252
38,300	Seino Holdings Co. Ltd.	406,398
13,400	Seiren Co. Ltd.	143,320
12,000	Sekisui Jushi Corp.	172,444
10,000	Sekisui Plastics Co. Ltd.	33,459
24,000	Senko Co. Ltd.	159,023
2,000	Senshu Electric Co. Ltd.	29,906
180,920	Senshu Ikeda Holdings, Inc.	705,656
8,800	Senshukai Co. Ltd.	61,947
2,600	Septeni Holdings Co. Ltd.	63,289
2,000	Seria Co. Ltd.	118,985
112,100	Seven Bank Ltd.	496,232
187,000	Sharp Corp.(d)	260,113
28,800	Shibaura Electronics Co. Ltd.(c)	405,203
1,000	Shibaura Mechatronics Corp.	1,964
17,000	Shibusawa Warehouse Co. Ltd. (The)	44,098
5,100	Shibuya Corp.	62,743
1,400	Shidax Corp.	6,592
161,000	Shiga Bank Ltd. (The)	729,342
44,000	Shikibo Ltd.	45,902
36,000	Shikoku Bank Ltd. (The)	72,068
14,000	Shikoku Chemicals Corp.	118,289

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
41,700	Shikoku Electric Power Co., Inc.	$532,616
6,900	Shima Seiki Manufacturing Ltd.	117,961
12,749	Shimachu Co. Ltd.	307,821
34,000	Shimadzu Corp.	541,316
5,400	Shimamura Co. Ltd.	752,650
2,700	Shimizu Bank Ltd. (The)	58,847
3,100	Shin Nippon Air Technologies Co. Ltd.	28,844
311,000	Shinagawa Refractories Co. Ltd.(c)	567,049
17,000	Shindengen Electric Manufacturing Co. Ltd.	64,229
2,000	Shin-Keisei Electric Railway Co. Ltd.	7,914
25,500	Shinko Electric Industries Co. Ltd.	149,070
5,300	Shinko Plantech Co. Ltd.	41,942
4,900	Shinko Shoji Co. Ltd.	49,737
8,000	Shinmaywa Industries Ltd.	57,594
8,400	Shinnihon Corp.	40,263
295,000	Shinsei Bank Ltd.	432,519
30,000	Shinsho Corp.	55,827
900	Shinwa Co. Ltd.	11,952
21,300	Ship Healthcare Holdings, Inc.	547,114
3,000	Shizuki Electric Co., Inc.	15,451
65,700	Shizuoka Gas Co. Ltd.	461,258
7,000	Shochiku Co. Ltd.	71,579
26,700	Shoei Co. Ltd.	418,066
3,000	Shoei Foods Corp.	38,289
11,000	Shoko Co. Ltd.(d)	7,961
1,000	Showa Aircraft Industry Co. Ltd.	9,756
102,800	Showa Corp.	930,417
1,478,620	Showa Denko KK	1,598,133
100,000	Showa Sangyo Co. Ltd.	453,008
118,900	Showa Shell Sekiyu KK	1,282,868
17,800	Siix Corp.	547,885
16,000	Sinanen Holdings Co. Ltd.	62,556
31,000	Sinfonia Technology Co. Ltd.	42,538
2,600	Sinko Industries Ltd.	35,945
5,800	Sintokogio Ltd.	50,695
107,200	SKY Perfect JSAT Holdings, Inc.	589,398
8,000	SMK Corp.	34,060
2,800	SMS Co. Ltd.(d)	53,999
3,700	SNT Corp.	21,769
17,500	Sodick Co. Ltd.	142,105
3,600	Soft99 Corp.	25,207
13,400	Sogo Medical Co. Ltd.	399,229
11,000	Sohgo Security Services Co. Ltd.	634,774
657,000	Sojitz Corp.	1,376,983
88,000	Sotetsu Holdings, Inc.	581,429
18,500	Sparx Group Co. Ltd.	37,904
700	SPK Corp.	13,105
5,000	Square Enix Holdings Co. Ltd.	133,412
Shares		Value
JAPAN (continued)
19,000	SRA Holdings, Inc.	$459,107
300	ST Corp.	3,104
13,200	St. Marc Holdings Co. Ltd.	367,466
36,500	Stanley Electric Co. Ltd.	786,259
6,500	Star Micronics Co. Ltd.	78,257
11,900	Start Today Co. Ltd.	518,947
4,900	Starts Corp., Inc.	105,138
2,200	Starzen Co. Ltd.	65,648
32,100	Stella Chemifa Corp.	666,135
20,800	Studio Alice Co. Ltd.	525,083
2,700	Sugi Holdings Co. Ltd.	134,999
2,700	Sugimoto & Co. Ltd.	31,238
35,400	Sumco Corp.	241,212
4,800	Sumida Corp.	31,173
22,000	Suminoe Textile Co. Ltd.	55,414
104,000	Sumitomo Bakelite Co. Ltd.	446,692
39,500	Sumitomo Densetsu Co. Ltd.	504,145
96,400	Sumitomo Forestry Co. Ltd.	1,163,323
144,000	Sumitomo Heavy Industries Ltd.	640,150
139,400	Sumitomo Mitsui Construction Co. Ltd.	125,774
306,000	Sumitomo Osaka Cement Co. Ltd.	1,351,692
7,000	Sumitomo Precision Products Co. Ltd.	22,105
1,980	Sumitomo Real Estate Sales Co. Ltd.	41,331
46,400	Sumitomo Riko Co. Ltd.	413,414
73,500	Sumitomo Rubber Industries Ltd.	1,174,342
102,000	Sumitomo Seika Chemicals Co. Ltd.	508,083
21,000	Sumitomo Warehouse Co. Ltd. (The)	109,145
38,000	Sun Frontier Fudousan Co. Ltd.	368,571
6,000	Sundrug Co. Ltd.	444,361
3,600	Sun-Wa Technos Corp.	23,989
21,770	Suzuken Co. Ltd.	782,615
76,000	SWCC Showa Holdings Co. Ltd.(d)	47,143
1,700	Systena Corp.	26,315
23,400	T&K Toka Co. Ltd.	197,273
3,200	T. Hasegawa Co. Ltd.	53,865
24,000	T. RAD Co. Ltd.	40,376
1,600	Tabuchi Electric Co. Ltd.	7,353
3,240	Tachibana Eletech Co. Ltd.	36,267
6,700	Tachi-S Co. Ltd.	94,518
40,000	Tadano Ltd.	403,383
8,000	Taiheiyo Cement Corp.	21,955
30,600	Taiho Kogyo Co. Ltd.	345,688
6,000	Taikisha Ltd.	142,556
3,000	Taiko Bank Ltd. (The)	5,695
15,300	Taiko Pharmaceutical Co. Ltd.	216,990
3,000	Taiyo Holdings Co. Ltd.	103,759
24,400	Taiyo Nippon Sanso Corp.	235,515
56,900	Taiyo Yuden Co. Ltd.	604,295

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
10,000	Takagi Securities Co. Ltd.	$12,876
1,400	Takamatsu Construction Group Co. Ltd.	30,789
17,700	Takara Holdings, Inc.	155,540
8,000	Takara Leben Co. Ltd.	53,534
22,000	Takara Standard Co. Ltd.	197,876
5,200	Takasago International Corp.	120,226
6,800	Takasago Thermal Engineering Co. Ltd.	88,132
18,000	Takashima & Co. Ltd.	28,590
114,000	Takashimaya Co. Ltd.	864,643
16,100	Takata Corp.(d)	62,191
3,530	Take And Give Needs Co. Ltd.	15,361
6,200	Takeei Corp.	57,979
27,400	Takeuchi Manufacturing Co. Ltd.	436,752
10,000	Takihyo Co. Ltd.	39,662
14,000	Takiron Co. Ltd.	69,868
33,000	Takisawa Machine Tool Co. Ltd.	37,528
9,000	Takuma Co. Ltd.	79,511
6,800	Tama Home Co. Ltd.	27,801
4,000	Tamron Co. Ltd.	66,805
34,000	Tamura Corp.	95,865
1,950	Tanseisha Co. Ltd.	15,853
500	TASAKI & Co. Ltd.	7,378
138,200	Tatsuta Electric Wire and Cable Co. Ltd.	449,410
77,000	Tayca Corp.	349,539
10,700	TBK Co. Ltd.	39,823
600	Techno Medica Co. Ltd.	12,818
800	Techno Ryowa Ltd.	4,842
433,000	Teijin Ltd.	1,615,611
3,400	Teikoku Sen-I Co. Ltd.	49,370
12,000	Tekken Corp.	31,015
37,000	Temp Holdings Co. Ltd.	580,733
27,700	T-Gaia Corp.	350,936
16,300	THK Co. Ltd.	335,651
1,600	TKC Corp.	45,414
59,000	Toa Corp.	134,746
6,000	Toa Corp.	61,917
58,000	Toa Oil Co. Ltd.	69,774
87,000	Toa Road Corp.	295,179
2,400	Toabo Corp.	11,008
42,250	Toagosei Co. Ltd.	395,498
10,100	Tobishima Corp.	17,276
5,000	Tobu Store Co. Ltd.	14,709
17,100	TOC Co. Ltd.	142,714
13,800	Tocalo Co. Ltd.	256,545
104,000	Tochigi Bank Ltd. (The)	416,391
29,000	Toda Corp.	140,367
3,000	Toda Kogyo Corp.	8,628
600	Toei Animation Co. Ltd.	27,688
20,000	Toei Co. Ltd.	159,962
23,000	Toenec Corp.	152,397
126,000	Toho Bank Ltd. (The)	432,237
Shares		Value
JAPAN (continued)
14,700	Toho Co. Ltd.	$388,224
4,000	Toho Co. Ltd.	91,053
117,000	Toho Gas Co. Ltd.	824,718
6,300	Toho Holdings Co. Ltd.	151,520
3,300	Toho Titanium Co. Ltd.	23,416
164,000	Toho Zinc Co. Ltd.	463,947
26,000	Tohoku Bank Ltd. (The)	34,455
21,000	Tokai Carbon Co. Ltd.	57,237
10,400	Tokai Corp.	308,872
76,000	TOKAI Holdings Corp.	435,000
12,000	Tokai Lease Co. Ltd.	23,684
47,600	Tokai Rika Co. Ltd.	930,079
31,800	Tokai Tokyo Financial Holdings, Inc.	173,047
490	Token Corp.	39,559
30,840	Tokushu Tokai Paper Co. Ltd.	101,447
54,000	Tokuyama Corp.(d)	88,816
36,000	Tokyo Dome Corp.	157,669
1,100	Tokyo Electron Device Ltd.	15,352
5,000	Tokyo Energy & Systems, Inc.	38,346
40,000	Tokyo Keiki, Inc.	57,519
11,300	Tokyo Ohka Kogyo Co. Ltd.	332,946
4,000	Tokyo Rakutenchi Co. Ltd.	18,120
165,000	Tokyo Rope Manufacturing Co. Ltd.	235,714
2,500	Tokyo Sangyo Co. Ltd.	8,929
21,300	Tokyo Seimitsu Co. Ltd.	464,036
27,500	Tokyo Steel Manufacturing Co. Ltd.	174,460
50,500	Tokyo Tatemono Co. Ltd.	692,002
171,000	Tokyo Tekko Co. Ltd.	596,250
20,000	Tokyo Theaters Co., Inc.	22,180
6,275	Tokyo Ty Financial Group, Inc.	166,193
7,000	Tokyotokeiba Co. Ltd.	14,474
4,800	Tokyu Construction Co. Ltd.	40,737
73,300	Tokyu Fudosan Holdings Corp.	522,194
27,000	Toli Corp.	80,188
28,000	Tomato Bank Ltd.	38,684
1,100	Tomen Devices Corp.	17,906
7,300	Tomoe Corp.	24,562
1,300	Tomoe Engineering Co. Ltd.	17,741
41,000	Tomoku Co. Ltd.	105,968
88,800	TOMONY Holdings, Inc.	264,564
11,800	Tomy Co. Ltd.	85,727
15,000	Tonami Holdings Co. Ltd.	39,474
60	Top REIT, Inc.	229,511
7,000	Topcon Corp.	89,999
15,700	Toppan Forms Co. Ltd.	179,429
25,900	Topre Corp.	534,066
82,000	Topy Industries Ltd.	164,154
25,600	Toridoll.corp	463,880
2,300	Torigoe Co. Ltd. (The)	13,899
1,000	Torii Pharmaceutical Co. Ltd.	23,835
5,000	Torishima Pump Manufacturing Co. Ltd.	48,825
48,100	Tosei Corp.	351,257

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
32,000	Toshiba Machine Co. Ltd.	$99,549
11,000	Toshiba Plant Systems & Services Corp.	139,568
46,000	Toshiba TEC Corp.	180,714
1,000	Tosho Co. Ltd.	37,453
14,000	Tosho Printing Co. Ltd.	73,553
200,000	Tosoh Corp.	958,647
5,900	Totetsu Kogyo Co. Ltd.	175,780
27,800	TOTO Ltd.	994,164
8,000	Tottori Bank Ltd. (The)	12,556
379,000	Towa Bank Ltd. (The)	320,583
5,500	Towa Corp.	36,856
7,700	Towa Pharmaceutical Co. Ltd.	364,737
80,600	Toyo Construction Co. Ltd.	356,034
3,000	Toyo Denki Seizo KK	8,910
16,000	Toyo Engineering Corp.	45,263
89,000	Toyo Ink SC Holdings Co. Ltd.	368,045
28,000	Toyo Kohan Co. Ltd.	91,579
2,500	Toyo Machinery & Metal Co. Ltd.	9,093
161,000	Toyo Securities Co. Ltd.	388,882
26,300	Toyo Seikan Group Holdings Ltd.	542,561
20,500	Toyo Suisan Kaisha Ltd.	751,410
1,400	Toyo Tanso Co. Ltd.	18,499
47,800	Toyo Tire & Rubber Co. Ltd.	755,186
20,000	Toyo Wharf & Warehouse Co. Ltd.	27,444
544,000	Toyobo Co. Ltd.	956,090
51,100	Toyoda Gosei Co. Ltd.	985,020
32,600	Toyota Boshoku Corp.	634,842
15,600	TPR Co. Ltd.	411,992
1,200	Trancom Co. Ltd.	73,308
3,000	Transcosmos, Inc.	82,077
19,300	Trend Micro, Inc.	759,121
2,600	Trusco Nakayama Corp.	106,786
35,900	TS Tech Co. Ltd.	862,747
15,100	TSI Holdings Co. Ltd.	99,910
78,000	Tsubakimoto Chain Co.	536,617
8,000	Tsubakimoto Kogyo Co. Ltd.	22,105
7,000	Tsudakoma Corp.(d)	8,092
135,000	Tsugami Corp.	586,184
58,900	Tsukada Global Holdings, Inc.(c)	413,518
6,800	Tsukishima Kikai Co. Ltd.	59,244
108,033	Tsukuba Bank Ltd.	294,451
2,500	Tsukui Corp.	31,227
8,800	Tsumura & Co.	233,895
5,900	Tsuruha Holdings, Inc.	585,564
1,200	Tsurumi Manufacturing Co. Ltd.	16,511
600	Tsutsumi Jewelry Co. Ltd.	12,880
7,000	TTK Co. Ltd.	29,934
2,400	Tv Tokyo Holdings Corp.	42,722
567,840	UACJ Corp.	1,206,126
746,800	Ube Industries Ltd.	1,473,947
23,000	Uchida Yoko Co. Ltd.	97,707
Shares		Value
JAPAN (continued)
6,000	Ueki Corp.	$12,632
2,500	UKC Holdings Corp.	46,147
7,200	Ulvac, Inc.	233,459
14,000	Uniden Holdings Corp.(d)	16,579
31,200	Unipres Corp.	577,669
2,600	United Arrows Ltd.	108,985
9,300	United Super Markets Holdings, Inc.	87,756
35,000	Unitika Ltd.(d)	17,763
4,700	Universal Entertainment Corp.	76,596
1,600	Unizo Holdings Co. Ltd.	70,977
164,200	UNY Group Holdings Co. Ltd.	1,234,586
108,780	Usen Corp.(d)	385,433
80,100	U-Shin Ltd.	525,468
3,700	Ushio, Inc.	52,614
23,000	USS Co. Ltd.	379,154
54,100	UT Group Co. Ltd.(d)	218,637
8,800	Utoc Corp.	26,218
9,500	Valor Holdings Co. Ltd.	237,143
1,400	Village Vanguard Co. Ltd.	20,197
8,000	Vital KSK Holdings, Inc.	70,301
87,600	VT Holdings Co. Ltd.	461,876
15,000	Wacoal Holdings Corp.	187,499
21,700	Wacom Co. Ltd.	92,388
33,000	Wakachiku Construction Co. Ltd.	46,833
50,700	Wakita & Co. Ltd.	364,049
7,600	Warabeya Nichiyo Co. Ltd.	146,429
2,700	WATAMI Co. Ltd.	25,985
9,700	Weathernews, Inc.	351,443
3,340	Welcia Holdings Co. Ltd.	182,695
15,800	WIN-Partners Co. Ltd.	220,962
13,900	WirelessGate, Inc.	252,133
13,800	Wowow, Inc.	303,107
6,500	Xebio Holdings Co. Ltd.	107,580
4,000	Yachiyo Industry Co. Ltd.	33,872
4,500	Yahagi Construction Co. Ltd.	33,031
11,200	YAMABIKO Corp.	83,474
120,700	Yamada Denki Co. Ltd.	623,919
42,000	Yamagata Bank Ltd. (The)	157,499
99,000	Yamaguchi Financial Group, Inc.	953,712
28,200	Yamaha Corp.	848,120
46,200	Yamaichi Electronics Co. Ltd.	245,763
101,000	Yamanashi Chuo Bank Ltd. (The)	388,242
51,000	Yamatane Corp.	71,898
8,400	Yamato Kogyo Co. Ltd.	204,158
800	Yamaya Corp.	15,143
33,000	Yamazaki Baking Co. Ltd.	810,113
100	Yamazawa Co. Ltd.	1,548
12,300	Yamazen Corp.	100,227
9,400	Yaoko Co. Ltd.	432,011
700	Yashima Denki Co. Ltd.	3,605
65,100	Yaskawa Electric Corp.	802,125
4,100	Yasuda Logistics Corp.	27,243

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
15,600	Yellow Hat Ltd.	$329,154
2,300	Yodogawa Steel Works Ltd.	53,739
6,500	Yokogawa Bridge Holdings Corp.	60,663
90,600	Yokogawa Electric Corp.	1,026,914
22,300	Yokohama Reito Co. Ltd.	224,048
80,700	Yokohama Rubber Co. Ltd. (The)	1,425,902
1,500	Yomeishu Seizo Co. Ltd.	27,801
500	Yondoshi Holdings, Inc.	12,589
33,600	Yorozu Corp.	702,316
3,900	Yoshinoya Holdings Co. Ltd.	50,583
19,700	Yuasa Trading Co. Ltd.	460,839
27,000	Yuken Kogyo Co. Ltd.	44,915
2,700	Yumeshin Holdings Co. Ltd.	15,987
57,000	Yurtec Corp.	423,214
8,000	Yusen Logistics Co. Ltd.	97,594
900	Yushiro Chemical Industry Co. Ltd.	10,480
2,700	Zenkoku Hosho Co. Ltd.	99,981
2,400	Zenrin Co. Ltd.	53,120
14,300	Zensho Holdings Co. Ltd.	186,948
120,000	Zeon Corp.	889,850
1,500	ZERIA Pharmaceutical Co. Ltd.	19,455
4,000	Zojirushi Corp.	62,293
2,400	Zuken, Inc.	24,451
		416,148,894
JERSEY CHANNEL ISLANDS — 0.0%
400,611	Centamin Plc	707,694
51,777	Phoenix Group Holdings	650,626
7,146	Randgold Resources Ltd.	706,884
		2,065,204
LUXEMBOURG — 0.3%
22,999	APERAM SA	903,954
53,621	d’Amico International Shipping SA(d)	27,249
3,069	Eurofins Scientific SE(c)	1,138,769
18,670	Grand City Properties SA	412,385
49,500	L’Occitane International SA	95,466
10,810	Millicom International Cellular SA - SDR	624,603
18,520	Orion Engineered Carbons SA	263,354
100,579	Regus Plc	429,715
207,034	Stabilus SA(c)(d)	10,347,907
		14,243,402
MALAYSIA — 0.4%
75,100	Aeon Co. (M) Berhad	54,213
314,490	Affin Holdings Berhad	186,770
96,700	AirAsia Berhad	47,032
320,200	Alliance Financial Group Berhad	327,864
64,700	Ammb Holdings BHD	75,026
20,100	Amway Malaysia Holdings Berhad	48,983
Shares		Value
MALAYSIA (continued)
1,127,600	APM Automotive Holdings Berhad(c)	$1,125,724
32,700	Batu Kawan Berhad	150,672
95,933	Berjaya Assets Berhad	19,646
327,300	Berjaya Corp. Berhad	32,257
19,519	Berjaya Sports Toto Berhad	15,189
57,200	BIMB Holdings Berhad	56,373
486,500	Bintulu Port Holdings Berhad(c)	853,072
320,004	Boustead Holdings Berhad	318,652
46,400	Bursa Malaysia Berhad	99,891
60,400	Cahya Mata Sarawak Berhad	59,372
20,200	Carlsberg Brewery-Malaysia Berhad	69,807
98,060	CB Industrial Product Holding Berhad	56,479
3,350	Dayang Enterprise Holdings Berhad	1,123
7,212,586	Dialog Group Berhad	2,935,623
234,500	DRB-Hicom Berhad	58,227
264,574	Eastern & Oriental Berhad(d)	103,622
148,050	Evergreen Fibreboard Berhad	40,930
55,400	Felda Global Ventures Holdings BHD	20,563
26,200	Genting Plantations Berhad	71,762
23,300	Globetronics Technology Berhad	20,398
75,000	Glomac Berhad	15,647
41,100	GuocoLand Malaysia Berhad	13,046
389,180	HAP Seng Consolidated Berhad	763,118
93,500	Hap Seng Plantations Holdings Berhad	57,203
2,712,360	Hartalega Holdings Berhad	2,978,632
31,600	Heineken Malaysia Berhad	121,660
19,992	Hock Seng LEE Berhad	9,314
50,200	Hong Leong Industries Berhad	94,579
34,033	Hua Yang Berhad	15,681
21,720	Hume Industries Berhad	17,236
550,980	IJM Corp. Berhad	486,594
36,700	IJM Plantations Berhad	32,881
73,827	Inari Amertron Berhad	51,593
9,300	Jaya Tiasa Holdings Berhad	3,214
134,000	JCY International Berhad	22,639
59,079	K&N Kenanga Holdings Berhad	7,486
61,700	Keck Seng (Malaysia) Berhad	79,445
45,100	Kian JOO CAN Factory Berhad(d)	37,521
1,976,800	KKB Engineering Berhad(c)	824,826
11,800	KLCCP Stapled Group	21,779
310,080	KNM Group Berhad(d)	37,703
21,600	Kossan Rubber Industries	33,175
1,888,888	KPJ Healthcare Berhad	2,045,308
181,574	KSL Holdings Berhad	58,100
122,700	Kulim Malaysia Berhad(d)	124,380
35,950	Kumpulan Fima Berhad	17,301
102,500	Kumpulan Perangsang Selangor Berhad	27,813

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
MALAYSIA (continued)
15,000	Lafarge Malaysia Berhad	$33,636
187,300	Land & General Berhad	16,302
157,800	Landmarks Berhad(d)	36,961
34,400	LBS Bina Group Berhad	14,001
79,000	Lingkaran Trans Kota Holdings Berhad	107,180
17,100	LPI Capital Berhad	67,061
214,257	Lynas Corp. Ltd.(d)	12,218
62,600	Magnum Berhad	38,940
542,073	Mah Sing Group Berhad	202,592
73,050	Malayan Flour Mills Berhad	23,001
71,823	Malaysia Airports Holdings Berhad	123,183
111,780	Malaysia Building Society Berhad	37,197
27,400	Malaysian Pacific Industries Berhad	51,903
291,250	Malaysian Resources Corp. Berhad	90,212
37,180	MBM Resources Berhad	20,653
12,100	Media Prima Berhad	4,367
18,700	Mega First Corp. Berhad	8,377
81,000	MKH Berhad	52,459
355,200	MMC Corp. Berhad	190,943
45,500	MNRB Holdings Berhad(d)	35,175
22,700	Muhibbah Engineering M Berhad	13,655
579,100	Mulpha International Berhad(d)	44,472
71,200	My EG Services Berhad	36,634
31,800	Naim Holdings Berhad	18,641
376,400	Nam Cheong Ltd.(d)	25,189
3,100	Nestle Malaysia Berhad	59,500
87,100	Oriental Holdings Berhad	154,958
275,390	OSK Holdings Berhad	116,317
30,500	Padini Holdings Berhad	17,098
71,912	Pantech Group Holdings Berhad	10,401
107,600	POS Malaysia Berhad	79,877
111,200	Press Metal Berhad	83,404
48,600	Protasco Berhad	21,149
2,848,900	QL Resources Berhad	3,186,917
514,700	SapuraKencana Petroleum Berhad	217,395
19,800	Sarawak Oil Palms Berhad	22,352
7,600	Scientex Berhad	24,318
2,300	Selangor Properties Berhad	2,944
51,400	Shangri-La Hotels (Malaysia) Berhad	74,867
6,100	Shell Refining Co. Federation of Malaya Berhad(d)	4,809
149,660	Sunway Berhad	119,912
14,966	Sunway Construction Group Berhad	6,206
21,100	Supermax Corp. Berhad	14,043
27,000	Syarikat Takaful Malaysia Berhad	27,439
25,364	Ta Ann Holdings Berhad	31,100
Shares		Value
MALAYSIA (continued)
269,700	TA Enterprise Berhad	$37,971
195,360	TA Global Berhad	12,002
126,800	TAN Chong Motor Holdings Berhad	72,383
211,200	TDM Berhad	38,656
54,040	TH Plantations Berhad	16,738
20,860	Time dotCom Berhad	39,408
17,800	Tiong NAM Logistics Holdings	5,832
105,720	Top Glove Corp. Berhad	134,230
157,116	Tropicana Corp. Berhad	40,219
43,600	TSH Resources Berhad	22,657
41,800	UEM Edgenta Berhad	40,446
120,408	UEM Sunrise Berhad	31,439
12,100	UMW Holdings Berhad	20,319
167,600	Unisem M Berhad	94,815
15,000	United Malacca Berhad	22,885
31,900	United Plantations Berhad	218,846
142,300	VS Industry Berhad	44,076
95,155	Wah Seong Corp. Berhad	18,390
117,038	WCT Holdings Berhad	49,134
3,401,950	Wellcall Holdings Berhad(c)	2,098,733
36,900	WTK Holdings Berhad	11,335
47,600	Yinson Holdings Berhad	33,630
34,468	YNH Property Berhad(d)	17,382
25,600	Zhulian Corp. Berhad	9,633
		23,558,261
MALTA — 0.0%
4,778	Tiso Blackstar Group SE	3,004
34,973	Unibet Group Plc - SDR	394,567
		397,571
MARTINIQUE — 0.0%
100,000	MGM China Holdings Ltd.	140,520
MEXICO — 0.4%
10,100	Alpek SAB de CV	16,925
35,265	Alsea SAB de CV	135,180
2,313,700	Asesor de Activos Prisma SAPI de CV REIT(c)	1,889,459
203,861	Axtel SAB de CV - CPO Units(d)	90,765
27,586	Banregio Grupo Financiero SAB de CV	165,632
2,584	Bio Pappel SAB de CV(d)	3,331
1,166,800	Bolsa Mexicana de Valores SAB de CV	1,934,872
155,625	Consorcio ARA SAB de CV	60,876
1,887,370	Corp Inmobiliaria Vesta SAB de CV	3,071,632
800	Corp. Actinver SAB de CV	670
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(c)(d)	57,511
27,300	Corp. Moctezuma SAB de CV	92,033
2,674,900	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(c)	2,580,892

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
MEXICO (continued)
43,027	Fibra Uno Administracion SA de CV REIT	$102,212
5,418	Fresnillo Plc	88,111
121,017	Genomma Lab Internacional SAB de CV - Class B(d)	132,942
36,469	Gruma SAB de CV - Series B	531,583
29,269	Grupo Aeromexico SAB de CV(d)	66,773
47,113	Grupo Aeroportuario del Centro Norte SAB de CV	273,182
248,952	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,350,658
92,763	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,428,595
120,492	Grupo Cementos de Chihuahua SAB de CV	353,675
45,878	Grupo Comercial Chedraui SA de CV	129,837
53,661	Grupo Famsa SAB de CV - Class A(d)	40,703
12,100	Grupo Financiero Interacciones SA de CV	68,508
46,057	Grupo Herdez SAB de CV	101,325
57,500	Grupo Industrial Maseca SAB de CV - Series B	75,900
12,400	Grupo Industrial Saltillo SAB de CV	23,417
17,079	Grupo KUO SAB de CV - Series B	32,759
15,920	Grupo Simec SAB de CV - Series B(d)	53,049
19,508	Grupo Sports World SAB de CV(d)	21,544
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(d)	363,807
49,176	Industrias Bachoco SAB de CV - Series B	206,083
158,336	Industrias CH SAB de CV - Series B(d)	659,494
9,200	Infraestructura Energetica Nova SAB de CV	35,886
110,913	Kimberly-Clark de Mexico SAB de CV - Class A	263,670
140,111	La Comer Sab de CV(d)	146,588
1,911,000	Macquarie Mexico Real Estate Management SA de CV REIT	2,654,683
100	Medica Sur SAB de CV - Series B	232
33,400	Megacable Holdings SAB de CV - CPO Shares	154,453
349,076	Mexichem SAB de CV	881,787
83,226	OHL Mexico SAB de CV(d)	136,754
53,106	Organizacion Cultiba SAB de CV	73,464
130,899	Organizacion Soriana SAB de CV - Series B(d)	315,062
Shares		Value
MEXICO (continued)
26,195	Promotora y Operadora de Infraestructura SAB de CV	$332,084
23,143	Qualitas Controladora SAB de CV - Class I(d)	30,952
67,123	Urbi Desarrollos Urbanos SAB de CV(c)(d)	5
4,415	Vitro SAB de CV - Series A	15,243
		22,244,798
MONACO — 0.0%
12,500	Endeavour Mining Corp.(d)	168,267
MONGOLIA — 0.0%
317,500	Mongolian Mining Corp.(d)	2,783
NETHERLANDS — 0.7%
40,727	Aalberts Industries NV	1,395,310
7,272	Accell Group NV	154,088
17,270	Aercap Holdings NV	690,973
42,895	AMG Advanced Metallurgical Group NV	467,104
16,115	Amsterdam Commodities NV	435,388
25,264	Arcadis NV	432,628
11,197	ASM International NV	456,755
16,840	Avg Technologies NV(d)	333,431
4,808	BE Semiconductor Industries NV	144,848
12,481	Beter Bed Holding NV	302,979
39,064	BinckBank NV	229,959
145,274	Boskalis Westminster	6,055,856
15,616	Brunel International NV	351,991
6,490	Cimpress NV(d)	570,276
4,038	Corbion NV	103,063
3,276	Delta Lloyd NV	16,708
8,680	Euronext NV(c)	366,752
8,757	Fugro NV(d)	178,184
19,789	Gemalto NV	1,287,060
9,850	GrandVision NV	270,691
3,874	Heijmans NV - CVA(d)	36,508
654	Hunter Douglas NV	32,950
3,654	KAS Bank NV - CVA	38,037
14,457	Kendrion NV	354,423
35,275	Koninklijke BAM Groep NV	169,848
19,016	Koninklijke DSM NV	1,166,236
12,374	Koninklijke Vopak NV	672,244
431	Nederland Apparatenfabriek	15,050
32,930	Nn Group NV	1,141,004
13,255	Ordina NV(d)	20,095
101,030	PostNL NV(d)	441,917
27,537	PostNL NV(d)	120,450
278,449	QIAGEN NV(c)(d)	6,239,691
22,710	Randstad Holding NV	1,219,728
199,725	Refresco Gerber NV(d)	3,698,018
99,492	SBM Offshore NV	1,332,340
10,543	Sligro Food Group NV	420,479
86,230	SNS REAAL NV(b)(c)(d)	0
18,447	TKH Group NV	728,738
26,513	TNT Express NV(d)	240,655

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
NETHERLANDS (continued)
11,780	TomTom NV(d)	$107,303
25,705	USG People NV	512,440
12,798	Wessanen	132,168
79,979	Wolters Kluwer NV	3,043,675
		36,128,041
NEW ZEALAND — 0.7%
7,184	a2 Milk Co. Ltd.(d)	8,879
328,864	Air New Zealand Ltd.	564,889
3,329,297	Auckland International Airport Ltd.	14,296,813
44,374	Chorus Ltd.	123,937
165,250	Contact Energy Ltd.	586,161
19,426	Ebos Group Ltd.	216,485
94,067	Fisher & Paykel Healthcare Corp. Ltd.	600,994
108,883	Fletcher Building Ltd.	634,071
23,408	Freightways Ltd.	108,202
34,123	Genesis Energy Ltd.	48,963
53,576	Heartland Bank Ltd.	45,265
36,913	Infratil Ltd.	83,510
52,582	Kathmandu Holdings Ltd.	58,378
70,342	Kiwi Property Group Ltd. REIT	72,692
22,834	Mainfreight Ltd.	261,320
28,706	Metlifecare Ltd.	104,830
3,821,166	Mighty River Power Ltd.	8,057,762
39,566	New Zealand Oil & Gas Ltd.(d)	13,399
16,304	New Zealand Refining Co. Ltd. (The)	34,039
121,885	Nuplex Industries Ltd.	448,510
45,243	NZX Ltd.	31,907
73,491	PGG Wrightson Ltd.	21,039
80,140	Pike River Coal Ltd.(b)(c)(d)	0
45,304	Port of Tauranga Ltd.	591,864
19,670	Restaurant Brands New Zealand Ltd.	69,360
29,633	Ryman Healthcare Ltd.	184,773
15,128	Sanford Ltd.	63,379
74,844	Skellerup Holdings Ltd.	68,983
182,421	SKY Network Television Ltd.	678,912
1,623,057	SKYCITY Entertainment Group Ltd.	5,541,843
415,362	Spark New Zealand Ltd.	1,076,000
55,636	Summerset Group Holdings Ltd.	172,485
47,121	Tower Ltd.	59,224
82,337	Trade Me Group Ltd.	262,163
29,035	TrustPower Ltd.	157,121
25,065	Vector Ltd.	58,631
43,509	Warehouse Group Ltd. (The)	83,849
		35,490,632
NORWAY — 0.1%
57,584	ABG Sundal Collier Holding ASA	40,192
1,087	AF Gruppen ASA	17,819
9,669	Aker ASA - Class A	199,340
Shares		Value
NORWAY (continued)
25,444	Aker Solutions ASA(d)	$35,392
458	American Shipping Co. ASA	1,564
18,135	Atea ASA	170,047
41,175	Austevoll Seafood ASA	346,455
3,350	Bonheur ASA	24,131
68,000	BW Offshore Ltd.	14,864
13,163	Det Norske Oljeselskap ASA(d)	117,541
77,998	DNO ASA(d)	90,040
5,301	Ekornes ASA	61,886
733	Farstad Shipping ASA	1,183
7,368	Fred Olsen Energy ASA(d)	31,936
2,000	Ganger Rolf ASA	11,500
7,433	Grieg Seafood ASA	36,741
14,061	Hexagon Composites ASA(d)	42,959
4,846	Hoegh LNG Holdings Ltd.	56,574
194,372	Kongsberg Automotive ASA(d)	157,152
5,470	Kongsberg Gruppen ASA	91,712
4,182	Leroy Seafood Group ASA	204,118
10,381	Nordic Semiconductor ASA(d)	60,402
23,394	Opera Software ASA	191,177
3,645	Petroleum Geo-Services ASA	12,897
42,479	ProSafe SE	25,693
1,113	Protector Forsikring ASA	10,886
12,159	Salmar ASA	302,018
5,087	Sevan Marine ASA(d)	12,446
6,632	Solstad Offshore ASA	12,849
29,923	SpareBank 1 SMN	183,956
12,056	SpareBank 1 SR-Bank ASA	58,844
129,366	Storebrand ASA(d)	547,711
37,647	TGS Nopec Geophysical Co. ASA	629,799
26,311	Tomra Systems ASA	305,530
23,900	Vard Holdings Ltd.(d)	3,234
12,901	Veidekke ASA	177,048
3,880	Wilh Wilhelmsen Holding ASA	72,763
		4,360,399
PERU — 0.1%
1,162,608	Alicorp SA	2,204,617
2,502,418	Ferreycorp SAA	1,310,087
		3,514,704
PHILIPPINES — 0.2%
118,300	Alliance Global Group, Inc.	36,584
23,966	Belle Corp.	1,554
19,250	Cebu Air, Inc.	36,540
114,843	China Banking Corp.	94,299
1,776,466	Concepcion Industrial Corp.(c)	1,818,616
14,442,100	D&L Industries, Inc.	2,772,144
72,800	EEI Corp.	11,257
726,600	Energy Development Corp.	91,275
2,062,375	Filinvest Land, Inc.	80,494
86,000	First Gen Corp.	37,142
123,070	First Philippine Holdings Corp.	174,811
14,287,500	GMA Holdings, Inc. - PDR(c)	2,072,087
1,274,700	Lopez Holdings Corp.	198,732

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
PHILIPPINES (continued)
3,657,300	Manila Water Co., Inc.	$2,164,544
4,702,696	Megaworld Corp.	378,121
443,500	Metro Pacific Investments Corp.	54,861
623,000	Pepsi-Cola Products Philippines, Inc.	49,295
46,900	Petron Corp.	10,663
39,900	Puregold Price Club, Inc.	34,209
75,400	Rizal Commercial Banking Corp.	49,851
420,000	Robinsons Land Corp.	242,751
19,800	San Miguel Corp.	28,293
64,281	Security Bank Corp.	233,064
34,010	Semirara Mining & Power Corp.	92,120
6	Top Frontier Investment Holdings, Inc.(d)	18
161,290	Union Bank of Philippines, Inc.	198,484
729,800	Vista Land & Lifescapes, Inc.	74,712
		11,036,521
POLAND — 0.1%
1,192	Alior Bank SA(d)	21,554
1,432	AmRest Holdings SE(d)	83,850
25,202	Asseco Poland SA	382,294
6,541	Bank Handlowy w Warszawie SA	126,829
41,005	Bank Millennium SA(d)	53,714
37,571	Boryszew SA	49,807
2,395	Budimex SA	122,356
683	CCC SA	30,420
2,131	CD Projekt Red SA(d)	14,209
10,830	Ciech SA(d)	200,884
1,000	Dom Development SA	15,195
40,455	Enea SA(d)	125,066
13,280	Eurocash SA	189,617
5,542	Farmacol SA(d)	62,071
125,804	Getin Holding SA(d)	37,574
230,777	Getin Noble Bank SA(d)	30,835
10,371	Grupa Azoty SA(d)	236,115
119	Grupa Azoty Zaklady Chemiczne Police SA	779
2,931	Grupa Kety SA	252,635
21,247	Grupa Lotos SA(d)	165,213
4,256	Impexmetal SA(d)	3,077
2,075	Inter Cars SA	129,329
155	LPP SA	228,643
1,171	Lubelski Wegiel Bogdanka SA	14,020
146,043	Netia SA	193,222
32,745	Orange Polska SA	53,360
9,643	Orbis SA	153,603
1,623	Pelion SA	21,771
46,907	Synthos SA	50,017
884	Warsaw Stock Exchange	8,736
		3,056,795
PORTUGAL — 0.1%
16,720	Altri SGPS SA	65,171
Shares		Value
PORTUGAL (continued)
31,522	Banco BPI SA(d)	$39,487
4,464,593	Banco Comercial Portugues SA(d)	197,842
1,231,589	Banco Espirito Santo SA(b)(c)(d)	0
2,336	Corticeira Amorim SGPS SA	16,381
21,040	Ctt-Correios de Portugal SA	194,374
58,922	Galp Energia SGPS SA	809,290
31,264	Jeronimo Martins SGPS SA	511,568
22,362	Mota-Engil SGPS SA	46,295
65,648	Navigator Co. SA (The)	234,156
109,899	NOS SGPS SA	788,391
119,269	REN - Redes Energeticas Nacionais SGPS SA	357,949
291,274	Sonae SGPS SA	323,519
11,475	Teixeira Duarte SA	2,970
		3,587,393
SINGAPORE — 1.2%
23,000	Abterra Ltd.(c)(d)	5,558
2,373,000	Ascendas India Trust - Unit	1,685,106
7,657,800	Ascendas Real Estate Investment Trust	14,007,650
155,400	ASL Marine Holdings Ltd.	30,043
7,400	Bonvests Holdings Ltd.	6,603
25,598	Boustead Projects Ltd.(d)	12,277
48,229	Boustead Singapore Ltd.	27,972
16,000	Breadtalk Group Ltd.	13,027
43,000	Bukit Sembawang Estates Ltd.	142,284
50,961	Cape Plc	171,076
9,845,500	CapitaLand Mall Trust REIT	15,154,244
42,000	China Aviation Oil Singapore Corp. Ltd.	27,170
203,700	China Merchants Holdings Pacific Ltd.	129,504
161,400	Chip Eng Seng Corp. Ltd.	85,210
161,000	Cosco Corp. Singapore Ltd.	40,703
56,000	CSE Global Ltd.	17,905
156,000	CW Group Holdings Ltd.	46,256
65,300	CWT Ltd.	100,510
15,600	Eu Yan Sang International Ltd.	6,264
405,720	Ezion Holdings Ltd.(d)	165,926
575,582	Ezra Holdings Ltd.(d)	43,655
130,121	Far East Orchard Ltd.	160,130
73,900	First Resources Ltd.	104,680
183,000	FJ Benjamin Holdings Ltd.(d)	10,886
164,000	Fragrance Group Ltd.	21,463
15,000	Frasers Centrepoint Ltd.	18,627
111,000	Gallant Venture Ltd.(d)	17,333
59,100	GL Ltd.	40,210
52,560	Global Premium Hotels Ltd.(d)	11,920
12,000	GMG Global Ltd.(d)	5,443
58,000	GP Industries Ltd.	27,386
48,960	GSH Corp. Ltd.	8,919
118,666	Guocoland Ltd.	163,239
21,000	Hanwell Holdings Ltd.(d)	3,982

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
SINGAPORE (continued)
32,000	Hiap Hoe Ltd.	$16,537
66,600	Ho Bee Land Ltd.	109,444
285,340	Hong Fok Corp. Ltd.	153,825
131,000	Hong Leong Asia Ltd.	75,492
9,000	Hour Glass Ltd. (The)	5,019
271,000	Hutchison Port Holdings Trust - Units	120,595
3,654,400	Hyflux Ltd.	1,684,744
186,000	Indofood Agri Resources Ltd.	73,993
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
60,800	K1 Ventures Ltd.	39,784
27,378	Keppel Infrastructure Trust	9,975
10,000	Keppel Telecommunications & Transportation Ltd.	10,075
166,600	Lian Beng Group Ltd.	58,843
42,000	Low Keng Huat Singapore Ltd.	19,987
75,000	Lum Chang Holdings Ltd.	20,077
39,000	M1 Ltd.	71,629
289,800	Metro Holdings Ltd.	217,644
308,000	Midas Holdings Ltd.	65,271
308,700	Neptune Orient Lines Ltd.(d)	294,962
214,300	Olam International Ltd.	262,925
59,000	OSIM International Ltd.	60,981
33,750	Otto Marine Ltd.(d)	4,894
79,300	OUE Ltd.	98,473
66,000	Oxley Holdings Ltd.	21,593
21,000	Pan-United Corp. Ltd.	10,462
340,200	Penguin International Ltd.	31,874
63,500	Petra Foods Ltd.	122,765
100,770	QAF Ltd.	81,299
176,250	Raffles Education Corp. Ltd.	28,832
31,629	Raffles Medical Group Ltd.	110,537
20,100	Religare Health Trust - Units	15,394
199,000	Rickmers Maritime - Units	14,945
93,000	Rotary Engineering Ltd.	26,970
217,500	Roxy-Pacific Holdings Ltd.	77,629
4,467,000	SATS Ltd.	13,618,396
96,700	Sembcorp Industries Ltd.	207,802
158,600	Sembcorp Marine Ltd.	196,945
97,000	Sheng Siong Group Ltd.	64,193
44,500	SHS Holdings Ltd.	8,934
4,430,500	SIA Engineering Co. Ltd.(c)	12,485,850
100,500	Sim Lian Group Ltd.	59,410
592,000	Sinarmas Land Ltd.	206,893
148,400	Singapore Post Ltd.	173,245
47,300	Singapore Press Holdings Ltd.	142,795
174,000	Singapore Reinsurance Corp. Ltd.	40,109
63,000	SMRT Corp. Ltd.	71,673
458,000	Stamford Land Corp. Ltd.	177,090
31,300	StarHub Ltd.	77,037
36,600	Sunningdale Tech Ltd.	31,297
82,000	Super Group Ltd.	59,144
7,000	Tat Hong Holdings Ltd.	3,123
Shares		Value
SINGAPORE (continued)
54,000	Technovator International Ltd.(d)	$27,568
66,500	Tiong Woon Corp Holding Ltd.	11,126
378,314	Tuan Sing Holdings Ltd.	90,018
42,550	UMS Holdings Ltd.	19,616
220,554	United Engineers Ltd.	383,758
401,116	United Industrial Corp. Ltd.	864,956
219,657	UOB-Kay Hian Holdings Ltd.	225,398
87,611	UOL Group Ltd.	399,994
26,900	Venture Corp. Ltd.	167,419
156,229	Vibrant Group Ltd.	38,336
190,612	Wheelock Properties (Singapore) Ltd.	220,398
71,620	Wing Tai Holdings Ltd.	99,853
1,436	XP Power Ltd.	35,250
97,000	Yongnam Holdings Ltd.(d)	25,244
		66,763,500
SOUTH AFRICA — 0.4%
11,472	Adcock Ingram Holdings Ltd.	33,847
111,347	Advtech Ltd.	108,725
54,174	Aeci Ltd.	365,682
109,566	African Bank Investments Ltd.(b)(c)(d)	447
76,288	AngloGold Ashanti Ltd.(d)	1,211,155
6,924	Astral Foods Ltd.	62,950
25,834	AVI Ltd.	160,210
38,884	Barloworld Ltd.	224,859
28,795	Blue Label Telecoms Ltd.	31,798
3,151	Cashbuild Ltd.	76,818
16,438	Caxton and CTP Publishers and Printers Ltd.	15,577
4,704	City Lodge Hotels Ltd.	50,740
326,090	Clicks Group Ltd.	2,381,664
1,776	Consolidated Infrastructure Group Ltd.(d)	3,730
28,204	Coronation Fund Managers Ltd.	146,674
40,384	DataTec Ltd.	127,519
4,599	Distell Group Ltd.	51,368
165,998	EOH Holdings Ltd.	1,615,639
1,244	Famous Brands Ltd.	9,919
19,905	Foschini Group Ltd. (The)	213,449
293,909	Gold Fields Ltd.	1,335,420
7,837	Grand Parade Investments Ltd.(d)	2,048
63,300	Grindrod Ltd.	63,632
14,272	Growthpoint Properties Ltd.	25,215
71,271	Harmony Gold Mining Co. Ltd.(d)	252,085
7,349	Hudaco Industries Ltd.	58,388
14,135	Hyprop Investments Ltd.	122,005
67,405	Imperial Holdings Ltd.	705,668
150,964	Investec Plc	1,153,643
164	Invicta Holdings Ltd.	626
8,718	JSE Ltd.	101,056
33,715	KAP Industrial Holdings Ltd.	14,921

43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
SOUTH AFRICA (continued)
13,417	Lewis Group Ltd.	$45,250
25,495	Liberty Holdings Ltd.	250,558
67,214	Life Healthcare Group Holdings Ltd.	176,543
20,504	Metair Investments Ltd.	31,976
271,218	MMI Holdings Ltd.	450,974
69,886	Mondi Plc	1,335,655
24,133	Mpact Ltd.	78,747
30,760	Mr Price Group Ltd.	390,743
42,526	Nampak Ltd.	72,772
67,640	Netcare Ltd.	172,292
45,409	Northam Platinum Ltd.(d)	154,742
196,458	Oceana Group Ltd.	1,660,928
10,702	Omnia Holdings Ltd.	105,063
42,192	Peregrine Holdings Ltd.	88,473
6,311	Petra Diamonds Ltd.	10,881
17,069	Pick’n Pay Stores Ltd.	88,575
12,372	Pioneer Foods Group Ltd.	144,524
4,870	PPC Ltd.	5,132
10,839	PSG Group Ltd.	151,332
22,032	Redefine Properties Ltd. REIT	19,021
18,485	Resilient REIT Ltd.	176,471
12,269	Reunert Ltd.	61,659
5,166	Santam Ltd.	85,224
155,870	Sappi Ltd.(d)	675,589
300,480	Sibanye Gold Ltd.	1,131,398
23,216	Spar Group Ltd. (The)	346,970
4,194	Sun International Ltd.	22,686
159,288	Super Group Ltd.(d)	460,344
104,458	Telkom SA SOC Ltd.	415,917
4,245	Tiger Brands Ltd.	105,012
7,382	Tongaat Hulett Ltd.	61,041
24,146	Trencor Ltd.	76,160
56,894	Truworths International Ltd.	424,889
48,096	Tsogo Sun Holdings Ltd.	89,940
3,138	Wilson Bayly Holmes-Ovcon Ltd.	26,783
		20,321,741
SOUTH KOREA — 0.8%
416	Aekyung Petrochemical Co. Ltd.	22,125
1,398	AfreecaTV Co. Ltd.	35,582
821	AJ Rent A Car Co. Ltd.(d)	7,782
1,228	AK Holdings, Inc.	64,666
1,630	Amotech Co. Ltd.(d)	28,111
1,619	Anapass, Inc.	21,953
61	Asia Cement Co. Ltd.	5,782
299	ASIA Holdings Co. Ltd.	30,572
612	Asia Paper Manufacturing Co. Ltd.(d)	9,668
12,631	Asiana Airlines, Inc.(d)	52,989
2,934	Baiksan Co. Ltd.	17,768
1,005	Binggrae Co. Ltd.	60,155
642	Bioland Ltd.	13,298
104,993	BNK Financial Group, Inc.	856,051
Shares		Value
SOUTH KOREA (continued)
666	Boryung Pharmaceutical Co. Ltd.	$32,908
1,745	Bukwang Pharmaceutical Co. Ltd.	43,571
2,010	Byucksan Corp.	15,983
3,199	Chabiotech Co. Ltd.(d)	39,728
7,205	Cheil Worldwide, Inc.	106,235
190	Chongkundang Holdings Corp.	14,758
73	Chosun Refractories Co. Ltd.	5,862
624	CJ CGV Co. Ltd.	62,707
1,614	CJ CheilJedang Corp.	538,283
4,840	CJ E&M Corp.	285,880
160	Cj Freshway Corp.	7,611
725	CJ Korea Express Corp.(d)	123,760
187	CJ O Shopping Co. Ltd.	32,791
930	CKD Bio Corp.	21,956
1,263	Com2uSCorp(d)	143,437
270	Cosmax BTI, Inc.	12,536
75	Crown Confectionery Co. Ltd.(b)	32,583
2,180	Dae Dong Industrial Co. Ltd.	14,732
16,020	Dae Won Kang Up Co. Ltd.	69,738
8,001	Daeduck Electronics Co.	53,368
3,310	Daeduck GDS Co. Ltd.	35,877
1,201	Daehan Steel Co. Ltd.	12,491
3,830	Dae-Il Corp.(d)	30,085
9,113	Daelim Industrial Co. Ltd.	725,425
3,639	Daesang Corp.	91,342
3,927	Daesang Holdings Co. Ltd.	47,390
2,180	Daesung Holdings Co. Ltd.	18,999
3,074	Daewon San Up Co. Ltd.	18,562
18,818	Daewoo Engineering & Construction Co. Ltd.(d)	104,875
33,769	Daewoo Securities Co. Ltd.	245,102
9,121	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(d)	44,188
496	Daewoong Co. Ltd.	25,640
513	Daewoong Pharmaceutical Co. Ltd.	40,476
7,916	Daishin Securities Co. Ltd.	82,675
1,845	Dasan Networks, Inc.(d)	12,355
3,650	Dayou Automotive Seat Technology Co. Ltd.	7,496
1,102	DCM Corp.	10,494
39,722	DGB Financial Group, Inc.	319,686
1,248	Dio Corp(d)	59,695
1,360	Dong Ah Tire & Rubber Co. Ltd.	33,660
151	Dong-A Socio Holdings Co. Ltd.	24,650
144	Dong-A ST Co. Ltd.	18,073
1,950	Dong-Ah Geological Engineering Co. Ltd.	14,017
3,534	Dongbu HiTek Co. Ltd.(d)	60,327
13,634	Dongbu Insurance Co. Ltd.	838,813
905	Dongbu Securities Co. Ltd.(d)	3,165
791	Dong-IL Corp.	43,944

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
288	Dongil Industries Co. Ltd.	$14,938
10,139	Dongjin Semichem Co. Ltd.	54,281
665	DongKook Pharmaceutical Co. Ltd.	37,528
2,076	Dongkuk Industries Co. Ltd.	8,591
10,327	Dongkuk Steel Mill Co. Ltd.(d)	86,466
694	Dongkuk Structures & Construction Co. Ltd.	3,368
3,480	Dongsuh Cos., Inc.	98,499
9,440	DONGSUNG Corp.	54,930
1,969	Dongwha Pharmaceutical Co. Ltd.	16,123
210	Dongwon F&B Co. Ltd.	54,186
267	Dongwon Industries Co. Ltd.	68,074
376	Dongwon Systems Corp.	26,037
221	Dongyang E&P, Inc.	2,909
2,018	Doosan Corp.	190,394
10,689	Doosan Heavy Industries & Construction Co. Ltd.	244,851
29,204	Doosan Infracore Co. Ltd.(d)	200,691
2,532	DRB Holding Co. Ltd.	27,444
1,797	Duzon Bizon Co. Ltd.	39,350
2,090	DY Corp.	12,033
156	e Tec E&C Ltd.	14,349
153	E1 Corp.	8,405
1,441	Eagon Industrial Ltd.	15,240
17,017	Easy Bio, Inc.	93,195
5,009	e-LITECOM Co. Ltd.	59,788
5,176	E-Mart Co. Ltd.	833,593
305	Eo Technics Co. Ltd.	30,355
7,062	Eugene Corp.	34,833
13,874	Eugene Investment & Securities Co. Ltd.(d)	33,242
3,243	Eugene Technology Co. Ltd.	40,843
4,964	Eusu Holdings Co. Ltd.	43,785
3,297	EVERDIGM Corp.	28,907
656	Fila Korea Ltd.	59,877
2,079	Fursys, Inc.	64,957
520	Gaon Cable Co. Ltd.	9,858
2,787	Global Display Co. Ltd.(d)	9,283
237	Golfzon Co. Ltd.	15,060
3,423	Grand Korea Leisure Co. Ltd.	86,672
289	Green Cross Corp.	43,880
2,348	Green Cross Holdings Corp.	72,538
9,764	GS Engineering & Construction Corp.(d)	265,652
2,304	GS Global Corp.(d)	6,734
17,541	GS Holdings Corp.	851,340
210	GS Home Shopping, Inc.	34,005
4,367	GS Retail Co. Ltd.	205,050
2,130	Halla Corp.(d)	9,310
4,637	Han Kuk Carbon Co. Ltd.	27,226
3,827	Hana Micron, Inc.	18,104
717	Hana Tour Service, Inc.	57,138
2,251	Hancom, Inc.	42,179
174	Handok, Inc.	6,032
Shares		Value
SOUTH KOREA (continued)
990	Handsome Co. Ltd.	$38,535
1,474	Hanil Cement Co. Ltd.	154,593
2,710	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(d)	13,034
1,969	Hanjin Kal Corp.	34,130
15,113	Hanjin Shipping Co. Ltd.(d)	25,202
1,870	Hanjin Transportation Co. Ltd.	61,546
90	Hankook Shell Oil Co. Ltd.	37,204
1,888	Hankook Tire Co. Ltd.	87,987
680	Hankuk Paper Manufacturing Co. Ltd.	18,411
1,523	Hanmi Semiconductor Co. Ltd.	22,723
35,145	Hanon Systems	317,705
956	Hansae Co. Ltd.	43,210
1,879	Hansae Yes24 Holdings Co. Ltd.	34,466
1,840	Hansol Chemical Co. Ltd.	116,433
8,116	Hansol Holdings Co. Ltd.(d)	58,053
6,958	Hansol HomeDeco Co. Ltd.(d)	10,107
387	Hansol Logistics Co. Ltd.	1,009
1,202	Hansol Paper Co. Ltd.	26,057
287	Hanssem Co. Ltd.	48,110
20,200	Hanwha Chemical Corp.	445,875
18,918	Hanwha Corp.	627,611
195	Hanwha Galleria Timeworld Co. Ltd.	11,364
11,354	Hanwha General Insurance Co. Ltd.	80,716
9,373	Hanwha Investment & Securities Co. Ltd.(d)	28,381
1,369	Hanwha Techwin Co. Ltd.	50,103
3,343	Hanyang Eng Co. Ltd.	36,382
1,616	Hanyang Securities Co. Ltd.	10,949
4,708	Harim Holdings Co. Ltd.(d)	20,577
4,910	Heung-A Shipping Co. Ltd.	5,861
2,406	Hite Jinro Co. Ltd.	59,020
2,043	Hite Jinro Holdings Co. Ltd.	27,792
3,259	HMC Investment Securities Co. Ltd.	30,176
3,323	Hotel Shilla Co. Ltd.	213,776
5,644	Hs Industries CO Ltd.	30,662
700	HS R&A Co. Ltd.	25,649
4,768	Huchems Fine Chemical Corp.	84,321
2,950	Humax Co. Ltd.	34,305
1,193	Huons Co. Ltd.(b)	84,706
6,850	Huvis Corp.	51,162
62,741	Huvitz Co. Ltd.	996,676
26,495	Hy-Lok Corp.	661,561
7,624	Hyosung Corp.	819,677
3,447	Hyundai BNG Steel Co. Ltd.(d)	32,673
1,266	Hyundai C&F, Inc.	27,611
1,840	Hyundai Corp.	43,037
3,354	Hyundai Department Store Co. Ltd.	434,189

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
11,399	Hyundai Development Co-Engineering & Construction	$505,222
1,811	Hyundai Elevator Co. Ltd.(d)	91,869
26,096	Hyundai Engineering & Construction Co. Ltd.	920,712
4,090	Hyundai Engineering Plastics Co. Ltd.	35,286
3,301	Hyundai Greenfood Co. Ltd.	57,798
704	Hyundai Home Shopping Network Corp.	82,486
12,260	Hyundai Hy Communications & Network Co. Ltd.	39,812
755	Hyundai Livart Furniture Co. Ltd.	21,966
27,209	Hyundai Marine & Fire Insurance Co. Ltd.	759,388
22,357	Hyundai Securities Co. Ltd.	139,314
4,720	Hyundai Wia Corp.	400,169
878	Il Dong Pharmaceutical Co. Ltd.	21,769
2,212	Iljin Electric Co. Ltd.	10,658
2,696	Iljin Holdings Co. Ltd.	24,963
403	Ilshin Spinning Co. Ltd.	50,225
2,000	iMarketKorea, Inc.	29,753
1,599	InBody Co. Ltd.	62,731
4,561	Innox Corp.(d)	53,640
680	Intelligent Digital Integrated Security Co. Ltd.	10,683
1,997	Interflex Co. Ltd.(d)	20,156
13,496	Interpark Holdings Corp.	104,353
1,551	IS Dongseo Co. Ltd.	63,502
15,507	IsuPetasys Co. Ltd.	72,267
2,800	Jahwa Electronics Co. Ltd.	32,438
17,236	JB Financial Group Co. Ltd.	88,494
666	Jeil Pharmaceutical Co.	48,807
1,210	JW Pharmaceutical Corp.	42,319
1,030	Kangnam Jevisco Co. Ltd.	36,973
5,374	KB Capital Co. Ltd.	112,253
11,141	KB Insurance Co. Ltd.	303,117
1,853	KC Green Holdings Co. Ltd.	14,214
2,112	KC Tech Co. Ltd.	30,121
600	KCC Corp.	223,801
2,519	KEPCO Plant Service & Engineering Co. Ltd.	166,916
1,633	Keyang Electric Machinery Co. Ltd.	7,145
2,361	KG Chemical Corp.	33,051
2,369	KH Vatec Co. Ltd.	36,281
585	KISCO Corp.	26,955
2,233	Kishin Corp.	11,759
2,418	KISWIRE Ltd.	90,511
3,098	KIWOOM Securities Co. Ltd.	184,618
9,767	Koentec Co. Ltd.	22,330
1,319	Koh Young Technology, Inc.	48,620
193,971	Kolao Holdings	1,744,956
725	Kolon Corp.	37,414
Shares		Value
SOUTH KOREA (continued)
3,413	Kolon Industries, Inc.	$209,381
461	Kolon Life Science, Inc.	69,470
1,632	KONA I Co. Ltd.	29,363
2,126	Kook Soon Dang Brewery Co. Ltd.	12,781
3,069	Korea Circuit Co. Ltd.	28,417
809	Korea Electric Terminal Co. Ltd.	63,476
820	Korea Export Packaging Industrial Co. Ltd.	14,825
1,060	Korea Flange Co. Ltd.(d)	14,885
1,290	Korea Gas Corp.	46,929
15,405	Korea Investment Holdings Co. Ltd.	623,285
1,694	Korea Kolmar Co. Ltd.	129,644
602	Korea Kolmar Holdings Co. Ltd.	26,787
2,929	Korea Line Corp.(d)	45,758
668	Korea PetroChemical Ind Co. Ltd.	138,067
1,632	Korea United Pharm, Inc.	27,644
7,494	Korean Air Lines Co. Ltd.(d)	192,053
19,281	Korean Reinsurance Co.	225,063
2,714	Kortek Corp.	29,060
787	KPX Chemical Co. Ltd.	35,572
1,874	KT Skylife Co. Ltd.	26,645
1,913	Kukdo Chemical Co. Ltd.	110,307
3,137	Kumho Petrochemical Co. Ltd.	188,044
7,068	Kumho Tire Co., Inc.(d)	50,929
865	Kumkang Kind Co. Ltd.	40,919
5,317	Kwang Dong Pharmaceutical Co. Ltd.	47,832
4,902	Kyobo Securities Co. Ltd.	45,603
597	Kyung Dong Navien Co. Ltd.	20,225
101	Kyungbang Ltd.	15,424
5,351	Kyungchang Industrial Co. Ltd.	26,346
1,746	Kyungdong Pharm Co. Ltd.	26,970
2,833	Kyung-In Synthetic Corp.	10,294
894	Leadcorp Inc The	6,591
1,856	LEENO Industrial, Inc.	69,800
3,518	LF Corp.	79,505
907	LG Hausys Ltd.	119,405
3,281	LG Innotek Co. Ltd.	212,225
6,921	LG International Corp.	230,214
695	LG Life Sciences Ltd.(d)	41,905
71,227	LG Uplus Corp.	700,143
2,359	Lock & Lock Co. Ltd.	27,536
558	Loen Entertainment Inc(d)	37,905
319	Lotte Chilsung Beverage Co. Ltd.	551,545
1,316	LOTTE Fine Chemical Co. Ltd.	43,370
97	Lotte Food Co. Ltd.	69,809
1,405	LOTTE Himart Co. Ltd.	69,547
5,839	Lotte Non-Life Insurance Co. Ltd.(d)	14,861
1,441	LS Corp.	64,247
3,687	LS Industrial Systems Co. Ltd.	169,238

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
16,340	Macquarie Korea Infrastructure Fund	$121,467
48	Maeil Dairy Industry Co. Ltd.	1,959
1,025	Mando Corp.	169,574
815	Mando Corp.	40,485
6,405	Medy-Tox, Inc.	2,377,844
450	MegaStudyEdu Co. Ltd.	19,747
5,349	Meritz Financial Group, Inc.	59,386
20,522	Meritz Fire & Marine Insurance Co. Ltd.	290,881
135,059	Meritz Securities Co. Ltd.	427,912
44	Mi Chang Oil Industrial Co. Ltd.	3,267
19,450	Mirae Asset Securities Co. Ltd.	420,785
1,450	MK Electron Co. Ltd.	11,759
9,910	Moorim P&P Co. Ltd.	37,704
8,590	Motonic Corp.	75,768
1,053	Muhak Co. Ltd.	29,666
2,496	Namhae Chemical Corp.	21,621
1,118	NCSoft Corp.	224,699
1,538	Neowiz Games Corp.(d)	20,179
3,444	NEPES Corp.	23,093
2,303	Nexen Corp.(b)	163,316
6,177	Nexen Tire Corp.	78,880
18,756	NH Investment & Securities Co. Ltd.	163,790
1,316	NHN KCP Corp.	27,316
2,105	NICE Holdings Co. Ltd.	37,504
5,313	NICE Information Service Co. Ltd.	41,081
3,081	NK Co. Ltd.(d)	12,412
199	Nong Shim Holdings Co. Ltd.	25,761
280	NongShim Co. Ltd.	91,785
454	Noroo Holdings Co. Ltd.	8,288
2,740	NPC	17,964
3,910	OCI Co. Ltd.(d)	389,490
1,723	Osstem Implant Co. Ltd.(d)	108,273
131	Ottogi Corp.	93,933
15,507	Pan Ocean Co. Ltd.(d)	54,031
2,944	Pan-Pacific Co. Ltd.	14,418
1,530	PaperCorea, Inc.(d)	998
5,040	Paradise Co. Ltd.	76,746
4,829	Partron Co. Ltd.	47,256
9,216	Poongsan Corp.	257,618
1,399	Poongsan Holdings Corp.	55,253
3,440	POSCO Chemtech Co. Ltd.	36,833
13,431	Posco Daewoo Corp.	292,926
9,753	Posco ICT Co. Ltd.(d)	49,133
601	Posco M-Tech Co. Ltd.	1,651
5,547	Power Logics Co. Ltd.(d)	20,544
180	Pulmuone Co. Ltd.	28,357
134,562	Pyeong Hwa Automotive Co. Ltd.	1,517,572
3,651	S&T Dynamics Co. Ltd.	35,888
3,341	S&T Holdings Co. Ltd.	69,934
1,402	S&T Motiv Co. Ltd.	81,949
2,112	S-1 Corp.	172,571
Shares		Value
SOUTH KOREA (continued)
481	Sajo Industries Co. Ltd.(d)	$24,358
422	Sam Yung Trading Co. Ltd.	7,815
163	Samchully Co. Ltd.	15,379
1,716	SAMHWA Paints Industrial Co. Ltd.	19,052
5,492	Samick Musical Instruments Co. Ltd.	14,870
4,310	Samick THK Co. Ltd.	39,151
2,001	Samjin Pharmaceutical Co. Ltd.	48,120
250	Samkwang Glass Co. Ltd.	19,528
217	Samlip General Foods Co. Ltd.	40,566
5,104	Samsung Card Co. Ltd.	173,807
12,177	Samsung Electro-Mechanics Co. Ltd.	556,803
7,710	Samsung Engineering Co. Ltd.(d)	85,599
19,123	Samsung Heavy Industries Co. Ltd.(d)	179,582
10,766	Samsung Securities Co. Ltd.	372,284
318	Samyang Holdings Corp.	45,492
10,570	Savezone I&C Corp.	53,063
5,185	SBS Media Holdings Co. Ltd.	15,085
7,130	Seah Besteel Corp.	182,411
485	SeAH Holdings Corp.	59,380
1,408	SeAH Steel Corp.	102,690
2,045	Sebang Co. Ltd.	30,871
2,530	Sebang Global Battery Co. Ltd.	95,591
69,164	Seegene, Inc.(d)	2,127,609
5,490	Sejong Industrial Co. Ltd.	47,701
1,680	Sekonix CO Ltd.	25,951
877	Seobu T&D(d)	17,896
17,654	Seohan CO Ltd.	32,460
23,722	Seohee Construction Co. Ltd.(d)	25,192
5,420	Seoul Semiconductor Co. Ltd.	73,256
3,879	Seoyon Co. Ltd.	42,045
3,253	Sewon Cellontech Co. Ltd.(d)	10,164
520	Sewon Precision Industry Co. Ltd.	9,242
1,290	SFA Engineering Corp.	64,534
7,407	SFA Semicon Co. Ltd.(d)	16,187
3,125	Shin Poong Pharmaceutical Co. Ltd.(d)	17,910
2,335	Shinsegae Co. Ltd.	433,432
50	Shinsegae Information & Communication Co. Ltd.	3,949
176	Shinsegae International, Inc.	12,002
4,011	Shinsung Solar Energy Co. Ltd.(d)	6,055
22,990	Shinsung Tongsang Co. Ltd.(d)	33,192
15,480	Shinwon Corp.(d)	25,474
1,305	Silicon Works Co. Ltd.	36,536
1,338	Silla Co. Ltd.	20,315
1,760	SIMPAC, Inc.	7,816
1,888	SJM Co. Ltd.	12,428
1,334	SK Chemicals Co. Ltd.	85,117
1,906	SK Gas Ltd.	142,356

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
537	SK Materials Co. Ltd.	$55,991
9,924	SK Networks Co. Ltd.	59,140
39,972	SK Securities Co. Ltd.(d)	40,519
10,160	SKC Co. Ltd.	250,121
2,927	SL Corp.	40,974
1,102	SM Entertainment Co.(d)	39,654
3,825	Songwon Industrial Co. Ltd.	69,826
2,204	Soulbrain Co. Ltd.	84,144
4,675	Ssangyong Cement Industrial Co. Ltd.(d)	86,164
1,402	Suheung Co. Ltd.	56,540
4,811	Sung Kwang Bend Co. Ltd.	51,302
379	Sungchang Enterprise Holdings Ltd.(b)(c)	12,025
5,826	Sungshin Cement Co. Ltd.(d)	71,585
5,645	Sungwoo Hitech Co. Ltd.	46,125
214	Sunjin Co. Ltd.	5,559
73	Suprema HQ, Inc.(d)	549
67	Suprema Inc(d)	1,591
6,520	Tae Kyung Industrial Co. Ltd.	29,642
182	Taekwang Industrial Co. Ltd.	158,615
10,606	Taeyoung Engineering & Construction Co. Ltd.(d)	59,760
10,109	Tailim Packaging Industrial Co. Ltd.	27,681
772	TBH Global Co. Ltd. (The)(d)	7,927
16,250	TK Chemical Corp.(d)	32,802
3,460	TK Corp.	32,644
16,256	Tongyang Life Insurance Co. Ltd.	151,232
3,450	Tovis Co. Ltd.	29,552
1,049	TS Corp.	20,162
1,935	Unid Co. Ltd.	79,733
740	Value Added Technologies Co. Ltd.	25,004
719	Vieworks Co. Ltd.	31,804
1,916	Webzen Inc(d)	39,097
6,892	Wonik IPS Co. Ltd.(b)(c)(d)	67,142
3,529	Woongjin Thinkbig Co. Ltd.(d)	42,432
4,055	Y G-1 Co. Ltd.	38,258
1,080	YESCO Co. Ltd.	35,403
1,004	YG Entertainment, Inc.	37,714
9,270	Yoosung Enterprise Co. Ltd.	33,316
2,084	Youlchon Chemical Co. Ltd.	23,320
191	Young Poong Corp.	181,546
112	Young Poong Precision Corp.	904
3,086	Youngone Corp.	123,776
1,498	Youngone Holdings Co. Ltd.	84,537
454	Yuhan Corp.	116,349
		44,785,284
SPAIN — 0.7%
60,180	Abertis Infraestructuras SA	1,014,692
11,710	Acciona SA	937,798
19,655	Acerinox SA	232,150
Shares		Value
SPAIN (continued)
56,009	ACS Actividades de Construccion y Servicios SA	$1,851,853
12,110	Aena SA(d)	1,727,088
19,684	Almirall SA	323,439
7,200	Atresmedia Corp. de Medios de Comunicaion SA	93,739
1,856,547	Banco de Sabadell SA	3,548,043
32,113	Banco de Sabadell SA - New Issue Shares 2016(c)(d)	61,371
610,371	Banco Popular Espanol SA	1,659,908
757,400	Bankia SA	705,087
178,993	Bankinter SA	1,364,193
895	Baron de Ley(d)	104,942
17,990	Bolsas y Mercados Espanoles SHMSF SA	608,717
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
4,948	Cementos Portland Valderrivas SA(d)	34,448
11,410	Cia de Distribucion Integral Logista Holdings SA	251,372
14,653	Cie Automotive SA	264,513
452	Construcciones y Auxiliar de Ferrocarriles SA	146,989
7,750	Corp. Financiera Alba SA	317,873
197,780	Distribuidora Internacional de Alimentacion SA	1,097,469
8,393	Duro Felguera SA	15,088
25,642	Ebro Foods SA	581,064
88,525	EDP Renovaveis SA	690,303
8,592	Elecnor SA	77,723
84,071	Enagas SA	2,561,156
34,719	Ence Energia y Celulosa SA	100,183
18,452	Ercros SA(d)	13,057
16,370	Faes Farma SA	51,454
62,797	Ferrovial SA	1,351,115
9,353	Fluidra SA	41,125
8,005	Fomento de Construcciones y Contratas SA(d)	69,498
76,952	Gamesa Corp. Tecnologica SA	1,515,126
49,160	Grifols SA	774,282
37,860	Grifols SA	823,468
16,692	Grupo Catalana Occidente SA	528,482
1,413	Iberpapel Gestion SA	29,803
9,566	Indra Sistemas SA(d)	112,055
67,738	Inmobiliaria Colonial SA(d)	51,968
1,502	Laboratorios Farmaceuticos Rovi SA	25,403
198,527	Liberbank SA(d)	238,691
435,492	Mapfre SA	1,104,538
62,845	Mediaset Espana Comunicacion SA	816,038
11,410	Melia Hotels International SA	143,585
9,143	Miquel y Costas & Miquel SA	372,705
14,127	NH Hotel Group SA(d)	67,940
20,424	Obrascon Huarte Lain SA	144,553

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
SPAIN (continued)
59,916	Papeles y Cartones de Europa SA	$370,479
9,252	Pescanova SA(b)(c)(d)	0
19,936	Pharma Mar SA(d)	62,777
1,765	Prim SA	17,542
889,006	Prosegur Cia de Seguridad SA	5,140,705
30,225	Red Electrica Corp. SA	2,698,488
114,480	Sacyr SA	243,689
12,977	Tecnicas Reunidas SA	435,826
41,405	Tubacex SA	107,860
4,430	Vidrala SA	262,000
10,607	Viscofan SA	595,013
6,359	Vocento SA(d)	10,121
69,264	Zardoya Otis SA	735,214
		39,325,801
SWAZILAND — 0.0%
84,845	Katanga Mining Ltd.(d)	10,143
SWEDEN — 1.0%
105,709	AAK AB	7,983,676
10,741	Acando AB	23,006
3,039	Addlife AB(d)	38,411
759	Addlife AB - New Issue Shares 2016(d)	9,593
3,083	AddNode Group AB	20,155
12,158	AddTech AB - Class B	152,913
826,705	AF AB - B Shares(c)	14,155,114
2,072	Atrium Ljungberg AB - Class B	32,897
2,441	Avanza Bank Holding AB	95,902
13,583	Axfood AB	251,517
6,689	B&B Tools AB - Class B	134,522
4,948	Beijer Alma AB	116,761
2,816	Beijer Ref AB	63,821
14,448	Betsson AB	195,388
11,179	Bilia AB	267,279
79,471	BillerudKorsnas AB	1,234,057
2,484	BioGaia AB - Class B	62,792
8,156	Biotage AB	27,321
140,078	Boliden AB	2,442,070
2,022	Bulten AB	19,262
19,231	Bure Equity AB	167,633
11,054	Byggmax Group AB	89,473
8,237	Castellum AB	131,805
1,272	Catena AB	19,602
7,218	Clas Ohlson AB - Class B	145,610
56,029	Cloetta AB - B Shares	188,381
11,559	Doro AB(d)	105,076
12,044	Duni AB	175,101
52,670	Elekta AB - Class B	385,001
692,354	Eltel AB(d)	8,298,299
1,207	Enea AB	13,452
7,041	Fabege AB	117,490
2,223	Fagerhult AB	51,766
4,295	Getinge AB - Class B	90,816
22,187	Gunnebo AB	122,118
3,932	Haldex AB	33,295
Shares		Value
SWEDEN (continued)
49,658	Hexpol AB	$513,248
5,834	HiQ International AB	36,506
440	HMS Networks AB	12,082
12,960	Holmen AB - Class B	446,716
16,852	Husqvarna AB - Class A	133,990
123,031	Husqvarna AB - Class B	980,516
5,489	Indutrade AB	307,791
248	Infant Bacterial Therapeutics AB(d)	1,899
14,684	Intrum Justitia AB	526,985
13,671	JM AB	395,296
17,550	KappAhl AB	72,775
3,685	KNOW IT AB	26,500
13,464	Kungsleden AB	92,633
8,118	Lagercrantz Group AB - B Shares	75,059
18,526	Lindab International AB	147,531
22,722	Loomis AB - Class B	630,408
14,653	Lundin Petroleum AB(d)	274,432
128,471	Meda AB - Class A	2,369,301
310	Medivir AB - Class B(d)	2,142
9,858	Mekonomen AB	250,426
6,717	Modern Times Group MTG AB - Class B	201,415
4,122	MQ Holding AB	20,481
3,624	Munksjo Oyj	41,289
5,655	Mycronic AB	44,188
1,799	NCC AB - Class A	61,270
40,560	NCC AB - Class B	1,385,933
2,159	Nederman Holding AB	52,157
66,395	Net Insight AB - Class B(d)	52,088
4,881	Netent AB	307,249
10,064	New Wave Group AB - Class B	46,370
10,411	Nibe Industrier AB - Class B	361,707
31,265	Nobia AB	356,432
8,614	Nolato AB - B Shares	232,232
16,154	Nordnet AB - Class B	55,520
53,368	Opus Group AB	28,842
117,641	Peab AB	981,508
12,951	Pricer AB - B Shares(d)	14,111
33,581	Ratos AB - Class B	196,457
1,189	Raysearch Laboratories AB(d)	17,175
32,557	Rezidor Hotel Group AB	137,843
10,568	Saab AB - Class B	361,503
166	Sagax AB - Class B	1,431
48,567	SAS AB(d)	139,101
3,644	Sectra AB - B Shares	50,255
60,029	Securitas AB - Class B	947,852
3,842	Semcon AB	18,563
7,282	SkiStar AB	101,108
31,885	SSAB - A Shares(d)	135,525
63,742	SSAB AB - B Shares(d)	221,738
13,628	Sweco AB - Class B	211,112
2,770	Systemair AB	35,356
160,843	Tele2 AB - B Shares	1,534,232
3,356	Transcom Worldwide AB(d)	26,119
49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
SWEDEN (continued)
54,462	Trelleborg AB - Class B	$992,197
2,479	Vitrolife AB	121,319
12,698	Wallenstam AB	106,733
		54,356,022
SWITZERLAND — 1.5%
7,763	AFG Arbonia-Forster Holding AG(d)	108,033
560,000	Allied World Assurance Co. Holdings AG	19,924,800
4,067	Allreal Holding AG	566,828
553	Alpiq Holding AG	36,894
934	ALSO Holding AG	66,450
276	APG SGA SA	115,659
25,085	Aryzta AG	974,061
11,931	Ascom Holding AG	195,264
827	Autoneum Holding AG	197,159
83	Bachem Holding AG - Class B	5,537
30,200	Baloise Holding AG	3,736,829
640	Bank Coop AG	27,353
277	Banque Cantonale de Geneve	84,604
935	Banque Cantonale Vaudoise	644,744
486	Barry Callebaut AG	570,960
942	Basler Kantonalbank	67,854
1,342	Belimo Holding AG	3,833,087
610	Bell AG	241,635
1,144	Berner Kantonalbank AG	234,453
528	BKW AG	22,952
2,740	Bobst Group SA	149,667
1,166	Bossard Holding AG(d)	126,652
2,624	Bucher Industries AG	628,852
31,558	Burckhardt Compression Holding AG(c)	11,234,293
232	Burkhalter Holding AG	28,900
1,012	Calida Holding AG	34,813
36	Carlo Gavazzi Holding AG	8,444
1,410	Cembra Money Bank AG	96,641
178	Cham Paper Holding AG	53,810
230	Cicor Technologies(d)	5,922
40	Cie Financiere Tradition SA	2,739
117,388	Clariant AG	2,220,986
43,237	Coca-Cola HBC AG - CDI	884,463
638	Coltene Holding AG	39,937
140	Conzzeta AG	90,483
32,592	Daetwyler Holding AG	4,844,803
821	dorma+kaba Holding AG	532,328
2,326	Dufry AG(d)	305,995
11,406	EFG International AG	71,221
844	Emmi AG	505,890
894	EMS-Chemie Holding AG	441,968
2,730	Energiedienst Holding AG	64,600
1,279	Flughafen Zuerich AG	1,173,939
178	Forbo Holding AG	216,725
854	Galenica AG	1,248,106
47,446	GAM Holding AG	618,237
3,045	Gategroup Holding AG	167,756
Shares		Value
SWITZERLAND (continued)
2,399	Georg Fischer AG	$1,948,109
127	Gurit Holding AG	80,293
4,128	Helvetia Holdings AG	2,220,419
3,758	Highlight Communications AG	24,997
201	HOCHDORF Holding AG	40,187
1,537	Huber + Suhner AG	75,384
5,293	Implenia AG	353,124
249	Inficon Holding AG	82,152
136	Interroll Holding AG	120,717
104	Intershop Holding AG	48,786
7,531	Julius Baer Group Ltd.	321,950
1	Jungfraubahn Holding AG	106
1,015	Kardex AG	81,841
1,169	Komax Holding AG	258,221
19,796	Kudelski SA(d)	337,397
403	Kuoni Reisen Holding AG(d)	155,016
144	LEM Holding SA	129,094
13,174	Logitech International SA	201,874
10,301	Lonza Group AG	1,713,791
989	Luzerner Kantonalbank AG	424,498
275	MCH Group AG	18,289
73	Metall Zug AG - Class B	224,106
1,111	Meyer Burger Technology AG(d)	5,096
1,603	Mobilezone Holding AG	22,642
1,904	Mobimo Holding AG	436,056
111,727	OC Oerlikon Corp AG(d)	1,078,486
2,840	Orascom Development Holding AG(d)	24,394
3,404	Oriflame Holding AG(d)	68,415
1,832	Orior AG	117,066
1,572	Panalpina Welttransport Holding AG	183,698
3,238	Partners Group Holding AG	1,333,274
208	Phoenix Mecano AG	102,179
140	Plazza AG(d)	30,210
1,315	Rieter Holding AG	272,239
154	Romande Energie Holding SA	170,968
78	Schaffner Holding AG	17,075
129,528	Schmolz & Bickenbach AG(d)	94,516
225	Schweiter Technologies AG	212,616
763	Siegfried Holding AG	143,167
441	Sika AG	1,876,997
1,983	Sonova Holding AG	265,006
763	St. Galler Kantonalbank AG	315,763
216,204	STMicroelectronics NV	1,327,942
75,490	Stmicroelectronics NV(c)	464,184
1,057	Straumann Holding AG	366,363
4,456	Sulzer AG	406,674
8,673	Swiss Life Holding AG	2,188,818
896	Swissquote Group Holding SA	22,230
953	Tamedia AG	153,684
717	Tecan Group AG	99,556
4,539	Temenos Group AG	235,396
4,427	Valiant Holding AG	490,556
1,601	Valora Holding AG	390,695

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
SWITZERLAND (continued)
457	Vaudoise Assurances Holding SA	$238,433
24	Vetropack Holding AG	37,527
7,402	Vontobel Holding AG	320,216
679	Walter Meier AG	23,039
62	Ypsomed Holding AG	9,242
3,383	Zehnder Group AG(d)	143,001
52	Zug Estates Holding AG - B Shares	86,188
31	Zuger Kantonalbank AG	159,605
		80,246,889
TAIWAN — 0.7%
32,000	Accton Technology Corp.	30,013
302,878	Acer, Inc.(d)	107,993
64,765	Achem Technology Corp.	24,799
9,000	Actron Technology Corp.	35,857
9,998	Adlink Technology, Inc.	20,645
54,060	Advancetek Enterprise Co. Ltd.	33,187
306,694	Airtac International Group	2,034,927
22,045	Alltek Technology Corp.	20,608
29,050	Altek Corp.	21,842
44,000	Ambassador Hotel (The)	35,060
18,000	AMPOC Far-East Co. Ltd.	14,120
24,139	Anpec Electronics Corp.	18,374
42,000	APCB, Inc.	21,942
164,230	Ardentec Corp.	102,602
63,427	Arima Communications Corp.(d)	12,409
28,000	Asia Optical Co., Inc.(d)	20,835
30,100	Asia Vital Components Co. Ltd.	23,704
11,000	Aten International Co. Ltd.	27,387
118,000	AU Optronics Corp.	34,391
27,800	Audix Corp.	28,875
12,000	Aurora Corp.	20,761
43,991	Bank of Kaohsiung Co. Ltd.	11,771
360,350	BES Engineering Corp.	67,259
28,000	Biostar Microtech International Corp.(d)	6,424
1,000	Boardtek Electronics Corp.	1,439
13,000	C Sun Manufacturing Ltd.	5,703
145,781	Capital Securities Corp.	38,465
69,000	Career Technology Manufacturing Co. Ltd.	39,364
13,000	Casetek Holdings Ltd.	58,646
149,000	Cathay Real Estate Development Co. Ltd.	66,062
19,760	Central Reinsurance Co. Ltd.	8,822
64,000	Chailease Holding Co. Ltd.	107,550
26,000	ChainQui Construction Development Co. Ltd.	19,065
87,000	Champion Building Materials Co. Ltd.(d)	18,693
1,923	Chang Wah Electromaterials, Inc.	5,122
46,185	Charoen Pokphand Enterprise	40,023
Shares		Value
TAIWAN (continued)
7,000	Chaun-Choung Technology Corp.	$23,982
13,000	CHC Resources Corp.	24,305
731,920	Cheng Loong Corp.	262,105
110,797	Cheng Uei Precision Industry Co. Ltd.	142,563
272,659	Chia Hsin Cement Corp.	77,521
99,527	Chicony Electronics Co. Ltd.	239,151
48,120	Chien Kuo Construction Co. Ltd.	13,383
11,164	Chilisin Electronics Corp.	18,449
541,744	China Airlines Ltd.(d)	177,205
18,000	China Chemical & Pharmaceutical Co. Ltd.	10,436
11,000	China Ecotek Corp.	18,417
69,907	China General Plastics Corp.	33,921
308,108	China Life Insurance Co. Ltd.	232,612
63,077	China Metal Products	74,610
58,881	China Petrochemical Development Corp.(d)	14,897
12,114	China Steel Chemical Corp.	40,564
37,000	China Steel Structure Co. Ltd.	26,156
202,321	China Synthetic Rubber Corp.	148,982
44,800	China Wire & Cable Co. Ltd.	17,363
42,883	Chin-Poon Industrial Co. Ltd.	86,955
75,000	Chipbond Technology Corp.	99,991
12,751	Chipmos Technologies, Inc.	12,335
35,876	Chroma ATE, Inc.	79,643
64,000	Chun Yu Works & Co. Ltd.	27,582
112,779	Chun Yuan Steel	37,764
77,779	Chung Hwa Pulp Corp.	24,019
69,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	39,649
228,000	Chunghwa Picture Tubes Ltd.(d)	3,747
4,000	Cleanaway Co. Ltd.	21,703
51,348	Clevo Co.	44,975
26,300	CoAsia Microelectronics Corp.(d)	16,472
95,000	Compal Electronics, Inc.	55,964
366,000	Compeq Manufacturing Co. Ltd.	203,125
51,000	Concord Securities Co. Ltd.(d)	9,914
115,873	Continental Holdings Corp.(d)	39,878
221,500	Coretronic Corp.	201,563
50,000	Coxon Precise Industrial Co. Ltd.	70,226
84,838	CTCI Corp.	110,608
2,637	Cub Elecparts, Inc.	31,968
2,660	Cyberlink Corp.	5,757
6,000	Cyberpower Systems, Inc.	18,063
76,000	DA CIN Construction Co. Ltd.	36,642
15,678	Da-Li Development Co. Ltd.	10,621
42,000	Darfon Electronics Corp.	25,653
66,201	Delpha Construction Co. Ltd.(d)	33,970

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
24,000	Depo Auto Parts Industrial Co. Ltd.	$74,337
7,000	DFI, Inc.	13,131
65,904	D-Link Corp.(d)	20,638
20,183	Dynamic Electronics Co. Ltd.(d)	5,269
54,000	E Ink Holdings, Inc.(d)	25,114
63,675	Eastern Media International Corp.(d)	11,253
13,541	Edom Technology Co. Ltd.	6,843
34,320	Elan Microelectronics Corp.	35,594
14,000	E-LIFE MALL Corp.	25,219
14,400	Elite Advanced Laser Corp.	69,203
43,967	Elite Material Co. Ltd.	78,520
14,000	Elite Semiconductor Memory Technology, Inc.	11,394
96,489	Elitegroup Computer Systems Co. Ltd.	59,234
9,000	eMemory Technology, Inc.	98,782
8,480	ENG Electric Co. Ltd.	4,496
133,000	EnTie Commercial Bank Co. Ltd.	57,319
75,015	Epistar Corp.	48,261
105,806	Eternal Materials Co. Ltd.	105,796
28,000	E-Ton Solar Tech Co. Ltd.(d)	8,725
474,272	Eva Airways Corp.(d)	235,276
40,000	Everest Textile Co. Ltd.	19,099
99,000	Evergreen International Storage & Transport Corp.	40,057
297,138	Evergreen Marine Corp. Taiwan Ltd.	109,631
62,231	Everlight Chemical Industrial Corp.	38,879
75,643	Everlight Electronics Co. Ltd.	106,125
10,373	Excelsior Medical Co. Ltd.	15,920
192,062	Far Eastern Department Stores Ltd.	103,019
688,085	Far Eastern International Bank	199,899
478	Faraday Technology Corp.	642
43,000	Farglory F T Z Investment Holding Co. Ltd.(d)	19,598
156,133	Federal Corp.	69,467
56,320	Feng Hsin Steel Co. Ltd.	79,452
19,000	First Copper Technology Co. Ltd.	4,165
62,293	First Hotel	35,538
61,000	First Insurance Co. Ltd. (The)	21,750
20,045	FLEXium Interconnect, Inc.	46,239
9,955	Flytech Technology Co. Ltd.	33,489
48,000	Formosa Advanced Technologies Co. Ltd.	33,336
9,764	Formosa International Hotels Corp.	59,184
31,203	Formosa Oilseed Processing Co. Ltd.	28,733
25,000	Formosa Taffeta Co. Ltd.	22,944
61,000	Formosan Rubber Group, Inc.	31,490
73,628	Formosan Union Chemical	35,840
Shares		Value
TAIWAN (continued)
33,000	Fortune Electric Co. Ltd.	$15,552
55,439	Founding Construction & Development Co. Ltd.	29,908
90,321	Froch Enterprise Co. Ltd.	28,564
23,518	FSP Technology, Inc.	17,537
15,000	Fubon No. 1 REIT	7,939
1,000	Fubon No. 2 REIT	419
15,800	Fullerton Technology Co. Ltd.	11,831
105,412	Fwusow Industry Co. Ltd.	49,351
34,639	G Shank Enterprise Co. Ltd.	24,218
7,535	GeoVision, Inc.	15,956
77,000	Getac Technology Corp.	52,045
6,000	Giant Manufacturing Co. Ltd.	36,090
58,781	Gigabyte Technology Co. Ltd.	62,876
2,400	Gigasolar Materials Corp.	40,033
290,000	Ginko International Co. Ltd.	3,146,994
2,474	Gintech Energy Corp.(d)	1,688
12,000	Global Lighting Technologies, Inc.	21,579
76,650	Globe Union Industrial Corp.	36,123
164,770	Gold Circuit Electronics Ltd.(d)	41,380
370,852	Goldsun Building Materials Co. Ltd.	95,665
7,000	Gourmet Master Co. Ltd.	56,429
344,000	Grand Pacific Petrochemical	179,183
12,000	Grape King Bio Ltd.	72,365
59,000	Great China Metal Industry	48,933
40,000	Great Taipei Gas Co. Ltd.	28,835
127,946	Great Wall Enterprise Co. Ltd.	86,876
27,000	GTM Holdings Corp.(d)	10,380
35,000	Hannstar Board Corp.	10,070
333,000	HannStar Display Corp.(d)	38,717
30,300	Harvatek Corp.	9,216
110,000	Hey Song Corp.	118,857
66,666	Highwealth Construction Corp.	100,248
7,000	Hiroca Holdings Ltd.	27,563
620	Hitron Technology, Inc.	346
13,309	Hiwin Technologies Corp.	58,595
92,506	Ho Tung Chemical Corp.(d)	20,593
87,000	Hocheng Corp.	21,364
8,800	Holiday Entertainment Co. Ltd.	14,161
28,294	Holy Stone Enterprise Co. Ltd.	29,037
62,000	Hong Tai Electric Industrial	16,224
17,507	Hota Industrial Manufacturing Co. Ltd.	84,134
68,678	Hsin Kuang Steel Co. Ltd.	33,111
56,993	Hsing TA Cement Co.	17,671
11,000	Hu Lane Associate, Inc.	51,158
253,000	HUA ENG Wire & Cable Co. Ltd.(d)	52,949
479	Huaku Development Co. Ltd.	847
31,000	Hung Ching Development & Construction Co. Ltd.	17,108
109,514	Hung Poo Real Estate Development Corp.	88,452
39,000	Hung Sheng Construction Ltd.	19,226

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
41,991	Hwa Fong Rubber Co. Ltd.	$14,516
34,341	Ichia Technologies, Inc.	16,290
22,000	I-Chiun Precision Industry Co. Ltd.	6,003
31,000	ILI Technology Corp.	48,538
3,000	Infortrend Technology, Inc.	1,488
180,155	Inventec Corp.	119,254
2,000	I-Sheng Electric Wire & Cable Co. Ltd.	2,353
26,691	ITE Technology, Inc.	22,923
14,000	Jess-Link Products Co. Ltd.	11,611
139,723	Jih Sun Financial Holdings Co. Ltd.	30,455
4,680	Johnson Health Tech Co. Ltd.	7,400
13,000	Kaulin Manufacturing Co. Ltd.	6,832
165,823	KEE TAI Properties Co. Ltd.	78,405
142,825	Kenda Rubber Industrial Co. Ltd.	248,869
24,000	Kenmec Mechanical Engineering Co. Ltd.	8,557
49,000	Kerry TJ Logistics Co. Ltd.	63,276
171,000	Kindom Construction Corp.	84,829
132,000	King Slide Works Co. Ltd.	1,565,436
157,184	King Yuan Electronics Co. Ltd.	138,894
294,185	King’s Town Bank Co. Ltd.	205,226
27,062	King’s Town Construction Co. Ltd.	14,432
16,000	Kinik Co.	25,151
244,343	Kinpo Electronics, Inc.(d)	82,576
56,000	Kinsus Interconnect Technology Corp.	108,517
534,123	KMC Kuei Meng International, Inc.	2,020,370
16,328	KS Terminals, Inc.	19,364
11,000	Kung Long Batteries Industrial Co. Ltd.	45,531
40,000	Kung Sing Engineering Corp.(d)	14,138
104,982	Kuoyang Construction Co. Ltd.	38,246
171,936	Kwong Fong Industries Corp.	102,352
116,428	KYE Systems Corp.	32,489
32,000	L&K Engineering Co. Ltd.	31,749
102,714	Lealea Enterprise Co. Ltd.	29,171
43,000	LEE CHI Enterprises Co. Ltd.	14,732
60,638	Leofoo Development Co. Ltd.	16,958
167,788	Li Peng Enterprise Co. Ltd.(d)	41,046
32,080	Lian Hwa Food Corp.	28,994
262,616	Lien Hwa Industrial Corp.	163,662
70,000	Lingsen Precision Industries Ltd.	18,231
53,882	Lite-On Semiconductor Corp.	33,746
139,000	Lite-On Technology Corp.	169,370
64,000	Long Bon International Co. Ltd.	36,710
225,934	Long Chen Paper Co. Ltd.	94,568
6,000	Longwell Co.	5,953
9,451	Lotes Co. Ltd.	24,995
69,000	Lucky Cement Corp.	21,714
Shares		Value
TAIWAN (continued)
13,939	Lumax International Corp. Ltd.	$20,356
183,509	Macronix International(d)	20,483
7,632	Makalot Industrial Co. Ltd.	40,819
44,000	Marketech International Corp.	34,105
145,892	Masterlink Securities Corp.	39,941
2,152	Mayer Steel Pipe Corp.	824
31,440	Meiloon Industrial Co. Ltd.	13,111
97,188	Mercuries & Associates Holding Ltd.	56,349
1,921	Mercuries Life Insurance Co. Ltd.	926
16,130	Merida Industry Co. Ltd.	66,264
27,091	Merry Electronics Co. Ltd.	50,565
55,404	Micro-Star International Co. Ltd.	88,466
17,369	Mirle Automation Corp.	18,418
42,194	Motech Industries Inc.(d)	39,900
4,000	Nak Sealing Technologies Corp.	9,314
24,000	Namchow Chemical Industrial Co. Ltd.	44,573
28,590	Nan Kang Rubber Tire Co. Ltd.(d)	24,155
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	11,956
38,000	Nan Ya Printed Circuit Board Corp.	35,817
35,969	Nantex Industry Co. Ltd.	30,501
21,000	National Petroleum Co. Ltd.	23,927
44,428	Neo Solar Power Corp.	23,830
10,000	New Era Electronics Co. Ltd.	7,317
34,043	Nichidenbo Corp.	24,910
40,267	Nien Hsing Textile Co. Ltd.	29,589
4,000	Nishoku Technology, Inc.	6,096
32,000	Novatek Microelectronics Corp.	112,114
23,000	Ocean Plastics Co. Ltd.(d)	18,434
171,000	OptoTech Corp.	57,790
71,000	Orient Semiconductor Electronics Ltd.(d)	27,187
35,500	Oriental Union Chemical Corp.	22,784
555,000	Pacific Hospital Supply Co. Ltd.	1,638,173
159,453	Pan Jit International, Inc.	83,056
7,000	Parade Technologies Ltd.	65,110
4,242	Paragon Technologies Co. Ltd.	2,926
13,166	PChome Online, Inc.	139,812
39,746	Phihong Technology Co. Ltd.	12,693
11,000	Phison Electronics Corp.	91,914
12,000	Pixart Imaging, Inc.	26,156
7,000	Portwell, Inc.	10,243
130,200	Powertech Technology, Inc.	264,009
5,100	Poya International Co. Ltd.	54,079
388,807	President Securities Corp.	147,070
312,370	Prince Housing & Development Corp.	114,283
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	27,408

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
16,000	Promise Technology, Inc.	$7,491
628,520	Qisda Corp.	199,744
66,008	Radiant Opto-Electronics Corp.	95,268
135,677	Radium Life Tech Co. Ltd.	42,277
36,825	Realtek Semiconductor Corp.	103,215
45,771	Rechi Precision Co. Ltd.	34,201
35,616	Rich Development Co. Ltd.	10,005
18,000	Ruentex Development Co. Ltd.	20,314
53,781	Ruentex Industries Ltd.	75,203
75,335	Sampo Corp.	31,533
18,557	San Fang Chemical Industry Co. Ltd.	22,065
17,600	San Shing Fastech Corp.	32,523
96,080	Sanyang Motor Co. Ltd.(d)	61,664
21,000	Sercomm Corp.	49,874
23,152	Sesoda Corp.	20,457
28,000	Sheng Yu Steel Co. Ltd.	17,015
62,000	Shihlin Electric & Engineering Corp.	76,123
10,000	Shihlin Paper Corp.(d)	9,627
1,138,606	Shin Kong Financial Holding Co. Ltd.	230,524
40,000	Shin Kong No.1 REIT	17,363
3,000	Shin Zu Shing Co. Ltd.	8,567
75,658	Shining Building Business Co. Ltd.(d)	27,094
99,000	Shinkong Insurance Co. Ltd.	73,054
198,314	Shinkong Synthetic Fibers Corp.	52,571
33,000	Shinkong Textile Co. Ltd.	38,062
95,000	Sigurd Microelectronics Corp.	69,807
42,000	Simplo Technology Co. Ltd.	141,940
68,316	Sinbon Electronics Co. Ltd.	142,338
57,170	Sincere Navigation Corp.	36,071
6,487	Sinmag Equipment Corp.	21,521
88,000	Sino-American Silicon Products, Inc.	93,858
151,000	Sinon Corp.	65,076
14,564	Sinphar Pharmaceutical Co. Ltd.	12,553
23,487	Sinyi Realty, Inc.	19,589
14,000	Sirtec International Co. Ltd.	16,885
12,000	Sitronix Technology Corp.	35,122
36,000	Siward Crystal Technology Co. Ltd.	21,207
14,013	Solartech Energy Corp.	7,321
15,000	Sonix Technology Co. Ltd.	14,929
132,000	Southeast Cement Co. Ltd.	63,845
5,198	Sporton International, Inc.	28,526
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	8,838
70,481	Standard Foods Corp.	171,105
33,000	Stark Technology, Inc.	26,909
20,000	Sunonwealth Electric Machine Industry Co. Ltd.	14,262
37,109	Sunrex Technology Corp.	17,546
13,000	Sunspring Metal Corp.	16,364
Shares		Value
TAIWAN (continued)
35,138	Supreme Electronics Co. Ltd.	$15,906
90,874	Sweeten Real Estate Development Co. Ltd.	45,503
15,000	Syncmold Enterprise Corp.	24,602
191,875	TA Chen Stainless Pipe Co. Ltd.	93,995
107,340	Ta Ya Electric Wire & Cable(d)	14,843
53,000	Tah Hsin Industrial Corp.	38,863
3,251	TA-I Technology Co. Ltd.	1,663
750,159	Taichung Commercial Bank Co. Ltd.	212,583
11,000	Taiflex Scientific Co. Ltd.	11,920
10,000	Tainan Enterprises Co. Ltd.	12,914
878,045	Tainan Spinning Co. Ltd.	355,269
35,716	Taisun Enterprise Co. Ltd.(d)	13,399
56,924	Taita Chemical Co. Ltd.(d)	13,502
12,000	Taiwan Acceptance Corp.	27,309
2,205,184	Taiwan Business Bank(d)	568,850
31,088	Taiwan Cogeneration Corp.	23,326
6,000	Taiwan FamilyMart Co. Ltd.	38,973
16,000	Taiwan Fertilizer Co. Ltd.	21,753
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	34,610
18,000	Taiwan FU Hsing Industrial Co. Ltd.	23,719
162,223	Taiwan Glass Industrial Corp.(d)	69,158
42,081	Taiwan Hon Chuan Enterprise Co. Ltd.	66,410
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	18,045
145,643	Taiwan Land Development Corp.	48,543
11,548	Taiwan Line Tek Electronic	6,230
46,150	Taiwan Mask Corp.	12,763
49,544	Taiwan Navigation Co. Ltd.	20,507
36,032	Taiwan Paiho Ltd.	108,477
102,000	Taiwan PCB Techvest Co. Ltd.	98,828
60,120	Taiwan Pulp & Paper Corp.(d)	20,131
41,408	Taiwan Secom Co. Ltd.	116,574
48,000	Taiwan Semiconductor Co. Ltd.	57,892
50,010	Taiwan Shin Kong Security Co. Ltd.	62,100
57,500	Taiwan Styrene Monomer(d)	28,881
52,875	Taiwan Surface Mounting Technology Corp.	44,017
123,469	Taiwan TEA Corp.	56,848
71,000	Taiwan Union Technology Corp.	63,179
10,322	Taiyen Biotech Co. Ltd.	8,737
850,000	Teco Electric and Machinery Co. Ltd.	672,031
16,000	Test Research, Inc.	22,621
24,000	Test Rite International Co. Ltd.	14,547
9,000	Thinking Electronic Industrial Co. Ltd.	13,506
25,525	Thye Ming Industrial Co, Ltd.	23,425
41,000	T-Mac Techvest PCB Co. Ltd.	13,348

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
220,100	Ton Yi Industrial Corp.	$105,775
8,000	Tong Hsing Electronic Industries Ltd.	22,993
28,834	Tong Yang Industry Co. Ltd.	43,940
43,946	Tong-Tai Machine & Tool Co. Ltd.	32,837
57,512	Topco Scientific Co. Ltd.	104,136
50,049	Topoint Technology Co. Ltd.	33,518
8,000	Toung Loong Textile Manufacturing Co.	21,307
13,137	Transcend Information, Inc.	36,943
10,000	Tripod Technology Corp.	18,324
7,988	Tsann Kuen Enterprise Co. Ltd.	5,709
36,942	TSRC Corp.	32,529
15,000	Ttet Union Corp.	36,741
116,315	Tung Ho Steel Enterprise Corp.	74,651
136,000	Tung Thih Electronic Co. Ltd.	2,433,014
91,815	TXC Corp.	117,000
37,000	TYC Brother Industrial Co. Ltd.	29,081
88,303	Tycoons Group Enterprise(d)	10,595
42,458	Tyntek Corp.	16,784
22,000	U-Ming Marine Transport Corp.	17,803
394,686	Union Bank of Taiwan	110,502
32,762	Union Insurance Co. Ltd.	13,053
258,037	Unitech Printed Circuit Board Corp.	89,605
16,000	United Integrated Services Co. Ltd.	22,572
269,433	Universal Cement Corp.	172,505
103,922	UPC Technology Corp.	28,097
62,337	USI Corp.	24,739
77,000	Vanguard International Semiconductor Corp.	118,056
39,800	Ve Wong Corp.	26,531
14,000	Visual Photonics Epitaxy Co. Ltd.	21,617
174,000	Voltronic Power Technology Corp.	2,745,977
1,287	Wafer Works Corp.(d)	388
69,000	Wah Lee Industrial Corp.	93,703
680,000	Walsin Lihwa Corp.(d)	178,154
172,942	Walsin Technology Corp.	142,094
110,000	Walton Advanced Engineering, Inc.	28,342
110,300	Wan Hai Lines Ltd.	60,702
32,000	Wei Chuan Foods Corp.(d)	19,794
30,100	Weikeng Industrial Co. Ltd.	18,478
28,006	Win Semiconductors Corp.	52,968
600,977	Winbond Electronics Corp.(d)	156,146
44,673	Wintek Corp.(b)(c)(d)	475
94,297	Wisdom Marine Lines Co. Ltd.	109,345
468,319	Wistron Corp.	277,335
32,850	Wistron NeWeb Corp.	85,555
128,865	WPG Holdings Co. Ltd.	137,843
60,120	WT Microelectronics Co. Ltd.	72,417
17,000	WUS Printed Circuit Co. Ltd.	13,599
Shares		Value
TAIWAN (continued)
10,204	Xxentria Technology Materials Corp.	$27,619
175,786	Yageo Corp.	286,682
520,600	Yang Ming Marine Transport Corp.(d)	137,684
43,868	YC Co. Ltd.	18,702
70,077	YC INOX Co. Ltd.	52,580
162,624	YFY, Inc.	50,673
31,348	Yi Jinn Industrial Co. Ltd.	11,517
143,321	Yieh Phui Enterprise Co. Ltd.	36,393
11,110	Youngtek Electronics Corp.	15,604
155,000	Yulon Motor Co. Ltd.	136,483
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	31,209
28,350	YungShin Global Holding Corp.	42,279
64,000	Yungtay Engineering Co. Ltd.	92,866
7,000	Zeng Hsing Industrial Co. Ltd.	31,578
27,000	Zenitron Corp.	15,320
42,000	Zhen Ding Technology Holding Ltd.	88,420
72,826	Zig Sheng Industrial Co. Ltd.	19,328
26,169	Zinwell Corp.	38,256
4,000	Zippy Technology Corp.	5,097
		37,735,425
THAILAND — 0.2%
84,800	Amata Corp. Public Co. Ltd. - FOR	28,890
171,100	Ananda Development Public Co. Ltd. - FOR	17,830
463,768	AP Thailand Public Co. Ltd. - FOR	79,662
237,900	Asia Plus Group Holdings Securities Plc	22,884
146,200	Bangchak Petroleum Public Co. Ltd. (The) - FOR	129,751
8,125	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	8,316
7,944,250	Bangkok Chain Hospital Public Co. Ltd. - FOR	2,342,564
251,006	Bangkok Expressway & Metro Public Co. Ltd. - FOR(d)	42,757
26,500	Bangkok Insurance Public Co. Ltd. - FOR(b)	270,083
1,178,400	Bangkok Land Public Co. Ltd. - FOR	51,279
152,800	Banpu Public Co. Ltd. - FOR	55,993
11,800	BEC World Public Co. Ltd. - FOR	8,783
55,800	Berli Jucker Public Co. Ltd. - FOR	59,906
564,708	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	48,824
93,900	Central Plaza Hotel Public Co. Ltd. - FOR	103,497
48,222	CH Karnchang Public Co. Ltd. - FOR	34,858

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
THAILAND (continued)
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	$7,252
38,400	Delta Electronics Thailand Public Co. Ltd. - FOR	81,351
13,400	Dhipaya Insurance Public Co. Ltd. - FOR	14,289
376,500	Dynasty Ceramic Public Co. Ltd.	46,348
7,839,000	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(c)	2,827,695
10,000	Electricity Generating Public Co. Ltd. - FOR	50,816
166,300	Erawan Group Public Co. Ltd. (The) - FOR	20,853
427,600	Esso Thailand Public Co. Ltd. - FOR	63,044
1,210,200	G J Steel Public Co. Ltd. - FOR	8,662
72,000	GFPT Public Co. Ltd. - FOR	26,178
256,400	Grand Canal Land Public Co. Ltd. - FOR	19,966
46,500	Hana Microelectronics Public Co. Ltd. - FOR	44,264
449,640	Home Product Center Public Co. Ltd. - FOR	103,624
63,100	ICC International Public Co. Ltd. - FOR	68,194
734,300	IRPC Public Co. Ltd. - FOR	107,212
314,991	Italian-Thai Development Public Co. Ltd. - FOR	64,026
647,400	Jasmine International Public Co. Ltd	80,809
17,500	KCE Electronics Public Co. Ltd. - FOR	39,329
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	16,492
316,866	Khon Kaen Sugar Industry Public Co. Ltd.	36,830
61,300	Kiatnakin Bank Public Co. Ltd. - FOR	72,830
16,100	Krungthai Card Public Co. Ltd. - FOR	42,520
59,000	Land and Houses Public Co. Ltd. - FOR	14,526
90,560	Land and Houses Public Co. Ltd. - NVDR	22,685
21,900	Lanna Resources Public Co. Ltd. - FOR	5,611
90,330	Loxley Public Co. Ltd. - FOR	6,310
104,200	LPN Development Public Co. Ltd. - FOR	41,764
51,900	Major Cineplex Group Public Co. Ltd. - FOR	46,804
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	19,623
369,000	MBK Public Co. Ltd. - FOR	153,178
Shares		Value
THAILAND (continued)
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	$12,602
105,900	Polyplex Public Co. Ltd. - FOR	21,980
181,050	Precious Shipping Public Co. Ltd. - FOR	35,246
40,700	Pruksa Real Estate Public Co. Ltd. - FOR	30,004
939,331	Quality Houses Public Co. Ltd. - FOR	59,700
26,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	38,601
34,100	Regional Container Lines Public Co. Ltd. - FOR	6,199
38,000	Robinson Department Store Public Co. Ltd. - FOR	56,026
69,300	Saha-Union Public Co. Ltd. - FOR	72,911
54,300	Samart Corp. Public Co. Ltd. - FOR	24,873
35,700	Samart Telcoms Public Co. Ltd. - FOR	14,104
1,663,000	Sansiri Public Co. Ltd. - FOR	73,319
526,176	SC Asset Corp. Public Co. Ltd. - FOR	45,492
10,800	Siam City Cement Public Co. Ltd. - FOR	100,177
56,041	Siam Future Development Public Co. Ltd. - FOR	9,546
51,479	Siam Global House Public Co. Ltd - FOR	16,359
165,200	Siamgas & Petrochemicals Public Co. Ltd. - FOR	57,226
39,200	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	25,699
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	37,733
56,200	SPCG Public Co. Ltd.	33,627
81,900	Sri Trang Agro-Industry Public Co. Ltd. - FOR	30,246
364,000	Srithai Superware Public Co. Ltd. - FOR	21,884
141,350	STP & I Public Co. Ltd. - FOR	43,299
165,400	Supalai Public Co. Ltd. - FOR	97,071
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR	30,477
4,380	Thai Agro Energy	394
410,100	Thai Airways International Public Co. Ltd. - FOR	170,239
22,200	Thai Carbon Black Public Co. Ltd. - FOR(d)	13,792
15,000	Thai Central Chemical Public Co. Ltd. - FOR	10,177
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	89,098
55,000	Thai Vegetable Oil Public Co. Ltd. - FOR	40,545

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
THAILAND (continued)
67,100	Thaicom Public Co. Ltd. - FOR	$55,228
159,600	Thanachart Capital Public Co. Ltd. - FOR	158,778
17,300	Thitikorn Public Co. Ltd. - FOR	4,779
104,284	Thoresen Thai Agencies Public Co. Ltd. - FOR	27,615
6,566,082	Ticon Industrial Connection Public Co. Ltd. - FOR(c)	2,669,292
80,900	Tisco Financial Group Public Co. Ltd. - FOR	100,749
1,159,600	TPI Polene Public Co. Ltd. - FOR	82,995
27,100	TTCL Public Co. Ltd.	12,181
33,400	TTW Public Co. Ltd. - FOR	9,849
34,800	Unique Engineering & Construction Public Co. Ltd. - FOR	17,734
69,000	Vanachai Group Public Co. Ltd. - FOR	25,877
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	22,123
223,000	Vinythai Public Co. Ltd. - FOR	68,311
		12,033,119
TURKEY — 0.1%
5,489	Adana Cimento Sanayii T.A.S. - Class A	15,026
8,195	Akcansa Cimento AS	42,353
0	Akenerji Elektrik Uretim AS - Placement Shares(d)	0
0	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2
22,383	Aksa Akrilik Kimya Sanayii AS	77,996
47,331	Aksigorta AS(d)	33,832
1	Alarko Holding AS	1
43,803	Albaraka Turk Katilim Bankasi AS	24,735
31,268	Anadolu Anonim Turk Sigorta Sirketi(d)	19,668
1	Anadolu Cam Sanayii AS(d)	1
7,345	Anadolu Hayat Emeklilik AS	15,043
24,170	Arcelik AS	162,313
3,111	Aselsan Elektronik Sanayi Ve Ticaret AS	22,193
302,203	Asya Katilim Bankasi AS(d)	77,765
1	Aygaz AS	4
1	Baticim Bati Anadolu Cimento Sanayii AS	2
0	Bolu Cimento Sanayii AS	0
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	30,878
5,586	Boyner Perakende Ve Tekstil Yatirimlari AS(d)	161,711
9,168	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	27,262
0	Celebi Hava Servisi AS	4
9,101	Cimsa Cimento Sanayi VE Ticaret AS	52,986
Shares		Value
TURKEY (continued)
11,012	Deva Holding AS(d)	$14,680
0	Dogan Sirketler Grubu Holding AS(d)	0
20,278	Dogus Otomotiv Servis ve Ticaret AS	87,548
7,481	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	8,048
1	Eregli Demir ve Celik Fabrikalari TAS	1
1,019	Ford Otomotiv Sanayi AS	13,693
1	Gentas Genel Metal Sanayi ve Ticaret AS	0
42,374	Global Yatirim Holding AS(d)	26,503
1,044	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	32,089
1,254	Goodyear Lastikleri TAS	61,266
1	Gozde Girisim Sermayesi Yatirim Ortakligi AS(d)	1
64,549	GSD Holding AS	28,837
20,444	Gubre Fabrikalari TAS	41,794
1	Hurriyet Gazetecilik ve Matbaacilik AS(d)	0
0	IS Finansal Kiralama AS	0
1	IS Yatirim Menkul Degerler AS	0
25,002	Izmir Demir Celik Sanayi AS(d)	21,446
30,850	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A	18,523
0	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B	0
41,670	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	22,041
23,593	Karsan Otomotiv Sanayii Ve Ticaret AS(d)	11,046
125	Kartonsan Karton Sanayi ve Ticaret AS(d)	11,993
118	Konya Cimento Sanayii AS	13,664
5,811	Koza Altin Isletmeleri AS	38,006
4,718	Mardin Cimento Sanayii ve Ticaret AS	7,891
0	Menderes Tekstil Sanayi ve Ticaret AS(d)	0
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(d)	3,023
5,288	Migros Ticaret AS(d)	36,948
0	NET Holding AS(d)	0
4,289	Netas Telekomunikasyon AS(d)	16,264
1,061	Otokar Otomotiv Ve Savunma Sanayi AS	41,029
59,936	Petkim Petrokimya Holding AS(d)	88,041
5,159	Pinar SUT Mamulleri Sanayii AS	31,326
38,573	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	49,216
93,519	Sekerbank TAS(d)	53,143

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
TURKEY (continued)
68,959	Selcuk Ecza Deposu Ticaret ve Sanayi AS	$67,283
16,213	Soda Sanayii AS	27,292
24,515	TAV Havalimanlari Holding AS	142,902
14,398	Tofas Turk Otomobil Fabrikasi AS	113,929
54,502	Trakya Cam Sanayii AS	41,685
0	Turcas Petrol AS	0
89,407	Turk Hava Yollari AO(d)	220,481
1,453	Turk Traktor ve Ziraat Makineleri AS	43,050
1	Turkiye Sinai Kalkinma Bankasi AS	0
133,273	Turkiye Sise ve Cam Fabrikalari AS	186,239
43,081	Turkiye Vakiflar Bankasi TAO	76,062
14,505	Ulker Biskuvi Sanayi AS	115,500
10,576	Vestel Elektonik Sanayi ve Ticaret AS(d)	27,365
1	Zorlu Enerji Elektrik Uretim AS(d)	0
		2,603,623
UKRAINE — 0.0%
11,788	Kernel Holding SA	158,895
UNITED ARAB EMIRATES — 0.0%
686,971	Gulf Marine Services Plc	491,848
64,871	Lamprell Plc(d)	82,227
		574,075
UNITED KINGDOM — 4.6%
1,160	4imprint Group Plc	22,322
16,302	A.G. Barr Plc	133,271
243,041	Aberdeen Asset Management Plc	1,060,745
27,684	Acacia Mining Plc	142,305
25,242	Admiral Group Plc	684,908
129,757	Afren Plc(c)(d)	40
6,006	Aggreko Plc	95,392
64,414	Amec Foster Wheeler Plc	464,853
1,031	Anglo-Eastern Plantations Plc	7,615
47,156	Ashmore Group Plc	211,599
136,120	Ashtead Group Plc	1,804,949
57,144	Assura Plc	47,301
5,635	Avon Rubber Plc	61,093
112,769	Babcock International Group Plc	1,561,224
138,254	Balfour Beatty Plc(d)	481,997
269,101	Barratt Developments Plc	2,093,781
284,785	BBA Aviation Plc	833,062
212,875	Beazley PLC	1,013,690
52,442	Bellway Plc	1,875,036
47,274	Berendsen Plc	815,081
57,955	Berkeley Group Holdings Plc	2,536,203
5,818	Big Yellow Group Plc REIT	68,518
9,080	Bloomsbury Publishing Plc	20,597
Shares		Value
UNITED KINGDOM (continued)
638,270	Bodycote Plc	$5,558,364
91,726	Booker Group Plc	217,122
2,938	Boot (Henry) Plc	8,747
36,479	Bovis Homes Group Plc	464,789
5,675	Braemar Shipping Services Plc	37,314
1,304,657	Brammer Plc	3,326,504
42,050	Brewin Dolphin Holdings Plc	168,350
3,999	British Polythene Industries Plc	40,902
34,518	Britvic Plc	355,070
3,588	BTG Plc(d)	31,036
2,195	Bunzl Plc	65,396
40,604	Burberry Group Plc	705,419
35,124	Capital & Counties Properties Plc	181,422
60,849	Capital & Regional Plc	56,680
221,512	Carillion Plc	951,570
75,668	Chemring Group Plc	158,105
54,990	Chesnara Plc	245,466
67,997	Cineworld Group Plc	514,655
2,013	Clarkson Plc	70,268
55,392	Close Brothers Group Plc	980,948
98,122	CNH Industrial NV	752,780
186,705	Cobham Plc	420,120
27,870	Communisis Plc	17,307
27,792	Computacenter Plc	339,486
7,150	Concentric AB	81,023
28,341	Connect Group Plc	64,083
5,916	Consort Medical Plc	85,405
8,781	Costain Group Plc	40,320
3,352	Countrywide PLC	17,407
10,889	Cranswick Plc	356,714
46,085	Crest Nicholson Holdings Plc	350,827
4,000	Creston Plc	6,137
456,346	Croda International Plc	20,077,114
23,730	Daily Mail & General Trust Plc - Class A	242,019
42,282	Dairy Crest Group Plc	349,060
25,624	Darty Plc	62,994
4,483	De La Rue Plc	31,736
466,259	Debenhams Plc	534,121
8,007	Dechra Pharmaceuticals Plc	129,396
6,032	Derwent London Plc REIT	289,441
62,073	Devro Plc	253,275
34,544	Dialog Semiconductor Plc(d)	1,200,093
4,728	Dignity Plc	168,564
907,235	Diploma Plc(c)	9,696,844
598,985	Direct Line Insurance Group Plc	3,167,385
119,908	Dixons Carphone Plc	744,968
42,149	Domino’s Pizza Group Plc	565,669
44,934	Drax Group Plc	209,835
188,197	DS Smith Plc	1,048,518
6,273	Dunelm Group Plc	80,980
25,606	E2V Technologies Plc	79,693
180,493	Electrocomponents Plc	680,946
1,966,162	Elementis Plc	6,202,521

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
188,369	Enterprise Inns Plc(d)	$238,767
19,328	Essentra Plc	229,319
26,527	Esure Group PLC	104,031
8,918	Euromoney Institutional Investor Plc	125,484
41,143	Fenner Plc	86,267
7,847	Fidessa Group Plc	273,915
270,241	Firstgroup Plc(d)	394,272
2,969	Foxtons Group Plc	6,269
3,248	Fuller Smith & Turner Plc - Class A	49,357
112,080	G4S Plc	308,536
23,516	Galliford Try Plc	438,440
5,545	Games Workshop Group Plc	38,120
30,949	Gem Diamonds Ltd.	61,275
16,644	Genus Plc	364,792
358,181	GKN Plc	1,458,599
5,199	Go-Ahead Group Plc	194,851
14,382	Great Portland Estates Plc REIT	159,289
1,272,327	Greene King Plc	15,207,168
30,359	Greggs Plc	458,231
52,704	Halfords Group Plc	325,054
940,357	Halma Plc	12,256,145
48,150	Hammerson Plc REIT	411,223
35,661	Hansteen Holdings Plc REIT	54,086
48,772	Hargreaves Lansdown Plc	916,448
162,908	Hays Plc	304,921
7,436	Headlam Group Plc	52,153
45,677	Helical Bar Plc	256,119
228,310	Henderson Group Plc	852,672
29,542	Hikma Pharmaceuticals Plc	951,366
28,944	Hill & Smith Holdings Plc	394,793
337	Hilton Food Group Plc	2,772
5,026	Hogg Robinson Group Plc	5,030
429,996	Home Retail Group Plc	1,071,864
106,742	HomeServe Plc	646,014
137,108	Howden Joinery Group Plc	989,660
38,644	Hunting Plc	206,944
123,567	ICAP Plc	845,879
57,706	IG Group Holdings Plc	651,774
26,778	Imagination Technologies Group Plc(d)	60,940
22,425	IMI Plc	306,366
111,351	Inchcape Plc	1,102,300
113,029	Informa Plc	1,080,926
60,633	Inmarsat Plc	823,483
1,585,558	Interserve Plc	9,899,456
41,164	Intertek Group Plc	1,958,987
65,846	Intu Properties Plc REIT	292,771
42,317	IP Group Plc(d)	106,289
57,573	ITE Group Plc	130,601
8,969	Ithaca Energy, Inc.(d)	5,862
25,597	J D Wetherspoon Plc	247,970
531,895	J Sainsbury Plc	2,245,276
12,426	James Fisher & Sons Plc	256,912
Shares		Value
UNITED KINGDOM (continued)
27,095	Jardine Lloyd Thompson Group Plc	$343,245
20,600	JD Sports Fashion Plc	375,946
12,709	John Menzies Plc	92,524
205,284	John Wood Group Plc	1,873,199
45,041	Johnson Matthey PLC	1,899,989
953	Johnston Press Plc(d)	571
49,926	Jupiter Fund Management Plc	307,045
134,990	Kcom Group Plc	204,145
32,608	Keller Group Plc	420,947
14,590	Kier Group Plc	253,687
84,172	Ladbrokes Plc	144,142
1,916,721	Laird Plc(c)	9,757,383
33,904	Lancashire Holdings Ltd.	272,217
35,863	Lavendon Group Plc	72,838
20,610	Londonmetric Property Plc REIT	47,731
114,900	Lookers Plc	233,530
5,374	Low & Bonar Plc	4,868
6,395	LSL Property Services Plc	27,565
545,879	Man Strategic Holdings Plc(d)	1,177,278
29,565	Marshalls Plc	138,755
166,779	Marston’s Plc	350,182
247,356	McBride PLC(b)(c)(d)	361
20,613	McBride Plc	46,835
9,060	McColl’s Retail Group Plc	21,181
18,776	Mears Group Plc	109,327
270,937	Meggitt Plc	1,625,883
67,373	Melrose Industries PLC	367,485
30,998	Merlin Entertainments Plc	195,439
31,505	Michael Page International Plc	187,127
7,044	Micro Focus International Plc	157,370
46,577	Millennium & Copthorne Hotels Plc	313,467
67,961	Mitchells & Butlers Plc	266,823
134,023	Mitie Group Plc	531,282
112,692	Moneysupermarket.com Group Plc	516,869
73,299	Morgan Advanced Materials Plc	252,652
14,135	Morgan Sindall Group Plc	165,950
18,180	Mothercare Plc(d)	32,341
28,165	N Brown Group Plc	110,497
204,239	National Express Group Plc	968,687
3,594	NCC Group Plc	13,774
69,409	Northgate Plc	409,016
23,821	Novae Group Plc	279,494
691	Onesavings Bank PLC	2,895
302,665	Oxford Instruments Plc(c)	2,903,309
5,048	PayPoint Plc	62,179
508,505	Pendragon Plc	252,622
20,546	Pennon Group Plc	243,770
68,756	Persimmon Plc	1,996,203
37,039	Petrofac Ltd.	457,312
36,290	Photo-Me International Plc	88,685
29,505	Playtech Plc	346,831
3,200	Poundland Group PLC WI	8,042

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
7,546	Premier Farnell Plc	$13,369
319,105	Premier Foods Plc(d)	181,842
17,849	Provident Financial Plc	759,976
70,653	PZ Cussons Plc	332,313
179,176	QinetiQ Group Plc	585,655
19,115	Rank Group Plc	67,311
67,866	Redrow Plc	379,793
8,153	Renishaw Plc	225,867
51,233	Renold Plc(d)	31,441
195,018	Rentokil Initial Plc	501,800
31,220	Restaurant Group Plc (The)	125,493
503,230	Rexam Plc	4,595,606
7,870	Ricardo Plc	93,374
13,079	Rightmove Plc	737,281
17,462	Robert Walters Plc	84,964
2,694,658	Rotork Plc	7,362,775
173,243	Royal Mail Plc	1,232,514
65,943	RPC Group Plc	702,895
124,524	RPS Group Plc	317,501
192,274	RSA Insurance Group Plc	1,289,805
13,220	Safestore Holdings Plc REIT	65,406
3	Sage Group Plc (The)	26
22,285	Savills Plc	241,609
21,495	SDL Plc	127,358
54,709	Seadrill Ltd.(d)	265,397
33,651	Seadrill Ltd.	160,852
55,352	Segro Plc REIT	337,827
159,868	Senior Plc	508,296
76,015	Severfield Plc	58,034
19,927	Severn Trent Plc	648,423
19,812	Shaftesbury Plc REIT	263,430
131,875	Shanks Group Plc	154,634
172,927	SIG Plc	342,372
9,250	Skyepharma Plc(d)	63,456
137,030	Smiths Group Plc	2,218,461
46,937	Soco International Plc	101,330
214,668	Spectris Plc	5,711,807
183,962	Speedy Hire Plc	98,783
306,651	Spirax-Sarco Engineering Plc	15,301,408
129,217	Spirent Communications Plc	148,213
15,991	Sportech Plc(d)	15,187
38,490	Sports Direct International Plc(d)	216,636
19,974	St. Ives Plc	32,760
82,064	St. James’s Place Plc	1,039,604
54,495	St. Modwen Properties Plc	243,973
51,017	Stagecoach Group Plc	191,950
4,505	Stallergenes Greer Plc(d)	137,319
32,001	Sthree Plc	158,979
7,112	Stobart Group Ltd.	10,703
3,783	Stock Spirits Group Plc	8,913
3,594	Stolt-Nielsen Ltd.	47,537
56,188	Subsea 7 SA(d)	517,090
8,341	SuperGroup Plc	148,566
54,149	Synthomer Plc	275,338
90,072	Talktalk Telecom Group Plc	351,923
Shares		Value
UNITED KINGDOM (continued)
93,409	Tate & Lyle Plc	$802,532
826,520	Taylor Wimpey Plc	2,225,743
5,162	Ted Baker Plc	179,888
9,195	Telecom Plus Plc	125,083
94,379	Thomas Cook Group Plc(d)	121,699
3,226	Topps Tiles Plc	6,411
63,929	Travis Perkins Plc	1,726,220
16,317	Trifast Plc	32,335
129,631	Trinity Mirror Plc	214,034
43,591	TT electronics Plc	98,724
95,743	Tullett Prebon Plc	473,826
26,201	U & I Group Plc	76,089
68,821	UBM Plc	572,176
259,268	Ultra Electronics Holdings Plc	6,690,151
12,156	UNITE Group Plc (The)	112,343
81,811	Vectura Group Plc(d)	205,606
162,796	Vesuvius Plc	764,277
417,662	Victrex Plc	8,543,765
11,826	Vitec Group Plc (The)	94,433
1,370	VP Plc	14,413
14,613	Weir Group Plc (The)	256,222
28,154	WH Smith Plc	689,051
244,679	William Hill Plc	1,117,946
15,003	Wilmington Plc	56,065
12,913	Wincanton Plc(d)	31,698
4,308	Wireless Group PLC	11,393
548,984	WM Morrison Supermarkets Plc	1,532,910
11,514	Workspace Group Plc REIT	140,478
9,736	WS Atkins Plc	189,488
12,348	Xaar Plc	87,505
77,049	Xchanging Plc(d)	212,777
827	Zeal Network SE	38,309
		246,640,788
UNITED STATES — 47.6%
45,000	Abaxis, Inc.	2,039,400
215,000	Aceto Corp.	4,822,450
450,000	Actuant Corp. - Class A	12,019,500
523,587	Advance Auto Parts, Inc.	81,731,931
60,790	Alacer Gold Corp.(d)	164,729
680,000	ANSYS, Inc.(d)	61,723,600
31,200	Argonaut Gold, Inc.(d)	73,108
250,000	B&G Foods, Inc.	10,302,500
9,026	Bizlink Holding, Inc.	51,492
270,000	Blackbaud, Inc.	16,677,900
128,754	Boart Longyear Ltd.(d)	9,202
65,000	Boston Beer Co., Inc. (The) - Class A(d)	10,145,200
539,000	Brady Corp. - Class A(c)	14,278,110
260,000	Bryn Mawr Bank Corp.(c)	7,389,200
60,000	Buffalo Wild Wings, Inc.(d)	8,019,600
391,725	Cable & Wireless Communications Plc	421,265
200,000	Cantel Medical Corp.	13,398,000
465,000	Cardiovascular Systems, Inc.(d)	6,500,700
510,000	Cepheid, Inc.(d)	14,555,400

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
UNITED STATES (continued)
400,000	CLARCOR, Inc.	$23,508,000
275,000	Community Bank System, Inc.	10,881,750
182,200	CommVault Systems, Inc.(d)	7,974,894
300,000	CONMED Corp.	12,426,000
485,000	Cooper Cos., Inc. (The)	74,243,800
2,524,400	CoreLogic, Inc.(c)(d)	89,565,712
460,000	CR Bard, Inc.	97,598,200
400,000	CST Brands, Inc.	15,108,000
725,000	CVB Financial Corp.	12,455,500
936,234	Dun & Bradstreet Corp. (The)(c)	103,369,596
350,000	El Pollo Loco Holdings, Inc.(d)	4,616,500
250,000	Envestnet Inc(d)	7,845,000
25,000	Esterline Technologies Corp.(d)	1,716,500
550,000	Financial Engines, Inc.	17,715,500
341,700	First Financial Bankshares, Inc.(c)	11,064,246
965,000	Flowserve Corp.	47,101,650
700,000	Forum Energy Technologies, Inc.(d)	11,718,000
75,000	German American Bancorp, Inc.(c)	2,417,250
375,000	Globus Medical, Inc. - Class A(d)	9,390,000
145,000	Gorman-Rupp Co. (The)(c)	4,102,050
250,000	Guidewire Software, Inc.(d)	14,242,500
125,000	Halyard Health, Inc.(d)	3,520,000
175,000	HB Fuller Co.	7,826,000
200,000	Hibbett Sports, Inc.(d)	7,220,000
105,000	ICU Medical, Inc.(d)	10,430,700
695,000	IDEX Corp.	56,920,500
160,000	Independent Bank Corp.	7,524,800
790,200	Ingredion, Inc.	90,944,118
225,000	Innospec, Inc.	10,881,000
300,000	Insulet Corp.(d)	9,990,000
350,000	Integra LifeScience Holdings Corp.(d)	24,787,000
680,000	JM Smucker Co. (The)	86,346,400
125,000	John Bean Technologies Corp.	6,517,500
415,000	John Wiley & Sons, Inc. - Class A(c)	20,579,850
2,200,000	KAR Auction Services, Inc.(c)	82,720,000
625,000	Laboratory Corp of America Holdings(d)	78,325,000
80,000	Landstar System, Inc.	5,244,000
335,000	LogMein, Inc.(d)	19,999,500
250,000	Lydall, Inc.(c)(d)	9,197,500
250,000	Masimo Corp.(d)	10,837,500
300,000	Medidata Solutions, Inc.(d)	13,089,000
350,000	Mentor Graphics Corp.	6,986,000
677	Movie Gallery, Inc.(b)(c)(d)	0
1,325,000	Nasdaq, Inc.	81,765,750
100,000	Navigators Group, Inc. (The)(c)(d)	8,261,000
35,000	NBT Bancorp, Inc.	991,900
2,678,900	Newell Brands, Inc.	121,997,106
15,265,712	Nexteer Automotive Group Ltd.	16,098,380
Shares		Value
UNITED STATES (continued)
450,000	NIC, Inc.(c)	$7,969,500
275,000	NuVasive, Inc.(d)	14,558,500
379,800	Omnicell, Inc.(c)(d)	12,100,428
544,200	Omnicom Group, Inc.	45,152,274
0	Ormat Technologies, Inc.	13
3,184	Performance Sports Group Ltd.(d)	11,851
79,100	Phibro Animal Health Corp. - Class A	1,640,534
500,000	PROS Holdings, Inc.(c)(d)	5,880,000
220,000	Prosperity Bancshares, Inc.	11,609,400
300,000	QLIK Technologies, Inc.(d)	9,237,000
600,000	Qualys, Inc.(d)	15,108,000
110,000	Raven Industries, Inc.	1,769,900
200,000	RBC Bearings, Inc.(c)(d)	14,660,000
66,803	REC Silicon ASA(d)	14,685
867,000	Rockwell Collins, Inc.	76,460,730
11,854,500	Samsonite International SA(c)	38,282,719
110,000	Sensient Technologies Corp.	7,397,500
41,559	Sims Metal Management Ltd.	299,563
440,000	Snap-on, Inc.	70,083,200
500,000	Snyder’s-Lance, Inc.	15,985,000
885,000	Spectrum Brands Holdings,
	Inc.(c)	100,536,000
132,400	SPS Commerce, Inc.(d)	6,743,132
125,000	Standex International Corp.(c)	9,586,250
139,500	Stock Yards Bancorp, Inc.(c)	5,641,380
48,925	Tahoe Resources, Inc.	690,963
255,000	TreeHouse Foods, Inc.(d)	22,542,000
775,000	TriMas Corp.(c)(d)	14,027,500
365,000	UMB Financial Corp.	20,348,750
680,000	Universal Health Services, Inc., Series B	90,902,400
1,350,000	Vantiv, Inc. - Class A(d)	73,629,000
225,000	Washington Trust Bancorp, Inc.(c)	8,241,750
506,351	Waters Corp.(d)	65,906,646
230,000	WEX, Inc.(d)	21,732,700
1,100,000	Wolverine World Wide, Inc.	20,845,000
285,000	Woodward, Inc.	15,449,849
1,377,500	Wyndham Worldwide Corp.	97,733,625
		2,565,162,181
Total Common Stocks (Cost $3,768,977,558)		4,725,930,227
INVESTMENT COMPANY — 0.8%
41,802,100	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	41,802,100
Total Investment Company (Cost $41,802,100)		41,802,100
EXCHANGE TRADED FUNDS — 5.0%
192,200	iShares Core S&P Small Cap ETF	21,895,424

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Shares		Value
952,300	iShares MSCI EAFE Small Cap Index Fund	$47,986,397
100,861	iShares MSCI Japan Small Cap Index Fund(c)	5,872,127
55,000	SPDR Russell Nomura Small Cap Japan Fund(c)	2,914,175
180,000	SPDR S&P Emerging Markets Small Cap Fund(c)	7,065,000
860,000	SPDR S&P Oil & Gas Exploration & Production ETF	30,736,400
868,200	SPDR S&P Regional Banking ETF	35,031,870
584,870	Vanguard FTSE All World ex-US Small-Cap ETF(c)	56,264,494
495,750	Vanguard Small-Cap ETF	56,247,795
185,000	WisdomTree Emerging Markets Small Cap Dividend Fund	7,142,850
Total Exchange Traded Funds (Cost $240,353,271)		271,156,532
RIGHTS/WARRANTS — 0.0%
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
35,000	Glorious Sun Enterprises Ltd. Rights, Expire 5/9/16(d)	271
13,237	Polyplex Public Co. Ltd. Rights, Expire 5/27/16(c)(d)	322
		593
Consumer Staples — 0.0%
2,392,000	China Billion Resources Ltd. Rights, Expire 5/16/16(d)	0
Energy — 0.0%
76,400	Banpu Public Co. Ltd. Rights, Expire 5/31/16(c)(d)	34,121
51	Companhia de Gas de Sao Paulo Comgas Rights(c)(d)	20
40	Companhia de Transmissao de Energia Eletrica Paulista Rights, Expire 5/5/16(d)	132
81,144	Ezion Holdings Ltd. Warrants, Expire 4/24/20(d)	9,654
129,250	International Standard Resources Holdings Ltd. Rights, Expire 11/30/16(d)	933
1,062	Shinsung Solar Energy Co. Ltd. Rights, Expire 5/9/16(c)(d)	489
		45,349
Health Care — 0.0%
3	Addlife Rights, Expire 4/25/16(b)(d)	0
9,812	Intercell Contigent Value Rights(b)(c)(d)	0

Shares		Value
Health Care (continued)
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(d)	30,876
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(d)	0
		30,876
Industrials — 0.0%
428,722	Dialog Group Berhad Warrants, Expire 2/12/17(d)	42,252
5,531	GS Global Corp. Rights, Expire 6/2/16(c)(d)	3,107
236	Hanjin Kal Corp. Rights, Expire 6/9/16(c)(d)	788
		46,147
Information Technology — 0.0%
1,101	Manz AG Rights, Expire 5/17/16(d)	1,198
Materials — 0.0%
12,414	Usinas Siderurgicas de Minas Gerais S.A. Rights, 5/23/16(d)	289
Real Estate — 0.0%
3,634	Cheuk Nang Holdings Ltd. Warrants, Expire 4/22/17(d)	656
Total Rights/Warrants (Cost $56,063)		125,108

Principal
Amount
U.S. GOVERNMENT AGENCIES — 5.5%
Federal Home Loan Bank — 5.5%
$21,500,000	0.22%, 05/05/2016(f)	21,499,549
12,000,000	0.23%, 05/16/2016(f)	11,998,836
36,000,000	0.24%, 05/24/2016(f)	35,994,492
1,000,000	0.25%, 05/04/2016(f)	999,986
3,000,000	0.25%, 05/06/2016(f)	2,999,916
8,000,000	0.25%, 05/10/2016(f)	7,999,552
6,875,000	0.26%, 05/04/2016(f)	6,874,904
12,000,000	0.26%, 05/06/2016(f)	11,999,664
6,700,000	0.26%, 05/11/2016(f)	6,699,578
4,000,000	0.27%, 05/18/2016(f)	3,999,556
16,000,000	0.27%, 05/23/2016(f)	15,997,664
20,000,000	0.27%, 06/03/2016(f)	19,994,940
48,600,000	0.28%, 05/04/2016(f)	48,599,320
30,000,000	0.29%, 05/09/2016(f)	29,998,530
13,000,000	0.29%, 05/09/2016(f)	12,999,363
10,600,000	0.29%, 06/22/2016(f)	10,595,718
20,000,000	0.31%, 05/10/2016(f)	19,998,880
10,000,000	0.31%, 05/13/2016(f)	9,999,240
14,700,000	0.32%, 05/09/2016(f)	14,699,280

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2016 (Unaudited)

Principal
Amount
Federal Home Loan Bank (continued)
$1,700,000	0.33%, 05/17/2016(f)	$1,699,823
Total U.S. Government Agencies (Cost $295,648,307)		295,648,791

Shares
CASH SWEEP — 1.0%
52,706,153	Citibank - US Dollars on Deposit in Custody Account, 0.02%(e)	52,706,153

Total Cash Sweep (Cost $52,706,153)		52,706,153
TOTAL INVESTMENTS — 99.9% (Cost $4,399,543,452)(a)		5,387,368,911
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,297,750
NET ASSETS — 100.0%		$5,391,666,661

(a)	Cost for federal income tax purposes is $4,404,828,143 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,150,654,335
Unrealized depreciation	(168,113,567)
Net unrealized appreciation	$982,540,768

(b)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,361,290, which is 0.03% of net assets and the cost is $9,535,365.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $508,928,958 or 9.44% of net assets.
(d)	Non-income producing security.
(e)	The rate shown is the current yield as of April 30, 2016.
(f)	The rate represents the annualized yield at time of purchase.

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	3.1%
Consumer Discretionary	14.5%
Consumer Staples	9.1%
Diversified Financials	2.9%
Energy	1.1%
Health Care	13.1%
Industrials	21.2%
Information Technology	11.5%
Insurance	2.1%
Materials	5.3%
Real Estate	2.4%
Telecommunication Services	0.4%
Utilities	1.0%
Other*	12.3%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids, and accrued expenses payable.

63

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 22, 2016

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	June 22, 2016

* Print the name and title of each signing officer under his or her signature.